NATIONWIDE

VLI SEPARATE

ACCOUNT-4

Annual Report

to

Contract Owners

December 31, 2011

NATIONWIDE LIFE INSURANCE COMPANY

HOME OFFICE: COLUMBUS, OHIO

Report of Independent Registered Public Accounting Firm

The Board of Directors of Nationwide Life Insurance Company and Subsidiaries and

Contract Owners of Nationwide VLI Separate Account -4:

We have audited the accompanying statement of assets, liabilities and contract owners’ equity of Nationwide VLI Separate Account -4 (comprised of the sub-accounts listed in note 1(b), (collectively, “the Accounts”)) as of December 31, 2011, and the related statements of operations for the period then ended, the statements of changes in contract owners’ equity for each of the periods in the two-year period then ended, and the financial highlights for each of the periods in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Accounts’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2011, by correspondence with the transfer agents of the underlying mutual funds. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Accounts as of December 31, 2011, the results of their operations for the period then ended, the changes in contract owners’ equity for each of the periods in the two-year period then ended, and the financial highlights for each of the periods in the five-year period then ended, in conformity with U.S. generally accepted accounting principles.

/s/ KPMG LLP

Columbus, Ohio

March 13, 2012

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

December 31, 2011

Assets:
Investments at fair value:

Asset Allocation Fund - Class 2 (AMVAA2)
82,015 shares (cost $1,205,515)	$1,317,165
Bond Fund - Class 2 (AMVBD2)
55,867 shares (cost $604,516)	607,275
Global Small Capitalization Fund - Class 2 (AMVGS2)
81,149 shares (cost $1,590,523)	1,382,773
Growth Fund - Class 2 (AMVGR2)
267,733 shares (cost $15,289,269)	13,836,457
International Fund - Class 2 (AMVI2)
13,066 shares (cost $207,083)	198,078
Large Cap Core V.I. Fund - Class II (MLVLC2)
87,405 shares (cost $2,004,321)	2,011,179
Variable Series Funds, Inc. - Global Allocation V.I. Fund - Class II (MLVGA2)
557,811 shares (cost $8,752,810)	8,283,493
Calvert VP SRI Equity Portfolio (CVSSE)
16,330 shares (cost $278,758)	311,744
Variable Account Fund, Inc. - Value Portfolio (DAVVL)
217,414 shares (cost $2,440,121)	2,276,320
Small Cap Value Series - Service Class (DWVSVS)
611 shares (cost $18,926)	19,113
Stock Index Fund, Inc. - Initial Shares (DSIF)
8,674,142 shares (cost $247,823,407)	255,713,700
The Dreyfus Socially Responsible Growth Fund, Inc. - Initial Shares (DSRG)
316,382 shares (cost $7,532,830)	9,462,983
Insurance Trust - Insurance Trust Diversified Mid Cap Growth Portfolio 1 (OGGO)
198,205 shares (cost $2,643,745)	3,145,506
Insurance Trust - Insurance Trust Mid Cap Value Portfolio 1 (JPMMV1)
17,765 shares (cost $76,288)	121,867
Janus Aspen Series - Balanced Portfolio - Service Shares (JABS)
391,895 shares (cost $11,197,388)	10,871,176
Janus Aspen Series - Forty Portfolio - Service Shares (JACAS)
1,371,800 shares (cost $46,163,488)	44,871,563
Janus Aspen Series - Global Technology Portfolio - Service II Shares (JAGTS2)
372,071 shares (cost $2,135,660)	1,964,535
Janus Aspen Series - Global Technology Portfolio - Service Shares (JAGTS)
1,859,703 shares (cost $8,087,439)	9,614,663
Janus Aspen Series - Overseas Portfolio - Service II Shares (JAIGS2)
450,181 shares (cost $20,670,888)	16,944,805
Janus Aspen Series - Overseas Portfolio - Service Shares (JAIGS)
1,036,617 shares (cost $41,320,058)	38,790,191
Janus Aspen Series - Perkins Mid Cap Value Portfolio - Service Shares (JAMVS)
104,103 shares (cost $1,643,106)	1,580,277
Retirement Emerging Markets Equity Portfolio - Service Shares (LZREMS)
888,282 shares (cost $20,025,018)	16,619,750
Series Fund - Mid Cap Value Portfolio - Class VC (LOVMCV)
57,951 shares (cost $947,920)	919,105
Investors Growth Stock Series - Initial Class (MIGIC)
275,840 shares (cost $2,720,395)	3,036,994
Research International Series - Service Class (MVRISC)
78,980 shares (cost $844,557)	852,196
Value Series - Initial Class (MVFIC)
585,673 shares (cost $6,954,114)	7,426,333
Value Series - Service Class (MVFSC)
1,437,006 shares (cost $17,728,486)	18,020,057

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

December 31, 2011

Variable Insurance Trust II - International Value Portfolio - Service Class (MVIVSC)
1,643,874 shares (cost $24,226,734)	24,641,673
Core Plus Fixed Income Portfolio - Class I (MSVFI)
248,473 shares (cost $2,556,222)	2,531,944
Emerging Markets Debt Portfolio - Class I (MSEM)
4,215,371 shares (cost $34,690,213)	35,029,729
Global Real Estate Portfolio - Class II (VKVGR2)
149,355 shares (cost $1,194,768)	1,093,282
Mid Cap Growth Portfolio - Class I (MSVMG)
1,007,829 shares (cost $10,897,903)	11,307,846
The Universal Institutional Funds, Inc. - Capital Growth Portfolio - Class I (MSVEG)
37,298 shares (cost $848,903)	749,681
U.S. Real Estate Portfolio - Class I (MSVRE)
1,802,040 shares (cost $19,059,991)	24,453,688
American Century NVIT Multi Cap Value Fund - Class I (NVAMV1)
2,277,775 shares (cost $31,791,154)	31,888,850
American Funds NVIT Asset Allocation Fund - Class II (GVAAA2)
275,807 shares (cost $4,528,340)	4,754,906
American Funds NVIT Bond Fund - Class II (GVABD2)
187,990 shares (cost $1,980,928)	2,148,720
American Funds NVIT Global Growth Fund - Class II (GVAGG2)
236,317 shares (cost $4,906,239)	4,636,535
American Funds NVIT Growth Fund - Class II (GVAGR2)
154,150 shares (cost $7,764,061)	7,955,666
American Funds NVIT Growth-Income Fund - Class II (GVAGI2)
68,062 shares (cost $2,130,571)	2,429,830
Federated NVIT High Income Bond Fund - Class I (HIBF)
2,970,850 shares (cost $19,426,800)	19,429,359
Federated NVIT High Income Bond Fund - Class III (HIBF3)
1,696,838 shares (cost $11,306,058)	11,080,349
NVIT Emerging Markets Fund - Class I (GEM)
1,038,749 shares (cost $11,607,090)	10,553,693
NVIT Emerging Markets Fund - Class III (GEM3)
1,213,962 shares (cost $14,224,025)	12,309,571
NVIT International Equity Fund - Class I (GIG)
1,182,254 shares (cost $10,697,635)	9,458,033
NVIT International Equity Fund - Class III (GIG3)
474,357 shares (cost $3,621,194)	3,799,599
Gartmore NVIT International Equity Fund - Class VI (NVIE6)
44,403 shares (cost $341,227)	354,338
Neuberger Berman NVIT Multi Cap Opportunities Fund - Class I (NVNMO1)
1,583,325 shares (cost $12,417,111)	12,334,098
Neuberger Berman NVIT Socially Responsible Fund - Class I (NVNSR1)
58,112 shares (cost $635,557)	577,638
NVIT Cardinal Aggressive Fund - Class I (NVCRA1)
201,227 shares (cost $1,726,490)	1,627,922
NVIT Cardinal Balanced Fund - Class I (NVCRB1)
13,195,990 shares (cost $133,263,359)	131,695,981
NVIT Cardinal Capital Appreciation Fund - Class I (NVCCA1)
364,381 shares (cost $3,606,622)	3,465,260
NVIT Cardinal Conservative Fund - Class I (NVCCN1)
267,806 shares (cost $2,745,454)	2,750,367
NVIT Cardinal Moderate Fund - Class I (NVCMD1)
555,306 shares (cost $5,466,863)	5,419,785
NVIT Cardinal Moderately Aggressive Fund - Class I (NVCMA1)
529,953 shares (cost $4,728,042)	4,864,972
NVIT Cardinal Moderately Conservative Fund - Class I (NVCMC1)
121,674 shares (cost $1,232,878)	1,234,989

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

December 31, 2011

NVIT Core Bond Fund - Class I (NVCBD1)
91,409 shares (cost $990,263)	995,439
NVIT Core Plus Bond Fund - Class I (NVLCP1)
41,778 shares (cost $472,454)	480,026
NVIT Fund - Class I (TRF)
9,014,109 shares (cost $83,652,276)	81,577,691
NVIT Government Bond Fund - Class I (GBF)
9,882,832 shares (cost $117,037,181)	117,902,188
American Century NVIT Growth Fund - Class I (CAF)
925,513 shares (cost $10,165,067)	12,735,057
NVIT International Index Fund - Class II (GVIX2)
994,003 shares (cost $8,016,904)	7,206,518
NVIT International Index Fund - Class VI (GVIX6)
107,405 shares (cost $864,549)	777,609
NVIT Investor Destinations Aggressive Fund - Class II (GVIDA)
2,719,904 shares (cost $23,843,478)	23,799,162
NVIT Investor Destinations Balanced Fund - Class II (NVDBL2)
12,947 shares (cost $168,431)	165,987
NVIT Investor Destinations Capital Appreciation Fund - Class II (NVDCA2)
20,441 shares (cost $287,089)	282,491
NVIT Investor Destinations Conservative Fund - Class II (GVIDC)
1,161,562 shares (cost $11,571,126)	11,847,930
NVIT Investor Destinations Moderate Fund - Class II (GVIDM)
7,098,797 shares (cost $70,623,985)	73,330,578
NVIT Investor Destinations Moderately Aggressive Fund - Class II (GVDMA)
7,045,763 shares (cost $77,689,626)	70,246,260
NVIT Investor Destinations Moderately Conservative Fund - Class II (GVDMC)
1,552,013 shares (cost $15,303,616)	16,125,410
NVIT Mid Cap Index Fund - Class I (MCIF)
3,149,517 shares (cost $48,922,862)	55,274,018
NVIT Money Market Fund - Class I (SAM)
91,412,341 shares (cost $91,412,341)	91,412,341
NVIT Money Market Fund - Class V (SAM5)
221,605,740 shares (cost $221,605,740)	221,605,740
NVIT Multi-Manager International Growth Fund - Class III (NVMIG3)
1,740,728 shares (cost $13,422,288)	15,213,965
NVIT Multi-Manager International Value Fund - Class I (GVDIVI)
76,032 shares (cost $1,073,569)	636,388
NVIT Multi-Manager International Value Fund - Class III (GVDIV3)
542,198 shares (cost $6,693,177)	4,521,932
NVIT Multi-Manager Large Cap Growth Fund - Class I (NVMLG1)
1,205,114 shares (cost $10,966,004)	11,243,711
NVIT Multi-Manager Large Cap Value Fund - Class I (NVMLV1)
799,731 shares (cost $7,044,663)	6,445,836
NVIT Multi-Manager Mid Cap Growth Fund - Class I (NVMMG1)
2,911,422 shares (cost $22,160,411)	29,667,385
NVIT Multi-Manager Mid Cap Value Fund - Class I (NVMMV1)
6,632 shares (cost $66,933)	65,790
NVIT Multi-Manager Mid Cap Value Fund - Class II (NVMMV2)
982,408 shares (cost $8,372,820)	9,755,314
NVIT Multi-Manager Small Cap Growth Fund - Class I (SCGF)
798,489 shares (cost $11,097,053)	12,240,843
NVIT Multi-Manager Small Cap Value Fund - Class I (SCVF)
3,211,285 shares (cost $33,554,461)	31,727,495
NVIT Multi-Manager Small Company Fund - Class I (SCF)
2,639,581 shares (cost $36,914,987)	44,793,698
NVIT Multi-Sector Bond Fund - Class I (MSBF)
1,644,443 shares (cost $14,027,503)	14,257,320

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

December 31, 2011

NVIT Short Term Bond Fund - Class I (NVSTB1)
524,471 shares (cost $5,435,872)	5,423,033
NVIT Short Term Bond Fund - Class II (NVSTB2)
234,320 shares (cost $2,429,762)	2,415,843
NVIT Large Cap Growth Fund - Class I (NVOLG1)
7,057,238 shares (cost $106,839,377)	103,670,828
Templeton NVIT International Value Fund - Class III (NVTIV3)
40,446 shares (cost $518,828)	429,940
Van Kampen NVIT Comstock Value Fund - Class I (EIF)
908,220 shares (cost $9,808,063)	8,864,230
NVIT Real Estate Fund - Class I (NVRE1)
3,316,058 shares (cost $23,575,235)	30,043,483
VPS Growth and Income Portfolio - Class A (ALVGIA)
407,098 shares (cost $6,203,097)	7,348,125
VPS International Value Portfolio - Class A (ALVIVA)
951,023 shares (cost $13,450,441)	10,936,769
VPS Small/Mid Cap Value Portfolio - Class A (ALVSVA)
676,074 shares (cost $9,599,710)	10,452,108
VP Income & Growth Fund - Class I (ACVIG)
2,670,360 shares (cost $17,954,719)	16,396,012
VP Inflation Protection Fund - Class II (ACVIP2)
2,861,963 shares (cost $30,570,108)	33,628,068
VP International Fund - Class I (ACVI)
553,349 shares (cost $4,231,487)	4,111,381
VP Mid Cap Value Fund - Class I (ACVMV1)
385,696 shares (cost $5,108,656)	5,206,890
VP Ultra(R) Fund - Class I (ACVU1)
152,832 shares (cost $1,262,195)	1,448,847
VP Value Fund - Class I (ACVV)
2,532,592 shares (cost $13,972,478)	14,689,035
VP Vista(SM) Fund - Class I (ACVVS1)
117,283 shares (cost $1,455,914)	1,765,102
MidCap Stock Portfolio - Initial Shares (DVMCS)
85,291 shares (cost $1,120,962)	1,122,432
Small Cap Stock Index Portfolio - Service Shares (DVSCS)
3,301,041 shares (cost $33,950,776)	40,173,669
Appreciation Portfolio - Initial Shares (DCAP)
759,533 shares (cost $26,050,339)	28,862,271
Opportunistic Small Cap Portfolio: Initial Shares (DSC)
27,305 shares (cost $778,097)	717,021
International Value Portfolio - Initial Shares (DVIV)
1,605,948 shares (cost $15,449,203)	14,389,298
Variable Series II - Dreman Small Mid Cap Value VIP - Class B (SVSSVB)
159,953 shares (cost $1,765,010)	1,817,064
Variable Series II - Large Cap Value VIP - Class B (SVSLVB)
14,808 shares (cost $181,057)	171,332
Capital Appreciation Fund II - Primary Shares (FVCA2P)
194,123 shares (cost $1,106,390)	1,168,622
Quality Bond Fund II - Primary Shares (FQB)
2,959,043 shares (cost $32,102,785)	33,170,874
VIP Fund - Contrafund Portfolio - Service Class (FCS)
2,444,118 shares (cost $48,630,235)	56,092,500
VIP Fund - Energy Portfolio - Service Class 2 (FNRS2)
554,131 shares (cost $9,772,407)	10,373,332
VIP Fund - Equity-Income Portfolio - Service Class (FEIS)
2,936,468 shares (cost $62,932,209)	54,706,400
VIP Fund - Freedom Fund 2010 Portfolio - Service Class (FF10S)
233,601 shares (cost $2,240,441)	2,406,093

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

December 31, 2011

VIP Fund - Freedom Fund 2020 Portfolio - Service Class (FF20S)
1,022,203 shares (cost $9,872,298)	10,426,467
VIP Fund - Freedom Fund 2030 Portfolio - Service Class (FF30S)
677,193 shares (cost $6,468,175)	6,562,004
VIP Fund - Freedom Income Fund Portfolio - Service Class (FFINS)
180,837 shares (cost $1,896,400)	1,848,152
VIP Fund - Growth Opportunities Portfolio - Service Class (FGOS)
109,150 shares (cost $1,810,385)	1,994,162
VIP Fund - Growth Portfolio - Service Class (FGS)
1,625,318 shares (cost $56,972,752)	59,827,960
VIP Fund - High Income Portfolio - Service Class (FHIS)
2,529,510 shares (cost $12,900,133)	13,558,174
VIP Fund - High Income Portfolio - Service Class R (FHISR)
711,225 shares (cost $3,941,195)	3,797,943
VIP Fund - Index 500 Portfolio - Initial Class (FIP)
170,166 shares (cost $22,473,355)	22,007,568
VIP Fund - Investment Grade Bond Portfolio - Service Class (FIGBS)
2,394,025 shares (cost $31,211,268)	30,787,158
VIP Fund - Mid Cap Portfolio - Service Class (FMCS)
1,488,586 shares (cost $38,482,248)	43,064,781
VIP Fund - Overseas Portfolio - Service Class (FOS)
1,142,207 shares (cost $18,082,559)	15,511,169
VIP Fund - Overseas Portfolio - Service Class R (FOSR)
732,380 shares (cost $13,172,978)	9,923,747
VIP Fund - Value Strategies Portfolio - Service Class (FVSS)
437,682 shares (cost $3,354,695)	3,834,098
VIP Fund - VIP Freedom Fund 2015 Portfolio - Service Class (FF15S)
384,680 shares (cost $4,147,509)	3,989,128
VIP Fund - VIP Freedom Fund 2025 Portfolio - Service Class (FF25S)
461,939 shares (cost $4,884,089)	4,624,009
VIP Fund - VIP Freedom Fund 2040 Portfolio - Service Class (FF40S)
61,314 shares (cost $903,817)	806,273
Franklin Income Securities Fund - Class 2 (FTVIS2)
316,104 shares (cost $4,387,473)	4,526,603
Franklin Rising Dividends Securities Fund - Class 1 (FTVRDI)
631,458 shares (cost $11,346,095)	12,635,479
Franklin Small Cap Value Securities Fund - Class 1 (FTVSVI)
605,975 shares (cost $9,097,944)	9,586,530
Franklin Small Cap Value Securities Fund - Class 2 (FTVSV2)
338,494 shares (cost $4,838,951)	5,256,805
Mutual Discovery Global Securities Fund - Class 2 (FTVMD2)
10,725 shares (cost $227,837)	206,894
Templeton Developing Markets Securities Fund - Class 3 (FTVDM3)
478,839 shares (cost $4,328,760)	4,481,933
Templeton Foreign Securities Fund - Class 1 (TIF)
101,242 shares (cost $1,495,695)	1,293,873
Templeton Foreign Securities Fund - Class 2 (TIF2)
902,329 shares (cost $11,138,506)	11,333,247
Templeton Foreign Securities Fund - Class 3 (TIF3)
406,958 shares (cost $5,752,482)	5,091,043
Templeton Global Bond Securities Fund - Class 2 (FTVGI2)
2,060,932 shares (cost $39,695,811)	37,405,918
Templeton Global Bond Securities Fund - Class 3 (FTVGI3)
599,559 shares (cost $10,936,321)	10,882,002
VIP Founding Funds Allocation Fund - Class 2 (FTVFA2)
42,933 shares (cost $310,415)	325,858
Goldman Sachs VIT - Goldman Sachs Mid Cap Value Fund - Institutional Shares (GVMCE)
3,306,565 shares (cost $37,963,494)	43,282,933

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

December 31, 2011

VIT - Goldman Sachs VIT Growth Opportunities Fund - Service Shares (GVGOPS)
603 shares (cost $3,747)	3,823
ClearBridge Variable Small Cap Growth Portfolio - Class I (SBVSG)
50,490 shares (cost $792,726)	778,056
Lincoln VIP Trust - Baron Growth Opportunities Funds - Service Class (BNCAI)
328,959 shares (cost $8,248,407)	10,358,261
Advisers Management Trust - Short Duration Bond Portfolio - I Class Shares (AMTB)
355,167 shares (cost $3,988,788)	3,832,256
Guardian Portfolio - I Class Shares (AMGP)
106,437 shares (cost $1,597,765)	1,946,725
Mid-Cap Growth Portfolio - I Class Shares (AMCG)
166,663 shares (cost $3,804,463)	4,591,555
Partners Portfolio - I Class Shares (AMTP)
355,008 shares (cost $3,730,331)	3,546,525
Regency Portfolio - I Class Shares (AMRI)
289,731 shares (cost $3,610,956)	4,131,563
Small-Cap Growth Portfolio - S Class Shares (AMFAS)
178,394 shares (cost $1,839,541)	2,163,917
Socially Responsive Portfolio - I Class Shares (AMSRS)
181,120 shares (cost $2,420,281)	2,599,075
Capital Appreciation Fund/VA - Non-Service Shares (OVGR)
470,286 shares (cost $16,014,887)	18,693,880
Global Securities Fund/VA - Class 3 (OVGS3)
532,252 shares (cost $15,744,203)	14,716,760
Global Securities Fund/VA - Non-Service Shares (OVGS)
1,547,636 shares (cost $41,823,906)	42,498,083
High Income Fund/VA - Class 3 (OVHI3)
723,238 shares (cost $1,329,036)	1,388,616
High Income Fund/VA - Non-Service Shares (OVHI)
148,171 shares (cost $983,605)	281,525
Main Street Fund(R)/VA - Non-Service Shares (OVGI)
1,177,495 shares (cost $24,409,619)	24,385,928
Main Street Small- & Mid-Cap Fund(R)/VA - Non-Service Shares (OVSC)
241,279 shares (cost $3,440,412)	4,142,764
Mid-Cap Growth Fund/VA - Non-Service Shares (OVAG)
481,280 shares (cost $21,514,032)	22,649,052
Global Strategic Income Fund/VA: Non-service Shares (OVSB)
406,803 shares (cost $2,165,345)	2,188,599
All Asset Portfolio - Administrative Class (PMVAAA)
319,720 shares (cost $3,509,977)	3,334,677
Foreign Bond Portfolio (Unhedged) - Administrative Class (PMVFBA)
223,140 shares (cost $2,571,387)	2,697,760
Long-Term U.S. Government Portfolio - Administrative Class (PMVLGA)
30,897 shares (cost $369,513)	413,396
Low Duration Portfolio - Administrative Class (PMVLDA)
6,033,903 shares (cost $62,689,270)	62,631,912
Real Return Portfolio - Administrative Class (PMVRRA)
8,089,548 shares (cost $106,171,941)	112,849,199
Total Return Portfolio - Administrative Class (PMVTRA)
34,582,229 shares (cost $386,212,932)	381,096,160
Variable Contracts Trust - Emerging Markets VCT Portfolio - Class I Shares (PIVEMI)
66,677 shares (cost $1,959,869)	1,605,582
Variable Contracts Trust - High Yield VCT Portfolio - Class I Shares (PIHYB1)
996,580 shares (cost $10,212,466)	9,886,078
Putnam VT Growth and Income Fund - IB Shares (PVGIB)
45,274 shares (cost $666,635)	692,693
Putnam VT International Equity Fund - IB Shares (PVTIGB)
92,136 shares (cost $1,100,226)	874,368

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

December 31, 2011

Putnam VT Small Cap Value Fund - IB Shares (PVTSCB)
810 shares (cost $10,797)	10,581
Putnam VT Voyager Fund - IB Shares (PVTVB)
48,782 shares (cost $1,744,288)	1,549,308
Growth and Income Portfolio - Class I (ACGI)
100,336 shares (cost $1,867,983)	1,782,977
V.I. Basic Value Fund - Series I (AVBVI)
115,202 shares (cost $690,675)	705,038
V.I. Capital Appreciation Fund - Series I (AVCA)
37,765 shares (cost $757,042)	808,919
V.I. Capital Development Fund - Series I (AVCDI)
310,707 shares (cost $3,642,842)	3,868,304
V.I. High Yield Fund - Series I (AVHY1)
1,378,165 shares (cost $7,125,540)	6,945,953
V.I. International Growth Fund - Series I (AVIE)
1,336,504 shares (cost $34,942,619)	35,243,621
V.I. Mid Cap Core Equity Fund - Series I (AVMCCI)
21,774 shares (cost $269,257)	251,705
Micro-Cap Portfolio - Investment Class (ROCMC)
4,508,347 shares (cost $43,675,975)	46,931,893
Small-Cap Portfolio - Investment Class (ROCSC)
234,243 shares (cost $2,593,466)	2,358,824
Equity Income Portfolio - II (TREI2)
2,998,911 shares (cost $51,400,306)	58,088,905
Health Sciences Portfolio - II (TRHS2)
364,922 shares (cost $5,992,293)	5,857,002
Limited-Term Bond Portfolio (TRLT1)
79,303 shares (cost $399,293)	394,137
Mid-Cap Growth Portfolio - II (TRMCG2)
1,248,600 shares (cost $27,602,336)	25,995,854
New America Growth Portfolio (TRNAG1)
1,088,916 shares (cost $23,662,602)	22,061,446
Personal Strategy Balanced Portfolio (TRPSB1)
166,108 shares (cost $3,065,796)	2,956,715
VIP Trust - Emerging Markets Fund: Initial Class (VWEM)
1,401,800 shares (cost $14,758,124)	14,578,723
VIP Trust - Global Hard Assets Fund: Initial Class (VWHA)
1,572,908 shares (cost $51,246,696)	48,366,934
Vanguard(R) Variable Insurance Funds - Balanced Portfolio (VVB)
183,992 shares (cost $3,302,853)	3,477,440
Vanguard(R) Variable Insurance Funds - Diversified Value Portfolio (VVDV)
176,047 shares (cost $1,986,405)	2,212,917
Vanguard(R) Variable Insurance Funds - International Portfolio (VVI)
254,416 shares (cost $4,233,344)	3,963,797
Vanguard(R) Variable Insurance Funds - Mid-Cap Index Portfolio (VVMCI)
510,186 shares (cost $7,472,632)	7,392,601
Vanguard(R) Variable Insurance Funds - REIT Index Portfolio (VVREI)
142,783 shares (cost $1,478,562)	1,556,338
Vanguard(R) Variable Insurance Funds - Short-Term Investment-Grade Portfolio (VVSTC)
424,596 shares (cost $4,545,610)	4,547,422
Vanguard(R) Variable Insurance Funds - Total Bond Market Index Portfolio (VVHGB)
498,876 shares (cost $6,000,299)	6,201,033
Ivy Fund Variable Insurance Portfolios, Inc. - Asset Strategy (WRASP)
1,221,649 shares (cost $11,907,199)	11,126,417
Ivy Fund Variable Insurance Portfolios, Inc. - Growth (WRGP)
211,724 shares (cost $2,123,319)	2,157,654
Ivy Fund Variable Insurance Portfolios, Inc. - Real Estate Securities (WRRESP)
404,599 shares (cost $2,570,437)	2,733,028

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

December 31, 2011

Ivy Fund Variable Insurance Portfolios, Inc. - Science and Technology (WRSTP)
159,278 shares (cost $2,733,031)	2,428,474
Advantage Funds Variable Trust - VT Discovery Fund (SVDF)
244,828 shares (cost $4,206,777)	5,231,978
Advantage VT Opportunity Fund - Class 2 (SVOF)
466,617 shares (cost $7,346,408)	8,109,811
Advantage VT Small Cap Growth Fund - Class 2 (WFVSCG)
1,301,051 shares (cost $10,394,981)	9,992,071

Total Investments	$3,792,850,845

Accounts Payable	(132,490)

$3,792,718,355

Contract Owners’ Equity:
Accumulation units	3,792,718,355

Total Contract Owners’ Equity (note 8)	$3,792,718,355

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENT OF OPERATIONS

Year Ended December 31, 2011

Investment Activity:	Total	AMVAA2	AMVBD2	AMVGS2	AMVGR2	AMVI2	MLVLC2	MLVGA2
Reinvested dividends	$65,195,913	25,892	17,544	18,077	85,743	3,918	20,196	180,639
Asset charges (note 3)	(4,952,995)	(2,642)	(1,351)	(2,744)	(25,119)	(188)	(4,252)	-

Net investment income (loss)	60,242,918	23,250	16,193	15,333	60,624	3,730	15,944	180,639

Realized gain (loss) on investments	66,087,136	125,196	51,744	186,890	518,231	(17,298)	297,547	138,503
Change in unrealized gain (loss) on investments	(226,800,032)	(131,015)	(27,029)	(519,145)	(2,011,626)	(9,005)	(304,104)	(861,037)

Net gain (loss) on investments	(160,712,896)	(5,819)	24,715	(332,255)	(1,493,395)	(26,303)	(6,557)	(722,534)

Reinvested capital gains	25,040,572	-	-	-	-	-	-	184,619

Net increase (decrease) in contract owners’ equity resulting from operations	$(75,429,406)	17,431	40,908	(316,922)	(1,432,771)	(22,573)	9,387	(357,276)

Investment Activity:	CVSSE	DAVVL	DWVSVS	DSIF	DSRG	OGGO	JPMMV1	JABS
Reinvested dividends	$-	20,466	-	4,848,519	91,631	-	1,587	285,887
Asset charges (note 3)	(456)	(3,576)	(2)	(373,866)	(1,211)	(8,064)	(243)	(17,603)

Net investment income (loss)	(456)	16,890	(2)	4,474,653	90,420	(8,064)	1,344	268,284

Realized gain (loss) on investments	5,613	270,035	-	(3,720,227)	474,305	608,459	794	627,893
Change in unrealized gain (loss) on investments	(10,766)	(573,394)	187	1,754,050	(456,747)	(868,740)	218	(1,371,187)

Net gain (loss) on investments	(5,153)	(303,359)	187	(1,966,177)	17,558	(260,281)	1,012	(743,294)

Reinvested capital gains	-	177,925	-	1,755,181	-	-	-	590,997

Net increase (decrease) in contract owners’ equity resulting from operations	$(5,609)	(108,544)	185	4,263,657	107,978	(268,345)	2,356	115,987

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENT OF OPERATIONS

Year Ended December 31, 2011

Investment Activity:	JACAS	JAGTS2	JAGTS	JAIGS2	JAIGS	JAMVS	LZREMS	LOVMCV
Reinvested dividends	$128,880	-	-	92,341	203,552	10,353	365,176	2,056
Asset charges (note 3)	(57,561)	-	(8,060)	-	(79,144)	(3,436)	(33,016)	(1,984)

Net investment income (loss)	71,319	-	(8,060)	92,341	124,408	6,917	332,160	72

Realized gain (loss) on investments	1,366,581	138,798	807,841	(1,469,791)	(1,944,368)	31,899	(51,006)	236,391
Change in unrealized gain (loss) on investments	(5,183,176)	(347,812)	(1,768,798)	(7,685,434)	(18,805,387)	(114,390)	(3,966,255)	(281,059)

Net gain (loss) on investments	(3,816,595)	(209,014)	(960,957)	(9,155,225)	(20,749,755)	(82,491)	(4,017,261)	(44,668)

Reinvested capital gains	-	-	-	246,048	535,405	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$(3,745,276)	(209,014)	(969,017)	(8,816,836)	(20,089,942)	(75,574)	(3,685,101)	(44,596)

Investment Activity:	MIGIC	MVRISC	MVFIC	MVFSC	MVIVSC	MSVFI	MSEM	VKVGR2
Reinvested dividends	$17,714	13,105	113,187	154,723	278,724	95,738	1,224,723	40,431
Asset charges (note 3)	-	(1,874)	-	(29,824)	(58,459)	-	(33,850)	(2,468)

Net investment income (loss)	17,714	11,231	113,187	124,899	220,265	95,738	1,190,873	37,963

Realized gain (loss) on investments	72,311	33,300	(270,301)	733,257	320,702	(68,205)	988,467	46,050
Change in unrealized gain (loss) on investments	(57,102)	(135,722)	122,922	(677,432)	(1,134,343)	112,829	(285,039)	(219,853)

Net gain (loss) on investments	15,209	(102,422)	(147,379)	55,825	(813,641)	44,624	703,428	(173,803)

Reinvested capital gains	-	-	30,614	49,162	-	-	381,502	-

Net increase (decrease) in contract owners’ equity resulting from operations	$32,923	(91,191)	(3,578)	229,886	(593,376)	140,362	2,275,803	(135,840)

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENT OF OPERATIONS

Year Ended December 31, 2011

Investment Activity:	MSVMG	MSVEG	MSVRE	NVAMV1	GVAAA2	GVABD2	GVAGG2	GVAGR2
Reinvested dividends	$43,122	161	229,030	553,784	69,197	54,604	61,967	22,585
Asset charges (note 3)	(29,087)	(846)	(55,574)	-	-	-	-	-

Net investment income (loss)	14,035	(685)	173,456	553,784	69,197	54,604	61,967	22,585

Realized gain (loss) on investments	2,487,242	31,637	4,189,405	139,801	(90,295)	98,811	(229,612)	(467,228)
Change in unrealized gain (loss) on investments	(3,286,633)	(118,836)	(3,331,112)	(509,497)	81,651	(27,616)	(347,968)	38,452

Net gain (loss) on investments	(799,391)	(87,199)	858,293	(369,696)	(8,644)	71,195	(577,580)	(428,776)

Reinvested capital gains	5,360	-	-	84,323	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$(779,996)	(87,884)	1,031,749	268,411	60,553	125,799	(515,613)	(406,191)

Investment Activity:	GVAGI2	HIBF	HIBF3	GEM	GEM3	GIG	GIG3	NVIE6
Reinvested dividends	$26,141	1,773,946	791,881	92,637	108,306	119,436	52,341	4,847
Asset charges (note 3)	-	(39,715)	-	(29,395)	-	(8,909)	-	-

Net investment income (loss)	26,141	1,734,231	791,881	63,242	108,306	110,527	52,341	4,847

Realized gain (loss) on investments	(62,104)	817,468	549,071	5,605,352	(1,948,414)	798,541	124,805	50,941
Change in unrealized gain (loss) on investments	(28,397)	(1,728,342)	(854,694)	(8,744,331)	(1,850,266)	(2,340,290)	(559,594)	(99,953)

Net gain (loss) on investments	(90,501)	(910,874)	(305,623)	(3,138,979)	(3,798,680)	(1,541,749)	(434,789)	(49,012)

Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$(64,360)	823,357	486,258	(3,075,737)	(3,690,374)	(1,431,222)	(382,448)	(44,165)

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENT OF OPERATIONS

Year Ended December 31, 2011

Investment Activity:	NVNMO1	NVNSR1	NVCRA1	NVCRB1	NVCCA1	NVCCN1	NVCMD1	NVCMA1
Reinvested dividends	$82,877	4,918	23,492	3,443,701	88,531	49,831	117,415	125,110
Asset charges (note 3)	-	-	(12)	(131,802)	-	(4)	-	(8)

Net investment income (loss)	82,877	4,918	23,480	3,311,899	88,531	49,827	117,415	125,102

Realized gain (loss) on investments	302,023	15,366	5,008	175,111	166,720	52,405	182,885	250,357
Change in unrealized gain (loss) on investments	(2,133,159)	(98,685)	(129,907)	(6,151,589)	(462,112)	(90,770)	(489,070)	(693,783)

Net gain (loss) on investments	(1,831,136)	(83,319)	(124,899)	(5,976,478)	(295,392)	(38,365)	(306,185)	(443,426)

Reinvested capital gains	112,348	-	18,185	842,924	23,688	11,270	31,784	47,031

Net increase (decrease) in contract owners’ equity resulting from operations	$(1,635,911)	(78,401)	(83,234)	(1,821,655)	(183,173)	22,732	(156,986)	(271,293)

Investment Activity:	NVCMC1	NVCBD1	NVLCP1	TRF	GBF	CAF	GVIX2	GVIX6
Reinvested dividends	$27,197	28,621	8,266	979,555	3,413,445	79,252	206,129	21,240
Asset charges (note 3)	(15)	-	-	(55,056)	(179,107)	(1,515)	(17,723)	-

Net investment income (loss)	27,182	28,621	8,266	924,499	3,234,338	77,737	188,406	21,240

Realized gain (loss) on investments	96,093	6,246	2,649	(2,559,712)	403,773	643,810	48,569	12,811
Change in unrealized gain (loss) on investments	(136,877)	17,136	9,719	2,194,782	3,883,294	(819,555)	(1,340,495)	(139,217)

Net gain (loss) on investments	(40,784)	23,382	12,368	(364,930)	4,287,067	(175,745)	(1,291,926)	(126,406)

Reinvested capital gains	6,423	-	232	-	332,705	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$(7,179)	52,003	20,866	559,569	7,854,110	(98,008)	(1,103,520)	(105,166)

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENT OF OPERATIONS

Year Ended December 31, 2011

Investment Activity:	GVIDA	NVDBL2	NVDCA2	GVIDC	GVIDM	GVDMA	GVDMC	MCIF
Reinvested dividends	$477,627	3,141	3,952	331,228	1,689,638	1,571,131	390,596	455,126
Asset charges (note 3)	(13,110)	-	-	(8,297)	(30,947)	(18,668)	(5,874)	(67,086)

Net investment income (loss)	464,517	3,141	3,952	322,931	1,658,691	1,552,463	384,722	388,040

Realized gain (loss) on investments	(3,985,702)	873	3,940	589,714	(2,265,458)	(1,940,557)	(315,394)	(1,270,826)
Change in unrealized gain (loss) on investments	2,542,414	(4,970)	(12,931)	(584,410)	627,883	(1,218,419)	296,956	(591,806)

Net gain (loss) on investments	(1,443,288)	(4,097)	(8,991)	5,304	(1,637,575)	(3,158,976)	(18,438)	(1,862,632)

Reinvested capital gains	-	184	233	46,273	-	-	-	966,474

Net increase (decrease) in contract owners’ equity resulting from operations	$(978,771)	(772)	(4,806)	374,508	21,116	(1,606,513)	366,284	(508,118)

Investment Activity:	SAM	SAM5	NVMIG3	GVDIVI	GVDIV3	NVMLG1	NVMLV1	NVMMG1
Reinvested dividends	$64	167	225,325	14,038	100,047	857	78,003	-
Asset charges (note 3)	(17,326)	(479,842)	-	-	-	(4,001)	(1,774)	(203)

Net investment income (loss)	(17,262)	(479,675)	225,325	14,038	100,047	(3,144)	76,229	(203)

Realized gain (loss) on investments	-	-	402,933	(61,720)	(625,243)	254,252	161,782	1,945,976
Change in unrealized gain (loss) on investments	-	-	(2,233,220)	(76,477)	(340,538)	(517,881)	(901,778)	(3,192,784)

Net gain (loss) on investments	-	-	(1,830,287)	(138,197)	(965,781)	(263,629)	(739,996)	(1,246,808)

Reinvested capital gains	-	-	-	-	-	-	231,416	-

Net increase (decrease) in contract owners’ equity resulting from operations	$(17,262)	(479,675)	(1,604,962)	(124,159)	(865,734)	(266,773)	(432,351)	(1,247,011)

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENT OF OPERATIONS

Year Ended December 31, 2011

Investment Activity:	NVMMV1	NVMMV2	SCGF	SCVF	SCF	MSBF	NVSTB1	NVSTB2
Reinvested dividends	$826	87,266	-	156,696	280,418	656,408	98,673	41,896
Asset charges (note 3)	(177)	-	(7,456)	(18,798)	(54,036)	(7,849)	(13,519)	-

Net investment income (loss)	649	87,266	(7,456)	137,898	226,382	648,559	85,154	41,896

Realized gain (loss) on investments	(208)	521,704	(248,914)	(1,991,935)	(5,234,397)	1,045,694	8,717	9,277
Change in unrealized gain (loss) on investments	(5,728)	(865,842)	234,640	91,650	2,297,643	(775,063)	(28,529)	(13,938)

Net gain (loss) on investments	(5,936)	(344,138)	(14,274)	(1,900,285)	(2,936,754)	270,631	(19,812)	(4,661)

Reinvested capital gains	409	44,282	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$(4,878)	(212,590)	(21,730)	(1,762,387)	(2,710,372)	919,190	65,342	37,235

Investment Activity:	NVOLG1	NVTIV3	EIF	NVRE1	ALVGIA	ALVIVA	ALVSVA	ACVIG
Reinvested dividends	$776,665	12,397	125,688	266,945	95,992	530,838	53,082	264,014
Asset charges (note 3)	-	-	(711)	(8,257)	(9,648)	(27,253)	(11,410)	(6,991)

Net investment income (loss)	776,665	12,397	124,977	258,688	86,344	503,585	41,672	257,023

Realized gain (loss) on investments	260,324	(7,952)	(215,306)	1,467,534	(1,820,550)	1,668,879	1,297,540	(159,456)
Change in unrealized gain (loss) on investments	(3,572,901)	(74,518)	(98,112)	259,013	2,315,307	(4,885,601)	(2,240,924)	471,234

Net gain (loss) on investments	(3,312,577)	(82,470)	(313,418)	1,726,547	494,757	(3,216,722)	(943,384)	311,778

Reinvested capital gains	403,471	489	-	130,115	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$(2,132,441)	(69,584)	(188,441)	2,115,350	581,101	(2,713,137)	(901,712)	568,801

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENT OF OPERATIONS

Year Ended December 31, 2011

Investment Activity:	ACVIP2	ACVI	ACVMV1	ACVU1	ACVV	ACVVS1	DVMCS	DVSCS
Reinvested dividends	$1,311,944	132,911	64,009	-	314,640	-	11,089	227,876
Asset charges (note 3)	-	(13,415)	(3,259)	(1,444)	(32,098)	(3,257)	(2,275)	(64,092)

Net investment income (loss)	1,311,944	119,496	60,750	(1,444)	282,542	(3,257)	8,814	163,784

Realized gain (loss) on investments	380,351	1,317,778	596,113	77,242	2,502,767	103,892	361,543	2,233,176
Change in unrealized gain (loss) on investments	1,551,582	(1,596,890)	(802,430)	(65,898)	(2,977,804)	(256,971)	(339,265)	(1,232,864)

Net gain (loss) on investments	1,931,933	(279,112)	(206,317)	11,344	(475,037)	(153,079)	22,278	1,000,312

Reinvested capital gains	387,031	-	110,630	-	-	-	-	91,150

Net increase (decrease) in contract owners’ equity resulting from operations	$3,630,908	(159,616)	(34,937)	9,900	(192,495)	(156,336)	31,092	1,255,246

Investment Activity:	DCAP	DSC	DVIV	SVSSVB	SVSLVB	FVCA2P	FQB	FCS
Reinvested dividends	$448,558	3,802	374,954	11,410	-	5,790	1,817,318	546,917
Asset charges (note 3)	(24,408)	-	(37,218)	(3,919)	(241)	-	(37,511)	(134,377)

Net investment income (loss)	424,150	3,802	337,736	7,491	(241)	5,790	1,779,807	412,540

Realized gain (loss) on investments	(180,824)	186,543	(1,634,917)	371,880	(4,261)	(32,016)	60,682	7,635,162
Change in unrealized gain (loss) on investments	2,159,104	(292,528)	(1,642,358)	(521,679)	(9,724)	(808)	(1,070,706)	(9,188,011)

Net gain (loss) on investments	1,978,280	(105,985)	(3,277,275)	(149,799)	(13,985)	(32,824)	(1,010,024)	(1,552,849)

Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$2,402,430	(102,183)	(2,939,539)	(142,308)	(14,226)	(27,034)	769,783	(1,140,309)

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENT OF OPERATIONS

Year Ended December 31, 2011

Investment Activity:	FNRS2	FEIS	FF10S	FF20S	FF30S	FFINS	FGIS	FGOS
Reinvested dividends	$97,744	1,372,795	50,981	219,634	133,319	27,043	-	974
Asset charges (note 3)	-	(38,767)	(690)	(10,662)	(6,523)	(2,274)	(55)	(2,437)

Net investment income (loss)	97,744	1,334,028	50,291	208,972	126,796	24,769	(55)	(1,463)

Realized gain (loss) on investments	1,551,497	(3,347,319)	(17,497)	246,023	(158,694)	(10,547)	20,499	273,042
Change in unrealized gain (loss) on investments	(2,436,990)	3,101,487	(74,254)	(755,413)	(241,776)	(48,249)	(14,316)	(247,928)

Net gain (loss) on investments	(885,493)	(245,832)	(91,751)	(509,390)	(400,470)	(58,796)	6,183	25,114

Reinvested capital gains	-	-	12,754	39,753	19,510	5,827	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$(787,749)	1,088,196	(28,706)	(260,665)	(254,164)	(28,200)	6,128	23,651

Investment Activity:	FGS	FHIS	FHISR	FIP	FIGBS	FMCS	FOS	FOSR
Reinvested dividends	$165,271	934,183	274,609	449,797	1,268,149	70,865	242,036	153,264
Asset charges (note 3)	(46,535)	(15,293)	-	(50,276)	(57,282)	(42,654)	(29,710)	-

Net investment income (loss)	118,736	918,890	274,609	399,521	1,210,867	28,211	212,326	153,264

Realized gain (loss) on investments	3,913,247	179,448	294,619	1,332,407	978,007	(361,157)	(3,865,163)	(828,409)
Change in unrealized gain (loss) on investments	(3,406,084)	(591,370)	(407,144)	(1,663,065)	(560,031)	(5,161,584)	506,008	(1,448,289)

Net gain (loss) on investments	507,163	(411,922)	(112,525)	(330,658)	417,976	(5,522,741)	(3,359,155)	(2,276,698)

Reinvested capital gains	232,328	-	-	576,029	1,061,849	81,199	46,869	22,380

Net increase (decrease) in contract owners’ equity resulting from operations	$858,227	506,968	162,084	644,892	2,690,692	(5,413,331)	(3,099,960)	(2,101,054)

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENT OF OPERATIONS

Year Ended December 31, 2011

Investment Activity:	FVSS	FF05S	FF15S	FF25S	FF40S	FTVIS2	FTVRDI	FTVSVI
Reinvested dividends	$38,240	429	94,064	99,115	15,954	260,166	225,754	97,169
Asset charges (note 3)	(1,068)	(4)	(9,498)	(10,730)	(1,116)	-	-	-

Net investment income (loss)	37,172	425	84,566	88,385	14,838	260,166	225,754	97,169

Realized gain (loss) on investments	15,206	(48)	187,888	136,041	(26,150)	(226,569)	(249,849)	(486,134)
Change in unrealized gain (loss) on investments	(434,202)	-	(340,393)	(400,785)	(97,543)	52,420	749,300	(3,934)

Net gain (loss) on investments	(418,996)	(48)	(152,505)	(264,744)	(123,693)	(174,149)	499,451	(490,068)

Reinvested capital gains	-	89	23,410	15,575	1,329	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$(381,824)	466	(44,529)	(160,784)	(107,526)	86,017	725,205	(392,899)

Investment Activity:	FTVSV2	FTVMD2	FTVDM3	TIF	TIF2	TIF3	FTVGI2	FTVGI3
Reinvested dividends	$41,464	4,237	50,916	29,741	205,058	98,941	2,226,948	557,854
Asset charges (note 3)	(12,428)	(287)	-	-	(26,361)	-	(51,639)	-

Net investment income (loss)	29,036	3,950	50,916	29,741	178,697	98,941	2,175,309	557,854

Realized gain (loss) on investments	1,044,417	34,749	(191,613)	(10,413)	571,376	(370,246)	425,676	244,412
Change in unrealized gain (loss) on investments	(1,374,739)	(56,370)	(730,189)	(175,081)	(2,061,935)	(381,473)	(3,140,734)	(1,047,207)

Net gain (loss) on investments	(330,322)	(21,621)	(921,802)	(185,494)	(1,490,559)	(751,719)	(2,715,058)	(802,795)

Reinvested capital gains	-	4,115	-	-	-	-	258,976	64,997

Net increase (decrease) in contract owners’ equity resulting from operations	$(301,286)	(13,556)	(870,886)	(155,753)	(1,311,862)	(652,778)	(280,773)	(179,944)

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENT OF OPERATIONS

Year Ended December 31, 2011

Investment Activity:	FTVFA2	GVMCE	GVGOPS	SBVSG	BNCAI	AMTB	AMGP	AMCG
Reinvested dividends	$54	359,524	-	-	-	151,807	10,493	-
Asset charges (note 3)	-	(111,075)	(2)	(1,417)	(25,105)	-	(3,583)	(11,756)

Net investment income (loss)	54	248,449	(2)	(1,417)	(25,105)	151,807	6,910	(11,756)

Realized gain (loss) on investments	22,882	(261,531)	37	61,543	1,673,429	(41,260)	116,788	183,004
Change in unrealized gain (loss) on investments	(27,662)	(3,314,390)	77	(77,728)	(957,353)	(99,099)	(199,863)	(90,841)

Net gain (loss) on investments	(4,780)	(3,575,921)	114	(16,185)	716,076	(140,359)	(83,075)	92,163

Reinvested capital gains	-	-	67	12,812	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$(4,726)	(3,327,472)	179	(4,790)	690,971	11,448	(76,165)	80,407

Investment Activity:	AMTP	AMRI	AMFAS	AMSRS	OVGR	OVGS3	OVGS	OVHI3
Reinvested dividends	$-	28,011	-	9,322	115,473	212,921	644,481	124,543
Asset charges (note 3)	(5,063)	(10,278)	(2,441)	-	(56,839)	-	(87,838)	-

Net investment income (loss)	(5,063)	17,733	(2,441)	9,322	58,634	212,921	556,643	124,543

Realized gain (loss) on investments	152,280	486,588	124,477	(106,843)	5,229,717	(260,161)	(2,177,236)	37,261
Change in unrealized gain (loss) on investments	(623,657)	(804,481)	(186,211)	3,373	(4,969,815)	(1,314,095)	(2,442,566)	(193,074)

Net gain (loss) on investments	(471,377)	(317,893)	(61,734)	(103,470)	259,902	(1,574,256)	(4,619,802)	(155,813)

Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$(476,440)	(300,160)	(64,175)	(94,148)	318,536	(1,361,335)	(4,063,159)	(31,270)

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENT OF OPERATIONS

Year Ended December 31, 2011

Investment Activity:	OVHI	OVGI	OVSC	OVAG	OVSB	PMVAAA	PMVFBA	PMVLGA
Reinvested dividends	$33,769	223,627	26,287	-	64,286	223,037	49,067	5,582
Asset charges (note 3)	-	(8,859)	-	(14,635)	(4,760)	(4,642)	(1,252)	(526)

Net investment income (loss)	33,769	214,768	26,287	(14,635)	59,526	218,395	47,815	5,056

Realized gain (loss) on investments	(288,662)	397,458	(105,746)	1,401,345	194,366	55,638	114,884	8,394
Change in unrealized gain (loss) on investments	248,488	(585,310)	(7,305)	(871,098)	(276,246)	(238,663)	16,445	44,365

Net gain (loss) on investments	(40,174)	(187,852)	(113,051)	530,247	(81,880)	(183,025)	131,329	52,759

Reinvested capital gains	-	-	-	-	24,713	-	8,754	7,343

Net increase (decrease) in contract owners’ equity resulting from operations	$(6,405)	26,916	(86,764)	515,612	2,359	35,370	187,898	65,158

Investment Activity:	PMVLDA	PMVRRA	PMVTRA	PIVEMI	PIHYB1	PVGIB	PVTIGB	PVTSCB
Reinvested dividends	$1,118,223	2,092,495	9,418,288	4,864	582,648	9,069	37,035	45
Asset charges (note 3)	(134,827)	(216,499)	(631,582)	(2,570)	(22,519)	-	-	(22)

Net investment income (loss)	983,396	1,875,996	8,786,706	2,294	560,129	9,069	37,035	23

Realized gain (loss) on investments	1,412,217	4,165,888	3,874,880	92,935	2,000,371	(88,137)	(155,417)	278
Change in unrealized gain (loss) on investments	(1,731,371)	1,779,633	(6,242,224)	(566,240)	(2,439,424)	44,412	(60,329)	(891)

Net gain (loss) on investments	(319,154)	5,945,521	(2,367,344)	(473,305)	(439,053)	(43,725)	(215,746)	(613)

Reinvested capital gains	-	3,220,342	5,477,890	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$664,242	11,041,859	11,897,252	(471,011)	121,076	(34,656)	(178,711)	(590)

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENT OF OPERATIONS

Year Ended December 31, 2011

Investment Activity:	PVTVB	ACGI	AVBVI	AVCA	AVCDI	AVHY1	AVIE	AVMCCI
Reinvested dividends	$-	23,801	5,843	1,487	-	212,684	628,554	712
Asset charges (note 3)	-	(3,307)	(1,002)	-	(5,934)	(11,274)	(89,315)	(427)

Net investment income (loss)	-	20,494	4,841	1,487	(5,934)	201,410	539,239	285

Realized gain (loss) on investments	181,646	(17,278)	41,063	(45,636)	2,592,430	(212,246)	1,456,983	6,706
Change in unrealized gain (loss) on investments	(542,364)	(85,006)	(60,262)	(33,243)	(2,634,573)	(163,934)	(4,854,583)	(30,564)

Net gain (loss) on investments	(360,718)	(102,284)	(19,199)	(78,879)	(42,143)	(376,180)	(3,397,600)	(23,858)

Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$(360,718)	(81,790)	(14,358)	(77,392)	(48,077)	(174,770)	(2,858,361)	(23,573)

Investment Activity:	ROCMC	ROCSC	TRBCG2	TREI2	TRHS2	TRLT1	TRMCG2	TRNAG1
Reinvested dividends	$1,271,591	8,314	-	949,483	-	7,653	-	50,613
Asset charges (note 3)	(114,666)	(3,445)	(279)	(140,884)	(6,007)	(729)	(59,550)	(50,896)

Net investment income (loss)	1,156,925	4,869	(279)	808,599	(6,007)	6,924	(59,550)	(283)

Realized gain (loss) on investments	4,063,611	67,759	58,093	3,355,631	749,529	(2,510)	3,422,163	3,721,605
Change in unrealized gain (loss) on investments	(11,843,706)	(328,998)	(26,550)	(5,936,383)	(596,039)	(5,156)	(7,304,348)	(6,179,040)

Net gain (loss) on investments	(7,780,095)	(261,239)	31,543	(2,580,752)	153,490	(7,666)	(3,882,185)	(2,457,435)

Reinvested capital gains	-	-	-	-	-	3,684	3,142,076	1,761,338

Net increase (decrease) in contract owners’ equity resulting from operations	$(6,623,170)	(256,370)	31,264	(1,772,153)	147,483	2,942	(799,659)	(696,380)

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENT OF OPERATIONS

Year Ended December 31, 2011

Investment Activity:	TRPSB1	VWEM	VWHA	VVB	VVDV	VVI	VVMCI	VVREI
Reinvested dividends	$52,674	192,452	671,648	64,815	34,947	65,334	92,563	39,093
Asset charges (note 3)	(5,111)	(15,358)	(75,329)	(5,793)	(3,961)	(9,183)	(17,481)	(3,909)

Net investment income (loss)	47,563	177,094	596,319	59,022	30,986	56,151	75,082	35,184

Realized gain (loss) on investments	83,952	2,067,853	4,862,359	156,675	37,060	544,628	1,428,704	144,156
Change in unrealized gain (loss) on investments	(213,016)	(7,310,068)	(16,096,879)	(162,248)	(32,736)	(1,284,447)	(1,484,498)	33,221

Net gain (loss) on investments	(129,064)	(5,242,215)	(11,234,520)	(5,573)	4,324	(739,819)	(55,794)	177,377

Reinvested capital gains	-	-	719,170	-	-	-	-	27,470

Net increase (decrease) in contract owners’ equity resulting from operations	$(81,501)	(5,065,121)	(9,919,031)	53,449	35,310	(683,668)	19,288	240,031

Investment Activity:	VVSTC	VVHGB	WRASP	WRGP	WRRESP	WRSTP	SVDF	SVOF
Reinvested dividends	$126,173	305,701	115,626	7,834	17,988	-	-	15,505
Asset charges (note 3)	(8,305)	(15,427)	(7,634)	(2,663)	(3,132)	(4,654)	(4,779)	(19,778)

Net investment income (loss)	117,868	290,274	107,992	5,171	14,856	(4,654)	(4,779)	(4,273)

Realized gain (loss) on investments	125,043	(86,941)	346,527	180,818	162,557	93,672	192,078	498,551
Change in unrealized gain (loss) on investments	(210,980)	234,714	(1,341,774)	(236,218)	(88,891)	(408,785)	(159,318)	(1,409,759)

Net gain (loss) on investments	(85,937)	147,773	(995,247)	(55,400)	73,666	(315,113)	32,760	(911,208)

Reinvested capital gains	35,806	83,030	-	71,426	-	78,015	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$67,737	521,077	(887,255)	21,197	88,522	(241,752)	27,981	(915,481)

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENT OF OPERATIONS

Year Ended December 31, 2011

Investment Activity:	WFVSCG	NVAGF3	CSIEF3	GEF	GEF3	WSCP	SVSHEB
Reinvested dividends	$-	14,484	30,477	24,153	99	6,099	1,519
Asset charges (note 3)	(16,642)	-	(583)	(553)	-	-	(118)

Net investment income (loss)	(16,642)	14,484	29,894	23,600	99	6,099	1,401

Realized gain (loss) on investments	553,938	(35,519)	(46,211)	(546,568)	(227)	320,543	33,748
Change in unrealized gain (loss) on investments	(1,431,474)	11,159	(137,438)	480,203	(255)	(340,650)	(20,155)

Net gain (loss) on investments	(877,536)	(24,360)	(183,649)	(66,365)	(482)	(20,107)	13,593

Reinvested capital gains	-	19,764	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$(894,178)	9,888	(153,755)	(42,765)	(383)	(14,008)	14,994

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY

Years Ended December 31, 2011 and 2010

	Total		AMVAA2		AMVBD2		AMVGS2
	2011	2010	2011	2010	2011	2010	2011	2010
Investment activity:
Net investment income (loss)	$60,242,918	48,051,537	23,250	22,546	16,193	31,519	15,333	16,437
Realized gain (loss) on investments	66,087,136	(169,061,674)	125,196	(66,157)	51,744	34,343	186,890	120,547
Change in unrealized gain (loss) on investments	(226,800,032)	564,262,211	(131,015)	196,109	(27,029)	(12,968)	(519,145)	77,067
Reinvested capital gains	25,040,572	23,983,582	-	-	-	-	-	-

Net increase (decrease) in contract owners' equity resulting from operations	(75,429,406)	467,235,656	17,431	152,498	40,908	52,894	(316,922)	214,051

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	232,335,620	249,444,820	115,811	132,641	166,599	14,019	164,113	10,148
Transfers between funds	-	-	(114,654)	(38,102)	(755,951)	250,685	330,021	103,700
Surrenders (note 6)	(332,479,745)	(247,893,625)	(20,967)	(112,008)	(288)	-	(39,900)	-
Death Benefits (note 4)	(12,131,512)	(12,114,304)	-	(7,934)	-	(996)	(172)	(1,102)
Net policy repayments (loans) (note 5)	183,444	(1,195,759)	(20,938)	(7,927)	23,799	(16,183)	48,503	(16,514)
Deductions for surrender charges (note 2d)	(1,789,006)	(3,091,806)	-	-	-	-	-	-
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(108,579,372)	(113,435,370)	(52,505)	(46,888)	(21,183)	(9,836)	(25,810)	(7,842)
Asset charges (note 3):
FPVUL & VEL contracts	(5,317,581)	(5,244,610)	(787)	(781)	(383)	(49)	(340)	(1)
MSP contracts	(288,084)	(284,267)	-	-	-	-	-	-
SL contracts or LSFP contracts	(736,976)	(802,521)	-	-	-	-	-	-
Adjustments to maintain reserves	(394,811)	906,192	7	5	5	(18)	(4)	27

Net equity transactions	(229,198,023)	(133,711,250)	(94,033)	(80,994)	(587,402)	237,622	476,411	88,416

Net change in contract owners' equity	(304,627,429)	333,524,406	(76,602)	71,504	(546,494)	290,516	159,489	302,467
Contract owners' equity beginning of period	4,097,345,784	3,763,821,378	1,393,764	1,322,260	1,154,353	863,837	1,223,285	920,818

Contract owners' equity end of period	$3,792,718,355	4,097,345,784	1,317,162	1,393,764	607,859	1,154,353	1,382,774	1,223,285

CHANGES IN UNITS:
Beginning units	278,969,681	293,757,661	147,280	156,977	106,418	84,585	123,466	113,530
Units purchased	38,682,925	74,642,038	20,108	21,571	18,072	25,471	56,806	15,137
Units redeemed	(53,514,128)	(89,430,018)	(29,626)	(31,268)	(71,679)	(3,638)	(7,474)	(5,201)

Ending units	264,138,478	278,969,681	137,762	147,280	52,811	106,418	172,798	123,466

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY

Years Ended December 31, 2011 and 2010

	AMVGR2		AMVI2		MLVLC2		MLVGA2
	2011	2010	2011	2010	2011	2010	2011	2010
Investment activity:
Net investment income (loss)	$60,624	10,133	3,730	-	15,944	12,831	180,639	63,465
Realized gain (loss) on investments	518,231	34,614	(17,298)	-	297,547	50,459	138,503	90,734
Change in unrealized gain (loss) on investments	(2,011,626)	243,725	(9,005)	-	(304,104)	87,026	(861,037)	330,292
Reinvested capital gains	-	-	-	-	-	-	184,619	31,733

Net increase (decrease) in contract owners' equity resulting from operations	(1,432,771)	288,472	(22,573)	-	9,387	150,316	(357,276)	516,224

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	12,055	102	-	-	68,712	116,342	465,883	327,401
Transfers between funds	13,697,353	109,186	221,877	-	100,254	297,757	3,360,288	2,773,995
Surrenders (note 6)	(514,761)	-	-	-	(184,516)	(91,783)	(354,200)	(186,160)
Death Benefits (note 4)	-	(2,333)	-	-	-	(885)	(167,584)	-
Net policy repayments (loans) (note 5)	66,631	(31,460)	-	-	131,008	(1,852)	(522,883)	(33,527)
Deductions for surrender charges (note 2d)	-	-	-	-	-	-	(17,753)	(3,736)
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(116,049)	(12,552)	(1,206)	-	(29,136)	(25,435)	(273,692)	(176,055)
Asset charges (note 3):
FPVUL & VEL contracts	-	-	(20)	-	(162)	(123)	(21,277)	(12,542)
MSP contracts	-	-	-	-	-	-	(700)	(267)
SL contracts or LSFP contracts	-	-	-	-	-	-	(4,549)	(4,288)
Adjustments to maintain reserves	(29)	33	(3)	-	14	149	(138)	(233)

Net equity transactions	13,145,200	62,976	220,648	-	86,174	294,170	2,463,395	2,684,588

Net change in contract owners' equity	11,712,429	351,448	198,075	-	95,561	444,486	2,106,119	3,200,812
Contract owners' equity beginning of period	2,124,027	1,772,579	-	-	1,918,731	1,474,245	6,177,373	2,976,561

Contract owners' equity end of period	$13,836,456	2,124,027	198,075	-	2,014,292	1,918,731	8,283,492	6,177,373

CHANGES IN UNITS:
Beginning units	229,261	226,599	-	-	165,806	138,588	461,464	244,329
Units purchased	1,418,007	11,392	25,412	-	35,344	44,933	279,594	249,092
Units redeemed	(82,421)	(8,730)	(154)	-	(30,760)	(17,715)	(98,967)	(31,957)

Ending units	1,564,847	229,261	25,258	-	170,390	165,806	642,091	461,464

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2011 and 2010

	CVSSE		DAVVL		DWVSVS		DSIF
	2011	2010	2011	2010	2011	2010	2011	2010
Investment activity:
Net investment income (loss)	$(456)	(204)	16,890	26,849	(2)	-	4,474,653	4,335,919
Realized gain (loss) on investments	5,613	(6,435)	270,035	354,968	-	-	(3,720,227)	(5,752,564)
Change in unrealized gain (loss) on investments	(10,766)	43,284	(573,394)	(133,085)	187	-	1,754,050	36,844,292
Reinvested capital gains	-	-	177,925	-	-	-	1,755,181	-

Net increase (decrease) in contract owners' equity resulting from operations	(5,609)	36,645	(108,544)	248,732	185	-	4,263,657	35,427,647

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	7,662	2,685	223,994	292,907	15,794	-	11,472,115	13,888,136
Transfers between funds	53,328	19,173	(142,955)	(123,019)	4,504	-	1,225,816	(12,247,307)
Surrenders (note 6)	(2,462)	(83)	(89,952)	(5,752)	-	-	(22,885,446)	(21,168,029)
Death Benefits (note 4)	-	(1,059)	-	(10,084)	-	-	(1,241,814)	(535,722)
Net policy repayments (loans) (note 5)	-	-	(17,457)	(12,105)	(1,282)	-	442,576	(141,730)
Deductions for surrender charges (note 2d)	-	-	-	-	-	-	(52,794)	(133,150)
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(2,649)	(2,063)	(33,563)	(36,959)	(88)	-	(7,832,096)	(8,764,718)
Asset charges (note 3):
FPVUL & VEL contracts	-	-	(1,872)	(1,686)	-	-	(357,661)	(354,390)
MSP contracts	-	-	-	-	-	-	(12,049)	(12,213)
SL contracts or LSFP contracts	-	-	-	-	-	-	(60,281)	(67,989)
Adjustments to maintain reserves	3	9	(2)	2,095	1	-	(1,707)	16,500

Net equity transactions	55,882	18,662	(61,807)	105,397	18,929	-	(19,303,341)	(29,520,612)

Net change in contract owners' equity	50,273	55,307	(170,351)	354,129	19,114	-	(15,039,684)	5,907,035
Contract owners' equity beginning of period	261,472	206,165	2,446,673	2,092,544	-	-	270,761,843	264,854,808

Contract owners' equity end of period	$311,745	261,472	2,276,322	2,446,673	19,114	-	255,722,159	270,761,843

CHANGES IN UNITS:
Beginning units	15,365	14,173	284,231	273,828	-	-	21,609,408	24,244,638
Units purchased	3,546	1,650	36,634	46,348	2,277	-	1,237,119	1,451,225
Units redeemed	(304)	(458)	(44,779)	(35,945)	(152)	-	(2,795,242)	(4,086,455)

Ending units	18,607	15,365	276,086	284,231	2,125	-	20,051,285	21,609,408

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2011 and 2010

	DSRG		OGGO		JPMMV1		JABS
	2011	2010	2011	2010	2011	2010	2011	2010
Investment activity:
Net investment income (loss)	$90,420	88,836	(8,064)	(6,723)	1,344	1,844	268,284	290,539
Realized gain (loss) on investments	474,305	321,718	608,459	280,247	794	26,764	627,893	439,703
Change in unrealized gain (loss) on investments	(456,747)	988,748	(868,740)	463,624	218	4,223	(1,371,187)	173,573
Reinvested capital gains	-	-	-	-	-	-	590,997	-

Net increase (decrease) in contract owners’ equity resulting from operations	107,978	1,399,302	(268,345)	737,148	2,356	32,831	115,987	903,815

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	951,581	1,044,123	14,174	1,623	-	(11)	885,799	501,957
Transfers between funds	(123,457)	(640,445)	(200,095)	438,245	-	(78,656)	(1,962,305)	637,059
Surrenders (note 6)	(871,401)	(1,056,913)	(282,487)	(110,832)	-	-	(759,314)	(525,946)
Death Benefits (note 4)	(100,746)	(102,410)	(5,379)	(4,607)	-	(123)	(3,551)	(17,291)
Net policy repayments (loans) (note 5)	(64,034)	(77,927)	(2,291)	(981)	-	-	(92,036)	(3,518)
Deductions for surrender charges (note 2d)	(1,659)	(3,476)	-	-	-	-	(1,243)	(1,613)
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(742,253)	(794,886)	(61,389)	(47,213)	(1,845)	(2,401)	(259,642)	(272,081)
Asset charges (note 3):
FPVUL & VEL contracts	(45,175)	(44,387)	-	-	-	-	(11,002)	(9,139)
MSP contracts	(1,334)	(1,331)	-	-	-	-	(35)	(38)
SL contracts or LSFP contracts	(1,751)	(2,077)	-	-	-	-	(1,197)	(1,820)
Adjustments to maintain reserves	(413)	116	(29)	102	2	(2)	(12)	(10)

Net equity transactions	(1,000,642)	(1,679,613)	(537,496)	276,337	(1,843)	(81,193)	(2,204,538)	307,560

Net change in contract owners’ equity	(892,664)	(280,311)	(805,841)	1,013,485	513	(48,362)	(2,088,551)	1,211,375
Contract owners’ equity beginning of period	10,362,700	10,643,011	3,951,340	2,937,855	121,360	169,722	12,959,724	11,748,349

Contract owners’ equity end of period	$9,470,036	10,362,700	3,145,499	3,951,340	121,873	121,360	10,871,173	12,959,724

CHANGES IN UNITS:
Beginning units	788,385	938,021	190,112	177,271	7,841	13,479	709,708	695,173
Units purchased	87,383	94,519	815	21,582	-	-	42,503	110,363
Units redeemed	(164,148)	(244,155)	(29,405)	(8,741)	(118)	(5,638)	(164,617)	(95,828)

Ending units	711,620	788,385	161,522	190,112	7,723	7,841	587,594	709,708

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2011 and 2010

	JACAS		JAGTS2		JAGTS		JAIGS2
	2011	2010	2011	2010	2011	2010	2011	2010
Investment activity:
Net investment income (loss)	$71,319	64,015	-	-	(8,060)	(6,694)	92,341	139,019
Realized gain (loss) on investments	1,366,581	1,885,956	138,798	20,465	807,841	516,960	(1,469,791)	(208,457)
Change in unrealized gain (loss) on investments	(5,183,176)	1,660,766	(347,812)	176,686	(1,768,798)	2,018,995	(7,685,434)	5,882,163
Reinvested capital gains	-	-	-	-	-	-	246,048	-

Net increase (decrease) in contract owners’ equity resulting from operations	(3,745,276)	3,610,737	(209,014)	197,151	(969,017)	2,529,261	(8,816,836)	5,812,725

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	2,878,619	3,768,440	832,813	509,656	105,913	265,864	2,198,264	3,078,690
Transfers between funds	(4,179,211)	2,057,685	(29,831)	1,048,774	(221,297)	(485,648)	(2,824,710)	1,558,932
Surrenders (note 6)	(8,133,053)	(3,133,700)	(707,588)	(83,333)	(973,800)	(832,271)	(2,678,878)	(2,212,694)
Death Benefits (note 4)	(95,303)	(135,292)	(5,803)	(1,045)	(48,030)	(30,098)	(51,495)	(77,739)
Net policy repayments (loans) (note 5)	(297,692)	(762,945)	515,466	92,481	(174,112)	(302,799)	(12,198)	(289,490)
Deductions for surrender charges (note 2d)	(20,535)	(38,022)	(1,342)	(384)	(1,765)	(5,975)	(30,609)	(34,759)
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(1,578,033)	(1,833,997)	(142,574)	(40,140)	(461,813)	(555,410)	(1,077,883)	(1,221,542)
Asset charges (note 3):
FPVUL & VEL contracts	(91,690)	(100,018)	(7,534)	(1,858)	(30,196)	(33,674)	(81,743)	(87,302)
MSP contracts	(2,205)	(2,325)	(47)	-	(689)	(619)	(2,209)	(2,312)
SL contracts or LSFP contracts	(8,664)	(13,044)	(969)	(106)	(1,480)	(2,228)	(9,629)	(12,779)
Adjustments to maintain reserves	10	(4,142)	(3)	(237)	(160)	678	(55)	1,991

Net equity transactions	(11,527,757)	(197,360)	452,588	1,523,808	(1,807,429)	(1,982,180)	(4,571,145)	700,996

Net change in contract owners’ equity	(15,273,033)	3,413,377	243,574	1,720,959	(2,776,446)	547,081	(13,387,981)	6,513,721
Contract owners’ equity beginning of period	60,144,613	56,731,236	1,720,959	-	12,391,146	11,844,065	30,332,835	23,819,114

Contract owners’ equity end of period	$44,871,580	60,144,613	1,964,533	1,720,959	9,614,700	12,391,146	16,944,854	30,332,835

CHANGES IN UNITS:
Beginning units	5,463,910	5,472,899	151,587	-	2,171,152	2,576,599	1,903,372	1,868,731
Units purchased	495,745	736,565	82,897	162,312	89,397	159,422	181,793	369,316
Units redeemed	(1,580,479)	(745,554)	(44,728)	(10,725)	(413,043)	(564,869)	(513,792)	(334,675)

Ending units	4,379,176	5,463,910	189,756	151,587	1,847,506	2,171,152	1,571,373	1,903,372

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2011 and 2010

	JAIGS		JAMVS		LZREMS		LOVMCV
	2011	2010	2011	2010	2011	2010	2011	2010
Investment activity:
Net investment income (loss)	$124,408	241,477	6,917	1,205	332,160	75,470	72	2,641
Realized gain (loss) on investments	(1,944,368)	741,576	31,899	4,709	(51,006)	67,842	236,391	287,966
Change in unrealized gain (loss) on investments	(18,805,387)	12,993,882	(114,390)	51,561	(3,966,255)	560,987	(281,059)	(15,216)
Reinvested capital gains	535,405	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(20,089,942)	13,976,935	(75,574)	57,475	(3,685,101)	704,299	(44,596)	275,391

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	885,641	946,066	189,316	36,863	768,479	332,627	27,111	89,543
Transfers between funds	(4,200,672)	(3,697,255)	1,017,929	395,220	13,384,519	7,077,998	(318,395)	(212,360)
Surrenders (note 6)	(2,283,214)	(4,411,633)	(6,994)	-	(1,813,746)	-	(39,071)	(113,258)
Death Benefits (note 4)	(56,497)	(142,987)	(5,239)	-	(1,179)	(8,484)	-	(4,482)
Net policy repayments (loans) (note 5)	(361,192)	(405,123)	-	-	87,561	(72,904)	(586)	(803)
Deductions for surrender charges (note 2d)	(3,132)	(10,879)	-	-	-	-	-	-
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(1,136,261)	(1,350,641)	(26,336)	(2,341)	(134,893)	(15,317)	(18,615)	(24,185)
Asset charges (note 3):
FPVUL & VEL contracts	(59,252)	(71,430)	(40)	-	(728)	(138)	(26)	(165)
MSP contracts	(2,608)	(3,032)	-	-	-	-	-	-
SL contracts or LSFP contracts	(6,611)	(10,254)	-	-	-	-	-	-
Adjustments to maintain reserves	449	(11,339)	(10)	5	(3,087)	(185)	(20)	133

Net equity transactions	(7,223,349)	(9,168,507)	1,168,626	429,747	12,286,926	7,313,597	(349,602)	(265,577)

Net change in contract owners’ equity	(27,313,291)	4,808,428	1,093,052	487,222	8,601,825	8,017,896	(394,198)	9,814
Contract owners’ equity beginning of period	66,103,413	61,294,985	487,222	-	8,017,896	-	1,313,297	1,303,483

Contract owners’ equity end of period	$38,790,122	66,103,413	1,580,274	487,222	16,619,721	8,017,896	919,099	1,313,297

CHANGES IN UNITS:
Beginning units	3,374,504	3,903,753	46,500	-	704,127	-	107,968	134,346
Units purchased	221,950	197,872	113,026	46,745	1,285,355	712,911	2,452	16,557
Units redeemed	(664,724)	(727,121)	(3,734)	(245)	(205,784)	(8,784)	(31,508)	(42,935)

Ending units	2,931,730	3,374,504	155,792	46,500	1,783,698	704,127	78,912	107,968

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2011 and 2010

	MIGIC		MVRISC		MVFIC		MVFSC
	2011	2010	2011	2010	2011	2010	2011	2010
Investment activity:
Net investment income (loss)	$17,714	14,365	11,231	7,250	113,187	105,911	124,899	49,632
Realized gain (loss) on investments	72,311	7,810	33,300	(10,221)	(270,301)	(242,905)	733,257	173,246
Change in unrealized gain (loss) on investments	(57,102)	357,498	(135,722)	70,928	122,922	958,030	(677,432)	365,978
Reinvested capital gains	-	-	-	-	30,614	-	49,162	-

Net increase (decrease) in contract owners’ equity resulting from operations	32,923	379,673	(91,191)	67,957	(3,578)	821,036	229,886	588,856

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	190,992	242,908	72,231	63,618	455,012	537,510	1,207,739	397,640
Transfers between funds	75,191	(163,657)	119,555	23,371	(201,205)	398,804	10,645,377	2,388,705
Surrenders (note 6)	(393,802)	(108,377)	(8,013)	(28,917)	(541,675)	(504,623)	(682,089)	(152,659)
Death Benefits (note 4)	(44,380)	(4,464)	-	-	(22,318)	(36,760)	(10,591)	-
Net policy repayments (loans) (note 5)	(28,807)	(63,844)	(1,092)	-	21,688	(7,690)	(4,037)	(9,352)
Deductions for surrender charges (note 2d)	(9,567)	(8,135)	-	-	(2,890)	(6,687)	-	-
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(169,169)	(180,912)	(13,612)	(14,090)	(313,359)	(304,177)	(226,994)	(114,977)
Asset charges (note 3):
FPVUL & VEL contracts	(14,177)	(13,894)	(103)	(49)	(22,010)	(20,863)	(1,372)	(1,359)
MSP contracts	(196)	(176)	-	-	(677)	(593)	-	-
SL contracts or LSFP contracts	(598)	(697)	-	-	(4,829)	(5,619)	-	-
Adjustments to maintain reserves	(7)	42	14	36	17	(20)	(34)	73

Net equity transactions	(394,520)	(301,206)	168,980	43,969	(632,246)	49,282	10,927,999	2,508,071

Net change in contract owners’ equity	(361,597)	78,467	77,789	111,926	(635,824)	870,318	11,157,885	3,096,927
Contract owners’ equity beginning of period	3,398,585	3,320,118	775,594	663,668	8,062,164	7,191,846	6,862,164	3,765,237

Contract owners’ equity end of period	$3,036,988	3,398,585	853,383	775,594	7,426,340	8,062,164	18,020,049	6,862,164

CHANGES IN UNITS:
Beginning units	216,391	237,765	89,179	84,128	441,004	438,770	767,637	467,409
Units purchased	17,700	17,940	26,076	11,683	36,547	61,462	1,323,625	334,550
Units redeemed	(41,834)	(39,314)	(4,690)	(6,632)	(70,095)	(59,228)	(61,091)	(34,322)

Ending units	192,257	216,391	110,565	89,179	407,456	441,004	2,030,171	767,637

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2011 and 2010

	MVIVSC		MSVFI		MSEM		VKVGR2
	2011	2010	2011	2010	2011	2010	2011	2010
Investment activity:
Net investment income (loss)	$220,265	182,521	95,738	152,267	1,190,873	399,155	37,963	73,929
Realized gain (loss) on investments	320,702	(93,156)	(68,205)	(70,775)	988,467	271,162	46,050	218,884
Change in unrealized gain (loss) on investments	(1,134,343)	1,578,836	112,829	90,701	(285,039)	(167,202)	(219,853)	(91,262)
Reinvested capital gains	-	-	-	-	381,502	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(593,376)	1,668,201	140,362	172,193	2,275,803	503,115	(135,840)	201,551

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	387,722	(217,964)	139,980	159,141	342,924	419,139	134,159	76,710
Transfers between funds	5,188,905	16,022,249	83,361	(135,198)	289,237	24,553,237	(25,398)	325,744
Surrenders (note 6)	(594,806)	(76,258)	(158,149)	(81,672)	(568,892)	(1,280,237)	(88,465)	(64,540)
Death Benefits (note 4)	-	(16,546)	(414)	(211)	(104,553)	(11,771)	(1,420)	-
Net policy repayments (loans) (note 5)	(8,088)	-	21,225	(23,432)	39,409	(21,556)	(9,202)	(11,458)
Deductions for surrender charges (note 2d)	-	-	(5,824)	(4,714)	(4,797)	(4,732)	-	-
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(339,421)	(227,272)	(119,240)	(135,090)	(508,136)	(338,250)	(28,989)	(26,969)
Asset charges (note 3):
FPVUL & VEL contracts	(632)	(29)	(8,987)	(9,160)	(19,040)	(20,144)	(420)	(258)
MSP contracts	-	-	(486)	(486)	(347)	(292)	-	-
SL contracts or LSFP contracts	-	-	(1,165)	(1,763)	(2,078)	(2,491)	-	-
Adjustments to maintain reserves	17,920	393,235	(6)	225	17	(206)	(4)	(47)

Net equity transactions	4,651,600	15,877,415	(49,705)	(232,360)	(536,256)	23,292,697	(19,739)	299,182

Net change in contract owners’ equity	4,058,224	17,545,616	90,657	(60,167)	1,739,547	23,795,812	(155,579)	500,733
Contract owners’ equity beginning of period	20,583,425	3,037,809	2,441,287	2,501,454	33,290,184	9,494,372	1,248,856	748,123

Contract owners’ equity end of period	$24,641,649	20,583,425	2,531,944	2,441,287	35,029,731	33,290,184	1,093,277	1,248,856

CHANGES IN UNITS:
Beginning units	1,441,156	230,861	190,070	208,669	999,333	366,568	148,350	108,490
Units purchased	473,135	1,263,642	24,426	15,435	54,576	698,489	25,039	53,771
Units redeemed	(154,143)	(53,347)	(27,905)	(34,034)	(73,228)	(65,724)	(28,648)	(13,911)

Ending units	1,760,148	1,441,156	186,591	190,070	980,681	999,333	144,741	148,350

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2011 and 2010

	MSVMG		MSVEG		MSVRE		NVAMV1
	2011	2010	2011	2010	2011	2010	2011	2010
Investment activity:
Net investment income (loss)	$14,035	(23,540)	(685)	(317)	173,456	489,540	553,784	58,025
Realized gain (loss) on investments	2,487,242	318,696	31,637	72,477	4,189,405	(750,645)	139,801	10,365
Change in unrealized gain (loss) on investments	(3,286,633)	2,519,164	(118,836)	(10,654)	(3,331,112)	6,194,105	(509,497)	607,953
Reinvested capital gains	5,360	-	-	-	-	-	84,323	79,381

Net increase (decrease) in contract owners’ equity resulting from operations	(779,996)	2,814,320	(87,884)	61,506	1,031,749	5,933,000	268,411	755,724

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	608,714	102,006	5,672	1,132	516,093	541,390	2,224,289	142,179
Transfers between funds	651,278	(94,798)	713,900	(309,141)	(254,253)	(430,858)	(2,952,345)	37,090,765
Surrenders (note 6)	(394,939)	(735,822)	(3,470)	(4,410)	(1,913,429)	(1,055,295)	(3,180,722)	(225,001)
Death Benefits (note 4)	(14,332)	(4,467)	-	-	(40,872)	(44,647)	(168,870)	-
Net policy repayments (loans) (note 5)	(8,817)	17,980	(963)	17,981	142,936	(129,433)	(184,453)	(26,427)
Deductions for surrender charges (note 2d)	-	-	-	-	(38)	184	(28,414)	(1,023)
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(172,373)	(157,990)	(17,344)	(6,440)	(365,476)	(356,015)	(1,595,882)	(102,555)
Asset charges (note 3):
FPVUL & VEL contracts	(504)	(69)	(101)	(18)	(17)	93	(124,620)	(8,125)
MSP contracts	-	-	-	-	-	-	(4,667)	(326)
SL contracts or LSFP contracts	-	-	-	-	(5)	-	(15,757)	(1,102)
Adjustments to maintain reserves	(163)	655	(3)	150	(13)	5,382	137	(124)

Net equity transactions	668,864	(872,505)	697,691	(300,746)	(1,915,074)	(1,469,199)	(6,031,304)	36,868,261

Net change in contract owners’ equity	(111,132)	1,941,815	609,807	(239,240)	(883,325)	4,463,801	(5,762,893)	37,623,985
Contract owners’ equity beginning of period	11,418,967	9,477,152	139,869	379,109	25,336,966	20,873,165	37,651,752	27,767

Contract owners’ equity end of period	$11,307,835	11,418,967	749,676	139,869	24,453,641	25,336,966	31,888,859	37,651,752

CHANGES IN UNITS:
Beginning units	917,869	1,005,476	13,550	45,095	838,673	895,319	2,641,103	2,210
Units purchased	203,718	72,497	63,622	4,892	27,674	48,972	184,131	2,664,041
Units redeemed	(142,601)	(160,104)	(2,186)	(36,437)	(102,957)	(105,618)	(602,747)	(25,148)

Ending units	978,986	917,869	74,986	13,550	763,390	838,673	2,222,487	2,641,103

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2011 and 2010

	GVAAA2		GVABD2		GVAGG2		GVAGR2
	2011	2010	2011	2010	2011	2010	2011	2010
Investment activity:
Net investment income (loss)	$69,197	69,483	54,604	58,669	61,967	43,712	22,585	12,128
Realized gain (loss) on investments	(90,295)	(143,324)	98,811	(26,339)	(229,612)	(339,175)	(467,228)	(669,336)
Change in unrealized gain (loss) on investments	81,651	670,464	(27,616)	135,883	(347,968)	857,732	38,452	1,909,972
Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	60,553	596,623	125,799	168,213	(515,613)	562,269	(406,191)	1,252,764

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	305,572	385,165	116,427	193,074	364,170	332,115	562,233	665,936
Transfers between funds	124,733	858,183	(392,479)	102,002	29,483	(250,877)	907,956	206,945
Surrenders (note 6)	(668,985)	(207,424)	(258,544)	(292,514)	(624,601)	(386,777)	(890,244)	(579,287)
Death Benefits (note 4)	(4,324)	-	-	(43,957)	(2,144)	(31,906)	(81,357)	(36,661)
Net policy repayments (loans) (note 5)	(37,912)	(11,110)	19,194	(28,940)	(35,584)	(70,922)	14,935	(54,549)
Deductions for surrender charges (note 2d)	(14,547)	(19,589)	(1,744)	(4,876)	(2,654)	(16,348)	(9,551)	(12,661)
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(243,517)	(250,934)	(114,907)	(139,500)	(230,353)	(220,572)	(314,316)	(293,451)
Asset charges (note 3):
FPVUL & VEL contracts	(15,953)	(15,075)	(7,317)	(9,235)	(20,908)	(17,231)	(24,894)	(22,181)
MSP contracts	(4,238)	(4,137)	(984)	(1,010)	(1,249)	(1,308)	(1,851)	(1,736)
SL contracts or LSFP contracts	(6,082)	(6,052)	(2,076)	(1,958)	(2,812)	(2,970)	(6,785)	(6,365)
Adjustments to maintain reserves	4	740	3	(12)	(10)	453	(126)	306

Net equity transactions	(565,249)	729,767	(642,427)	(226,926)	(526,662)	(666,343)	156,000	(133,704)

Net change in contract owners’ equity	(504,696)	1,326,390	(516,628)	(58,713)	(1,042,275)	(104,074)	(250,191)	1,119,060
Contract owners’ equity beginning of period	5,259,605	3,933,215	2,665,346	2,724,059	5,678,811	5,782,885	8,205,852	7,086,792

Contract owners’ equity end of period	$4,754,909	5,259,605	2,148,718	2,665,346	4,636,536	5,678,811	7,955,661	8,205,852

CHANGES IN UNITS:
Beginning units	483,491	405,011	229,234	248,317	473,561	536,732	773,203	789,242
Units purchased	39,068	133,707	16,361	50,560	36,939	38,545	140,909	93,446
Units redeemed	(89,485)	(55,227)	(70,798)	(69,643)	(84,169)	(101,716)	(127,612)	(109,485)

Ending units	433,074	483,491	174,797	229,234	426,331	473,561	786,500	773,203

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2011 and 2010

	GVAGI2		HIBF		HIBF3		GEM
	2011	2010	2011	2010	2011	2010	2011	2010
Investment activity:
Net investment income (loss)	$26,141	22,997	1,734,231	1,860,098	791,881	924,537	63,242	(34,217)
Realized gain (loss) on investments	(62,104)	(84,523)	817,468	(1,002,551)	549,071	1,542,620	5,605,352	(4,893,423)
Change in unrealized gain (loss) on investments	(28,397)	307,631	(1,728,342)	1,854,148	(854,694)	(1,162,778)	(8,744,331)	8,698,405
Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(64,360)	246,105	823,357	2,711,695	486,258	1,304,379	(3,075,737)	3,770,765

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	143,122	157,105	729,710	1,066,197	882,424	863,490	375,967	597,380
Transfers between funds	171,533	133,173	(2,757,119)	(664,043)	(1,019,783)	(456,586)	(12,261,452)	(2,467,648)
Surrenders (note 6)	(304,329)	(90,631)	(1,646,402)	(1,046,482)	(718,563)	(949,364)	(1,926,363)	(1,859,974)
Death Benefits (note 4)	-	(40,844)	(27,965)	(78,750)	(19,850)	(51,218)	(30,706)	(54,066)
Net policy repayments (loans) (note 5)	(19,486)	(10,564)	(39,203)	(77,435)	21,360	(94,591)	132,823	(248,487)
Deductions for surrender charges (note 2d)	(379)	(6,277)	(621)	(3,427)	(9,771)	(28,504)	(1,542)	(4,412)
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(93,484)	(95,446)	(368,397)	(335,635)	(488,312)	(545,419)	(390,794)	(489,985)
Asset charges (note 3):
FPVUL & VEL contracts	(8,099)	(7,627)	(14,142)	(15,008)	(35,236)	(38,622)	(8,911)	(10,969)
MSP contracts	(899)	(782)	(1,002)	(958)	(766)	(664)	(608)	(703)
SL contracts or LSFP contracts	(1,215)	(1,011)	(1,230)	(1,417)	(5,578)	(5,155)	(462)	(676)
Adjustments to maintain reserves	(17)	49	21	(80)	13	33	(131)	638

Net equity transactions	(113,253)	37,145	(4,126,350)	(1,157,038)	(1,394,062)	(1,306,600)	(14,112,179)	(4,538,902)

Net change in contract owners’ equity	(177,613)	283,250	(3,302,993)	1,554,657	(907,804)	(2,221)	(17,187,916)	(768,137)
Contract owners’ equity beginning of period	2,607,445	2,324,195	22,733,073	21,178,416	11,988,152	11,990,373	27,742,065	28,510,202

Contract owners’ equity end of period	$2,429,832	2,607,445	19,430,080	22,733,073	11,080,348	11,988,152	10,554,149	27,742,065

CHANGES IN UNITS:
Beginning units	293,429	290,258	1,134,842	1,191,262	838,621	949,161	956,007	1,139,730
Units purchased	29,042	49,627	43,770	96,720	74,534	106,225	21,283	36,991
Units redeemed	(42,777)	(46,456)	(240,838)	(153,140)	(166,462)	(216,765)	(509,247)	(220,714)

Ending units	279,694	293,429	937,774	1,134,842	746,693	838,621	468,043	956,007

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2011 and 2010

	GEM3		GIG		GIG3		NVIE6
	2011	2010	2011	2010	2011	2010	2011	2010
Investment activity:
Net investment income (loss)	$108,306	10,804	110,527	47,843	52,341	35,622	4,847	4,923
Realized gain (loss) on investments	(1,948,414)	(1,813,522)	798,541	133,598	124,805	71,922	50,941	16,572
Change in unrealized gain (loss) on investments	(1,850,266)	4,018,759	(2,340,290)	473,917	(559,594)	343,925	(99,953)	60,048
Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(3,690,374)	2,216,041	(1,431,222)	655,358	(382,448)	451,469	(44,165)	81,543

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	957,702	1,271,174	566,444	471,664	176,019	225,766	8,631	90,166
Transfers between funds	(259,938)	273,745	5,744,351	(543,049)	520,993	(21,378)	(179,721)	521
Surrenders (note 6)	(731,338)	(1,132,074)	(775,025)	(232,284)	(273,549)	(202,893)	(56,978)	(14,340)
Death Benefits (note 4)	(17,782)	(12,552)	(20,875)	(12,200)	(15,917)	(2,197)	-	-
Net policy repayments (loans) (note 5)	(229,179)	4,184	3,617	(32,852)	28,607	(38,826)	(1,046)	(631)
Deductions for surrender charges (note 2d)	(13,566)	(32,316)	(1,718)	(2,328)	(5,181)	(4,197)	(153)	(691)
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(535,317)	(596,941)	(228,088)	(146,216)	(161,330)	(161,176)	(12,891)	(16,045)
Asset charges (note 3):
FPVUL & VEL contracts	(39,940)	(41,923)	(14,024)	(9,654)	(12,259)	(12,172)	(619)	(578)
MSP contracts	(7,431)	(6,946)	(531)	(388)	(810)	(736)	-	-
SL contracts or LSFP contracts	(9,195)	(9,579)	(1,479)	(1,220)	(986)	(878)	(1,308)	(1,269)
Adjustments to maintain reserves	20	(6,524)	-	2,278	5	582	3	8

Net equity transactions	(885,964)	(289,752)	5,272,672	(506,249)	255,592	(218,105)	(244,082)	57,141

Net change in contract owners’ equity	(4,576,338)	1,926,289	3,841,450	149,109	(126,856)	233,364	(288,247)	138,684
Contract owners’ equity beginning of period	16,885,669	14,959,380	5,617,282	5,468,173	3,926,459	3,693,095	642,588	503,904

Contract owners’ equity end of period	$12,309,331	16,885,669	9,458,732	5,617,282	3,799,603	3,926,459	354,341	642,588

CHANGES IN UNITS:
Beginning units	794,544	818,029	417,590	460,651	484,564	516,240	79,753	70,672
Units purchased	65,478	87,377	456,255	42,369	99,647	50,779	3,160	22,121
Units redeemed	(113,699)	(110,862)	(91,576)	(85,430)	(64,566)	(82,455)	(34,049)	(13,040)

Ending units	746,323	794,544	782,269	417,590	519,645	484,564	48,864	79,753

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2011 and 2010

	NVNMO1		NVNSR1		NVCRA1		NVCRB1
	2011	2010	2011	2010	2011	2010	2011	2010
Investment activity:
Net investment income (loss)	$82,877	30,365	4,918	1,767	23,480	2,346	3,311,899	(6,923)
Realized gain (loss) on investments	302,023	253,245	15,366	20,922	5,008	73,149	175,111	66,611
Change in unrealized gain (loss) on investments	(2,133,159)	549,952	(98,685)	21,821	(129,907)	(41,470)	(6,151,589)	4,468,297
Reinvested capital gains	112,348	1,269,994	-	-	18,185	57,146	842,924	-

Net increase (decrease) in contract owners’ equity resulting from operations	(1,635,911)	2,103,556	(78,401)	44,510	(83,234)	91,171	(1,821,655)	4,527,985

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	831,892	994,487	60,938	10,115	433,547	160,881	1,091,670	595,661
Transfers between funds	(512,444)	(330,968)	377,389	102,035	525,943	315,756	245,346	128,391,397
Surrenders (note 6)	(1,163,203)	(1,267,530)	(3,836)	(73,609)	(5,791)	(48,032)	(89,581)	(26,258)
Death Benefits (note 4)	(45,796)	(86,967)	-	-	-	-	(587,338)	(25,624)
Net policy repayments (loans) (note 5)	21,975	(42,071)	7	(356)	325	(23,264)	(3,799)	578
Deductions for surrender charges (note 2d)	(3,649)	(15,679)	-	-	-	(2,186)	-	(3,241)
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(725,078)	(778,592)	(31,708)	(5,508)	(58,941)	(27,425)	(1,296,852)	(157,287)
Asset charges (note 3):
FPVUL & VEL contracts	(53,800)	(55,544)	(844)	(244)	(4,028)	(2,334)	(6,289)	(3,038)
MSP contracts	(1,567)	(1,510)	-	-	(255)	(12)	(921)	(697)
SL contracts or LSFP contracts	(4,294)	(4,854)	(904)	(271)	-	-	(756)	(740)
Adjustments to maintain reserves	(3)	(1,477)	6	(4)	(14)	(8)	(42)	23

Net equity transactions	(1,655,967)	(1,590,705)	401,048	32,158	890,786	373,376	(648,562)	128,770,774

Net change in contract owners’ equity	(3,291,878)	512,851	322,647	76,668	807,552	464,547	(2,470,217)	133,298,759
Contract owners’ equity beginning of period	15,625,980	15,113,129	254,995	178,327	820,368	355,821	134,166,210	867,451

Contract owners’ equity end of period	$12,334,102	15,625,980	577,642	254,995	1,627,920	820,368	131,695,993	134,166,210

CHANGES IN UNITS:
Beginning units	1,705,119	1,906,534	25,390	21,943	85,746	42,818	10,344,415	90,423
Units purchased	110,959	154,869	37,712	12,814	104,993	55,442	118,128	10,275,750
Units redeemed	(293,248)	(356,284)	(3,697)	(9,367)	(8,967)	(12,514)	(149,742)	(21,758)

Ending units	1,522,830	1,705,119	59,405	25,390	181,772	85,746	10,312,801	10,344,415

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2011 and 2010

	NVCCA1		NVCCN1		NVCMD1		NVCMA1
	2011	2010	2011	2010	2011	2010	2011	2010
Investment activity:
Net investment income (loss)	$88,531	13,324	49,827	15,773	117,415	26,090	125,102	27,100
Realized gain (loss) on investments	166,720	60,613	52,405	40,000	182,885	124,735	250,357	127,196
Change in unrealized gain (loss) on investments	(462,112)	200,530	(90,770)	8,688	(489,070)	176,046	(693,783)	385,280
Reinvested capital gains	23,688	84	11,270	19,495	31,784	-	47,031	-

Net increase (decrease) in contract owners’ equity resulting from operations	(183,173)	274,551	22,732	83,956	(156,986)	326,871	(271,293)	539,576

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	1,365,202	934,851	763,931	269,122	726,905	212,996	709,421	573,439
Transfers between funds	595,011	1,549,868	674,698	410,239	1,505,493	1,026,644	78,494	1,005,668
Surrenders (note 6)	(1,851,092)	(490,082)	(17,512)	(37,990)	(68,703)	(37,375)	(252,088)	(105,261)
Death Benefits (note 4)	-	-	(11,784)	-	(24,908)	(27,959)	(4,344)	-
Net policy repayments (loans) (note 5)	6,918	2,855	(35,799)	(91,681)	57,224	(27,936)	(16,719)	(25,168)
Deductions for surrender charges (note 2d)	(2,419)	-	-	(1,637)	(116)	(707)	(3,281)	(6,804)
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(167,846)	(103,545)	(111,708)	(77,387)	(199,039)	(110,717)	(183,958)	(152,370)
Asset charges (note 3):
FPVUL & VEL contracts	(11,521)	(7,214)	(5,795)	(4,743)	(11,824)	(7,704)	(16,057)	(11,747)
MSP contracts	(345)	(323)	(369)	(632)	(899)	(602)	(3,091)	(2,786)
SL contracts or LSFP contracts	(2,444)	(1,137)	(54)	(37)	(4,485)	(4,323)	(4,131)	(2,985)
Adjustments to maintain reserves	1	(84)	2	(8)	(35)	(11)	(4)	(59)

Net equity transactions	(68,535)	1,885,189	1,255,610	465,246	1,979,613	1,022,306	304,242	1,271,927

Net change in contract owners’ equity	(251,708)	2,159,740	1,278,342	549,202	1,822,627	1,349,177	32,949	1,811,503
Contract owners’ equity beginning of period	3,716,969	1,557,229	1,472,023	922,821	3,597,164	2,247,987	4,832,016	3,020,513

Contract owners’ equity end of period	$3,465,261	3,716,969	2,750,365	1,472,023	5,419,791	3,597,164	4,864,965	4,832,016

CHANGES IN UNITS:
Beginning units	366,231	172,546	133,059	89,148	346,937	241,583	487,147	345,687
Units purchased	129,258	206,656	141,157	65,461	216,734	128,328	78,376	176,788
Units redeemed	(142,167)	(12,971)	(29,273)	(21,550)	(28,934)	(22,974)	(51,464)	(35,328)

Ending units	353,322	366,231	244,943	133,059	534,737	346,937	514,059	487,147

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2011 and 2010

	NVCMC1		NVCBD1		NVLCP1		TRF
	2011	2010	2011	2010	2011	2010	2011	2010
Investment activity:
Net investment income (loss)	$27,182	9,908	28,621	20,139	8,266	5,098	924,499	1,908,314
Realized gain (loss) on investments	96,093	18,357	6,246	37,064	2,649	19,902	(2,559,712)	(58,516,108)
Change in unrealized gain (loss) on investments	(136,877)	59,821	17,136	(18,373)	9,719	(15,400)	2,194,782	80,596,372
Reinvested capital gains	6,423	1,756	-	6,641	232	5,146	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(7,179)	89,842	52,003	45,471	20,866	14,746	559,569	23,988,578

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	330,078	154,536	49,428	64,314	16,503	6,422	3,004,516	3,203,927
Transfers between funds	57,945	299,274	334,032	246,639	245,619	(16,793)	(2,236,340)	(244,183,855)
Surrenders (note 6)	(172,009)	(14,078)	(70,331)	(236,196)	(7,264)	(7,577)	(2,220,965)	(2,090,555)
Death Benefits (note 4)	-	-	-	-	-	-	(399,452)	(725,197)
Net policy repayments (loans) (note 5)	(1,067)	(2,738)	(10,922)	(2,684)	(1,431)	(6,132)	(192,914)	(214,108)
Deductions for surrender charges (note 2d)	(3,045)	-	(4,954)	(1,807)	-	-	(17,552)	(34,940)
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(78,312)	(62,579)	(34,165)	(35,823)	(25,505)	(10,947)	(2,728,105)	(4,759,043)
Asset charges (note 3):
FPVUL & VEL contracts	(2,460)	(2,223)	(2,553)	(2,144)	(1,060)	(654)	(137,553)	(133,534)
MSP contracts	(2,227)	(1,686)	(83)	(83)	-	-	(7,674)	(7,718)
SL contracts or LSFP contracts	(186)	(331)	(1,072)	(1,351)	(56)	(50)	(6,576)	(7,771)
Adjustments to maintain reserves	4	(93)	1	169	(2)	3	(497)	5,157

Net equity transactions	128,721	370,082	259,381	31,034	226,804	(35,728)	(4,943,112)	(248,947,637)

Net change in contract owners’ equity	121,542	459,924	311,384	76,505	247,670	(20,982)	(4,383,543)	(224,959,059)
Contract owners’ equity beginning of period	1,113,449	653,525	684,054	607,549	232,354	253,336	85,969,724	310,928,783

Contract owners’ equity end of period	$1,234,991	1,113,449	995,438	684,054	480,024	232,354	81,586,181	85,969,724

CHANGES IN UNITS:
Beginning units	103,299	66,327	59,061	56,157	18,485	21,838	7,045,126	30,335,668
Units purchased	43,660	46,209	34,635	35,257	20,454	4,168	239,180	353,898
Units redeemed	(32,084)	(9,237)	(13,067)	(32,353)	(3,038)	(7,521)	(617,318)	(23,644,440)

Ending units	114,875	103,299	80,629	59,061	35,901	18,485	6,666,988	7,045,126

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2011 and 2010

	GBF		CAF		GVIX2		GVIX6
	2011	2010	2011	2010	2011	2010	2011	2010
Investment activity:
Net investment income (loss)	$3,234,338	3,232,434	77,737	77,913	188,406	115,097	21,240	11,823
Realized gain (loss) on investments	403,773	1,219,784	643,810	1,389,135	48,569	261,254	12,811	(58,804)
Change in unrealized gain (loss) on investments	3,883,294	(3,696,043)	(819,555)	870,743	(1,340,495)	249,614	(139,217)	82,237
Reinvested capital gains	332,705	4,377,401	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	7,854,110	5,133,576	(98,008)	2,337,791	(1,103,520)	625,965	(105,166)	35,256

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	4,170,130	4,959,490	1,233,752	1,335,059	463,606	336,669	95,149	160,035
Transfers between funds	(1,482,738)	639,340	20,371	(2,508,177)	1,436,470	2,045,710	145,852	(30,228)
Surrenders (note 6)	(6,128,592)	(4,965,009)	(1,040,157)	(1,343,479)	(58,996)	(44,414)	(5,575)	(28,578)
Death Benefits (note 4)	(405,386)	(252,641)	(47,967)	(61,432)	(2,190)	(1,370)	-	-
Net policy repayments (loans) (note 5)	777,095	(143,863)	(61,852)	(61,828)	(74)	(26)	1,110	(4,475)
Deductions for surrender charges (note 2d)	(30,162)	(60,528)	(1,932)	(15,256)	-	-	(456)	(477)
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(3,568,165)	(3,509,655)	(976,590)	(1,012,020)	(105,043)	(57,032)	(26,594)	(28,472)
Asset charges (note 3):
FPVUL & VEL contracts	(110,597)	(125,289)	(59,037)	(55,566)	(1,453)	(520)	(1,355)	(1,305)
MSP contracts	(9,392)	(9,614)	(1,530)	(1,471)	-	-	(42)	(41)
SL contracts or LSFP contracts	(25,962)	(28,374)	(2,552)	(3,079)	-	-	(1,299)	(926)
Adjustments to maintain reserves	38	(5,252)	43	60	(6)	(248)	2	1,055

Net equity transactions	(6,813,731)	(3,501,395)	(937,451)	(3,727,189)	1,732,314	2,278,769	206,792	66,588

Net change in contract owners’ equity	1,040,379	1,632,181	(1,035,459)	(1,389,398)	628,794	2,904,734	101,626	101,844
Contract owners’ equity beginning of period	116,861,833	115,229,652	13,770,395	15,159,793	6,577,719	3,672,985	675,984	574,140

Contract owners’ equity end of period	$117,902,212	116,861,833	12,734,936	13,770,395	7,206,513	6,577,719	777,610	675,984

CHANGES IN UNITS:
Beginning units	6,649,298	6,834,892	1,455,537	1,971,201	832,298	498,549	71,480	65,290
Units purchased	408,602	707,441	177,222	171,129	262,613	355,316	26,977	28,670
Units redeemed	(765,259)	(893,035)	(271,961)	(686,793)	(48,480)	(21,567)	(4,252)	(22,480)

Ending units	6,292,641	6,649,298	1,360,798	1,455,537	1,046,431	832,298	94,205	71,480

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2011 and 2010

	GVIDA		NVDBL2		NVDCA2		GVIDC
	2011	2010	2011	2010	2011	2010	2011	2010
Investment activity:
Net investment income (loss)	$464,517	445,136	3,141	408	3,952	534	322,931	293,347
Realized gain (loss) on investments	(3,985,702)	(3,494,307)	873	462	3,940	5,490	589,714	(28,611)
Change in unrealized gain (loss) on investments	2,542,414	6,696,983	(4,970)	2,413	(12,931)	5,932	(584,410)	475,816
Reinvested capital gains	-	-	184	142	233	175	46,273	37,188

Net increase (decrease) in contract owners’ equity resulting from operations	(978,771)	3,647,812	(772)	3,425	(4,806)	12,131	374,508	777,740

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	3,374,258	2,504,750	15,813	899	43,120	30,985	711,755	847,965
Transfers between funds	(1,493,952)	(447,622)	81,770	74,869	130,599	(35,266)	(1,221,860)	(1,121,396)
Surrenders (note 6)	(3,576,407)	(3,442,951)	(14,462)	(5,458)	(26)	-	(869,276)	(730,202)
Death Benefits (note 4)	(8,253)	(276,089)	-	-	-	-	(245,865)	(349,145)
Net policy repayments (loans) (note 5)	(258,681)	(161,597)	(19)	-	(254)	(3,101)	(24,619)	(65,817)
Deductions for surrender charges (note 2d)	(68,120)	(125,623)	-	(867)	-	-	(15,025)	(11,614)
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(1,057,140)	(1,219,949)	(8,423)	(1,582)	(11,643)	(2,804)	(517,485)	(557,454)
Asset charges (note 3):
FPVUL & VEL contracts	(72,536)	(69,948)	(889)	(198)	(748)	(280)	(25,917)	(26,065)
MSP contracts	(5,165)	(6,340)	(36)	-	-	-	(7,837)	(6,853)
SL contracts or LSFP contracts	(5,414)	(5,647)	-	-	(172)	-	(3,366)	(4,130)
Adjustments to maintain reserves	1,189	306	(8)	(1)	2	(39)	(6)	(118)

Net equity transactions	(3,170,221)	(3,250,710)	73,746	67,662	160,878	(10,505)	(2,219,501)	(2,024,829)

Net change in contract owners’ equity	(4,148,992)	397,102	72,974	71,087	156,072	1,626	(1,844,993)	(1,247,089)
Contract owners’ equity beginning of period	27,948,564	27,551,462	93,006	21,919	126,417	124,791	13,692,906	14,939,995

Contract owners’ equity end of period	$23,799,572	27,948,564	165,980	93,006	282,489	126,417	11,847,913	13,692,906

CHANGES IN UNITS:
Beginning units	1,822,508	2,059,117	7,276	1,883	9,246	10,225	968,053	1,116,660
Units purchased	168,137	247,836	10,979	6,055	12,761	6,539	76,781	143,851
Units redeemed	(377,412)	(484,445)	(5,384)	(662)	(1,151)	(7,518)	(231,613)	(292,458)

Ending units	1,613,233	1,822,508	12,871	7,276	20,856	9,246	813,221	968,053

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2011 and 2010

	GVIDM		GVDMA		GVDMC		MCIF
	2011	2010	2011	2010	2011	2010	2011	2010
Investment activity:
Net investment income (loss)	$1,658,691	1,580,161	1,552,463	1,369,156	384,722	389,615	388,040	596,139
Realized gain (loss) on investments	(2,265,458)	(1,492,261)	(1,940,557)	(1,477,072)	(315,394)	(501,352)	(1,270,826)	(1,427,533)
Change in unrealized gain (loss) on investments	627,883	8,549,098	(1,218,419)	9,116,754	296,956	1,626,837	(591,806)	13,058,095
Reinvested capital gains	-	-	-	-	-	-	966,474	58,668

Net increase (decrease) in contract owners’ equity resulting from operations	21,116	8,636,998	(1,606,513)	9,008,838	366,284	1,515,100	(508,118)	12,285,369

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	5,086,626	5,692,079	6,760,857	7,140,804	935,459	1,034,544	2,998,002	2,449,012
Transfers between funds	(6,010,159)	2,640,107	(2,969,879)	596,235	(1,083,185)	(239,073)	4,992,751	(2,119,670)
Surrenders (note 6)	(7,592,262)	(6,896,654)	(6,724,913)	(5,187,616)	(1,274,729)	(1,970,389)	(8,036,581)	(3,213,551)
Death Benefits (note 4)	(268,569)	(308,956)	(254,899)	(316,951)	(242,085)	(71,319)	(172,368)	(189,413)
Net policy repayments (loans) (note 5)	(367,290)	(334,356)	(372,836)	(620,426)	(114,287)	662,459	(89,330)	(189,128)
Deductions for surrender charges (note 2d)	(107,418)	(122,605)	(256,725)	(331,772)	(16,923)	(62,392)	(17,519)	(46,380)
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(3,297,709)	(3,664,908)	(3,321,782)	(3,688,440)	(730,179)	(847,945)	(1,592,203)	(1,558,955)
Asset charges (note 3):
FPVUL & VEL contracts	(193,809)	(196,675)	(246,463)	(242,931)	(39,811)	(41,061)	(91,002)	(85,324)
MSP contracts	(35,811)	(36,952)	(18,470)	(17,709)	(18,221)	(18,222)	(1,706)	(1,791)
SL contracts or LSFP contracts	(35,365)	(33,156)	(34,489)	(33,400)	(7,662)	(8,427)	(12,860)	(13,333)
Adjustments to maintain reserves	(292)	13,832	28	(585)	(5)	128	482	(1,192)

Net equity transactions	(12,822,058)	(3,248,244)	(7,439,571)	(2,702,791)	(2,591,628)	(1,561,697)	(2,022,334)	(4,969,725)

Net change in contract owners’ equity	(12,800,942)	5,388,754	(9,046,084)	6,306,047	(2,225,344)	(46,597)	(2,530,452)	7,315,644
Contract owners’ equity beginning of period	86,131,580	80,742,826	79,292,653	72,986,606	18,350,824	18,397,421	57,804,467	50,488,823

Contract owners’ equity end of period	$73,330,638	86,131,580	70,246,569	79,292,653	16,125,480	18,350,824	55,274,015	57,804,467

CHANGES IN UNITS:
Beginning units	5,723,333	5,949,215	5,141,217	5,338,316	1,238,343	1,346,685	2,409,722	2,627,179
Units purchased	422,416	684,022	457,600	621,697	99,784	151,446	469,319	164,627
Units redeemed	(1,275,691)	(909,904)	(948,111)	(818,796)	(273,532)	(259,788)	(496,518)	(382,084)

Ending units	4,870,058	5,723,333	4,650,706	5,141,217	1,064,595	1,238,343	2,382,523	2,409,722

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2011 and 2010

	SAM		SAM5		NVMIG3		GVDIVI
	2011	2010	2011	2010	2011	2010	2011	2010
Investment activity:
Net investment income (loss)	$(17,262)	(18,127)	(479,675)	(551,071)	225,325	131,546	14,038	19,299
Realized gain (loss) on investments	-	-	-	-	402,933	260,184	(61,720)	(137,238)
Change in unrealized gain (loss) on investments	-	-	-	-	(2,233,220)	1,891,077	(76,477)	170,412
Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(17,262)	(18,127)	(479,675)	(551,071)	(1,604,962)	2,282,807	(124,159)	52,473

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	8,417,535	9,965,789	62,025,620	61,057,339	1,038,000	1,150,872	(5)	(36)
Transfers between funds	15,243,416	3,510,415	(51,944,074)	(88,510,786)	(273,910)	(465,256)	(31,310)	(150,355)
Surrenders (note 6)	(21,958,793)	(22,372,289)	(31,088,665)	(27,365,873)	(1,295,468)	(1,181,422)	(62,530)	(40,471)
Death Benefits (note 4)	(768,130)	(583,265)	(260,075)	(2,129,122)	(72,985)	(114,915)	(4,201)	(1,635)
Net policy repayments (loans) (note 5)	1,836,300	552,041	676,561	12,746,229	(22,788)	(183,082)	(2,599)	(6,761)
Deductions for surrender charges (note 2d)	(320,994)	(562,710)	-	-	(6,532)	(20,626)	(584)	(742)
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(5,760,948)	(6,563,524)	(5,118,453)	(5,641,586)	(879,697)	(960,409)	(29,018)	(34,737)
Asset charges (note 3):
FPVUL & VEL contracts	(326,043)	(349,950)	(18,304)	(10,824)	(64,636)	(65,784)	(2,461)	(2,862)
MSP contracts	(19,589)	(24,791)	-	-	(2,179)	(2,244)	(154)	(151)
SL contracts or LSFP contracts	(47,054)	(67,448)	-	-	(6,073)	(7,402)	(263)	(326)
Adjustments to maintain reserves	(2,373)	(24)	4,507	(9,350)	74	(98)	15	14

Net equity transactions	(3,706,673)	(16,495,756)	(25,722,883)	(49,863,973)	(1,586,194)	(1,850,366)	(133,110)	(238,062)

Net change in contract owners’ equity	(3,723,935)	(16,513,883)	(26,202,558)	(50,415,044)	(3,191,156)	432,441	(257,269)	(185,589)
Contract owners’ equity beginning of period	94,974,443	111,488,326	247,808,111	298,223,155	18,405,121	17,972,680	893,664	1,079,253

Contract owners’ equity end of period	$91,250,508	94,974,443	221,605,553	247,808,111	15,213,965	18,405,121	636,395	893,664

CHANGES IN UNITS:
Beginning units	6,740,523	7,901,022	21,493,676	25,782,567	1,926,194	2,144,940	50,861	65,225
Units purchased	1,531,409	929,152	5,652,339	5,700,778	140,844	150,033	1	-
Units redeemed	(1,793,059)	(2,089,651)	(7,881,131)	(9,989,669)	(310,280)	(368,779)	(7,620)	(14,364)

Ending units	6,478,873	6,740,523	19,264,884	21,493,676	1,756,758	1,926,194	43,242	50,861

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2011 and 2010

	GVDIV3		NVMLG1		NVMLV1		NVMMG1
	2011	2010	2011	2010	2011	2010	2011	2010
Investment activity:
Net investment income (loss)	$100,047	119,439	(3,144)	3,007	76,229	40,558	(203)	(726)
Realized gain (loss) on investments	(625,243)	(802,577)	254,252	12,681	161,782	243,585	1,945,976	1,318,796
Change in unrealized gain (loss) on investments	(340,538)	1,032,832	(517,881)	542,323	(901,778)	(35,905)	(3,192,784)	6,506,187
Reinvested capital gains	-	-	-	460,542	231,416	273,687	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(865,734)	349,694	(266,773)	1,018,553	(432,351)	521,925	(1,247,011)	7,824,257

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	430,805	499,639	1,109,396	688,877	447,395	228,105	2,254,131	2,287,835
Transfers between funds	92,743	(224,406)	(282,079)	9,867,173	(137,091)	3,326,586	(1,705,218)	(1,706,319)
Surrenders (note 6)	(323,081)	(462,849)	(1,111,571)	(635,328)	(367,125)	(300,100)	(2,997,919)	(2,433,960)
Death Benefits (note 4)	(15,062)	(5,466)	(29,826)	(11,633)	(32,330)	(3,929)	(134,408)	(151,328)
Net policy repayments (loans) (note 5)	(31,886)	(694)	143,692	(131,136)	(45,449)	(33,242)	(7,213)	(360,784)
Deductions for surrender charges (note 2d)	(10,967)	(23,382)	(13,527)	(13,189)	(11,861)	(14,767)	(27,898)	(40,146)
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(212,106)	(244,394)	(570,005)	(459,086)	(317,009)	(294,980)	(1,660,105)	(1,754,803)
Asset charges (note 3):
FPVUL & VEL contracts	(18,572)	(18,847)	(38,394)	(28,860)	(22,907)	(20,322)	(119,955)	(116,642)
MSP contracts	(204)	(201)	(1,051)	(806)	(565)	(458)	(2,597)	(2,410)
SL contracts or LSFP contracts	(2,577)	(2,935)	(4,555)	(3,206)	(2,389)	(2,119)	(12,455)	(13,656)
Adjustments to maintain reserves	(13)	266	(344,897)	317	16,924	231,836	405	915

Net equity transactions	(90,920)	(483,269)	(1,142,817)	9,273,123	(472,407)	3,116,610	(4,413,232)	(4,291,298)

Net change in contract owners’ equity	(956,654)	(133,575)	(1,409,590)	10,291,676	(904,758)	3,638,535	(5,660,243)	3,532,959
Contract owners’ equity beginning of period	5,478,610	5,612,185	12,653,299	2,361,623	7,350,598	3,712,063	35,327,891	31,794,932

Contract owners’ equity end of period	$4,521,956	5,478,610	11,243,709	12,653,299	6,445,840	7,350,598	29,667,648	35,327,891

CHANGES IN UNITS:
Beginning units	512,098	556,645	1,327,246	285,919	788,068	457,649	3,489,689	3,983,062
Units purchased	54,869	49,191	170,364	1,682,255	57,375	517,153	219,773	307,231
Units redeemed	(63,104)	(93,738)	(282,145)	(640,928)	(110,672)	(186,734)	(649,449)	(800,604)

Ending units	503,863	512,098	1,215,465	1,327,246	734,771	788,068	3,060,013	3,489,689

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2011 and 2010

	NVMMV1		NVMMV2		SCGF		SCVF
	2011	2010	2011	2010	2011	2010	2011	2010
Investment activity:
Net investment income (loss)	$649	539	87,266	147,777	(7,456)	(7,578)	137,898	195,072
Realized gain (loss) on investments	(208)	16	521,704	276,152	(248,914)	(190,504)	(1,991,935)	(2,077,629)
Change in unrealized gain (loss) on investments	(5,728)	4,585	(865,842)	1,070,875	234,640	3,000,202	91,650	10,773,319
Reinvested capital gains	409	3,159	44,282	530,955	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(4,878)	8,299	(212,590)	2,025,759	(21,730)	2,802,120	(1,762,387)	8,890,762

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	(5)	1,679	760,134	696,496	687,394	806,803	1,845,424	1,926,942
Transfers between funds	1,284	61,191	(851,405)	(618,682)	(116,467)	(436,432)	(1,140,225)	(2,807,124)
Surrenders (note 6)	-	-	(1,168,528)	(908,932)	(1,186,190)	(637,200)	(5,342,407)	(2,247,641)
Death Benefits (note 4)	-	-	(29,063)	(44,547)	(49,546)	(36,662)	(111,501)	(137,895)
Net policy repayments (loans) (note 5)	(8)	(1)	(97,730)	(92,054)	19,957	(135,631)	(470,011)	(160,838)
Deductions for surrender charges (note 2d)	-	-	(7,706)	(16,199)	(7,187)	(14,060)	(17,894)	(35,582)
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(1,527)	(230)	(520,636)	(559,504)	(528,812)	(513,369)	(1,416,212)	(1,521,895)
Asset charges (note 3):
FPVUL & VEL contracts	(14)	-	(40,831)	(41,325)	(36,902)	(32,201)	(101,325)	(100,069)
MSP contracts	-	-	(1,123)	(1,062)	(923)	(765)	(2,961)	(2,653)
SL contracts or LSFP contracts	-	-	(4,964)	(5,814)	(2,448)	(2,348)	(7,693)	(8,572)
Adjustments to maintain reserves	-	5	(1)	222	(853)	(1,192)	(2)	(145)

Net equity transactions	(270)	62,644	(1,961,853)	(1,591,401)	(1,221,977)	(1,003,057)	(6,764,807)	(5,095,472)

Net change in contract owners’ equity	(5,148)	70,943	(2,174,443)	434,358	(1,243,707)	1,799,063	(8,527,194)	3,795,290
Contract owners’ equity beginning of period	70,943	-	11,929,761	11,495,403	13,484,550	11,685,487	40,254,686	36,459,396

Contract owners’ equity end of period	$65,795	70,943	9,755,318	11,929,761	12,240,843	13,484,550	31,727,492	40,254,686

CHANGES IN UNITS:
Beginning units	6,739	-	1,131,006	1,303,777	832,004	903,788	1,492,045	1,705,456
Units purchased	1,124	6,764	65,392	95,013	115,150	69,676	70,664	95,109
Units redeemed	(1,474)	(25)	(249,564)	(267,784)	(187,985)	(141,460)	(342,710)	(308,520)

Ending units	6,389	6,739	946,834	1,131,006	759,169	832,004	1,219,999	1,492,045

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2011 and 2010

	SCF		MSBF		NVSTB1		NVSTB2
	2011	2010	2011	2010	2011	2010	2011	2010
Investment activity:
Net investment income (loss)	$226,382	92,412	648,559	1,234,027	85,154	56,009	41,896	43,530
Realized gain (loss) on investments	(5,234,397)	(11,969,302)	1,045,694	(594,018)	8,717	7,142	9,277	8,220
Change in unrealized gain (loss) on investments	2,297,643	26,741,507	(775,063)	1,268,594	(28,529)	8,211	(13,938)	14,658
Reinvested capital gains	-	-	-	-	-	10,269	-	7,416

Net increase (decrease) in contract owners’ equity resulting from operations	(2,710,372)	14,864,617	919,190	1,908,603	65,342	81,631	37,235	73,824

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	2,125,166	3,762,418	551,905	1,547,503	9,198	7,948	94,830	100,356
Transfers between funds	(10,677,241)	(14,675,633)	(3,948,931)	4,161,041	(101,964)	4,989,710	(987,086)	1,127,799
Surrenders (note 6)	(5,840,599)	(4,262,724)	(1,889,854)	(824,406)	-	-	(682,297)	(110,671)
Death Benefits (note 4)	(153,125)	(142,351)	(175,046)	(88,369)	-	-	(31,984)	(462)
Net policy repayments (loans) (note 5)	(283,600)	(396,329)	(73,679)	70,738	(25,670)	(22,300)	84,753	41,273
Deductions for surrender charges (note 2d)	(25,642)	(46,695)	(6,405)	(8,126)	-	-	(15)	(2,139)
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(1,748,983)	(2,010,382)	(496,863)	(560,287)	(79,925)	(63,797)	(75,454)	(110,051)
Asset charges (note 3):
FPVUL & VEL contracts	(108,272)	(106,719)	(32,365)	(33,837)	(19)	(28)	(5,692)	(10,373)
MSP contracts	(3,236)	(3,073)	(1,860)	(1,764)	-	-	(488)	(496)
SL contracts or LSFP contracts	(11,916)	(13,556)	(6,250)	(6,072)	-	-	(3,263)	(2,197)
Adjustments to maintain reserves	(1,821)	2,045	10	(7)	(1)	(19)	7	(10)

Net equity transactions	(16,729,269)	(17,892,999)	(6,079,338)	4,256,414	(198,381)	4,911,514	(1,606,689)	1,033,029

Net change in contract owners’ equity	(19,439,641)	(3,028,382)	(5,160,148)	6,165,017	(133,039)	4,993,145	(1,569,454)	1,106,853
Contract owners' equity beginning of period	64,234,118	67,262,500	19,417,586	13,252,569	5,556,069	562,924	3,985,302	2,878,449

Contract owners’ equity end of period	$44,794,477	64,234,118	14,257,438	19,417,586	5,423,030	5,556,069	2,415,848	3,985,302

CHANGES IN UNITS:
Beginning units	2,874,465	3,835,413	1,070,758	793,540	508,406	52,762	365,359	270,272
Units purchased	98,102	218,583	91,916	359,192	1,876	463,588	20,140	112,902
Units redeemed	(918,182)	(1,179,531)	(432,887)	(81,974)	(19,911)	(7,944)	(166,860)	(17,815)

Ending units	2,054,385	2,874,465	729,787	1,070,758	490,371	508,406	218,639	365,359

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2011 and 2010

	NVOLG1		NVTIV3		EIF		NVRE1
	2011	2010	2011	2010	2011	2010	2011	2010
Investment activity:
Net investment income (loss)	$776,665	5,813	12,397	2,735	124,977	139,761	258,688	486,112
Realized gain (loss) on investments	260,324	52,851	(7,952)	(661)	(215,306)	(307,357)	1,467,534	1,040,735
Change in unrealized gain (loss) on investments	(3,572,901)	394,273	(74,518)	(13,933)	(98,112)	1,545,904	259,013	3,056,673
Reinvested capital gains	403,471	33,871	489	21,213	—	—	130,115	2,139,672

Net increase (decrease) in contract owners’ equity resulting from operations	(2,132,441)	486,808	(69,584)	9,354	(188,441)	1,378,308	2,115,350	6,723,192

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	7,868,043	522,949	43,827	7,856	512,721	606,344	1,703,977	1,830,396
Transfers between funds	(6,453,769)	122,386,050	327,224	55,509	264,474	79,600	2,999,218	645,647
Surrenders (note 6)	(10,571,405)	(443,122)	(10,051)	(3)	(1,113,724)	(521,997)	(3,341,571)	(2,168,475)
Death Benefits (note 4)	(727,340)	—	—	—	(8,743)	(37,287)	(186,980)	(138,113)
Net policy repayments (loans) (note 5)	(912,836)	(82,587)	(11,651)	(10,888)	17,001	(40,839)	(115,947)	(146,576)
Deductions for surrender charges (note 2d)	(87,062)	(5,058)	(337)	—	(23,790)	(17,259)	(29,801)	(72,999)
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(5,708,891)	(362,198)	(13,928)	(5,845)	(417,284)	(442,963)	(1,283,788)	(1,302,017)
Asset charges (note 3):
FPVUL & VEL contracts	(437,040)	(27,412)	(1,033)	(492)	(32,078)	(32,305)	(96,579)	(91,068)
MSP contracts	(14,230)	(1,006)	—	—	(1,033)	(981)	(3,253)	(3,037)
SL contracts or LSFP contracts	(46,297)	(3,716)	(271)	(45)	(4,102)	(4,617)	(10,119)	(10,292)
Adjustments to maintain reserves	118	(33)	6	(15)	55	362	14	(758)

Net equity transactions	(17,090,709)	121,983,867	333,786	46,077	(806,503)	(411,942)	(364,829)	(1,457,292)

Net change in contract owners’ equity	(19,223,150)	122,470,675	264,202	55,431	(994,944)	966,366	1,750,521	5,265,900
Contract owners’ equity beginning of period	122,893,972	423,297	165,741	110,310	9,859,182	8,892,816	28,292,967	23,027,067

Contract owners’ equity end of period	$103,670,822	122,893,972	429,943	165,741	8,864,238	9,859,182	30,043,488	28,292,967

CHANGES IN UNITS:
Beginning units	8,648,974	32,412	11,957	8,463	728,809	759,809	2,841,911	3,109,395
Units purchased	599,916	8,684,119	26,668	5,528	63,656	75,300	362,193	323,493
Units redeemed	(1,786,097)	(67,557)	(3,207)	(2,034)	(120,716)	(106,300)	(488,737)	(590,977)

Ending units	7,462,793	8,648,974	35,418	11,957	671,749	728,809	2,715,367	2,841,911

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2011 and 2010

	ALVGIA		ALVIVA		ALVSVA		ACVIG
	2011	2010	2011	2010	2011	2010	2011	2010
Investment activity:
Net investment income (loss)	$86,344	(17,748)	503,585	494,711	41,672	32,193	257,023	238,653
Realized gain (loss) on investments	(1,820,550)	(1,294,162)	1,668,879	593,155	1,297,540	(226,218)	(159,456)	(375,341)
Change in unrealized gain (loss) on investments	2,315,307	2,586,997	(4,885,601)	(715,148)	(2,240,924)	2,297,123	471,234	2,264,346
Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	581,101	1,275,087	(2,713,137)	372,718	(901,712)	2,103,098	568,801	2,127,658

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	330,344	410,510	885,861	883,542	833,145	987,032	830,607	986,212
Transfers between funds	(706,234)	(27,278)	(2,717,805)	(13,634,178)	465,701	1,660,304	(41,306)	318,015
Surrenders (note 6)	(3,947,642)	(829,894)	(1,111,613)	(1,989,151)	(936,181)	(630,998)	(907,788)	(1,047,877)
Death Benefits (note 4)	(49,032)	(52,347)	(1,690)	(3,240)	(55,234)	(21,050)	(88,559)	(54,146)
Net policy repayments (loans) (note 5)	122,290	(46,109)	9,355	(42,084)	(126,746)	(74,559)	(143,939)	(104,897)
Deductions for surrender charges (note 2d)	(3,011)	(4,994)	-	-	(3,131)	(12,489)	(4,388)	(12,197)
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(174,105)	(211,989)	(220,709)	(325,769)	(254,214)	(257,726)	(779,462)	(818,717)
Asset charges (note 3):
FPVUL & VEL contracts	(9,383)	(9,500)	(3,334)	(2,714)	(19,091)	(17,997)	(48,213)	(47,550)
MSP contracts	(85)	(76)	-	-	(374)	(324)	(1,885)	(1,830)
SL contracts or LSFP contracts	(823)	(919)	-	-	(1,574)	(1,664)	(4,670)	(5,333)
Adjustments to maintain reserves	(13)	69	127	826	7	(358)	63	(871)

Net equity transactions	(4,437,694)	(772,527)	(3,159,808)	(15,112,768)	(97,692)	1,630,171	(1,189,540)	(789,191)

Net change in contract owners’ equity	(3,856,593)	502,560	(5,872,945)	(14,740,050)	(999,404)	3,733,269	(620,739)	1,338,467
Contract owners’ equity beginning of period	11,204,722	10,702,162	16,809,709	31,549,759	11,452,162	7,718,893	17,016,843	15,678,376

Contract owners’ equity end of period	$7,348,129	11,204,722	10,936,764	16,809,709	10,452,758	11,452,162	16,396,104	17,016,843

CHANGES IN UNITS:
Beginning units	731,299	788,774	2,145,374	4,203,456	482,669	412,183	1,172,180	1,215,565
Units purchased	32,921	42,792	172,361	127,408	86,815	135,902	80,185	139,222
Units redeemed	(313,941)	(100,267)	(587,217)	(2,185,490)	(88,047)	(65,416)	(153,664)	(182,607)

Ending units	450,279	731,299	1,730,518	2,145,374	481,437	482,669	1,098,701	1,172,180

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2011 and 2010

	ACVIP2		ACVI		ACVI3		ACVMV1
	2011	2010	2011	2010	2011	2010	2011	2010
Investment activity:
Net investment income (loss)	$1,311,944	519,194	119,496	340,724	-	-	60,750	81,388
Realized gain (loss) on investments	380,351	54,863	1,317,778	(114,692)	-	-	596,113	(10,766)
Change in unrealized gain (loss) on investments	1,551,582	968,994	(1,596,890)	1,625,362	-	-	(802,430)	565,974
Reinvested capital gains	387,031	-	-	-	-	-	110,630	-

Net increase (decrease) in contract owners’ equity resulting from operations	3,630,908	1,543,051	(159,616)	1,851,394	-	-	(34,937)	636,596

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	1,122,583	1,858,646	68,873	1,970,994	-	(9)	739,381	295,741
Transfers between funds	383,404	1,801,498	(3,818,429)	(10,150,465)	-	17	621,474	1,137,328
Surrenders (note 6)	(925,304)	(940,629)	(1,600,410)	(216,963)	-	-	(190,660)	(276,102)
Death Benefits (note 4)	(50,034)	(9,172)	(12,557)	(17,815)	-	-	(156)	(1,959)
Net policy repayments (loans) (note 5)	(1,198,070)	(637,358)	(2,248)	(28,157)	-	-	(166,045)	(26,054)
Deductions for surrender charges (note 2d)	(8,509)	(21,568)	-	47	-	-	(2,242)	(4,342)
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(484,736)	(534,150)	(161,705)	(252,562)	-	(14)	(161,779)	(131,580)
Asset charges (note 3):
FPVUL & VEL contracts	(30,653)	(30,300)	2	54	-	5	(10,454)	(9,216)
MSP contracts	(1,427)	(1,006)	-	-	-	-	(561)	(531)
SL contracts or LSFP contracts	(60,497)	(60,673)	-	-	-	-	(1,142)	(955)
Adjustments to maintain reserves	370	5,581	(701)	737	-	1	(61)	(270)

Net equity transactions	(1,252,873)	1,430,869	(5,527,175)	(8,694,130)	-	-	827,755	982,060

Net change in contract owners’ equity	2,378,035	2,973,920	(5,686,791)	(6,842,736)	-	-	792,818	1,618,656
Contract owners’ equity beginning of period	31,250,036	28,276,116	9,805,841	16,648,577	-	-	4,414,066	2,795,410

Contract owners’ equity end of period	$33,628,071	31,250,036	4,119,050	9,805,841	-	-	5,206,884	4,414,066

CHANGES IN UNITS:
Beginning units	2,220,925	2,112,440	823,661	1,578,437	-	-	284,028	213,925
Units purchased	178,096	281,981	13,972	205,140	-	242	100,199	110,685
Units redeemed	(260,271)	(173,496)	(457,126)	(959,916)	-	(242)	(46,570)	(40,582)

Ending units	2,138,750	2,220,925	380,507	823,661	-	-	337,657	284,028

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2011 and 2010

	ACVU1		ACVV		ACVVS1		DVMCS
	2011	2010	2011	2010	2011	2010	2011	2010
Investment activity:
Net investment income (loss)	$(1,444)	3,593	282,542	856,461	(3,257)	(3,462)	8,814	7,713
Realized gain (loss) on investments	77,242	(29,018)	2,502,767	(12,637,551)	103,892	198,888	361,543	(50,141)
Change in unrealized gain (loss) on investments	(65,898)	153,537	(2,977,804)	17,323,542	(256,971)	195,418	(339,265)	357,857
Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	9,900	128,112	(192,495)	5,542,452	(156,336)	390,844	31,092	315,429

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	16,853	53,976	709,128	3,071,871	98,762	127,801	5,757	493
Transfers between funds	411,997	57,776	(2,882,803)	(37,519,391)	30,808	(533,112)	(476,050)	522,931
Surrenders (note 6)	(4,985)	(15,025)	(1,136,444)	(3,132,709)	(4,541)	(3,489)	(89,758)	(15,231)
Death Benefits (note 4)	(1,503)	(4,204)	(12,601)	(192,678)	(368)	(1,853)	(8,501)	(4,290)
Net policy repayments (loans) (note 5)	(324)	(309)	164,788	(292,514)	(1,791)	(4,610)	(800)	(276)
Deductions for surrender charges (note 2d)	-	-	-	(51,900)	-	-	-	-
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(14,843)	(10,890)	(261,127)	(1,830,981)	(60,555)	(58,498)	(22,606)	(18,644)
Asset charges (note 3):
FPVUL & VEL contracts	1	1	(1,951)	(112,300)	(138)	(242)	-	-
MSP contracts	-	-	-	(3,328)	(52)	(43)	-	-
SL contracts or LSFP contracts	-	-	(3)	(14,269)	-	-	-	-
Adjustments to maintain reserves	(16)	6	5,748	3,710	100	316	(26)	53

Net equity transactions	407,180	81,331	(3,415,265)	(40,074,489)	62,225	(473,730)	(591,984)	485,036

Net change in contract owners’ equity	417,080	209,443	(3,607,760)	(34,532,037)	(94,111)	(82,886)	(560,892)	800,465
Contract owners’ equity beginning of period	1,031,759	822,316	18,297,778	52,829,815	1,859,218	1,942,104	1,683,319	882,854

Contract owners’ equity end of period	$1,448,839	1,031,759	14,690,018	18,297,778	1,765,107	1,859,218	1,122,427	1,683,319

CHANGES IN UNITS:
Beginning units	85,998	79,433	1,008,805	3,016,448	137,914	178,279	92,624	61,624
Units purchased	35,633	9,523	87,166	178,104	11,281	17,518	320	33,362
Units redeemed	(2,068)	(2,958)	(304,025)	(2,185,747)	(6,792)	(57,883)	(31,484)	(2,362)

Ending units	119,563	85,998	791,946	1,008,805	142,403	137,914	61,460	92,624

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2011 and 2010

	DVSCS		DCAP		DSC		DVIV
	2011	2010	2011	2010	2011	2010	2011	2010
Investment activity:
Net investment income (loss)	$163,784	117,607	424,150	491,651	3,802	4,743	337,736	371,508
Realized gain (loss) on investments	2,233,176	(4,941,906)	(180,824)	(691,095)	186,543	(88,907)	(1,634,917)	(3,086,519)
Change in unrealized gain (loss) on investments	(1,232,864)	11,513,004	2,159,104	3,577,649	(292,528)	261,421	(1,642,358)	3,650,644
Reinvested capital gains	91,150	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	1,255,246	6,688,705	2,402,430	3,378,205	(102,183)	177,257	(2,939,539)	935,633

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	1,902,444	1,306,213	1,535,408	1,505,457	66,094	51,491	416,092	473,515
Transfers between funds	7,590,034	1,571,736	2,313,575	(658,440)	(99,523)	226,819	(1,119,983)	174,748
Surrenders (note 6)	(5,461,521)	(1,527,938)	(1,386,404)	(1,570,238)	(149,229)	(17,264)	(5,176,988)	(1,478,316)
Death Benefits (note 4)	(157,065)	(23,510)	(114,354)	(103,187)	-	-	(9,102)	(45,900)
Net policy repayments (loans) (note 5)	369,634	(60,903)	(156,249)	(109,748)	(8,455)	(3,765)	138,481	(171,354)
Deductions for surrender charges (note 2d)	(11,990)	(22,951)	(12,315)	(11,407)	(419)	(366)	-	-
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(761,536)	(669,050)	(913,393)	(899,581)	(36,163)	(28,137)	(204,713)	(284,199)
Asset charges (note 3):
FPVUL & VEL contracts	(32,070)	(27,400)	(60,290)	(54,466)	(2,771)	(2,253)	(421)	(320)
MSP contracts	(671)	(695)	(1,375)	(1,335)	-	-	-	-
SL contracts or LSFP contracts	(4,769)	(4,833)	(5,026)	(5,034)	(437)	(310)	-	-
Adjustments to maintain reserves	(203)	184	8	343	1,099	(12)	(8)	431

Net equity transactions	3,432,287	540,853	1,199,585	(1,907,636)	(229,804)	226,203	(5,956,642)	(1,331,395)

Net change in contract owners’ equity	4,687,533	7,229,558	3,602,015	1,470,569	(331,987)	403,460	(8,896,181)	(395,762)
Contract owners’ equity beginning of period	35,486,125	28,256,567	25,260,079	23,789,510	1,049,010	645,550	23,285,469	23,681,231

Contract owners’ equity end of period	$40,173,658	35,486,125	28,862,094	25,260,079	717,023	1,049,010	14,389,288	23,285,469

CHANGES IN UNITS:
Beginning units	2,106,955	2,107,045	1,664,910	1,788,469	72,500	58,513	1,253,463	1,328,460
Units purchased	694,867	355,112	282,563	139,746	5,622	18,515	34,144	103,971
Units redeemed	(424,208)	(355,202)	(188,834)	(263,305)	(20,603)	(4,528)	(335,921)	(178,968)

Ending units	2,377,614	2,106,955	1,758,639	1,664,910	57,519	72,500	951,686	1,253,463

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2011 and 2010

	SVSSVB		SVSLVB		FVCA2P		FQB
	2011	2010	2011	2010	2011	2010	2011	2010
Investment activity:
Net investment income (loss)	$7,491	11,990	(241)	-	5,790	6,453	1,779,807	1,750,741
Realized gain (loss) on investments	371,880	7,531	(4,261)	-	(32,016)	(4,068)	60,682	(10,753)
Change in unrealized gain (loss) on investments	(521,679)	339,495	(9,724)	-	(808)	88,407	(1,070,706)	1,247,838
Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(142,308)	359,016	(14,226)	-	(27,034)	90,792	769,783	2,987,826

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	57,683	135,748	31,120	-	51,170	49,717	1,726,160	1,607,780
Transfers between funds	136,896	(104,781)	183,659	-	367,974	167,188	(2,628,937)	1,548,117
Surrenders (note 6)	(51,399)	(5,387)	-	-	(14,799)	(19,953)	(2,037,669)	(2,819,228)
Death Benefits (note 4)	-	(1,852)	-	-	-	(7,459)	(189,631)	(466,065)
Net policy repayments (loans) (note 5)	(16,134)	(20,767)	-	-	(17,753)	(37,453)	(288,741)	(193,401)
Deductions for surrender charges (note 2d)	-	-	-	-	(427)	(493)	(14,081)	(78,330)
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(29,414)	(27,939)	(2,687)	-	(28,101)	(26,714)	(1,075,544)	(1,214,399)
Asset charges (note 3):
FPVUL & VEL contracts	(240)	(187)	-	-	(2,365)	(2,311)	(69,354)	(73,922)
MSP contracts	-	-	-	-	(7)	(28)	(3,599)	(3,689)
SL contracts or LSFP contracts	-	-	-	-	(988)	(516)	(7,922)	(9,990)
Adjustments to maintain reserves	(5)	138	(26,580)	-	(5)	(7)	(64)	33

Net equity transactions	97,387	(25,027)	185,512	-	354,699	121,971	(4,589,382)	(1,703,094)

Net change in contract owners’ equity	(44,921)	333,989	171,286	-	327,665	212,763	(3,819,599)	1,284,732
Contract owners’ equity beginning of period	1,861,992	1,528,003	-	-	840,959	628,196	36,990,467	35,705,735

Contract owners’ equity end of period	$1,817,071	1,861,992	171,286	-	1,168,624	840,959	33,170,868	36,990,467

CHANGES IN UNITS:
Beginning units	187,340	188,237	-	-	55,080	46,524	1,993,165	2,083,382
Units purchased	26,002	25,430	18,834	-	39,389	17,062	130,453	275,474
Units redeemed	(17,722)	(26,327)	(284)	-	(13,650)	(8,506)	(373,499)	(365,691)

Ending units	195,620	187,340	18,550	-	80,819	55,080	1,750,119	1,993,165

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2011 and 2010

	FCS		FNRS2		FEIS		FF10S
	2011	2010	2011	2010	2011	2010	2011	2010
Investment activity:
Net investment income (loss)	$412,540	577,149	97,744	31,690	1,334,028	1,016,109	50,291	37,311
Realized gain (loss) on investments	7,635,162	(28,369,710)	1,551,497	(2,058,408)	(3,347,319)	(4,211,956)	(17,497)	(107,049)
Change in unrealized gain (loss) on investments	(9,188,011)	48,385,295	(2,436,990)	3,538,726	3,101,487	11,998,977	(74,254)	248,709
Reinvested capital gains	-	28,176	-	-	-	-	12,754	34,632

Net increase (decrease) in contract owners’ equity resulting from operations	(1,140,309)	20,620,910	(787,749)	1,512,008	1,088,196	8,803,130	(28,706)	213,603

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	1,640,692	8,774,020	832,996	955,268	3,179,651	4,299,809	54,062	60,238
Transfers between funds	(7,688,986)	(92,723,278)	2,009,226	(1,066,245)	(7,664,698)	(2,802,562)	566,405	45,735
Surrenders (note 6)	(3,906,527)	(9,523,477)	(867,571)	(606,557)	(4,488,825)	(4,457,726)	(25,091)	(43,767)
Death Benefits (note 4)	(74,687)	(448,316)	(26,438)	(1,624)	(241,261)	(280,846)	-	(167,290)
Net policy repayments (loans) (note 5)	157,584	(603,545)	(245,690)	(97,353)	(264,558)	(130,036)	2,635	(4,807)
Deductions for surrender charges (note 2d)	(99)	(91,525)	(14,037)	(22,192)	(31,322)	(59,809)	(132)	(4,571)
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(711,675)	(4,460,519)	(468,554)	(390,775)	(2,464,257)	(2,675,288)	(69,499)	(64,439)
Asset charges (note 3):
FPVUL & VEL contracts	5,012	(261,180)	(37,242)	(28,701)	(153,262)	(151,878)	(5,312)	(4,538)
MSP contracts	-	(8,415)	(2,802)	(2,937)	(6,297)	(5,898)	(4,071)	(2,944)
SL contracts or LSFP contracts	(12)	(32,520)	(5,828)	(4,651)	(19,423)	(21,696)	(271)	(257)
Adjustments to maintain reserves	683	8,576	(103)	9,306	(227)	221	19	(1)

Net equity transactions	(10,578,015)	(99,370,179)	1,173,957	(1,256,461)	(12,154,479)	(6,285,709)	518,745	(186,641)

Net change in contract owners’ equity	(11,718,324)	(78,749,269)	386,208	255,547	(11,066,283)	2,517,421	490,039	26,962
Contract owners’ equity beginning of period	67,813,442	146,562,711	9,987,114	9,731,567	65,774,883	63,257,462	1,916,065	1,889,103

Contract owners’ equity end of period	$56,095,118	67,813,442	10,373,322	9,987,114	54,708,600	65,774,883	2,406,104	1,916,065

CHANGES IN UNITS:
Beginning units	4,047,421	8,508,181	542,677	630,089	4,418,669	4,882,719	141,827	157,623
Units purchased	203,897	606,440	136,745	54,208	233,162	389,511	48,716	8,246
Units redeemed	(806,261)	(5,067,200)	(84,847)	(141,620)	(1,068,182)	(853,561)	(11,594)	(24,042)

Ending units	3,445,057	4,047,421	594,575	542,677	3,583,649	4,418,669	178,949	141,827

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2011 and 2010

	FF20S		FF30S		FFINS		FGIS
	2011	2010	2011	2010	2011	2010	2011	2010
Investment activity:
Net investment income (loss)	$208,972	143,185	126,796	69,620	24,769	-	(55)	311
Realized gain (loss) on investments	246,023	(286,515)	(158,694)	(240,063)	(10,547)	-	20,499	6,179
Change in unrealized gain (loss) on investments	(755,413)	1,059,262	(241,776)	647,309	(48,249)	-	(14,316)	315
Reinvested capital gains	39,753	52,594	19,510	26,398	5,827	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(260,665)	968,526	(254,164)	503,264	(28,200)	-	6,128	6,805

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	652,574	688,008	396,715	492,821	(5)	-	1	4
Transfers between funds	2,913,889	456,997	3,119,459	502,344	1,944,910	-	(82,801)	3,890
Surrenders (note 6)	(181,077)	(293,746)	(466,969)	(359,043)	(61,400)	-	-	-
Death Benefits (note 4)	-	(65)	-	(2,691)	-	-	-	(98)
Net policy repayments (loans) (note 5)	(17,662)	225	(21,852)	(18,819)	-	-	(161)	(2,153)
Deductions for surrender charges (note 2d)	(11)	(7,023)	(6,304)	(7,075)	-	-	-	-
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(255,050)	(192,131)	(181,220)	(152,119)	(7,154)	-	(228)	(449)
Asset charges (note 3):
FPVUL & VEL contracts	(14,860)	(9,139)	(13,122)	(11,638)	-	-	-	-
MSP contracts	(4,235)	(4,734)	(1,569)	(1,438)	-	-	-	-
SL contracts or LSFP contracts	(4,833)	(4,566)	(1,226)	(779)	-	-	-	-
Adjustments to maintain reserves	(17)	110	(7)	(654)	1	-	(5)	6

Net equity transactions	3,088,718	633,936	2,823,905	440,909	1,876,352	-	(83,194)	1,200

Net change in contract owners’ equity	2,828,053	1,602,462	2,569,741	944,173	1,848,152	-	(77,066)	8,005
Contract owners’ equity beginning of period	7,598,552	5,996,090	3,992,266	3,048,093	-	-	77,066	69,061

Contract owners’ equity end of period	$10,426,605	7,598,552	6,562,007	3,992,266	1,848,152	-	-	77,066

CHANGES IN UNITS:
Beginning units	562,329	507,284	297,508	263,191	-	-	9,015	9,244
Units purchased	257,494	124,725	258,646	74,723	187,205	-	-	109
Units redeemed	(38,275)	(69,680)	(51,216)	(40,406)	(6,682)	-	(9,015)	(338)

Ending units	781,548	562,329	504,938	297,508	180,523	-	-	9,015

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2011 and 2010

	FGOS		FGS		FHIS		FHISR
	2011	2010	2011	2010	2011	2010	2011	2010
Investment activity:
Net investment income (loss)	$(1,463)	(535)	118,736	60,120	918,890	1,092,285	274,609	304,869
Realized gain (loss) on investments	273,042	220,059	3,913,247	(83,728)	179,448	(401,720)	294,619	408,502
Change in unrealized gain (loss) on investments	(247,928)	1,589,853	(3,406,084)	13,386,883	(591,370)	1,181,040	(407,144)	(221,319)
Reinvested capital gains	-	-	232,328	213,529	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	23,651	1,809,377	858,227	13,576,804	506,968	1,871,605	162,084	492,052

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	38,694	517,383	4,451,562	5,220,384	60,445	100,298	414,441	503,909
Transfers between funds	397,221	(7,493,911)	(6,753,768)	(4,368,539)	(424,360)	725,244	(272,213)	(8,874)
Surrenders (note 6)	-	(585,999)	(5,689,317)	(4,953,147)	(952,149)	(773,201)	(405,808)	(480,422)
Death Benefits (note 4)	(1,204)	(36,067)	(257,052)	(194,355)	(58,879)	(27,334)	(30,883)	(3,267)
Net policy repayments (loans) (note 5)	52	(55,296)	300,766	(407,672)	(94,238)	(99,238)	38,061	104,343
Deductions for surrender charges (note 2d)	-	(1,494)	(23,228)	(50,782)	(4,429)	(2,121)	(1,472)	(3,169)
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	-	(455,435)	(3,035,360)	(3,184,233)	(396,383)	(446,146)	(211,182)	(214,550)
Asset charges (note 3):
FPVUL & VEL contracts	-	(25,361)	(184,576)	(172,480)	(20,631)	(23,164)	(13,874)	(13,135)
MSP contracts	-	(1,036)	(6,021)	(5,080)	(1,717)	(1,631)	(178)	(211)
SL contracts or LSFP contracts	-	(2,951)	(14,570)	(15,241)	(1,624)	(2,094)	(1,923)	(2,151)
Adjustments to maintain reserves	(31)	95	434	1,252	11	(1,948)	1	78

Net equity transactions	434,732	(8,140,072)	(11,211,130)	(8,129,893)	(1,893,954)	(551,335)	(485,030)	(117,449)

Net change in contract owners’ equity	458,383	(6,330,695)	(10,352,903)	5,446,911	(1,386,986)	1,320,270	(322,946)	374,603
Contract owners’ equity beginning of period	1,535,794	7,866,489	70,188,484	64,741,573	14,945,170	13,624,900	4,120,890	3,746,287

Contract owners’ equity end of period	$1,994,177	1,535,794	59,835,581	70,188,484	13,558,184	14,945,170	3,797,944	4,120,890

CHANGES IN UNITS:
Beginning units	162,059	872,275	5,473,788	6,332,118	948,153	997,738	339,656	350,965
Units purchased	48,933	109,865	425,685	561,095	41,706	80,659	40,751	68,101
Units redeemed	(3,074)	(820,081)	(1,400,233)	(1,419,425)	(167,806)	(130,244)	(79,394)	(79,410)

Ending units	207,918	162,059	4,499,240	5,473,788	822,053	948,153	301,013	339,656

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2011 and 2010

	FIP		FIGBS		FMCS		FOS
	2011	2010	2011	2010	2011	2010	2011	2010
Investment activity:
Net investment income (loss)	$399,521	442,817	1,210,867	1,348,612	28,211	80,307	212,326	276,990
Realized gain (loss) on investments	1,332,407	(202,734)	978,007	266,091	(361,157)	(1,086,575)	(3,865,163)	(3,589,756)
Change in unrealized gain (loss) on investments	(1,663,065)	992,191	(560,031)	(343,681)	(5,161,584)	11,623,565	506,008	6,151,870
Reinvested capital gains	576,029	80,011	1,061,849	437,020	81,199	135,969	46,869	46,644

Net increase (decrease) in contract owners’ equity resulting from operations	644,892	1,312,285	2,690,692	1,708,042	(5,413,331)	10,753,266	(3,099,960)	2,885,748

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	180	292	1,847,467	3,912,460	2,799,346	2,869,954	522,518	1,015,465
Transfers between funds	(3,309,495)	19,778,746	(4,012,998)	20,377,649	685,532	3,591,468	(5,962,691)	(4,095,085)
Surrenders (note 6)	(815,100)	-	(9,107,194)	(1,620,244)	(2,637,726)	(3,043,348)	(1,552,296)	(1,315,790)
Death Benefits (note 4)	-	(6,219)	(72,327)	(26,947)	(116,746)	(51,728)	(166,344)	(24,089)
Net policy repayments (loans) (note 5)	507,797	(477,881)	(16,335)	(16,216)	(67,562)	(240,501)	129,032	(72,154)
Deductions for surrender charges (note 2d)	-	-	(16,562)	(33,493)	(34,202)	(60,472)	(4,738)	(5,401)
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(172,587)	(36,471)	(689,532)	(672,033)	(1,507,044)	(1,472,201)	(549,675)	(707,845)
Asset charges (note 3):
FPVUL & VEL contracts	-	-	(36,472)	(40,909)	(92,529)	(84,427)	(20,571)	(23,533)
MSP contracts	-	-	(3,779)	(3,424)	(3,383)	(3,065)	(545)	(618)
SL contracts or LSFP contracts	-	-	(11,843)	(10,784)	(14,084)	(14,156)	(3,618)	(4,529)
Adjustments to maintain reserves	(10)	79	110	2,309	1,116	2,787	(56)	792

Net equity transactions	(3,789,215)	19,258,546	(12,119,465)	21,868,368	(987,282)	1,494,311	(7,608,984)	(5,232,787)

Net change in contract owners’ equity	(3,144,323)	20,570,831	(9,428,773)	23,576,410	(6,400,613)	12,247,577	(10,708,944)	(2,347,039)
Contract owners’ equity beginning of period	25,151,901	4,581,070	40,216,016	16,639,606	49,465,416	37,217,839	26,220,169	28,567,208

Contract owners’ equity end of period	$22,007,578	25,151,901	30,787,243	40,216,016	43,064,803	49,465,416	15,511,225	26,220,169

CHANGES IN UNITS:
Beginning units	2,719,218	568,495	2,857,908	1,260,866	1,691,035	1,635,926	1,833,180	2,245,756
Units purchased	59,297	2,211,677	205,707	1,807,763	188,651	262,739	64,591	87,971
Units redeemed	(441,962)	(60,954)	(1,025,154)	(210,721)	(228,587)	(207,630)	(602,851)	(500,547)

Ending units	2,336,553	2,719,218	2,038,461	2,857,908	1,651,099	1,691,035	1,294,920	1,833,180

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2011 and 2010

	FOSR		FVSS		FF05S		FF15S
	2011	2010	2011	2010	2011	2010	2011	2010
Investment activity:
Net investment income (loss)	$153,264	151,475	37,172	15,467	425	-	84,566	38,819
Realized gain (loss) on investments	(828,409)	(962,768)	15,206	(380,239)	(48)	-	187,888	103,389
Change in unrealized gain (loss) on investments	(1,448,289)	2,260,405	(434,202)	1,277,589	-	-	(340,393)	50,776
Reinvested capital gains	22,380	22,276	-	-	89	-	23,410	22,330

Net increase (decrease) in contract owners’ equity resulting from operations	(2,101,054)	1,471,388	(381,824)	912,817	466	-	(44,529)	215,314

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	1,158,394	1,362,516	216,127	282,825	-	-	175,244	145,537
Transfers between funds	217,405	(710,542)	214,731	(179,033)	(452)	-	1,939,779	713,034
Surrenders (note 6)	(1,234,406)	(1,155,915)	(173,698)	(295,647)	-	-	(155,664)	(86,754)
Death Benefits (note 4)	(27,758)	(6,634)	(928)	(39,889)	-	-	-	-
Net policy repayments (loans) (note 5)	19,328	11,869	46,603	(63,720)	-	-	-	-
Deductions for surrender charges (note 2d)	(19,170)	(22,089)	(5,641)	(12,558)	-	-	-	-
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(533,648)	(585,964)	(157,842)	(175,015)	(13)	-	(66,450)	(25,463)
Asset charges (note 3):
FPVUL & VEL contracts	(43,535)	(43,941)	(12,114)	(12,310)	-	-	(197)	(114)
MSP contracts	(655)	(620)	(106)	(157)	-	-	-	-
SL contracts or LSFP contracts	(4,765)	(5,236)	(433)	(553)	-	-	-	-
Adjustments to maintain reserves	182	(163)	(39)	219	(1)	-	(8)	(26)

Net equity transactions	(468,628)	(1,156,719)	126,660	(495,838)	(466)	-	1,892,704	746,214

Net change in contract owners’ equity	(2,569,682)	314,669	(255,164)	416,979	-	-	1,848,175	961,528
Contract owners’ equity beginning of period	12,493,260	12,178,591	4,089,326	3,672,347	-	-	2,140,950	1,179,422

Contract owners’ equity end of period	$9,923,578	12,493,260	3,834,162	4,089,326	-	-	3,989,125	2,140,950

CHANGES IN UNITS:
Beginning units	901,030	992,596	248,152	281,584	-	-	204,985	127,313
Units purchased	105,322	109,472	30,069	35,326	1	-	293,225	92,486
Units redeemed	(140,920)	(201,038)	(22,915)	(68,758)	(1)	-	(113,796)	(14,814)

Ending units	865,432	901,030	255,306	248,152	-	-	384,414	204,985

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2011 and 2010

	FF25S		FF40S		FTVIS2		FTVRDI
	2011	2010	2011	2010	2011	2010	2011	2010
Investment activity:
Net investment income (loss)	$88,385	21,561	14,838	-	260,166	261,705	225,754	186,190
Realized gain (loss) on investments	136,041	28,660	(26,150)	-	(226,569)	(278,994)	(249,849)	1,127
Change in unrealized gain (loss) on investments	(400,785)	105,698	(97,543)	-	52,420	502,274	749,300	1,859,503
Reinvested capital gains	15,575	6,479	1,329	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(160,784)	162,398	(107,526)	-	86,017	484,985	725,205	2,046,820

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	211,439	283,246	(13)	-	305,150	371,627	1,048,077	728,531
Transfers between funds	3,970,287	204,319	949,435	-	723,774	216,330	743,433	589,311
Surrenders (note 6)	(570,930)	(16,194)	(30,101)	-	(573,818)	(849,481)	(1,115,676)	(752,729)
Death Benefits (note 4)	-	-	-	-	(15,408)	(15,220)	(201,159)	(17,366)
Net policy repayments (loans) (note 5)	-	-	-	-	(20,885)	3,823	(163,344)	(13,809)
Deductions for surrender charges (note 2d)	-	-	-	-	(2,514)	(5,689)	(13,690)	(29,288)
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(72,506)	(13,568)	(5,502)	-	(202,230)	(193,697)	(491,021)	(476,575)
Asset charges (note 3):
FPVUL & VEL contracts	(120)	(33)	(20)	-	(11,005)	(9,401)	(44,976)	(40,072)
MSP contracts	-	-	-	-	(1,984)	(2,021)	(1,595)	(1,280)
SL contracts or LSFP contracts	-	-	-	-	(5,940)	(5,573)	(5,389)	(3,974)
Adjustments to maintain reserves	(11)	494	(7)	-	3	147	(19)	(41)

Net equity transactions	3,538,159	458,264	913,792	-	195,143	(489,155)	(245,359)	(17,292)

Net change in contract owners’ equity	3,377,375	620,662	806,266	-	281,160	(4,170)	479,846	2,029,528
Contract owners’ equity beginning of period	1,246,630	625,968	-	-	4,245,439	4,249,609	12,155,627	10,126,099

Contract owners’ equity end of period	$4,624,005	1,246,630	806,266	-	4,526,599	4,245,439	12,635,473	12,155,627

CHANGES IN UNITS:
Beginning units	123,140	71,379	-	-	339,445	382,836	718,728	724,097
Units purchased	411,267	60,090	81,334	-	80,070	48,260	87,464	84,826
Units redeemed	(66,020)	(8,329)	(3,286)	-	(66,017)	(91,651)	(103,322)	(90,195)

Ending units	468,387	123,140	78,048	-	353,498	339,445	702,870	718,728

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2011 and 2010

	FTVSVI		FTVSV2		FTVMD2		FTVDM3
	2011	2010	2011	2010	2011	2010	2011	2010
Investment activity:
Net investment income (loss)	$97,169	93,383	29,036	25,657	3,950	2,026	50,916	85,554
Realized gain (loss) on investments	(486,134)	(561,766)	1,044,417	(68,097)	34,749	11,626	(191,613)	(861,147)
Change in unrealized gain (loss) on investments	(3,934)	3,017,088	(1,374,739)	1,414,910	(56,370)	8,457	(730,189)	1,582,406
Reinvested capital gains	-	-	-	-	4,115	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(392,899)	2,548,705	(301,286)	1,372,470	(13,556)	22,109	(870,886)	806,813

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	639,920	739,486	384,911	371,418	1,812	15	534,260	468,588
Transfers between funds	(1,119,911)	559,833	774,057	75,774	16,902	(17,627)	82,374	(472,657)
Surrenders (note 6)	(895,495)	(868,083)	(1,615,800)	(214,576)	-	-	(688,717)	(587,507)
Death Benefits (note 4)	(19,592)	(3,679)	(5,075)	(6,493)	-	(324)	(33,572)	-
Net policy repayments (loans) (note 5)	777	(170,652)	(11,423)	(9,445)	(149)	(6,007)	38,060	(8,281)
Deductions for surrender charges (note 2d)	(12,441)	(31,927)	-	-	-	-	(3,926)	(6,937)
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(394,194)	(407,314)	(86,257)	(85,969)	(2,097)	(1,370)	(197,972)	(218,801)
Asset charges (note 3):
FPVUL & VEL contracts	(34,965)	(33,765)	(655)	(418)	-	-	(17,125)	(16,535)
MSP contracts	(1,352)	(1,216)	-	-	-	-	(893)	(874)
SL contracts or LSFP contracts	(4,115)	(3,778)	-	-	-	-	(2,254)	(3,208)
Adjustments to maintain reserves	(169)	1,805	(88)	(311)	(7)	8	(63)	2,005

Net equity transactions	(1,841,537)	(219,290)	(560,330)	129,980	16,461	(25,305)	(289,828)	(844,207)

Net change in contract owners’ equity	(2,234,436)	2,329,415	(861,616)	1,502,450	2,905	(3,196)	(1,160,714)	(37,394)
Contract owners’ equity beginning of period	11,820,980	9,491,565	6,118,407	4,615,957	203,985	207,181	5,642,642	5,680,036

Contract owners’ equity end of period	$9,586,544	11,820,980	5,256,791	6,118,407	206,890	203,985	4,481,928	5,642,642

CHANGES IN UNITS:
Beginning units	510,127	526,295	430,037	415,075	20,709	23,500	278,260	329,156
Units purchased	33,273	65,455	41,414	51,759	19,359	-	41,202	24,354
Units redeemed	(114,574)	(81,623)	(87,010)	(36,797)	(18,341)	(2,791)	(56,783)	(75,250)

Ending units	428,826	510,127	384,441	430,037	21,727	20,709	262,679	278,260

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2011 and 2010

	TIF		TIF2		TIF3		FTVGI2
	2011	2010	2011	2010	2011	2010	2011	2010
Investment activity:
Net investment income (loss)	$29,741	31,666	178,697	187,862	98,941	83,653	2,175,309	36,332
Realized gain (loss) on investments	(10,413)	(23,051)	571,376	(2,047,726)	(370,246)	(301,713)	425,676	65,901
Change in unrealized gain (loss) on investments	(175,081)	116,020	(2,061,935)	2,720,805	(381,473)	665,144	(3,140,734)	802,304
Reinvested capital gains	-	-	-	-	-	-	258,976	8,717

Net increase (decrease) in contract owners’ equity resulting from operations	(155,753)	124,635	(1,311,862)	860,941	(652,778)	447,084	(280,773)	913,254

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	-	-	375,355	626,704	367,491	387,500	642,430	186,675
Transfers between funds	(5,848)	(51,111)	1,021,753	(1,829,701)	649,945	(127,204)	(954,267)	35,245,316
Surrenders (note 6)	(41,441)	(83,141)	(282,498)	(622,352)	(518,169)	(524,225)	(206,970)	(131,222)
Death Benefits (note 4)	(24,757)	(86)	(5,317)	(55,395)	(1,478)	(10,410)	(122,318)	-
Net policy repayments (loans) (note 5)	(36,875)	(21,446)	(1,941)	(1,272)	(10,249)	(10,848)	152,809	(121,073)
Deductions for surrender charges (note 2d)	(461)	(1,538)	-	-	(7,958)	(9,958)	-	-
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(44,007)	(50,419)	(139,220)	(136,962)	(189,012)	(204,142)	(391,465)	(87,020)
Asset charges (note 3):
FPVUL & VEL contracts	(4,787)	(5,058)	-	-	(15,468)	(14,940)	(1,593)	(464)
MSP contracts	(472)	(442)	-	-	(448)	(231)	-	-
SL contracts or LSFP contracts	(717)	(822)	-	-	(3,711)	(4,523)	-	-
Adjustments to maintain reserves	(6)	22	105	286	1	264	1,319	23,900

Net equity transactions	(159,371)	(214,041)	968,237	(2,018,692)	270,944	(518,717)	(880,055)	35,116,112

Net change in contract owners’ equity	(315,124)	(89,406)	(343,625)	(1,157,751)	(381,834)	(71,633)	(1,160,828)	36,029,366
Contract owners’ equity beginning of period	1,608,997	1,698,403	11,676,862	12,834,613	5,472,872	5,544,505	38,566,737	2,537,371

Contract owners’ equity end of period	$1,293,873	1,608,997	11,333,237	11,676,862	5,091,038	5,472,872	37,405,909	38,566,737

CHANGES IN UNITS:
Beginning units	73,458	84,266	584,733	694,601	389,994	428,311	2,635,373	198,636
Units purchased	-	-	78,287	98,184	83,352	38,242	99,342	2,461,875
Units redeemed	(7,498)	(10,808)	(26,739)	(208,052)	(67,192)	(76,559)	(153,151)	(25,138)

Ending units	65,960	73,458	636,281	584,733	406,154	389,994	2,581,564	2,635,373

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2011 and 2010

	FTVGI3		FTVFA2		GVMCE		GVGOPS
	2011	2010	2011	2010	2011	2010	2011	2010
Investment activity:
Net investment income (loss)	$557,854	119,496	54	7,656	248,449	203,501	(2)	-
Realized gain (loss) on investments	244,412	245,111	22,882	20,260	(261,531)	(4,619,559)	37	-
Change in unrealized gain (loss) on investments	(1,047,207)	708,982	(27,662)	1,483	(3,314,390)	15,374,155	77	-
Reinvested capital gains	64,997	21,763	-	29	-	-	67	-

Net increase (decrease) in contract owners’ equity resulting from operations	(179,944)	1,095,352	(4,726)	29,428	(3,327,472)	10,958,097	179	-

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	785,050	604,542	20,200	16,889	660,078	1,389,835	-	-
Transfers between funds	2,028,538	2,961,122	(25,212)	60,335	(2,582,572)	(5,663,166)	3,719	-
Surrenders (note 6)	(642,956)	(1,011,818)	(3,689)	(23,686)	(1,789,028)	(1,467,673)	-	-
Death Benefits (note 4)	(86,545)	(3,122)	-	-	(64,992)	(105,300)	-	-
Net policy repayments (loans) (note 5)	(158,532)	(100,034)	(1,381)	(4)	111,771	(129,893)	-	-
Deductions for surrender charges (note 2d)	(4,690)	(10,616)	-	(987)	-	-	-	-
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(389,522)	(343,604)	(14,827)	(14,457)	(590,451)	(656,780)	(74)	-
Asset charges (note 3):
FPVUL & VEL contracts	(28,252)	(24,177)	(1,571)	(1,372)	-	-	-	-
MSP contracts	(1,096)	(1,020)	(125)	(140)	-	-	-	-
SL contracts or LSFP contracts	(4,735)	(3,965)	(14)	(106)	-	-	-	-
Adjustments to maintain reserves	(99)	27	21	277	(52)	7,561	(3)	-

Net equity transactions	1,497,161	2,067,335	(26,598)	36,749	(4,255,246)	(6,625,416)	3,642	-

Net change in contract owners’ equity	1,317,217	3,162,687	(31,324)	66,177	(7,582,718)	4,332,681	3,821	-
Contract owners’ equity beginning of period	9,564,790	6,402,103	362,854	296,677	50,865,632	46,532,951	-	-

Contract owners’ equity end of period	$10,882,007	9,564,790	331,530	362,854	43,282,914	50,865,632	3,821	-

CHANGES IN UNITS:
Beginning units	535,857	410,243	37,961	34,220	2,288,786	2,611,229	-	-
Units purchased	167,112	183,369	2,778	11,100	78,930	115,735	443	-
Units redeemed	(88,213)	(57,755)	(5,512)	(7,359)	(283,330)	(438,178)	(9)	-

Ending units	614,756	535,857	35,227	37,961	2,084,386	2,288,786	434	-

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2011 and 2010

	SBVSG		BNCAI		AMTB		AMGP
	2011	2010	2011	2010	2011	2010	2011	2010
Investment activity:
Net investment income (loss)	$(1,417)	(471)	(25,105)	(23,730)	151,807	236,887	6,910	4,947
Realized gain (loss) on investments	61,543	42,700	1,673,429	(486,045)	(41,260)	(216,459)	116,788	(52,136)
Change in unrealized gain (loss) on investments	(77,728)	3,268	(957,353)	3,126,422	(99,099)	207,199	(199,863)	357,862
Reinvested capital gains	12,812	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(4,790)	45,497	690,971	2,616,647	11,448	227,627	(76,165)	310,673

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	84,760	9,985	581,058	590,057	236,756	368,189	1,106	4,604
Transfers between funds	506,933	(66,998)	(2,310,309)	(196,692)	(42,883)	(22,481)	269,171	26,758
Surrenders (note 6)	(1,419)	(27,721)	(1,315,151)	(493,834)	(174,087)	(553,757)	(85,184)	(5,143)
Death Benefits (note 4)	-	-	(8,187)	(13,159)	(4,360)	(69,114)	-	(6,218)
Net policy repayments (loans) (note 5)	(7,445)	(5,341)	9,825	(58,119)	5,935	9,278	-	-
Deductions for surrender charges (note 2d)	-	-	-	-	(4,464)	(11,017)	-	-
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(18,884)	(8,418)	(190,146)	(181,852)	(238,459)	(247,567)	(27,793)	(32,847)
Asset charges (note 3):
FPVUL & VEL contracts	(397)	(12)	(839)	(657)	(15,139)	(15,099)	-	1
MSP contracts	-	-	-	-	(610)	(605)	-	-
SL contracts or LSFP contracts	-	-	-	-	(1,994)	(2,911)	(23)	-
Adjustments to maintain reserves	6	25	(275)	221	-	162	-	77

Net equity transactions	563,554	(98,480)	(3,234,024)	(354,035)	(239,305)	(544,922)	157,277	(12,768)

Net change in contract owners’ equity	558,764	(52,983)	(2,543,053)	2,262,612	(227,857)	(317,295)	81,112	297,905
Contract owners’ equity beginning of period	219,291	272,274	12,901,297	10,638,685	4,060,114	4,377,409	1,865,654	1,567,749

Contract owners’ equity end of period	$778,055	219,291	10,358,244	12,901,297	3,832,257	4,060,114	1,946,766	1,865,654

CHANGES IN UNITS:
Beginning units	21,047	32,677	630,447	655,905	348,678	395,794	124,719	124,914
Units purchased	55,413	6,093	31,111	62,746	36,196	68,485	17,318	6,371
Units redeemed	(2,655)	(17,723)	(173,943)	(88,204)	(56,712)	(115,601)	(7,684)	(6,566)

Ending units	73,805	21,047	487,615	630,447	328,162	348,678	134,353	124,719

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2011 and 2010

	AMINS		AMCG		AMTP		AMRI
	2011	2010	2011	2010	2011	2010	2011	2010
Investment activity:
Net investment income (loss)	$-	-	(11,756)	(12,744)	(5,063)	20,117	17,733	18,863
Realized gain (loss) on investments	-	-	183,004	(324,725)	152,280	398,708	486,588	(35,559)
Change in unrealized gain (loss) on investments	-	-	(90,841)	1,793,966	(623,657)	90,998	(804,481)	872,086
Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	-	-	80,407	1,456,497	(476,440)	509,823	(300,160)	855,390

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	(112)	144	71,320	173,591	97,531	66,949	104,987	68,312
Transfers between funds	(618)	323	(879,155)	(939,798)	109,740	605,957	61,921	538,409
Surrenders (note 6)	-	-	(659,642)	(36,093)	(61,038)	(186,477)	(39,642)	(17,523)
Death Benefits (note 4)	-	-	(12,552)	(3,478)	(635)	(9,305)	(4,065)	-
Net policy repayments (loans) (note 5)	91	-	(2,505)	(1,243)	(50,215)	(1,297)	(435)	-
Deductions for surrender charges (note 2d)	-	-	-	-	-	48	-	-
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	641	(475)	(116,595)	(120,026)	(104,317)	(97,370)	(54,386)	(50,012)
Asset charges (note 3):
FPVUL & VEL contracts	-	8	8	19	(1,751)	(1,010)	(554)	(477)
MSP contracts	(1)	-	-	-	-	-	-	-
SL contracts or LSFP contracts	(2)	-	-	-	-	-	-	-
Adjustments to maintain reserves	1	-	(280)	484	29	1,857	(21)	544

Net equity transactions	-	-	(1,599,401)	(926,544)	(10,656)	379,352	67,805	539,253

Net change in contract owners’ equity	-	-	(1,518,994)	529,953	(487,096)	889,175	(232,355)	1,394,643
Contract owners’ equity beginning of period	-	-	6,111,189	5,581,236	4,033,324	3,144,149	4,363,917	2,969,274

Contract owners’ equity end of period	$-	-	4,592,195	6,111,189	3,546,228	4,033,324	4,131,562	4,363,917

CHANGES IN UNITS:
Beginning units	-	-	469,057	537,257	259,582	235,941	414,803	355,419
Units purchased	9	38	12,701	25,729	34,663	49,525	39,058	66,990
Units redeemed	(9)	(38)	(134,313)	(93,929)	(38,692)	(25,884)	(32,781)	(7,606)

Ending units	-	-	347,445	469,057	255,553	259,582	421,080	414,803

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2011 and 2010

	AMFAS		AMSRS		OVGR		OVGS3
	2011	2010	2011	2010	2011	2010	2011	2010
Investment activity:
Net investment income (loss)	$(2,441)	(1,869)	9,322	903	58,634	39,658	212,921	223,304
Realized gain (loss) on investments	124,477	(143,543)	(106,843)	(219,013)	5,229,717	1,013,283	(260,161)	(506,394)
Change in unrealized gain (loss) on investments	(186,211)	454,102	3,373	720,728	(4,969,815)	5,254,291	(1,314,095)	2,706,776
Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(64,175)	308,690	(94,148)	502,618	318,536	6,307,232	(1,361,335)	2,423,686

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	57,491	111,978	522,511	196,098	514,905	3,727,416	1,544,173	1,780,086
Transfers between funds	380,569	12,681	(66,501)	116,871	(14,027,557)	(54,151,519)	79,684	264,803
Surrenders (note 6)	(50,583)	(53,286)	(240,026)	(371,627)	(2,022,272)	(5,328,817)	(2,152,522)	(1,621,881)
Death Benefits (note 4)	(147)	(9,516)	(15,459)	(2,342)	(21,511)	(256,873)	(41,405)	(16,147)
Net policy repayments (loans) (note 5)	(8,092)	(5,965)	25,358	46,291	5,332	(355,071)	83,798	(76,450)
Deductions for surrender charges (note 2d)	(2,372)	(1,707)	(11,671)	(9,053)	2	(45,396)	(21,558)	(43,803)
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(50,944)	(42,602)	(134,265)	(133,253)	(484,357)	(2,572,763)	(762,055)	(776,956)
Asset charges (note 3):
FPVUL & VEL contracts	(3,573)	(3,143)	(9,025)	(8,290)	(145)	(126,808)	(59,617)	(57,402)
MSP contracts	(29)	-	(797)	(729)	-	(3,221)	(3,368)	(1,701)
SL contracts or LSFP contracts	(172)	(97)	(1,474)	(1,766)	8	(12,970)	(8,853)	(8,918)
Adjustments to maintain reserves	(13)	131	(6)	693	3,256	361	42	(2,188)

Net equity transactions	322,135	8,474	68,645	(167,107)	(16,032,339)	(59,125,661)	(1,341,681)	(560,557)

Net change in contract owners’ equity	257,960	317,164	(25,503)	335,511	(15,713,803)	(52,818,429)	(2,703,016)	1,863,129
Contract owners’ equity beginning of period	1,905,948	1,588,784	2,624,584	2,289,073	34,423,380	87,241,809	17,419,470	15,556,341

Contract owners’ equity end of period	$2,163,908	1,905,948	2,599,081	2,624,584	18,709,577	34,423,380	14,716,454	17,419,470

CHANGES IN UNITS:
Beginning units	141,124	140,469	146,450	156,920	3,341,882	7,777,387	1,191,196	1,233,718
Units purchased	30,464	16,745	35,826	20,800	55,513	307,731	123,261	173,041
Units redeemed	(9,543)	(16,090)	(32,640)	(31,270)	(1,588,276)	(4,743,236)	(217,397)	(215,563)

Ending units	162,045	141,124	149,636	146,450	1,809,119	3,341,882	1,097,060	1,191,196

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2011 and 2010

	OVGS		OVHI3		OVHI		OVGI
	2011	2010	2011	2010	2011	2010	2011	2010
Investment activity:
Net investment income (loss)	$556,643	610,621	124,543	69,445	33,769	24,995	214,768	285,641
Realized gain (loss) on investments	(2,177,236)	(1,974,775)	37,261	(200,323)	(288,662)	(280,275)	397,458	(116,047)
Change in unrealized gain (loss) on investments	(2,442,566)	8,507,156	(193,074)	296,349	248,488	307,950	(585,310)	3,808,825
Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(4,063,159)	7,143,002	(31,270)	165,471	(6,405)	52,670	26,916	3,978,419

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	1,113,724	696,356	218,952	271,059	-	-	1,561,656	1,975,097
Transfers between funds	483,446	(1,399,207)	12,334	123,164	(8,035)	(24,763)	(1,169,665)	(1,000,492)
Surrenders (note 6)	(5,483,530)	(1,943,876)	(66,891)	(136,052)	(61,831)	(30,192)	(2,315,014)	(2,039,437)
Death Benefits (note 4)	(87,983)	(73,171)	-	(2,574)	(898)	(50)	(193,748)	(166,401)
Net policy repayments (loans) (note 5)	(141,924)	(263,981)	(8,575)	49,394	(2,196)	(4,788)	(4,546)	(12,664)
Deductions for surrender charges (note 2d)	(7,044)	(11,486)	(3,182)	(6,799)	(743)	(1,464)	(23,074)	(33,491)
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(980,535)	(1,025,803)	(85,063)	(83,028)	(15,306)	(18,774)	(1,268,726)	(1,398,517)
Asset charges (note 3):
FPVUL & VEL contracts	(33,634)	(35,531)	(5,952)	(4,843)	(1,251)	(1,389)	(86,926)	(88,180)
MSP contracts	(1,332)	(1,269)	(19)	(61)	(88)	(82)	(2,786)	(2,877)
SL contracts or LSFP contracts	(4,688)	(5,643)	(563)	(540)	(149)	(186)	(7,976)	(9,689)
Adjustments to maintain reserves	(118)	(2,678)	2	(1)	-	1	14	310

Net equity transactions	(5,143,618)	(4,066,289)	61,043	209,719	(90,497)	(81,687)	(3,510,791)	(2,776,341)

Net change in contract owners’ equity	(9,206,777)	3,076,713	29,773	375,190	(96,902)	(29,017)	(3,483,875)	1,202,078
Contract owners’ equity beginning of period	51,705,225	48,628,512	1,358,868	983,678	378,432	407,449	27,869,644	26,667,566

Contract owners’ equity end of period	$42,498,448	51,705,225	1,388,641	1,358,868	281,530	378,432	24,385,769	27,869,644

CHANGES IN UNITS:
Beginning units	3,390,923	3,690,714	458,373	380,539	90,495	111,867	2,084,925	2,312,253
Units purchased	268,863	58,272	88,529	169,370	-	-	151,046	192,947
Units redeemed	(616,302)	(358,063)	(69,512)	(91,536)	(21,561)	(21,372)	(413,252)	(420,275)

Ending units	3,043,484	3,390,923	477,390	458,373	68,934	90,495	1,822,719	2,084,925

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2011 and 2010

	OVSC		OVAG		OVSB		PMVAAA
	2011	2010	2011	2010	2011	2010	2011	2010
Investment activity:
Net investment income (loss)	$26,287	28,669	(14,635)	(14,654)	59,526	152,989	218,395	112,394
Realized gain (loss) on investments	(105,746)	(209,465)	1,401,345	11,310	194,366	(3,787)	55,638	52,148
Change in unrealized gain (loss) on investments	(7,305)	1,112,371	(871,098)	5,664,838	(276,246)	118,807	(238,663)	1,419
Reinvested capital gains	-	-	-	-	24,713	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(86,764)	931,575	515,612	5,661,494	2,359	268,009	35,370	165,961

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	275,125	323,428	1,769,330	2,554,988	6	56	343,378	195,465
Transfers between funds	(14,075)	(99,276)	(1,600,184)	(1,821,376)	163,102	104,967	920,918	943,289
Surrenders (note 6)	(390,423)	(492,091)	(2,934,375)	(1,428,507)	(87,201)	-	(16,002)	(29,503)
Death Benefits (note 4)	(14,500)	(356)	(63,421)	(67,823)	-	(2,285)	(1,679)	(4,306)
Net policy repayments (loans) (note 5)	(130,368)	(73,566)	(121,896)	(224,590)	60,861	(40,477)	69	4,839
Deductions for surrender charges (note 2d)	(7,460)	(13,035)	(4,912)	(10,108)	-	-	-	-
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(189,795)	(199,303)	(1,205,846)	(1,243,526)	(16,430)	(13,922)	(55,933)	(29,804)
Asset charges (note 3):
FPVUL & VEL contracts	(15,348)	(15,306)	(77,022)	(71,824)	-	-	(678)	(276)
MSP contracts	(363)	(341)	(1,421)	(1,248)	-	-	-	-
SL contracts or LSFP contracts	(2,489)	(2,702)	(4,281)	(4,656)	-	-	-	-
Adjustments to maintain reserves	184	50	(1,355)	(831)	(3)	4	3	(19)

Net equity transactions	(489,512)	(572,498)	(4,245,383)	(2,319,501)	120,335	48,343	1,190,076	1,079,685

Net change in contract owners’ equity	(576,276)	359,077	(3,729,771)	3,341,993	122,694	316,352	1,225,446	1,245,646
Contract owners’ equity beginning of period	4,719,041	4,359,964	26,380,104	23,038,111	2,065,910	1,749,558	2,109,235	863,589

Contract owners’ equity end of period	$4,142,765	4,719,041	22,650,333	26,380,104	2,188,604	2,065,910	3,334,681	2,109,235

CHANGES IN UNITS:
Beginning units	216,746	247,124	2,217,825	2,460,389	178,634	173,563	136,442	63,072
Units purchased	18,455	19,961	235,787	300,156	18,483	12,063	83,057	77,818
Units redeemed	(40,619)	(50,339)	(642,536)	(542,720)	(9,089)	(6,992)	(7,914)	(4,448)

Ending units	194,582	216,746	1,811,076	2,217,825	188,028	178,634	211,585	136,442

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2011 and 2010

	PMVFBA		PMVLGA		PMVLDA		PMVRRA
	2011	2010	2011	2010	2011	2010	2011	2010
Investment activity:
Net investment income (loss)	$47,815	30,696	5,056	126	983,396	990,338	1,875,996	975,679
Realized gain (loss) on investments	114,884	75,657	8,394	44	1,412,217	241,229	4,165,888	317,077
Change in unrealized gain (loss) on investments	16,445	129,492	44,365	(482)	(1,731,371)	1,881,278	1,779,633	3,930,175
Reinvested capital gains	8,754	14,971	7,343	162	-	230,508	3,220,342	780,456

Net increase (decrease) in contract owners’ equity resulting from operations	187,898	250,816	65,158	(150)	664,242	3,343,353	11,041,859	6,003,387

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	68,840	76,282	10,381	(31)	1,552,674	3,083,419	2,238,877	3,140,682
Transfers between funds	713,352	1,123,956	337,298	39,919	(1,173,376)	12,963,321	13,485,637	13,853,605
Surrenders (note 6)	(67,703)	(47,777)	(32,394)	-	(8,714,029)	(4,509,403)	(3,235,952)	(6,767,937)
Death Benefits (note 4)	-	-	-	-	(52,662)	(64,790)	(47,374)	(92,282)
Net policy repayments (loans) (note 5)	(40,781)	(18,532)	(629)	-	179,822	328,279	381,119	(269,332)
Deductions for surrender charges (note 2d)	(2,069)	(175)	-	-	(4,369)	(8,272)	-	-
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(83,945)	(85,446)	(5,573)	(603)	(1,155,201)	(1,130,468)	(1,217,930)	(1,111,302)
Asset charges (note 3):
FPVUL & VEL contracts	(4,607)	(5,663)	(7)	(7)	(20,900)	(16,962)	(3,852)	(1,228)
MSP contracts	(29)	(14)	-	-	(645)	(592)	-	-
SL contracts or LSFP contracts	(1,449)	(1,006)	-	-	(2,758)	(1,908)	-	-
Adjustments to maintain reserves	(158)	(2,052)	(18)	12	865	(475)	3,220	3,746

Net equity transactions	581,451	1,039,573	309,058	39,290	(9,390,579)	10,642,149	11,603,745	8,755,952

Net change in contract owners’ equity	769,349	1,290,389	374,216	39,140	(8,726,337)	13,985,502	22,645,604	14,759,339
Contract owners’ equity beginning of period	1,928,110	637,721	39,140	-	71,365,824	57,380,322	90,203,122	75,443,783

Contract owners’ equity end of period	$2,697,459	1,928,110	413,356	39,140	62,639,487	71,365,824	112,848,726	90,203,122

CHANGES IN UNITS:
Beginning units	159,594	57,795	3,697	-	5,100,138	4,311,499	5,524,210	4,986,254
Units purchased	63,954	118,214	31,216	3,751	320,000	1,414,403	1,240,647	1,019,127
Units redeemed	(17,732)	(16,415)	(4,286)	(54)	(984,953)	(625,764)	(574,319)	(481,171)

Ending units	205,816	159,594	30,627	3,697	4,435,185	5,100,138	6,190,538	5,524,210

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2011 and 2010

	PMVTRA		PIVEMI		PIHYB1		PVGIB
	2011	2010	2011	2010	2011	2010	2011	2010
Investment activity:
Net investment income (loss)	$8,786,706	5,644,032	2,294	5,444	560,129	954,336	9,069	11,812
Realized gain (loss) on investments	3,874,880	6,713,624	92,935	405,607	2,000,371	2,035,090	(88,137)	(125,402)
Change in unrealized gain (loss) on investments	(6,242,224)	(6,400,019)	(566,240)	(151,076)	(2,439,424)	(222,972)	44,412	211,614
Reinvested capital gains	5,477,890	10,775,489	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	11,897,252	16,733,126	(471,011)	259,975	121,076	2,766,454	(34,656)	98,024

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	8,278,682	8,068,376	207,666	246,818	230,173	188,948	72,149	69,685
Transfers between funds	20,717,589	120,035,007	(39,571)	243,622	(2,544,783)	(7,381,992)	(19,662)	20,315
Surrenders (note 6)	(13,493,886)	(9,918,676)	(29,572)	(13,465)	(487,390)	(939,267)	(52,017)	(96,935)
Death Benefits (note 4)	(716,043)	(238,786)	(10,313)	-	(35,389)	(27,890)	(814)	(1,682)
Net policy repayments (loans) (note 5)	203,992	(392,591)	(490)	8,973	108,820	(138,220)	(3,492)	59
Deductions for surrender charges (note 2d)	-	-	-	-	-	-	(6,540)	(7,325)
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(4,342,690)	(3,713,233)	(53,188)	(57,365)	(175,268)	(258,535)	(40,078)	(44,566)
Asset charges (note 3):
FPVUL & VEL contracts	(17,084)	(9,747)	(1,570)	(1,227)	(495)	(289)	(3,051)	(3,026)
MSP contracts	-	-	-	-	-	-	(30)	(28)
SL contracts or LSFP contracts	-	-	-	-	-	-	(228)	(292)
Adjustments to maintain reserves	(8,462)	(3,155)	(58)	262	1,041	(3,164)	(4)	6

Net equity transactions	10,622,098	113,827,195	72,904	427,618	(2,903,291)	(8,560,409)	(53,767)	(63,789)

Net change in contract owners’ equity	22,519,350	130,560,321	(398,107)	687,593	(2,782,215)	(5,793,955)	(88,423)	34,235
Contract owners’ equity beginning of period	358,520,150	227,959,829	2,003,664	1,316,071	12,670,032	18,463,987	781,113	746,878

Contract owners’ equity end of period	$381,039,500	358,520,150	1,605,557	2,003,664	9,887,817	12,670,032	692,690	781,113

CHANGES IN UNITS:
Beginning units	21,388,148	14,722,981	227,376	173,004	604,436	1,038,134	54,238	59,317
Units purchased	1,745,340	8,162,697	33,209	68,260	68,279	61,389	5,269	7,599
Units redeemed	(1,155,801)	(1,497,530)	(22,510)	(13,888)	(192,265)	(495,087)	(9,068)	(12,678)

Ending units	21,977,687	21,388,148	238,075	227,376	480,450	604,436	50,439	54,238

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2011 and 2010

	PVTIGB		PVTSCB		PVTVB		ACGI
	2011	2010	2011	2010	2011	2010	2011	2010
Investment activity:
Net investment income (loss)	$37,035	39,408	23	2	-	17,709	20,494	-
Realized gain (loss) on investments	(155,417)	(266,079)	278	877	181,646	204,446	(17,278)	-
Change in unrealized gain (loss) on investments	(60,329)	330,023	(891)	104	(542,364)	23,834	(85,006)	-
Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(178,711)	103,352	(590)	983	(360,718)	245,989	(81,790)	-

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	45,321	48,409	941	414	133,531	113,302	28,920	-
Transfers between funds	26,929	(114,096)	3,471	2,798	435,708	22,230	1,851,373	-
Surrenders (note 6)	(113,295)	(66,414)	(281)	(56)	(72,586)	(92,674)	-	-
Death Benefits (note 4)	-	-	-	-	(3,782)	-	-	-
Net policy repayments (loans) (note 5)	(1,449)	(13,604)	(380)	-	(35,323)	(32,716)	-	-
Deductions for surrender charges (note 2d)	(2,790)	(3,115)	-	-	(1,299)	(1,855)	-	-
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(50,756)	(53,961)	(313)	(168)	(72,293)	(64,020)	(15,489)	-
Asset charges (note 3):
FPVUL & VEL contracts	(3,510)	(3,664)	-	-	(5,617)	(4,148)	(34)	-
MSP contracts	(146)	(141)	-	-	(274)	(260)	-	-
SL contracts or LSFP contracts	(232)	(231)	-	-	(1,214)	(1,991)	-	-
Adjustments to maintain reserves	61	(26)	4	(1)	3	(33)	(7)	-

Net equity transactions	(99,867)	(206,843)	3,442	2,987	376,854	(62,165)	1,864,763	-

Net change in contract owners’ equity	(278,578)	(103,491)	2,852	3,970	16,136	183,824	1,782,973	-
Contract owners’ equity beginning of period	1,152,950	1,256,441	7,732	3,762	1,533,175	1,349,351	-	-

Contract owners’ equity end of period	$874,372	1,152,950	10,584	7,732	1,549,311	1,533,175	1,782,973	-

CHANGES IN UNITS:
Beginning units	64,956	77,883	870	532	84,002	89,306	-	-
Units purchased	3,121	3,781	499	416	33,063	22,974	178,371	-
Units redeemed	(8,774)	(16,708)	(116)	(78)	(13,737)	(28,278)	(1,538)	-

Ending units	59,303	64,956	1,253	870	103,328	84,002	176,833	-

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2011 and 2010

	AVBVI		AVCA		AVCDI		AVHY1
	2011	2010	2011	2010	2011	2010	2011	2010
Investment activity:
Net investment income (loss)	$4,841	2,654	1,487	6,540	(5,934)	(14,089)	201,410	38,988
Realized gain (loss) on investments	41,063	124,938	(45,636)	(82,744)	2,592,430	(1,416,091)	(212,246)	3,980
Change in unrealized gain (loss) on investments	(60,262)	(66,904)	(33,243)	203,946	(2,634,573)	2,940,474	(163,934)	(15,654)
Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(14,358)	60,688	(77,392)	127,742	(48,077)	1,510,294	(174,770)	27,314

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	13,955	10,969	99,811	109,427	240,861	696,700	326,949	36,582
Transfers between funds	131,425	(131,286)	56,785	(9,253)	(5,005,636)	(1,041,240)	6,352,826	620,238
Surrenders (note 6)	(61,119)	(17,590)	(169,373)	(67,294)	(501,391)	(252,034)	(169,500)	-
Death Benefits (note 4)	(1,737)	(1,869)	(1,492)	(1)	(21,677)	(15,005)	-	-
Net policy repayments (loans) (note 5)	(4,455)	(3,968)	12,046	(60,595)	(19,893)	(84,853)	(12,040)	-
Deductions for surrender charges (note 2d)	-	-	(4,203)	(6,627)	(5,265)	(4,901)	-	-
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(15,689)	(16,369)	(58,415)	(59,069)	(157,960)	(203,048)	(59,034)	(1,817)
Asset charges (note 3):
FPVUL & VEL contracts	(8)	1	(4,006)	(3,860)	(9,531)	(9,417)	(790)	(4)
MSP contracts	-	-	(167)	(152)	(332)	(292)	-	-
SL contracts or LSFP contracts	-	-	(375)	(334)	(1,076)	(1,017)	-	-
Adjustments to maintain reserves	12	69	-	(43)	(20)	439	4	(4)

Net equity transactions	62,384	(160,043)	(69,389)	(97,801)	(5,481,920)	(914,668)	6,438,415	654,995

Net change in contract owners’ equity	48,026	(99,355)	(146,781)	29,941	(5,529,997)	595,626	6,263,645	682,309
Contract owners’ equity beginning of period	657,021	756,376	955,706	925,765	9,398,300	8,802,674	682,309	-

Contract owners’ equity end of period	$705,047	657,021	808,925	955,706	3,868,303	9,398,300	6,945,954	682,309

CHANGES IN UNITS:
Beginning units	48,919	60,501	69,399	77,637	489,353	543,425	64,325	-
Units purchased	11,332	6,882	11,786	11,155	14,467	43,281	613,371	64,501
Units redeemed	(6,092)	(18,464)	(17,399)	(19,393)	(288,110)	(97,353)	(27,970)	(176)

Ending units	54,159	48,919	63,786	69,399	215,710	489,353	649,726	64,325

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2011 and 2010

	AVIE		AVMCCI		ROCMC		ROCSC
	2011	2010	2011	2010	2011	2010	2011	2010
Investment activity:
Net investment income (loss)	$539,239	605,150	285	463	1,156,925	674,698	4,869	(218)
Realized gain (loss) on investments	1,456,983	(2,802,187)	6,706	598	4,063,611	(4,167,787)	67,759	31,737
Change in unrealized gain (loss) on investments	(4,854,583)	5,889,133	(30,564)	13,011	(11,843,706)	14,605,283	(328,998)	19,394
Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(2,858,361)	3,692,096	(23,573)	14,072	(6,623,170)	11,112,194	(256,370)	50,913

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	1,227,418	1,518,061	102,917	517	1,394,522	1,503,512	(32)	21
Transfers between funds	3,677,027	3,324,886	72,565	92,374	8,310,866	(2,801,037)	2,385,217	14,117
Surrenders (note 6)	(5,855,981)	(1,430,280)	-	-	(2,592,594)	(1,351,903)	(88,000)	-
Death Benefits (note 4)	(16,904)	(35,539)	-	-	(42,172)	(90,690)	-	(404)
Net policy repayments (loans) (note 5)	172,376	(215,504)	-	-	139,232	(138,177)	(698)	(9,261)
Deductions for surrender charges (note 2d)	-	-	-	-	-	-	-	-
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(583,789)	(478,033)	(5,515)	(1,612)	(686,202)	(540,504)	(10,974)	(1,955)
Asset charges (note 3):
FPVUL & VEL contracts	(1,575)	(1,201)	(24)	(17)	(2,237)	(1,176)	-	-
MSP contracts	-	-	-	-	-	-	-	-
SL contracts or LSFP contracts	-	-	-	-	-	-	-	-
Adjustments to maintain reserves	363	2,535	10	1	(396)	1,724	(11)	16

Net equity transactions	(1,381,065)	2,684,925	169,953	91,263	6,521,019	(3,418,251)	2,285,502	2,534

Net change in contract owners’ equity	(4,239,426)	6,377,021	146,380	105,335	(102,151)	7,693,943	2,029,132	53,447
Contract owners’ equity beginning of period	39,483,040	33,106,019	105,335	-	47,033,973	39,340,030	329,690	276,243

Contract owners’ equity end of period	$35,243,614	39,483,040	251,715	105,335	46,931,822	47,033,973	2,358,822	329,690

CHANGES IN UNITS:
Beginning units	2,126,295	2,007,609	7,377	-	1,703,587	1,847,860	27,732	27,947
Units purchased	310,352	395,922	12,111	7,501	441,749	130,601	186,172	835
Units redeemed	(397,600)	(277,236)	(605)	(124)	(207,700)	(274,874)	(8,332)	(1,050)

Ending units	2,039,047	2,126,295	18,883	7,377	1,937,636	1,703,587	205,572	27,732

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2011 and 2010

	TRBCG2		TREI2		TRHS2		TRLT1
	2011	2010	2011	2010	2011	2010	2011	2010
Investment activity:
Net investment income (loss)	$(279)	(844)	808,599	984,930	(6,007)	(3,470)	6,924	-
Realized gain (loss) on investments	58,093	644,331	3,355,631	(8,864,178)	749,529	14,364	(2,510)	-
Change in unrealized gain (loss) on investments	(26,550)	(103,159)	(5,936,383)	17,190,432	(596,039)	291,793	(5,156)	-
Reinvested capital gains	-	-	-	-	-	-	3,684	-

Net increase (decrease) in contract owners’ equity resulting from operations	31,264	540,328	(1,772,153)	9,311,184	147,483	302,687	2,942	-

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	(127)	277,618	1,693,788	2,513,055	79,862	5,691	12,243	-
Transfers between funds	(481,876)	(3,300,205)	4,465,631	(17,597,195)	3,354,489	651,711	413,712	-
Surrenders (note 6)	-	(138,307)	(5,979,208)	(3,273,990)	(189,189)	-	(25,800)	-
Death Benefits (note 4)	-	(638)	(24,439)	(102,615)	-	(2,298)	-	-
Net policy repayments (loans) (note 5)	(799)	(26,610)	41,000	(172,691)	71,065	(40,131)	-	-
Deductions for surrender charges (note 2d)	-	(5,379)	-	(4,932)	(815)	-	-	-
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(1,143)	(99,986)	(1,008,263)	(1,253,625)	(66,505)	(17,882)	(8,950)	-
Asset charges (note 3):
FPVUL & VEL contracts	-	(7,102)	(2,732)	(14,952)	(3,292)	(413)	(8)	-
MSP contracts	-	(364)	-	(899)	(192)	-	-	-
SL contracts or LSFP contracts	-	(3,030)	(93)	(1,936)	(558)	(121)	-	-
Adjustments to maintain reserves	4	227	(6,217)	15,711	17	5	(45)	-

Net equity transactions	(483,941)	(3,303,776)	(820,533)	(19,894,069)	3,244,882	596,562	391,152	-

Net change in contract owners’ equity	(452,677)	(2,763,448)	(2,592,686)	(10,582,885)	3,392,365	899,249	394,094	-
Contract owners’ equity beginning of period	452,677	3,216,125	60,681,637	71,264,522	2,464,645	1,565,396	-	-

Contract owners’ equity end of period	$-	452,677	58,088,951	60,681,637	5,857,010	2,464,645	394,094	-

CHANGES IN UNITS:
Beginning units	34,892	284,572	3,664,323	4,921,613	229,465	167,972	-	-
Units purchased	-	23,756	394,468	282,173	297,514	69,087	42,495	-
Units redeemed	(34,892)	(273,436)	(508,778)	(1,539,463)	(32,715)	(7,594)	(3,470)	-

Ending units	-	34,892	3,550,013	3,664,323	494,264	229,465	39,025	-

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2011 and 2010

	TRMCG2		TRNAG1		TRPSB1		VWEM
	2011	2010	2011	2010	2011	2010	2011	2010
Investment activity:
Net investment income (loss)	$(59,550)	(49,191)	(283)	(2,533)	47,563	33,447	177,094	104,101
Realized gain (loss) on investments	3,422,163	(878,331)	3,721,605	1,769,354	83,952	111,884	2,067,853	(1,763,348)
Change in unrealized gain (loss) on investments	(7,304,348)	5,235,037	(6,179,040)	1,239,828	(213,016)	31,772	(7,310,068)	6,164,743
Reinvested capital gains	3,142,076	1,137,324	1,761,338	430,055	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(799,659)	5,444,839	(696,380)	3,436,704	(81,501)	177,103	(5,065,121)	4,505,496

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	400,828	546,017	2,005,372	803,205	130,917	75,384	449,431	492,390
Transfers between funds	6,521,675	(2,839,584)	3,874,384	3,368,266	1,559,176	818,265	82,553	(1,077,529)
Surrenders (note 6)	(2,274,381)	(1,208,114)	(3,087,498)	(337,857)	(106,811)	(1,708)	(1,166,000)	(1,009,934)
Death Benefits (note 4)	(1,913)	(84,081)	(49,128)	(23,094)	(2,229)	-	(44,066)	(87,070)
Net policy repayments (loans) (note 5)	129,610	(72,336)	81,914	(50,185)	(109)	(4,062)	(106,586)	(172,075)
Deductions for surrender charges (note 2d)	-	-	-	-	-	-	(65)	(6,430)
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(316,069)	(273,504)	(427,802)	(334,082)	(34,404)	(26,062)	(538,663)	(576,725)
Asset charges (note 3):
FPVUL & VEL contracts	-	-	(2,208)	(993)	(590)	(349)	(32,214)	(35,308)
MSP contracts	-	-	-	-	-	-	(507)	(568)
SL contracts or LSFP contracts	-	-	-	-	-	-	(3,042)	(3,745)
Adjustments to maintain reserves	(163)	1,170	(77)	988	3	18	(543)	(14,000)

Net equity transactions	4,459,587	(3,930,432)	2,394,957	3,426,248	1,545,953	861,486	(1,359,702)	(2,490,994)

Net change in contract owners’ equity	3,659,928	1,514,407	1,698,577	6,862,952	1,464,452	1,038,589	(6,424,823)	2,014,502
Contract owners’ equity beginning of period	22,335,913	20,821,506	20,362,849	13,499,897	1,492,266	453,677	21,003,781	18,989,279

Contract owners’ equity end of period	$25,995,841	22,335,913	22,061,426	20,362,849	2,956,718	1,492,266	14,578,958	21,003,781

CHANGES IN UNITS:
Beginning units	854,608	1,015,894	1,352,960	1,070,932	131,118	45,275	542,854	624,859
Units purchased	226,810	74,771	394,760	347,642	169,577	88,949	42,979	32,748
Units redeemed	(69,121)	(236,057)	(264,496)	(65,614)	(39,292)	(3,106)	(85,162)	(114,753)

Ending units	1,012,297	854,608	1,483,224	1,352,960	261,403	131,118	500,671	542,854

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2011 and 2010

	VWHA		VVB		VVDV		VVI
	2011	2010	2011	2010	2011	2010	2011	2010
Investment activity:
Net investment income (loss)	$596,319	70,707	59,022	43,979	30,986	39,302	56,151	53,586
Realized gain (loss) on investments	4,862,359	(2,508,620)	156,675	27,507	37,060	(69,409)	544,628	(234,731)
Change in unrealized gain (loss) on investments	(16,096,879)	12,459,821	(162,248)	99,161	(32,736)	167,125	(1,284,447)	735,299
Reinvested capital gains	719,170	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(9,919,031)	10,021,908	53,449	170,647	35,310	137,018	(683,668)	554,154

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	1,772,789	1,034,056	-	61	(3)	133	1	(9)
Transfers between funds	2,866,975	19,911,036	1,509,002	398,764	479,325	(27,963)	350,248	263,299
Surrenders (note 6)	(3,754,943)	(1,591,505)	(113,800)	-	(74,600)	-	(177,100)	-
Death Benefits (note 4)	(206,661)	(35,523)	-	(1,942)	-	(2,181)	-	(5,028)
Net policy repayments (loans) (note 5)	70,375	(420,110)	131,383	(19,968)	82,823	(26,546)	114,400	(77,625)
Deductions for surrender charges (note 2d)	(619)	(2,522)	-	-	-	-	-	-
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(982,086)	(688,701)	(19,899)	(11,501)	(13,597)	(11,278)	(32,248)	(25,970)
Asset charges (note 3):
FPVUL & VEL contracts	(35,396)	(30,409)	-	-	-	-	-	-
MSP contracts	(1,018)	(833)	-	-	-	-	-	-
SL contracts or LSFP contracts	(3,294)	(3,912)	-	-	-	-	-	-
Adjustments to maintain reserves	(766)	(3,700)	1	14	(5)	22	(21)	79

Net equity transactions	(274,644)	18,167,877	1,506,687	365,428	473,943	(67,813)	255,280	154,746

Net change in contract owners’ equity	(10,193,675)	28,189,785	1,560,136	536,075	509,253	69,205	(428,388)	708,900
Contract owners’ equity beginning of period	58,560,591	30,370,806	1,917,304	1,381,229	1,703,660	1,634,455	4,392,178	3,683,278

Contract owners’ equity end of period	$48,366,916	58,560,591	3,477,440	1,917,304	2,212,913	1,703,660	3,963,790	4,392,178

CHANGES IN UNITS:
Beginning units	1,108,821	789,317	181,821	145,114	190,605	199,517	482,506	467,282
Units purchased	121,540	419,592	149,504	43,299	57,993	2,735	46,615	33,434
Units redeemed	(133,160)	(100,088)	(12,659)	(6,592)	(9,863)	(11,647)	(24,462)	(18,210)

Ending units	1,097,201	1,108,821	318,666	181,821	238,735	190,605	504,659	482,506

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2011 and 2010

	VVMCI		VVREI		VVSTC		VVHGB
	2011	2010	2011	2010	2011	2010	2011	2010
Investment activity:
Net investment income (loss)	$75,082	24,474	35,184	(235)	117,868	93,003	290,274	(1,056)
Realized gain (loss) on investments	1,428,704	(90,542)	144,156	680	125,043	36,207	(86,941)	(1,942)
Change in unrealized gain (loss) on investments	(1,484,498)	967,111	33,221	44,555	(210,980)	40,466	234,714	(33,980)
Reinvested capital gains	-	-	27,470	-	35,806	-	83,030	-

Net increase (decrease) in contract owners’ equity resulting from operations	19,288	901,043	240,031	45,000	67,737	169,676	521,077	(36,978)

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	64	369	39	-	2	107	43	-
Transfers between funds	(1,502,043)	5,100,638	(752,605)	2,088,008	1,072,210	39,302	(2,419,858)	8,377,471
Surrenders (note 6)	(281,700)	-	(57,401)	-	(158,500)	-	(220,200)	-
Death Benefits (note 4)	-	(4,539)	-	-	-	(4,857)	-	-
Net policy repayments (loans) (note 5)	201,118	(180,527)	43,716	(36,902)	45,970	(83,874)	177,368	(144,458)
Deductions for surrender charges (note 2d)	-	-	-	-	-	-	-	-
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(60,398)	(23,638)	(13,444)	-	(28,692)	(24,718)	(53,172)	-
Asset charges (note 3):
FPVUL & VEL contracts	-	-	-	-	-	-	-	-
MSP contracts	-	-	-	-	-	-	-	-
SL contracts or LSFP contracts	-	-	-	-	-	-	-	-
Adjustments to maintain reserves	(17)	74	(11)	(98)	(7)	7	(21)	(248)

Net equity transactions	(1,642,976)	4,892,377	(779,706)	2,051,008	930,983	(74,033)	(2,515,840)	8,232,765

Net change in contract owners’ equity	(1,623,688)	5,793,420	(539,675)	2,096,008	998,720	95,643	(1,994,763)	8,195,787
Contract owners’ equity beginning of period	9,016,280	3,222,860	2,096,008	-	3,548,700	3,453,057	8,195,787	-

Contract owners’ equity end of period	$7,392,592	9,016,280	1,556,333	2,096,008	4,547,420	3,548,700	6,201,024	8,195,787

CHANGES IN UNITS:
Beginning units	873,116	390,462	202,142	-	310,148	316,885	823,116	-
Units purchased	20,705	506,259	4,556	202,142	96,949	5,243	19,447	823,116
Units redeemed	(161,547)	(23,605)	(67,997)	-	(16,718)	(11,980)	(262,859)	-

Ending units	732,274	873,116	138,701	202,142	390,379	310,148	579,704	823,116

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2011 and 2010

	WRASP		WRGP		WRRESP		WRSTP
	2011	2010	2011	2010	2011	2010	2011	2010
Investment activity:
Net investment income (loss)	$107,992	73,398	5,171	5,094	14,856	22,443	(4,654)	(2,973)
Realized gain (loss) on investments	346,527	352,254	180,818	36,816	162,557	190,398	93,672	105,218
Change in unrealized gain (loss) on investments	(1,341,774)	320,015	(236,218)	120,236	(88,891)	82,275	(408,785)	(10,642)
Reinvested capital gains	-	-	71,426	-	-	-	78,015	42,929

Net increase (decrease) in contract owners’ equity resulting from operations	(887,255)	745,667	21,197	162,146	88,522	295,116	(241,752)	134,532

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	970,957	724,455	116,465	52,128	173,268	196,213	354,158	110,989
Transfers between funds	4,027,721	3,141,923	627,453	371,272	1,023,395	238,339	1,130,557	269,426
Surrenders (note 6)	(561,494)	(441,214)	(41,571)	(48,437)	(13,225)	(27,764)	(107,028)	(194,244)
Death Benefits (note 4)	(7,147)	(16)	(432)	(4,437)	(5,980)	(1,837)	(6,806)	(17)
Net policy repayments (loans) (note 5)	(247,120)	(142,900)	(183)	8,993	(9,079)	(14,602)	(512)	17,968
Deductions for surrender charges (note 2d)	(13,480)	(3,718)	-	-	-	-	-	-
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(386,213)	(297,425)	(33,565)	(21,633)	(49,056)	(36,718)	(51,935)	(28,235)
Asset charges (note 3):
FPVUL & VEL contracts	(26,642)	(19,305)	(487)	(297)	(1,194)	(531)	(492)	(134)
MSP contracts	(612)	(342)	-	-	-	-	-	-
SL contracts or LSFP contracts	(3,058)	(2,646)	-	-	-	-	-	-
Adjustments to maintain reserves	11	4,440	36	175	(8)	449	(2)	514

Net equity transactions	3,752,923	2,963,252	667,716	357,764	1,118,121	353,549	1,317,940	176,267

Net change in contract owners’ equity	2,865,668	3,708,919	688,913	519,910	1,206,643	648,665	1,076,188	310,799
Contract owners’ equity beginning of period	8,260,745	4,551,826	1,468,739	948,829	1,526,372	877,707	1,352,284	1,041,485

Contract owners’ equity end of period	$11,126,413	8,260,745	2,157,652	1,468,739	2,733,015	1,526,372	2,428,472	1,352,284

CHANGES IN UNITS:
Beginning units	725,061	433,930	104,806	76,067	120,636	89,045	124,666	108,014
Units purchased	430,132	378,358	51,778	34,930	90,993	41,399	133,710	40,053
Units redeemed	(102,415)	(87,227)	(5,616)	(6,191)	(5,986)	(9,808)	(20,649)	(23,401)

Ending units	1,052,778	725,061	150,968	104,806	205,643	120,636	237,727	124,666

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2011 and 2010

	SVDF		SVOF		WFVSCG		NVAGF3
	2011	2010	2011	2010	2011	2010	2011	2010
Investment activity:
Net investment income (loss)	$(4,779)	(2,609)	(4,273)	50,317	(16,642)	(8,728)	14,484	22,047
Realized gain (loss) on investments	192,078	44,430	498,551	(87,189)	553,938	989,167	(35,519)	7,759
Change in unrealized gain (loss) on investments	(159,318)	892,940	(1,409,759)	1,859,409	(1,431,474)	255,038	11,159	(2,684)
Reinvested capital gains	-	-	-	-	-	-	19,764	9,387

Net increase (decrease) in contract owners’ equity resulting from operations	27,981	934,761	(915,481)	1,822,537	(894,178)	1,235,477	9,888	36,509

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	809,784	703,977	25,196	29,202	789,671	487,777	1,632	47,439
Transfers between funds	311,525	795,313	684,870	(933,976)	4,401,382	1,837,532	(402,938)	85,315
Surrenders (note 6)	(82,581)	(3)	(457,906)	(213,427)	(809,636)	(258,095)	-	(26,915)
Death Benefits (note 4)	(3,215)	-	-	(12,144)	(20,884)	-	-	-
Net policy repayments (loans) (note 5)	-	-	-	(6,026)	(75,750)	(37,146)	-	(4,973)
Deductions for surrender charges (note 2d)	-	-	-	(101)	(1,699)	(1,801)	-	(2,007)
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(71,785)	(52,843)	(121,070)	(109,975)	(202,326)	(153,611)	(1,637)	(5,732)
Asset charges (note 3):
FPVUL & VEL contracts	(5,416)	(3,650)	-	23	(6,480)	(6,360)	(185)	(520)
MSP contracts	-	-	-	-	(27)	(116)	-	-
SL contracts or LSFP contracts	-	-	-	(1)	(1,204)	(778)	(26)	(128)
Adjustments to maintain reserves	(291)	53	(46)	88	7	(3,103)	(3)	9

Net equity transactions	958,021	1,442,847	131,044	(1,246,337)	4,073,054	1,864,299	(403,157)	92,488

Net change in contract owners’ equity	986,002	2,377,608	(784,437)	576,200	3,178,876	3,099,776	(393,269)	128,997
Contract owners’ equity beginning of period	4,245,976	1,868,368	8,894,308	8,318,108	6,813,692	3,713,916	393,269	264,272

Contract owners’ equity end of period	$5,231,978	4,245,976	8,109,871	8,894,308	9,992,568	6,813,692	-	393,269

CHANGES IN UNITS:
Beginning units	409,144	243,559	569,959	658,199	628,074	433,325	31,818	23,143
Units purchased	109,982	172,175	55,370	4,531	438,761	241,600	82	12,386
Units redeemed	(16,610)	(6,590)	(73,841)	(92,771)	(99,187)	(46,851)	(31,900)	(3,711)

Ending units	502,516	409,144	551,488	569,959	967,648	628,074	-	31,818

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2011 and 2010

	CSIEF3		GVGU1		GEF		GEF3
	2011	2010	2011	2010	2011	2010	2011	2010
Investment activity:
Net investment income (loss)	$29,894	270	-	22,283	23,600	38,811	99	78
Realized gain (loss) on investments	(46,211)	2,478	-	(879,814)	(546,568)	(206,407)	(227)	(180)
Change in unrealized gain (loss) on investments	(137,438)	138,462	-	759,565	480,203	583,671	(255)	(169)
Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(153,755)	141,210	-	(97,966)	(42,765)	416,075	(383)	(271)

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	13,213	19,136	-	27,362	150,620	333,822	1,010	4,507
Transfers between funds	(817,290)	449,201	-	(2,647,311)	(3,993,072)	(65,366)	(4,174)	(13,331)
Surrenders (note 6)	(27,530)	(15,200)	-	(39,987)	(201,683)	(190,608)	(1)	(20)
Death Benefits (note 4)	-	-	-	(15)	(8,398)	(27,137)	-	-
Net policy repayments (loans) (note 5)	13,877	(3,585)	-	3,736	(15,463)	(5,175)	(28)	-
Deductions for surrender charges (note 2d)	-	-	-	(306)	(330)	(1,319)	-	-
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(40,394)	(42,196)	-	(32,880)	(75,579)	(172,750)	(339)	(1,508)
Asset charges (note 3):
FPVUL & VEL contracts	(1,047)	(1,276)	-	(1,755)	(6,011)	(12,141)	(29)	(54)
MSP contracts	(8)	(10)	-	(99)	(122)	(345)	-	-
SL contracts or LSFP contracts	(12)	(12)	-	(180)	(454)	(961)	-	-
Adjustments to maintain reserves	78	1,032	-	(14)	(85)	175	1	42

Net equity transactions	(859,113)	407,090	-	(2,691,449)	(4,150,577)	(141,805)	(3,560)	(10,364)

Net change in contract owners’ equity	(1,012,868)	548,300	-	(2,789,415)	(4,193,342)	274,270	(3,943)	(10,635)
Contract owners’ equity beginning of period	1,012,868	464,568	-	2,789,415	4,193,342	3,919,072	3,943	14,578

Contract owners’ equity end of period	$-	1,012,868	-	-	-	4,193,342	-	3,943

CHANGES IN UNITS:
Beginning units	89,347	45,958	-	156,967	257,781	267,639	264	1,087
Units purchased	1,879	52,435	-	6,506	12,356	25,612	66	156
Units redeemed	(91,226)	(9,046)	-	(163,473)	(270,137)	(35,470)	(330)	(979)

Ending units	-	89,347	-	-	-	257,781	-	264

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2011 and 2010

	GVGF1		GVGH1		GVGHS		SGRF
	2011	2010	2011	2010	2011	2010	2011	2010
Investment activity:
Net investment income (loss)	$-	7,536	-	6,906	-	8,326	-	-
Realized gain (loss) on investments	-	630,658	-	(25,626)	-	24,927	-	-
Change in unrealized gain (loss) on investments	-	(589,487)	-	61,559	-	11,752	-	-
Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	-	48,707	-	42,839	-	45,005	-	-

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	-	54,089	-	808	-	199,265	-	(3,528)
Transfers between funds	-	(2,212,806)	-	(2,759,275)	-	(2,545,300)	-	1,361
Surrenders (note 6)	-	(43,012)	-	(127,271)	-	(129,776)	-	160
Death Benefits (note 4)	-	(19)	-	(562)	-	(62)	-	-
Net policy repayments (loans) (note 5)	-	(2,181)	-	(19,605)	-	(6,976)	-	(396)
Deductions for surrender charges (note 2d)	-	(815)	-	(629)	-	(4,510)	-	(19)
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	-	(25,728)	-	(24,065)	-	(34,676)	-	2,340
Asset charges (note 3):
FPVUL & VEL contracts	-	(1,222)	-	(932)	-	(2,729)	-	83
MSP contracts	-	-	-	(54)	-	(25)	-	-
SL contracts or LSFP contracts	-	(272)	-	(139)	-	(395)	-	-
Adjustments to maintain reserves	-	14	-	427	-	(80)	-	(1)

Net equity transactions	-	(2,231,952)	-	(2,931,297)	-	(2,525,264)	-	-

Net change in contract owners’ equity	-	(2,183,245)	-	(2,888,458)	-	(2,480,259)	-	-
Contract owners’ equity beginning of period	-	2,183,245	-	2,888,458	-	2,480,259	-	-

Contract owners’ equity end of period	$-	-	-	-	-	-	-	-

CHANGES IN UNITS:
Beginning units	-	158,071	-	210,934	-	222,948	-	-
Units purchased	-	9,344	-	4,723	-	17,650	-	11
Units redeemed	-	(167,415)	-	(215,657)	-	(240,598)	-	(11)

Ending units	-	-	-	-	-	-	-	-

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2011 and 2010

	GGTC		GGTC3		GVUG1		PVVIB
	2011	2010	2011	2010	2011	2010	2011	2010
Investment activity:
Net investment income (loss)	$-	(2,461)	-	-	-	(290)	-	(110)
Realized gain (loss) on investments	-	(9,198)	-	241,631	-	(526,543)	-	34,847
Change in unrealized gain (loss) on investments	-	144,464	-	(196,316)	-	662,486	-	(30,219)
Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	-	132,805	-	45,315	-	135,653	-	4,518

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	-	(1,322)	-	153,297	-	57,492	-	9
Transfers between funds	-	(4,378,401)	-	(2,650,394)	-	(2,787,573)	-	(95,749)
Surrenders (note 6)	-	(28,369)	-	(58,545)	-	(52,137)	-	-
Death Benefits (note 4)	-	(4,518)	-	-	-	(523)	-	(138)
Net policy repayments (loans) (note 5)	-	1,095	-	(20,455)	-	(20,138)	-	(207)
Deductions for surrender charges (note 2d)	-	(204)	-	(2,653)	-	(2,163)	-	-
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	-	(30,256)	-	(44,977)	-	(40,102)	-	(391)
Asset charges (note 3):
FPVUL & VEL contracts	-	(995)	-	(2,906)	-	(2,595)	-	-
MSP contracts	-	(15)	-	(82)	-	(138)	-	-
SL contracts or LSFP contracts	-	(49)	-	(412)	-	(240)	-	-
Adjustments to maintain reserves	-	2,298	-	(1)	-	(124)	-	(134)

Net equity transactions	-	(4,440,736)	-	(2,627,128)	-	(2,848,241)	-	(96,610)

Net change in contract owners’ equity	-	(4,307,931)	-	(2,581,813)	-	(2,712,588)	-	(92,092)
Contract owners’ equity beginning of period	-	4,307,931	-	2,581,813	-	2,712,588	-	92,092

Contract owners’ equity end of period	$-	-	-	-	-	-	-	-

CHANGES IN UNITS:
Beginning units	-	1,315,161	-	200,315	-	191,297	-	6,667
Units purchased	-	77,162	-	8,584	-	9,468	-	-
Units redeemed	-	(1,392,323)	-	(208,899)	-	(200,765)	-	(6,667)

Ending units	-	-	-	-	-	-	-	-

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY

Years Ended December 31, 2011 and 2010

	WSCP		WGIP		SVSHEB		GVUS1
	2011	2010	2011	2010	2011	2010	2011	2010
Investment activity:
Net investment income (loss)	$6,099	2,722	-	-	1,401	4,504	-	1,392
Realized gain (loss) on investments	320,543	33,671	-	-	33,748	66,688	-	43,826
Change in unrealized gain (loss) on investments	(340,650)	215,891	-	-	(20,155)	(56,528)	-	8,542
Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners' equity resulting from operations	(14,008)	252,284	-	-	14,994	14,664	-	53,760

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	44,010	79,178	-	(282,739)	-	25	-	9,668
Transfers between funds	(1,035,905)	63,942	-	(10,890)	(116,683)	(309,658)	-	(1,072,774)
Surrenders (note 6)	(47,762)	(207,977)	-	3,461	(97,321)	-	-	(21,384)
Death Benefits (note 4)	(1,187)	-	-	-	-	(3,293)	-	(151)
Net policy repayments (loans) (note 5)	17,179	14,983	-	-	9	(226)	-	(1,422)
Deductions for surrender charges (note 2d)	(158)	-	-	-	-	-	-	-
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(39,173)	(52,530)	-	2	(1,335)	(7,035)	-	(10,953)
Asset charges (note 3):
FPVUL & VEL contracts	(2,874)	(3,360)	-	2	-	-	-	(629)
MSP contracts	(97)	(106)	-	-	-	-	-	-
SL contracts or LSFP contracts	(509)	(579)	-	-	-	-	-	(51)
Adjustments to maintain reserves	(52,913)	(102,126)	-	290,164	2	14	-	24

Net equity transactions	(1,119,389)	(208,575)	-	-	(215,328)	(320,173)	-	(1,097,672)

Net change in contract owners' equity	(1,133,397)	43,709	-	-	(200,334)	(305,509)	-	(1,043,912)
Contract owners' equity beginning of period	1,133,397	1,089,688	-	-	200,334	505,843	-	1,043,912

Contract owners' equity end of period	$-	1,133,397	-	-	-	200,334	-	-

CHANGES IN UNITS:
Beginning units	91,046	100,191	-	-	24,343	68,810	-	86,944
Units purchased	10,432	12,817	-	36	-	5	-	12,778
Units redeemed	(101,478)	(21,962)	-	(36)	(24,343)	(44,472)	-	(99,722)

Ending units	-	91,046	-	-	-	24,343	-	-

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY

Years Ended December 31, 2011 and 2010

	FALF		FVMOS		AMRS		WVCP
	2011	2010	2011	2010	2011	2010	2011	2010
Investment activity:
Net investment income (loss)	$-	3,510	-	26,523	-	-	-	-
Realized gain (loss) on investments	-	(68,794)	-	(33,427)	-	-	-	-
Change in unrealized gain (loss) on investments	-	72,384	-	14,290	-	-	-	-
Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners' equity resulting from operations	-	7,100	-	7,386	-	-	-	-

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	-	747	-	4,275	-	18	-	(4,256)
Transfers between funds	-	(181,829)	-	(723,580)	-	97	-	46
Surrenders (note 6)	-	(11,627)	-	(12,063)	-	-	-	-
Death Benefits (note 4)	-	-	-	-	-	-	-	-
Net policy repayments (loans) (note 5)	-	1,828	-	(4,498)	-	-	-	-
Deductions for surrender charges (note 2d)	-	(92)	-	-	-	-	-	-
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	-	(1,627)	-	(5,665)	-	(117)	-	63
Asset charges (note 3):
FPVUL & VEL contracts	-	(151)	-	(484)	-	2	-	6
MSP contracts	-	-	-	(23)	-	-	-	-
SL contracts or LSFP contracts	-	(16)	-	(2)	-	-	-	-
Adjustments to maintain reserves	-	-	-	4	-	-	-	3,938

Net equity transactions	-	(192,767)	-	(742,036)	-	-	-	(203)

Net change in contract owners' equity	-	(185,667)	-	(734,650)	-	-	-	(203)
Contract owners' equity beginning of period	-	185,667	-	734,650	-	-	-	203

Contract owners' equity end of period	$-	-	-	-	-	-	-	-

CHANGES IN UNITS:
Beginning units	-	15,949	-	71,443	-	-	-	20
Units purchased	-	64	-	415	-	11	-	6
Units redeemed	-	(16,013)	-	(71,858)	-	(11)	-	(26)

Ending units	-	-	-	-	-	-	-	-

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY

Years Ended December 31, 2011 and 2010

	TGF		WIEP
	2011	2010	2011	2010
Investment activity:
Net investment income (loss)	$-	-	-	-
Realized gain (loss) on investments	-	-	-	-
Change in unrealized gain (loss) on investments	-	-	-	-
Reinvested capital gains	-	-	-	-

Net increase (decrease) in contract owners' equity resulting from operations	-	-	-	-

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	-	(9)	-	176
Transfers between funds	-	9	-	(984)
Surrenders (note 6)	-	-	-	185
Death Benefits (note 4)	-	-	-	-
Net policy repayments (loans) (note 5)	-	-	-	(161)
Deductions for surrender charges (note 2d)	-	-	-	-
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	-	-	-	765
Asset charges (note 3):
FPVUL & VEL contracts	-	-	-	19
MSP contracts	-	-	-	-
SL contracts or LSFP contracts	-	-	-	-
Adjustments to maintain reserves	-	-	-	(1,240)

Net equity transactions	-	-	-	(1,240)

Net change in contract owners' equity	-	-	-	(1,240)
Contract owners' equity beginning of period	-	-	-	1,240

Contract owners' equity end of period	$-	-	-	-

CHANGES IN UNITS:
Beginning units	-	-	-	93
Units purchased	-	-	-	-
Units redeemed	-	-	-	(93)

Ending units	-	-	-	-

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-4

NOTES TO FINANCIAL STATEMENTS December 31, 2011

(1) Background and Summary of Significant Accounting Policies

(a) Organization and Nature of Operations

The Nationwide VLI Separate Account-4 (the Account) was established pursuant to a resolution of the Board of Directors of Nationwide Life Insurance Company (the Company) on December 3, 1997. The Account is registered as a unit investment trust under the Investment Company Act of 1940. The Company offers Flexible Premium, Modified Single Premium, Variable Executive Life and Survivorship Life Variable Life Insurance Policies through the Account. The primary distribution for contracts is through wholesalers and brokers.

(b) The Contracts

Only contracts with a front-end sales charge and certain other fees are offered for purchase. See note 2 for a discussion of policy charges and note 3 for asset charges.

With certain exceptions, contract owners may invest in the following:

AMERICAN FUNDS GROUP (THE)

Asset Allocation Fund - Class 2 (AMVAA2)

Bond Fund - Class 2 (AMVBD2)

Global Small Capitalization Fund - Class 2 (AMVGS2)

Growth Fund - Class 2 (AMVGR2)

International Fund - Class 2 (AMVI2)

BLACKROCK FUNDS

Large Cap Core V.I. Fund - Class II (MLVLC2)

Variable Series Funds, Inc. - Global Allocation V.I. Fund - Class II (MLVGA2)

CALVERT FUNDS

Variable Series, Inc. - Social Equity Portfolio (CVSSE)

DAVIS FUNDS

Variable Account Fund, Inc. - Value Portfolio (DAVVL)

DELAWARE GROUP FUNDS

Small Cap Value Series - Service Class (DWVSVS)

DREYFUS CORPORATION FUNDS

Stock Index Fund, Inc. - Initial Shares (DSIF)

Stock Index Fund, Inc. - Service Shares (DSIFS)*

The Dreyfus Socially Responsible Growth Fund, Inc. - Initial Shares (DSRG)

EATON VANCE FUNDS

Floating-Rate Income Fund (ETVFR)*

FIDELITY INVESTMENTS

VIP Fund - VIP Freedom Fund 2015 Portfolio - Service Class 2 (FF15S2)*

J.P. MORGAN INVESTMENT MANAGEMENT INC.

Insurance Trust - Insurance Trust Diversified Mid Cap Growth Portfolio 1 (OGGO)

Insurance Trust - Insurance Trust Mid Cap Value Portfolio 1 (JPMMV1)

JPMorgan Insurance Trust Core Bond Portfolio 1 (OGBDP)*

JPMorgan Insurance Trust Equity Index Portfolio 1 (OGEI)*

JPMorgan Insurance Trust Intrepid Growth Portfolio - Class 1 (OGLG)*

JPMorgan Insurance Trust Intrepid Mid Cap Portfolio 1 (OGDMP)*

JPMorgan Insurance Trust U.S. Equity Portfolio 1 (OGDEP)*

JANUS FUNDS

Janus Aspen Series - Balanced Portfolio - Service Shares (JABS)

Janus Aspen Series - Forty Portfolio - Service Shares (JACAS)

Janus Aspen Series - Global Technology Portfolio - Service II Shares (JAGTS2)

Janus Aspen Series - Global Technology Portfolio - Service Shares (JAGTS)

Janus Aspen Series - Overseas Portfolio - Service II Shares (JAIGS2)

Janus Aspen Series - Overseas Portfolio - Service Shares (JAIGS)

Janus Aspen Series - Perkins Mid Cap Value Portfolio - Service Shares (JAMVS)

LAZARD FUNDS

Retirement Emerging Markets Equity Portfolio - Service Shares (LZREMS)

LORD ABBETT FUNDS

Series Fund - Mid Cap Value Portfolio - Class VC (LOVMCV)

MASSACHUSETTS FINANCIAL SERVICES CO.

Investors Growth Stock Series - Initial Class (MIGIC)

Research International Series - Service Class (MVRISC)

Value Series - Initial Class (MVFIC)

Value Series - Service Class (MVFSC)

Variable Insurance Trust II - International Value Portfolio - Service Class (MVIVSC)

M FUNDS

M Business Opportunity Value Fund (MFBOV)*

M Capital Appreciation Fund (MFFCA)*

M International Equity Fund (MFBIE)*

M Large Cap Growth Fund (MFTCG)*

MORGAN STANLEY

Core Plus Fixed Income Portfolio - Class I (MSVFI)

Emerging Markets Debt Portfolio - Class I (MSEM)

Emerging Markets Debt Portfolio - Class II (MSEMB)*

Global Real Estate Portfolio - Class II (VKVGR2)

Mid Cap Growth Portfolio - Class II (MSVMG2)*

Mid Cap Growth Portfolio - Class I (MSVMG)

The Universal Institutional Funds, Inc. - Capital Growth Portfolio - Class I (MSVEG)

U.S. Real Estate Portfolio - Class I (MSVRE)

NATIONWIDE FUNDS GROUP

American Century NVIT Multi Cap Value Fund - Class I (NVAMV1)

American Funds NVIT Asset Allocation Fund - Class II (GVAAA2)

American Funds NVIT Bond Fund - Class II (GVABD2)

American Funds NVIT Global Growth Fund - Class II (GVAGG2)

American Funds NVIT Growth Fund - Class II (GVAGR2)

American Funds NVIT Growth-Income Fund - Class II (GVAGI2)

Federated NVIT High Income Bond Fund - Class I (HIBF)

Federated NVIT High Income Bond Fund - Class III (HIBF3)

NVIT Emerging Markets Fund - Class I (GEM)

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4

NOTES TO FINANCIAL STATEMENTS December 31, 2011

NVIT Emerging Markets Fund - Class III (GEM3)

NVIT International Equity Fund - Class I (GIG)

NVIT International Equity Fund - Class III (GIG3)

Gartmore NVIT International Equity Fund - Class VI (NVIE6)

Neuberger Berman NVIT Multi Cap Opportunities Fund - Class I (NVNMO1)

Neuberger Berman NVIT Socially Responsible Fund - Class I (NVNSR1)

Neuberger Berman NVIT Socially Responsible Fund - Class II (NVNSR2)*

NVIT Cardinal Aggressive Fund - Class I (NVCRA1)

NVIT Cardinal Balanced Fund - Class I (NVCRB1)

NVIT Cardinal Capital Appreciation Fund - Class I (NVCCA1)

NVIT Cardinal Conservative Fund - Class I (NVCCN1)

NVIT Cardinal Moderate Fund - Class I (NVCMD1)

NVIT Cardinal Moderately Aggressive Fund - Class I (NVCMA1)

NVIT Cardinal Moderately Conservative Fund - Class I (NVCMC1)

NVIT Core Bond Fund - Class I (NVCBD1)

NVIT Core Plus Bond Fund - Class I (NVLCP1)

NVIT Fund - Class I (TRF)

NVIT Government Bond Fund - Class I (GBF)

American Century NVIT Growth Fund - Class I (CAF)

NVIT International Index Fund - Class II (GVIX2)

NVIT International Index Fund - Class VI (GVIX6)

NVIT Investor Destinations Aggressive Fund - Class II (GVIDA)

NVIT Investor Destinations Balanced Fund - Class II (NVDBL2)

NVIT Investor Destinations Capital Appreciation Fund - Class II (NVDCA2)

NVIT Investor Destinations Conservative Fund - Class II (GVIDC)

NVIT Investor Destinations Moderate Fund - Class II (GVIDM)

NVIT Investor Destinations Moderately Aggressive Fund - Class II (GVDMA)

NVIT Investor Destinations Moderately Conservative Fund - Class II (GVDMC)

NVIT Mid Cap Index Fund - Class I (MCIF)

NVIT Mid Cap Index Fund - Class II (MCIF2)*

NVIT Money Market Fund - Class I (SAM)

NVIT Money Market Fund - Class V (SAM5)

NVIT Multi-Manager International Growth Fund - Class III (NVMIG3)

NVIT Multi-Manager International Value Fund - Class I (GVDIVI)

NVIT Multi-Manager International Value Fund - Class III (GVDIV3)

NVIT Multi-Manager Large Cap Growth Fund - Class I (NVMLG1)

NVIT Multi-Manager Large Cap Value Fund - Class I (NVMLV1)

NVIT Multi-Manager Mid Cap Growth Fund - Class I (NVMMG1)

NVIT Multi-Manager Mid Cap Value Fund - Class I (NVMMV1)

NVIT Multi-Manager Mid Cap Value Fund - Class II (NVMMV2)

NVIT Multi-Manager Small Cap Growth Fund - Class I (SCGF)

NVIT Multi-Manager Small Cap Value Fund - Class I (SCVF)

NVIT Multi-Manager Small Company Fund - Class I (SCF)

NVIT Multi-Sector Bond Fund - Class I (MSBF)

NVIT Short Term Bond Fund - Class I (NVSTB1)

NVIT Short Term Bond Fund - Class II (NVSTB2)

NVIT Large Cap Growth Fund - Class I (NVOLG1)

Templeton NVIT International Value Fund - Class III (NVTIV3)

Van Kampen NVIT Comstock Value Fund - Class I (EIF)

NVIT Real Estate Fund - Class I (NVRE1)

PORTFOLIOS OF THE ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND, INC.

VPS Growth and Income Portfolio - Class A (ALVGIA)

VPS Growth and Income Portfolio - Class B (ALVGIB)*

VPS International Value Portfolio - Class A (ALVIVA)

VPS International Value Portfolio - Class B (ALVIVB)*

VPS Small/Mid Cap Value Portfolio - Class A (ALVSVA)

VPS Small/Mid Cap Value Portfolio - Class B (ALVSVB)*

PORTFOLIOS OF THE AMERICAN CENTURY VARIABLE PORTFOLIOS, INC.

VP Income & Growth Fund - Class I (ACVIG)

VP Inflation Protection Fund - Class II (ACVIP2)

VP International Fund - Class I (ACVI)

VP International Fund - Class III (ACVI3)

VP Mid Cap Value Fund - Class I (ACVMV1)

VP Mid Cap Value Fund - Class II (ACVMV2)*

VP Ultra(R) Fund - Class I (ACVU1)

VP Value Fund - Class I (ACVV)

VP Value Fund - Class II (ACVV2)*

VP Vista(SM) Fund - Class I (ACVVS1)

VP Vista(SM) Fund - Class II (ACVVS2)*

PORTFOLIOS OF THE DREYFUS INVESTMENT PORTFOLIOS

MidCap Stock Portfolio - Initial Shares (DVMCS)

Small Cap Stock Index Portfolio - Service Shares (DVSCS)

PORTFOLIOS OF THE DREYFUS VARIABLE INVESTMENT FUND

Appreciation Portfolio - Initial Shares (DCAP)

Appreciation Portfolio - Service Shares (DCAPS)*

Opportunistic Small Cap Portfolio: Initial Shares (DSC)

International Value Portfolio - Initial Shares (DVIV)

PORTFOLIOS OF THE DWS INVESTMENTS VARIABLE INSURANCE TRUST

Small Cap Index VIP - Class A (BISCI)*

Variable Series II - Dreman Small Mid Cap Value VIP - Class B (SVSSVB)

Variable Series II - Large Cap Value VIP - Class B (SVSLVB)

PORTFOLIOS OF THE FEDERATED INSURANCE SERIES

Capital Appreciation Fund II - Primary Shares (FVCA2P)

Quality Bond Fund II - Primary Shares (FQB)

Quality Bond Fund II - Service Shares (FQBS)*

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4

NOTES TO FINANCIAL STATEMENTS December 31, 2011

PORTFOLIOS OF THE FIDELITY(R) VARIABLE INSURANCE PRODUCTS

VIP Fund - Contrafund Portfolio - Service Class (FCS)

VIP Fund - Energy Portfolio - Service Class 2 (FNRS2)

VIP Fund - Equity-Income Portfolio - Service Class (FEIS)

VIP Fund - Equity-Income Portfolio - Service Class 2 (FEI2)*

VIP Fund - Freedom Fund 2010 Portfolio - Service Class (FF10S)

VIP Fund - Freedom Fund 2020 Portfolio - Service Class (FF20S)

VIP Fund - Freedom Fund 2020 Portfolio - Service Class 2 (FF20S2)*

VIP Fund - Freedom Fund 2030 Portfolio - Service Class (FF30S)

VIP Fund - Freedom Fund 2030 Portfolio - Service Class 2 (FF30S2)*

VIP Fund - Freedom Income Fund Portfolio - Service Class (FFINS)

VIP Fund - Growth & Income Portfolio - Service Class (FGIS)*

VIP Fund - Growth Opportunities Portfolio - Service Class (FGOS)

VIP Fund - Growth Portfolio - Service Class (FGS)

VIP Fund - Growth Portfolio - Service Class 2 (FG2)*

VIP Fund - High Income Portfolio - Service Class (FHIS)

VIP Fund - High Income Portfolio - Service Class R (FHISR)

VIP Fund - Index 500 Portfolio - Initial Class (FIP)

VIP Fund - Investment Grade Bond Portfolio - Service Class (FIGBS)

VIP Fund - Investment Grade Bond Portfolio - Service Class 2 (FIGBP2)*

VIP Fund - Mid Cap Portfolio - Service Class (FMCS)

VIP Fund - Mid Cap Portfolio - Service Class 2 (FMC2)*

VIP Fund - Overseas Portfolio - Service Class (FOS)

VIP Fund - Overseas Portfolio - Service Class R (FOSR)

VIP Fund - Value Strategies Portfolio - Service Class (FVSS)

VIP Fund - VIP Freedom Fund 2005 Portfolio - Service Class (FF05S)*

VIP Fund - VIP Freedom Fund 2015 Portfolio - Service Class (FF15S)

VIP Fund - VIP Freedom Fund 2025 Portfolio - Service Class (FF25S)

VIP Fund - VIP Freedom Fund 2025 Portfolio - Service Class 2 (FF25S2)*

VIP Fund - VIP Freedom Fund 2040 Portfolio - Service Class (FF40S)

VIP Fund - VIP Freedom Fund 2040 Portfolio - Service Class 2 (FF40S2)*

PORTFOLIOS OF THE FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

Franklin Income Securities Fund - Class 2 (FTVIS2)

Franklin Rising Dividends Securities Fund - Class 1 (FTVRDI)

Franklin Small Cap Value Securities Fund - Class 1 (FTVSVI)

Franklin Small Cap Value Securities Fund - Class 2 (FTVSV2)

Mutual Discovery Global Securities Fund - Class 2 (FTVMD2)

Templeton Developing Markets Securities Fund - Class 3 (FTVDM3)

Templeton Foreign Securities Fund - Class 1 (TIF)

Templeton Foreign Securities Fund - Class 2 (TIF2)

Templeton Foreign Securities Fund - Class 3 (TIF3)

Templeton Global Bond Securities Fund - Class 2 (FTVGI2)

Templeton Global Bond Securities Fund - Class 3 (FTVGI3)

VIP Founding Funds Allocation Fund - Class 2 (FTVFA2)

PORTFOLIOS OF THE GOLDMAN SACHS VARIABLE INSURANCE TRUST

Goldman Sachs VIT - Goldman Sachs Mid Cap Value Fund - Institutional Shares (GVMCE)

VIT - Goldman Sachs VIT Growth Opportunities Fund - Service Shares (GVGOPS)

PORTFOLIOS OF THE LEGG MASON PARTNERS VARIABLE EQUITY TRUST

ClearBridge Variable Small Cap Growth Portfolio - Class I (SBVSG)

PORTFOLIOS OF THE LINCOLN VARIABLE INSURANCE PRODUCTS TRUST

Lincoln VIP Trust - Baron Growth Opportunities Funds - Service Class (BNCAI)

PORTFOLIOS OF THE NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST

Advisers Management Trust - Short Duration Bond Portfolio - I Class Shares (AMTB)

Guardian Portfolio - I Class Shares (AMGP)

International Portfolio - S Class Shares (AMINS)*

Mid-Cap Growth Portfolio - I Class Shares (AMCG)

Partners Portfolio - I Class Shares (AMTP)

Regency Portfolio - I Class Shares (AMRI)

Regency Portfolio - S Class Shares (AMRS)*

Small-Cap Growth Portfolio - S Class Shares (AMFAS)

Socially Responsive Portfolio - I Class Shares (AMSRS)

PORTFOLIOS OF THE OPPENHEIMER VARIABLE ACCOUNT FUNDS

Capital Appreciation Fund/VA - Service Class (OVCAFS)*

Capital Appreciation Fund/VA - Non-Service Shares (OVGR)

Global Securities Fund/VA - Class 3 (OVGS3)

Global Securities Fund/VA - Non-Service Shares (OVGS)

Global Securities Fund/VA - Service Class (OVGSS)*

High Income Fund/VA - Class 3 (OVHI3)

High Income Fund/VA - Non-Service Shares (OVHI)

Main Street Fund(R)/VA - Non-Service Shares (OVGI)

Main Street Small- & Mid-Cap Fund(R)/VA - Non-Service Shares (OVSC)

Mid-Cap Growth Fund/VA - Non-Service Shares (OVAG)

Global Strategic Income Fund/VA: Non-service Shares (OVSB)

PORTFOLIOS OF THE PIMCO VARIABLE INSURANCE TRUST

All Asset Portfolio - Administrative Class (PMVAAA)

Foreign Bond Portfolio (Unhedged) - Administrative Class (PMVFBA)

Long-Term U.S. Government Portfolio - Administrative Class (PMVLGA)

Low Duration Portfolio - Administrative Class (PMVLDA)

Real Return Portfolio - Administrative Class (PMVRRA)

Total Return Portfolio - Administrative Class (PMVTRA)

PORTFOLIOS OF THE PIONEER VARIABLE CONTRACTS TRUST

Variable Contracts Trust - Emerging Markets VCT Portfolio - Class I Shares (PIVEMI)

Variable Contracts Trust - High Yield VCT Portfolio - Class I Shares (PIHYB1)

Variable Contracts Trust - High Yield VCT Portfolio - Class II Shares (PIHYB2)*

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4

NOTES TO FINANCIAL STATEMENTS December 31, 2011

PORTFOLIOS OF THE PUTNAM VARIABLE TRUST

Putnam VT Growth and Income Fund - IB Shares (PVGIB)

Putnam VT International Equity Fund - IB Shares (PVTIGB)

Putnam VT Small Cap Value Fund - IB Shares (PVTSCB)

Putnam VT Voyager Fund - IB Shares (PVTVB)

PORTFOLIOS OF THE VAN KAMPEN LIFE INVESTMENT TRUST

Capital Growth Portfolio - Class II (ACEG2)*

Growth and Income Portfolio - Class I (ACGI)

Life Investment Trust - Growth and Income Portfolio - Class II (VKLGI2)*

U.S. Mid Cap Value Portfolio - Class I (MSVMV)*

V.I. Basic Value Fund - Series I (AVBVI)

V.I. Capital Appreciation Fund - Series I (AVCA)

V.I. Capital Development Fund - Series I (AVCDI)

V.I. High Yield Fund - Series I (AVHY1)

V.I. International Growth Fund - Series I (AVIE)

V.I. Mid Cap Core Equity Fund - Series I (AVMCCI)

ROYCE CAPITAL FUNDS

Micro-Cap Portfolio - Investment Class (ROCMC)

Small-Cap Portfolio - Investment Class (ROCSC)

T. ROWE PRICE

Blue Chip Growth Portfolio - II (TRBCG2)*

Equity Income Portfolio - II (TREI2)

Health Sciences Portfolio - II (TRHS2)

Limited-Term Bond Portfolio (TRLT1)

Limited-Term Bond Portfolio - II (TRLT2)*

Mid-Cap Growth Portfolio - II (TRMCG2)

New America Growth Portfolio (TRNAG1)

Personal Strategy Balanced Portfolio (TRPSB1)

VAN ECK ASSOCIATES CORPORATION

VIP Trust - Emerging Markets Fund: Initial Class (VWEM)

VIP Trust - Global Hard Assets Fund: Initial Class (VWHA)

VANGUARD GROUP OF INVESTMENT COMPANIES

Vanguard(R) Variable Insurance Funds - Balanced Portfolio (VVB)

Vanguard(R) Variable Insurance Funds - Diversified Value Portfolio (VVDV)

Vanguard(R) Variable Insurance Funds - International Portfolio (VVI)

Vanguard(R) Variable Insurance Funds - Mid-Cap Index Portfolio (VVMCI)

Vanguard(R) Variable Insurance Funds - REIT Index Portfolio (VVREI)

Vanguard(R) Variable Insurance Funds - Short-Term Investment-Grade Portfolio (VVSTC)

Vanguard(R) Variable Insurance Funds - Total Bond Market Index Portfolio (VVHGB)

WADDELL & REED, INC.

Ivy Fund Variable Insurance Portfolios, Inc. - Asset Strategy (WRASP)

Ivy Fund Variable Insurance Portfolios, Inc. - Growth (WRGP)

Ivy Fund Variable Insurance Portfolios, Inc. - Real Estate Securities (WRRESP)

Ivy Fund Variable Insurance Portfolios, Inc. - Science and Technology (WRSTP)

WELLS FARGO FUNDS

Advantage Funds Variable Trust - VT Discovery Fund (SVDF)

Advantage VT Opportunity Fund - Class 2 (SVOF)

Advantage VT Small Cap Growth Fund - Class 2 (WFVSCG)

*At December 31, 2011, contract owners were not invested in this fund.

The contract owners’ equity is affected by the investment results of each fund, equity transactions by contract owners and certain policy and asset charges (see notes 2 and 3). The accompanying financial statements include only contract owners’ purchase payments pertaining to the variable portions of their contracts and exclude any purchase payments for fixed dollar benefits, the latter being included in the accounts of the Company.

A contract owner may choose from among a number of different underlying mutual fund options. The underlying mutual fund options are not available to the general public directly. The underlying mutual funds are available as investment options in variable life insurance policies or variable annuity contracts issued by life insurance companies or, in some cases, through participation in certain qualified pension or retirement plans.

Some of the underlying mutual funds have been established by investment advisers which manage publicly traded mutual funds having similar names and investment objectives. While some of the underlying mutual funds may be similar to, and may in fact be modeled after, publicly traded mutual funds, the underlying mutual funds are not otherwise directly related to any publicly traded mutual fund. Consequently, the investment performance of publicly traded mutual funds and any corresponding underlying mutual funds may differ substantially.

A purchase payment could be presented as a negative equity transaction in the Statements of Changes in Contract Owners’ Equity if a prior period purchase payment is refunded to a contract owner due to a contract cancellation during the free look period, and/or if a gain is realized by the contract owner during the free look period.

The Company allocates purchase payments to sub-accounts and/or the fixed account as instructed by the contract owner. Shares of the sub-accounts are purchased at Net Asset Value, then converted into accumulation units. Certain transactions may be subject to conditions imposed by the underlying mutual funds, as well as those set forth in the contract.

(c) Security Valuation, Transactions and Related Investment Income

Investments in underlying mutual funds are valued at the closing net asset value per share at December 31, 2011 of such funds. The cost of investments sold is determined on a first in - first out basis. Investment transactions are accounted for on the trade date (date the order to buy or sell is executed), and dividends and capital gain distributions are accrued as of the ex-dividend date and are reinvested in the underlying mutual funds.

(d) Federal Income Taxes

Operations of the Account form a part of, and are taxed with, operations of the Company, which is taxed as a life insurance company under the provisions of the Internal Revenue Code. The Company does not provide for income taxes within the Account. Taxes are generally the responsibility of the contract owner upon termination or withdrawal.

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4

NOTES TO FINANCIAL STATEMENTS December 31, 2011

(e) Use of Estimates in the Preparation of Financial Statements

The preparation of financial statements in conformity with U.S. generally accepted accounting principles may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities, if any, at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

(f) Recently Issued Accounting Standards

FASB ASC 820 was effective for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years, with early adoption permitted. The Account adopted FASB ASC 820 effective January 1, 2008. The adoption of FASB ASC 820 did not have a material impact on the Account’s financial position or results of operations.

In September 2009 the FASB issued ASU 2009-12, which amends FASB ASC 820, Fair Value Measurements and Disclosures. This guidance applies to reporting entities that hold an investment that is required or permitted to be measured or disclosed at fair value on a recurring or nonrecurring basis if the investment does not have a readily determinable fair value and the investee has attributes of an investment company. For these investments, this update allows, as a practical expedient, the use of net asset value (NAV) as the basis to estimate fair value as long as it is not probable, as of the measurement date that the investment will be sold and NAV is not the value that will be used in the sale. The NAVs must be calculated consistent with the American Institute of Certified Public Accountants Audit and Accounting Guide, Investment Companies, which generally requires these investments to be measured at fair value. Additionally, the guidance provided updated disclosures for investments within its scope and noted that if the investor can redeem the investment with the investee on the measurement date at NAV, the investment should likely be classified as Level 2 in the fair value hierarchy. Investments that cannot be redeemed with the investee at NAV would generally be classified as Level 3 in the fair value hierarchy. If the investment is not redeemable with the investee on the measurement date, but will be at a future date, the length of time until the investment is redeemable should be considered in determining classification as Level 2 or 3. This guidance is effective for interim and annual periods ending after December 15, 2009 with early adoption permitted. The Account adopted this guidance effective the period ending December 31, 2009. The adoption of this guidance did not have a material impact on the financial statements of the Account.

In January 2010, the FASB issued ASU 2010-06, which amends FASB ASC 820, Fair Value Measurement and Disclosures. This guidance requires new disclosures and provides amendments to clarify existing disclosures. The new requirements include disclosing transfers in and out of Levels 1 and 2 fair value measurements, the reasons for the transfers, and further disaggregating activity in level 3 fair value measurements. The clarification of existing disclosure guidance includes further disaggregation of fair value measurement disclosures for each class of assets and liabilities and providing disclosures about the valuation techniques and inputs used to measure fair value for both recurring and nonrecurring fair value measurements. This guidance is effective for interim and annual reporting periods beginning after December 15, 2009, except for the new disclosures regarding the activity in Level 3 measurements, which shall be effective for fiscal years beginning after December 15, 2010, and for interim periods within those fiscal years. The Account adopted this guidance effective January 1, 2010, except for the new disclosure regarding the activity in Level 3 measurements, which the Account adopted for the fiscal period beginning January 1, 2011.

In May 2011, the FASB issued ASU 2011-04, which amends existing guidance in Accounting Standards Codification (ASC) 820, Fair Value Measurements and Disclosures. The guidance in this ASU clarifies existing fair value measurement guidance and expands disclosures primarily related to Level 3 fair value measurements. The ASU will require reporting entities to disclose quantitative information about the unobservable inputs used in the fair value measurements categorized within Level 3 of the fair value hierarchy. In addition, ASU 2011-04 will require reporting entities to make disclosures about amounts and reasons for all transfers in and out of Level 1 and Level 2 fair value measurements. The new and revised disclosures are effective for interim and annual reporting periods beginning after December 15, 2011. The Account will adopt this guidance prospectively for the annual period beginning January 1, 2012. The adoption of this guidance will result in increased disclosures and will have an immaterial impact on the Account’s financial statements.

(g) Subsequent Events

The Company evaluated subsequent events through the date the financial statements were issued with the SEC.

(2) Policy Charges

(a) Deductions from Premium

For individual flexible premium and survivorship contracts, the Company deducts a minimum of 4.0% to a maximum of 8.5% of all premiums received to cover premium tax and sales expense. The Company may, at its sole discretion, reduce the sales loading portion of the premium load.

There are no deductions from premium on modified single premium contracts.

For the Corporate Series, the Company deducts a front-end sales load from each premium payment received to compensate us for our sales expenses and premium taxes, and certain actual expenses, including acquisition costs. The Company may reduce this charge where the size or nature of the group results in savings in sales, underwriting, or administrative costs. Variations due to differences in costs are determined in a manner not unfairly discriminatory to policy owners.

For Future Corporate Flexible Premium Variable Universal Life this charge is guaranteed not to exceed 12% from each premium payment received.

For Future Executive Flexible Premium Variable Universal Life this charge is guaranteed not to exceed 12% (5.5% starting in the sixth policy year) from each premium payment received.

For Next Generation and Nationwide MarathonSM Corporate Owned Flexible Premium Variable Universal Life this charge is guaranteed not to exceed 10% from each premium payment received.

For the periods ended December 31, 2011 and 2010, total front-end sales charge deductions were $12,258,497 and $11,717,798, respectively and were recognized as a reduction of purchase payments on the Statement of Changes in Contract Owners’ Equity.

(b) Cost of Insurance

A cost of insurance charge is assessed monthly against each contract by liquidating units. The amount of the charge varies widely and is based upon age, sex, rate class and net amount at risk (death benefit less total contract value).

(c) Administrative Charges

For The Best of America® Next Generation, ChoiceLifeSM and all flexible premium survivorship contracts, the Company currently deducts a minimum monthly administration charge (for ProtectionSM flexible premium contracts this is known as the “monthly expense charge”) of $5 per policy month to a maximum of $10 per policy month to recover policy maintenance, accounting, record keeping and other administrative expenses. These charges are assessed monthly against each contract by liquidating units. For The Best of America® Last Survivorship II and The Best of America® ChoiceLife Survivorship Life contracts, there is an additional administrative (per Specified Amount) charge assessed to reimburse us for sales, underwriting, distribution and issuance costs. This charge is deducted from the policy’s Cash Value. During the first ten years from the Policy Date, the current monthly charge is $0.04 per $1,000 of Specified Amount, subject to a minimum charge of $20 and a maximum charge of $80 per month. These rates represent the maximum guaranteed charge for all years. After the tenth year from the Policy Date, the current monthly charge is $0.02 per $1,000 of Specified Amount with a $10 minimum and $40 maximum charge.

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4

NOTES TO FINANCIAL STATEMENTS December 31, 2011

For The Best of America® ChoiceLifeSM Survivorship II, Next GenerationSM Survivorship Life, The Best of America® Protection Survivorship Life and The Best of America® ChoiceLifeSM Protection contracts, the Company deducts a per $1,000 of Specified Amount charge for the first 3 policy years. This charge varies with the age of the insured and will not exceed $0.40 per $1,000 of Specified Amount. These charges are assessed monthly against each contract by liquidating units.

For modified single preimum contracts, for all states other than New York, the Company currently deducts a minimum monthly administration charge of $10 per policy per month. The actual charge is determined by multiplying 0.30% on an annualized basis by the policy’s cash value. This charge may be reduced to 0.15% on an annualized basis for policy years 11 and later. In New York, this charge is assessed in all policy years, with a maximum charge of $7.50 per month. These charges are assessed monthly against each contract by liquidating units.

For ProtectionSM flexible premium contracts, the Company deducts a policy expense per $1,000 of Specified Amount charge for the first two policy years. This charge varies with the age of the insured and will not exceed $0.30 per $1,000 of Specified Amount. For last survivor contracts, the Company deducts a per $1,000 of Specified Amount charge for the first 3 policy years. This charge varies with the age of the insured and will not exceed $0.40 per $1,000 of Specified Amount. These charges are assessed monthly against each contract by liquidating units.

For the Corporate Series, the Company deducts a monthly administrative expense charge to recover policy maintenance, accounting, record keeping and other administrative expenses. These charges are assessed against each contract by liquidating units. Currently, this monthly charge $5 per policy in all policy years (guaranteed not to exceed $10 per policy). We also deduct a per $1,000 of Specified Amount charge to compensate us for sales, underwriting, distribution and issuance of the policy. This charge is assessed monthly against each contract by liquidating units. This charge varies depending on the total Specified Amount. For Future Corporate Flexible Premium Variable Universal Life, the Company deducts a per $1,000 of Specified Amount that will not exceed $0.40 per $1,000 of Specified Amount, unless the policy is issued in the state of New York with an application signed on or after January 2, 2010, where the maximum guaranteed charge is $0.085 of Specified Amount. For Next Generation, Nationwide MarathonSM Corporate Owned Flexible Premium Variable Universal Life and Future Corporate Flexible Premium Variable Universal Life the Company deducts a per $1,000 of Specified Amount charge that will not exceed $0.40 per $1,000 of Specified Amount.

(d) Surrender Charges

Policy surrenders result in a redemption of the contract value from the Account and payment of the surrender proceeds to the contract owner or designee. The surrender proceeds consist of the contract value, less any outstanding policy loans, and less a surrender charge, if applicable. The amount of the charge is based upon a specified percentage of the initial surrender charge which varies by issue age, sex and rate class. For individual flexible premium, flexible premium survivorship and modified single premium and corporate contracts (such as Variable Executive Life), the charge is 100% of the initial surrender charge in the first year, and declines a Specified Amount in subsequent years to 0% of the initial surrender charge in the ninth year or later. The Company may waive the surrender charge for certain contracts in which the sales expenses normally associated with the distribution of a contract are not incurred. The charges are assessed against each contract by liquidating units.

For the Corporate Series, contracts do not currently assess surrender charges.

(3) Asset Charges

The Company deducts a charge related to the assumption of mortality and expense risk.

(a) Modified Single Premium Contracts (MSP)

For modified single premium contracts, the Company deducts a charge equal to an annualized rate of 0.70% of the cash surrender value of the sub-accounts. In policy years 1- 10, the Company also deducts a charge equal to the annualized rate of 0.50% of the cash surrender value of the sub-accounts to remiburse us for taxes imposed by federal, state and local governments. These charges are assessed monthly against each contract by liquidating units.

(b) Flexible Premium and Variable Executive Life Contracts (FPVUL and VEL)

For Best of America® The Next Generation and ChoiceLifeSM contracts, during the first fifteen policy years, the Company deducts a charge of $0.50 per $1,000 on the first $25,000 of cash surrender value attributable to the variable account, $0.25 per $1,000 on $25,001 up to $250,000 of cash surrender value attributable to the variable account and $0.08 per $1,000 over $250,000 of cash surrender value attributable to the variable account. Beginning in policy year sixteen, the Company deducts a charge of $0.50 per $1,000 on the first $25,000 of cash surrender value attributable to the variable account, and $0.08 per $1,000 over $25,000 of cash surrender value attributable to the variable account. This charge is assessed monthly against each contract by liquidating units. For Choice Life ProtectionSM contracts and Best of America® ProtectionSM contracts, the Company deducts $0.66 per $1,000 of cash surrender value attributable to the variable account during the first through fifteenth years from the Policy Date. Thereafter, this charge is $0.25 per $1,000 of cash surrender value attributable to the variable account. This charge is assessed monthly against each contract by liquidating units.

(c) Survivorship Life Contracts (SL)

For The Best of America® Last Survivorship II and The Best of America® ChoiceLife Survivorship contracts, during the first ten policy years, the Company deducts a charge of $0.46 per $1,000 on the cash surrender value attributable to the variable account. After ten years from the Policy Date, the Company deducts $0.46 per $1,000 on the first $25,000 of cash surrender value attributable to the variable account; $0.29 per $1,000 on $25,001 up to $99,999 of cash surrender value attributable to the variable account; and $0.17 per $1,000 on $100,000 or more of cash surrender value attributable to the variable account. This charge is assessed monthly against each contract by liquidating units.

For The Best of America® ChoiceLifeSM Survivorship II and Next GenerationSM Survivorship Life contracts, during the first fifteen policy years, the Company deducts a charge of $0.50 per $1,000 on the first $25,000 of cash surrender value attributable to the variable account; $0.25 per $1,000 on $25,001 up to $250,000 of cash surrender value attributable to the variable account; and $0.08 per $1,000 over $250,000 of cash surrender value attributable to the variable account. After fifteen years from the Policy Date, the Company deducts $0.50 per $1,000 on the first $25,000 of cash surrender value attributable to the variable account and $0.08 per $1,000 over $25,000 of cash surrender value attributable to the variable account. This charge is assessed monthly against each contract by liquidating units.

For The Best of America® ProtectionSM Survivorship and ChoiceLife ProtectionSM Survivorship Life contracts, during the first fifteen policy years, the Company deducts a charge of $0.66 per $1,000 of cash surrender value attributable to the variable account. After fifteen years from the Policy Date, the Company deducts $0.25 per $1,000 of cash surrender value attributable to the variable account. This charge is assessed monthly against each contract by liquidating units.

(d) Corporate Contracts (LSFP)

For Future Corporate Flexible Premium variable Universal Life, the Company deducts a charge guaranteed not to exceed an annualized rate of 0.90% of the daily net assets of the Account for policies issued on or after January 1, 2009. This charge is guaranteed not to exceed an annualized rate of 0.75% of the daily net assets of the Account for policies issued prior to January 1, 2009. Currently, this rate is 0.25% during the first through fourth policy years, 0.20% during the fifth through fifteenth policy years, and 0.10% thereafter. This charge is assessed monthly against each contract by liquidating units.

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4

NOTES TO FINANCIAL STATEMENTS December 31, 2011

For Future Corporate Flexible Premium Variable Universal Life, the Company deducts a charge guaranteed not to exceed an annualized rate of 0.90% of the daily net assets of the Account. Currently, this rate is 0.25% during the first through fourth policy years, 0.20% during the fifth through fifteenth policy years, and 0.10% thereafter. This charge is assessed monthly against each contract by liquidating units.

For Next Generation Corporate Owned Flexible Premium Variable Universal Life, the Company deducts a charge guaranteed not to exceed an annualized rate of 1.25% of the daily net assets of the Account. Currently, this rate will not exceed 0.60%. This charge is assessed monthly against each contract by liquidating units. For Nationwide MarathonSM Corporate Owned Flexbile Premium Variable Universal Life, the Company deducts a charge guaranteed not to exceed an annualized rate of 0.90% of the daily net asset value of the Account. Currently, this rate will not exceed 0.50%. This charge is assessed monthly against each contract by liquidating units.

The Company may reduce or eliminate certain charges where the size or nature of the group results in savings in sales, underwriting, administrative or other costs to the Company. These charges may be reduced in certain group sponsored arrangements or special exchange programs made available by the Company.

(4) Death Benefits

Death benefit proceeds result in a redemption of the contract value from the Account and payment of those proceeds, less any outstanding policy loans (and policy charges), to the legal beneficiary. For last survivor flexible premium contracts, the proceeds are payable on the death of the last surviving insured. In the event that the guaranteed death benefit exceeds the contract value on the date of death, the excess is paid by the Company’s general account.

(5) Policy Loans (Net of Repayments)

Contract provisions allow contract owners to borrow 90% of a policy’s variable cash surrender value plus 100% of a policy’s fixed cash surrender value less applicable value of surrender charge. Interest is charged on the outstanding loan and is due and payable in advance on the policy anniversary. At the time the loan is granted, the amount of the loan is transferred from the Account to the Company’s general account as collateral for the outstanding loan. Collateral amounts in the general account are credited with the stated rate of interest in effect at the time the loan is made, subject to a guaranteed minimum rate. Interest credited is paid by the Company’s general account to the Account. Loan repayments result in a transfer of collateral including interest credited back to the Account.

(6) Related Party Transactions

The Company performs various services on behalf of the mutual fund companies in which the Account invests and may receive fees for the services performed. These services include, among other things, shareholder communications, postage, fund transfer agency and various other record keeping and customer service functions. These fees are paid to an affiliate of the Company.

Contract owners may, with certain restrictions, transfer their assets between the Account and a fixed dollar contract (fixed account) maintained in the accounts of the Company. These transfers are the result of the contract owner executing fund exchanges. Fund exchanges from the Account to the fixed account are included in surrenders, and fund exchanges from the fixed account tothe Account are included in purchase payments received from contract owners, as applicable, on the accompanying Statements of Change in Contract Owner’s Equity. Policy loan transactions (note 5), executed at the direction of the contract owner, also result in transfers between the Account and the fixed account of the Company, but are included in Net Policy (Loans) Repayments. The fixed account assets are not reflected in the accompanying financial statements. For the periods ended December 31, 2011 and 2010, total transfers into the Account from the fixed account were $49,066,651 and $50,643,902, respectively, and total transfers from the Account to the fixed account were $83,208,051 and $71,185,930, respectively.

(7) Fair Value Measurement

FASB ASC 820 defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. In determining fair value, the Account generally uses the market approach as the valuation technique due to the nature of the mutual fund investments offered in the Account. This technique maximizes the use of observable inputs and minimizes the use of unobservable inputs.

In accordance with FASB ASC 820, the Account categorized its financial instruments into a three level hierarchy based on the priority of the inputs to the valuation technique. The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). If the inputs used to measure fair value fall within different levels of the hierarchy, the category level is based on the lowest priority level input that is significant to the fair value measurement of the instrument in its entirety.

The Account categorizes financial assets recorded at fair value as follows:

• Level 1 – Unadjusted quoted prices accessible in active markets and mutual funds where the value per share (unit) is determined and published and is the basis for current transactions for identical assets or liabilities at the measurement date.

• Level 2 – Unadjusted quoted prices for similar assets or liabilities in active markets or inputs (other than quoted prices) that are observable or that are derived principally from or corroborated by observable market data through correlation or other means.

• Level 3 – Prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. Inputs reflect management’s best estimate about the assumptions market participants would use at the measurement date in pricing the asset or liability. Consideration is given to the risk inherent in both the method of valuation and the valuation inputs.

The Account recognizes significant transfers between fair value hierarchy levels at the reporting period end. There were no significant transfers between Level 1 and 2 as of December 31, 2011.

The following table summarizes assets measured at fair value on a recurring basis as of December 31, 2011:

	Level 1	Level 2	Level 3	Total

Separate Account Investments	$3,792,850,845	$0	$0	$3,792,850,845

The Account did not have any assets or liabilities reported at fair value on a nonrecurring basis required to be disclosed under FASB ASC 820.

The cost of purchases and proceeds from sales of investments for the year ended December 31, 2011 are as follows:

	Purchases of Investments	Sales of Investments
Asset Allocation Fund - Class 2 ( AMVAA2 )	$503,250	$574,024
Bond Fund - Class 2 ( AMVBD2 )	441,617	1,013,422
Global Small Capitalization Fund - Class 2 ( AMVGS2 )	1,020,776	529,031
Growth Fund - Class 2 ( AMVGR2 )	16,794,608	3,588,780
International Fund - Class 2 ( AMVI2 )	362,989	138,608

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4

NOTES TO FINANCIAL STATEMENTS December 31, 2011

Large Cap Core V.I. Fund - Class II ( MLVLC2 )	1,162,411	1,063,399
Variable Series Funds, Inc. - Global Allocation V.I. Fund - Class II ( MLVGA2 )	4,766,360	1,937,705
Calvert VP SRI Equity Portfolio ( CVSSE )	96,657	41,233
Variable Account Fund, Inc. - Value Portfolio ( DAVVL )	1,096,173	963,169
Small Cap Value Series - Service Class ( DWVSVS )	18,977	51
Stock Index Fund, Inc. - Initial Shares ( DSIF )	36,372,090	49,453,729
The Dreyfus Socially Responsible Growth Fund, Inc. - Initial Shares ( DSRG )	365,276	1,282,535
Insurance Trust - Insurance Trust Diversified Mid Cap Growth Portfolio 1 ( OGGO )	738,543	1,284,090
Insurance Trust - Insurance Trust Mid Cap Value Portfolio 1 ( JPMMV1 )	1,587	2,088
Janus Aspen Series - Balanced Portfolio - Service Shares ( JABS )	4,984,778	6,330,153
Janus Aspen Series - Forty Portfolio - Service Shares ( JACAS )	9,284,884	20,740,789
Janus Aspen Series - Global Technology Portfolio - Service II Shares ( JAGTS2 )	1,527,024	1,074,430
Janus Aspen Series - Global Technology Portfolio - Service Shares ( JAGTS )	930,194	2,745,709
Janus Aspen Series - Overseas Portfolio - Service II Shares ( JAIGS2 )	2,385,261	6,618,007
Janus Aspen Series - Overseas Portfolio - Service Shares ( JAIGS )	7,710,276	14,274,036
Janus Aspen Series - Perkins Mid Cap Value Portfolio - Service Shares ( JAMVS )	1,751,208	575,656
Retirement Emerging Markets Equity Portfolio - Service Shares ( LZREMS )	16,568,780	3,949,599
Series Fund - Mid Cap Value Portfolio - Class VC ( LOVMCV )	692,999	1,042,532
Investors Growth Stock Series - Initial Class ( MIGIC )	294,287	671,084
Research International Series - Service Class ( MVRISC )	285,438	106,411
Value Series - Initial Class ( MVFIC )	1,212,498	1,700,955
Value Series - Service Class ( MVFSC )	14,194,838	3,092,789
Variable Insurance Trust II - International Value Portfolio - Service Class ( MVIVSC )	11,438,073	6,139,880
Core Plus Fixed Income Portfolio - Class I ( MSVFI )	549,473	503,433
Emerging Markets Debt Portfolio - Class I ( MSEM )	6,515,645	5,479,529
Global Real Estate Portfolio - Class II ( VKVGR2 )	779,131	761,195
Mid Cap Growth Portfolio - Class I ( MSVMG )	5,816,843	5,128,260
The Universal Institutional Funds, Inc. - Capital Growth Portfolio - Class I ( MSVEG )	892,063	194,992
U.S. Real Estate Portfolio - Class I ( MSVRE )	7,497,847	9,239,348
American Century NVIT Multi Cap Value Fund - Class I ( NVAMV1 )	1,404,827	6,798,160
American Funds NVIT Asset Allocation Fund - Class II ( GVAAA2 )	399,736	895,787
American Funds NVIT Bond Fund - Class II ( GVABD2 )	294,762	882,589
American Funds NVIT Global Growth Fund - Class II ( GVAGG2 )	3,141,259	3,605,950
American Funds NVIT Growth Fund - Class II ( GVAGR2 )	1,721,543	1,542,945
American Funds NVIT Growth-Income Fund - Class II ( GVAGI2 )	427,702	514,819
Federated NVIT High Income Bond Fund - Class I ( HIBF )	7,149,832	9,542,668
Federated NVIT High Income Bond Fund - Class III ( HIBF3 )	4,529,558	5,131,721
NVIT Emerging Markets Fund - Class I ( GEM )	2,902,941	16,952,194
NVIT Emerging Markets Fund - Class III ( GEM3 )	1,679,601	2,457,026
NVIT International Equity Fund - Class I ( GIG )	11,108,005	5,725,512
NVIT International Equity Fund - Class III ( GIG3 )	983,962	676,031
Gartmore NVIT International Equity Fund - Class VI ( NVIE6 )	31,502	270,741
Neuberger Berman NVIT Multi Cap Opportunities Fund - Class I ( NVNMO1 )	705,616	2,166,367
Neuberger Berman NVIT Socially Responsible Fund - Class I ( NVNSR1 )	837,098	431,138
NVIT Cardinal Aggressive Fund - Class I ( NVCRA1 )	1,054,806	122,343
NVIT Cardinal Balanced Fund - Class I ( NVCRB1 )	5,882,702	2,376,441
NVIT Cardinal Capital Appreciation Fund - Class I ( NVCCA1 )	2,213,835	2,170,153
NVIT Cardinal Conservative Fund - Class I ( NVCCN1 )	1,685,414	368,707
NVIT Cardinal Moderate Fund - Class I ( NVCMD1 )	2,956,779	827,977
NVIT Cardinal Moderately Aggressive Fund - Class I ( NVCMA1 )	1,358,316	881,938
NVIT Cardinal Moderately Conservative Fund - Class I ( NVCMC1 )	618,466	456,144
NVIT Core Bond Fund - Class I ( NVCBD1 )	1,031,791	743,789
NVIT Core Plus Bond Fund - Class I ( NVLCP1 )	391,454	156,150
NVIT Fund - Class I ( TRF )	1,770,334	5,797,393
NVIT Government Bond Fund - Class I ( GBF )	23,584,993	26,831,810
American Century NVIT Growth Fund - Class I ( CAF )	861,429	1,721,025
NVIT International Index Fund - Class II ( GVIX2 )	4,750,352	2,829,629
NVIT International Index Fund - Class VI ( GVIX6 )	285,185	57,154
NVIT Investor Destinations Aggressive Fund - Class II ( GVIDA )	4,786,261	7,492,358
NVIT Investor Destinations Balanced Fund - Class II ( NVDBL2 )	190,517	113,439
NVIT Investor Destinations Capital Appreciation Fund - Class II ( NVDCA2 )	202,143	37,084
NVIT Investor Destinations Conservative Fund - Class II ( GVIDC )	4,799,758	6,650,046
NVIT Investor Destinations Moderate Fund - Class II ( GVIDM )	5,932,327	17,095,783
NVIT Investor Destinations Moderately Aggressive Fund - Class II ( GVDMA )	6,626,195	12,513,618
NVIT Investor Destinations Moderately Conservative Fund - Class II ( GVDMC )	2,753,705	4,960,679
NVIT Mid Cap Index Fund - Class I ( MCIF )	15,111,294	15,778,955
NVIT Money Market Fund - Class I ( SAM )	38,153,510	41,715,622
NVIT Money Market Fund - Class V ( SAM5 )	113,114,185	139,316,950
NVIT Multi-Manager International Growth Fund - Class III ( NVMIG3 )	606,261	1,967,129
NVIT Multi-Manager International Value Fund - Class I ( GVDIVI )	14,038	133,127
NVIT Multi-Manager International Value Fund - Class III ( GVDIV3 )	678,922	669,821
NVIT Multi-Manager Large Cap Growth Fund - Class I ( NVMLG1 )	2,640,809	3,786,733
NVIT Multi-Manager Large Cap Value Fund - Class I ( NVMLV1 )	1,494,744	1,427,799
NVIT Multi-Manager Mid Cap Growth Fund - Class I ( NVMMG1 )	1,334,691	5,748,364
NVIT Multi-Manager Mid Cap Value Fund - Class I ( NVMMV1 )	42,862	42,074
NVIT Multi-Manager Mid Cap Value Fund - Class II ( NVMMV2 )	621,871	2,452,174
NVIT Multi-Manager Small Cap Growth Fund - Class I ( SCGF )	2,949,809	4,179,780
NVIT Multi-Manager Small Cap Value Fund - Class I ( SCVF )	2,316,519	8,943,427
NVIT Multi-Manager Small Company Fund - Class I ( SCF )	5,019,276	21,522,864
NVIT Multi-Sector Bond Fund - Class I ( MSBF )	4,124,131	9,555,034
NVIT Short Term Bond Fund - Class I ( NVSTB1 )	479,182	592,414
NVIT Short Term Bond Fund - Class II ( NVSTB2 )	493,536	2,058,334
NVIT Large Cap Growth Fund - Class I ( NVOLG1 )	2,404,861	18,315,455
Templeton NVIT International Value Fund - Class III ( NVTIV3 )	404,489	57,822
Van Kampen NVIT Comstock Value Fund - Class I ( EIF )	909,932	1,591,468
NVIT Real Estate Fund - Class I ( NVRE1 )	5,019,319	4,995,327
VPS Growth and Income Portfolio - Class A ( ALVGIA )	2,151,183	6,502,529
VPS International Value Portfolio - Class A ( ALVIVA )	4,061,013	6,717,381
VPS Small/Mid Cap Value Portfolio - Class A ( ALVSVA )	2,962,926	3,019,530
VP Income & Growth Fund - Class I ( ACVIG )	1,727,217	2,661,059
VP Inflation Protection Fund - Class II ( ACVIP2 )	5,446,649	5,000,563
VP International Fund - Class I ( ACVI )	999,423	6,414,747

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4

NOTES TO FINANCIAL STATEMENTS December 31, 2011

VP Mid Cap Value Fund - Class I ( ACVMV1 )	2,977,394	1,978,248
VP Ultra(R) Fund - Class I ( ACVU1 )	641,141	235,434
VP Value Fund - Class I ( ACVV )	7,629,428	10,618,840
VP Vista(SM) Fund - Class I ( ACVVS1 )	321,099	262,131
MidCap Stock Portfolio - Initial Shares ( DVMCS )	782,369	1,365,525
Small Cap Stock Index Portfolio - Service Shares ( DVSCS )	16,931,510	13,243,809
Appreciation Portfolio - Initial Shares ( DCAP )	6,352,564	4,728,639
Opportunistic Small Cap Portfolio: Initial Shares ( DSC )	327,317	553,329
International Value Portfolio - Initial Shares ( DVIV )	6,139,369	11,758,246
Variable Series II - Dreman Small Mid Cap Value VIP - Class B ( SVSSVB )	990,823	885,949
Variable Series II - Large Cap Value VIP - Class B ( SVSLVB )	476,526	291,208
Capital Appreciation Fund II - Primary Shares ( FVCA2P )	548,782	188,284
Quality Bond Fund II - Primary Shares ( FQB )	7,535,936	10,345,486
VIP Fund - Contrafund Portfolio - Service Class ( FCS )	16,782,010	26,950,451
VIP Fund - Energy Portfolio - Service Class 2 ( FNRS2 )	4,779,365	3,507,650
VIP Fund - Equity-Income Portfolio - Service Class ( FEIS )	3,777,705	14,601,521
VIP Fund - Freedom Fund 2010 Portfolio - Service Class ( FF10S )	901,143	319,375
VIP Fund - Freedom Fund 2020 Portfolio - Service Class ( FF20S )	4,666,047	1,328,736
VIP Fund - Freedom Fund 2030 Portfolio - Service Class ( FF30S )	4,061,172	1,090,979
VIP Fund - Freedom Income Fund Portfolio - Service Class ( FFINS )	2,628,901	721,954
VIP Fund - Growth & Income Portfolio - Service Class ( FGIS )	2,488	85,732
VIP Fund - Growth Opportunities Portfolio - Service Class ( FGOS )	1,135,838	702,582
VIP Fund - Growth Portfolio - Service Class ( FGS )	6,535,402	17,403,823
VIP Fund - High Income Portfolio - Service Class ( FHIS )	3,928,359	4,903,399
VIP Fund - High Income Portfolio - Service Class R ( FHISR )	1,744,581	1,955,000
VIP Fund - Index 500 Portfolio - Initial Class ( FIP )	9,857,770	12,671,441
VIP Fund - Investment Grade Bond Portfolio - Service Class ( FIGBS )	9,108,881	18,955,704
VIP Fund - Mid Cap Portfolio - Service Class ( FMCS )	9,196,049	10,073,888
VIP Fund - Overseas Portfolio - Service Class ( FOS )	2,301,622	9,652,082
VIP Fund - Overseas Portfolio - Service Class R ( FOSR )	1,529,115	1,821,937
VIP Fund - Value Strategies Portfolio - Service Class ( FVSS )	699,069	535,295
VIP Fund - VIP Freedom Fund 2005 Portfolio - Service Class ( FF05S )	24,211	24,163
VIP Fund - VIP Freedom Fund 2015 Portfolio - Service Class ( FF15S )	4,464,065	2,463,376
VIP Fund - VIP Freedom Fund 2025 Portfolio - Service Class ( FF25S )	4,600,356	958,231
VIP Fund - VIP Freedom Fund 2040 Portfolio - Service Class ( FF40S )	1,413,661	483,695
Franklin Income Securities Fund - Class 2 ( FTVIS2 )	1,782,497	1,327,186
Franklin Rising Dividends Securities Fund - Class 1 ( FTVRDI )	6,681,295	6,700,898
Franklin Small Cap Value Securities Fund - Class 1 ( FTVSVI )	794,865	2,539,251
Franklin Small Cap Value Securities Fund - Class 2 ( FTVSV2 )	2,513,840	3,045,083
Mutual Discovery Global Securities Fund - Class 2 ( FTVMD2 )	256,716	232,183
Templeton Developing Markets Securities Fund - Class 3 ( FTVDM3 )	1,434,915	1,673,830
Templeton Foreign Securities Fund - Class 1 ( TIF )	29,741	159,363
Templeton Foreign Securities Fund - Class 2 ( TIF2 )	3,336,782	2,189,809
Templeton Foreign Securities Fund - Class 3 ( TIF3 )	1,410,853	1,040,966
Templeton Global Bond Securities Fund - Class 2 ( FTVGI2 )	8,408,825	6,830,010
Templeton Global Bond Securities Fund - Class 3 ( FTVGI3 )	4,190,319	2,070,312
VIP Founding Funds Allocation Fund - Class 2 ( FTVFA2 )	62,378	94,597
Goldman Sachs VIT - Goldman Sachs Mid Cap Value Fund - Institutional Shares ( GVMCE )	8,178,947	12,185,657
VIT - Goldman Sachs VIT Growth Opportunities Fund - Service Shares ( GVGOPS )	5,214	1,504
ClearBridge Variable Small Cap Growth Portfolio - Class I ( SBVSG )	942,433	367,489
Lincoln VIP Trust - Baron Growth Opportunities Funds - Service Class ( BNCAI )	3,347,427	6,606,564
Advisers Management Trust - Short Duration Bond Portfolio - I Class Shares ( AMTB )	987,857	1,075,355
Guardian Portfolio - I Class Shares ( AMGP )	547,161	383,021
Mid-Cap Growth Portfolio - I Class Shares ( AMCG )	806,458	2,418,223
Partners Portfolio - I Class Shares ( AMTP )	1,999,851	2,015,255
Regency Portfolio - I Class Shares ( AMRI )	1,304,973	1,219,421
Small-Cap Growth Portfolio - S Class Shares ( AMFAS )	814,259	494,541
Socially Responsive Portfolio - I Class Shares ( AMSRS )	601,749	523,827
Capital Appreciation Fund/VA - Non-Service Shares ( OVGR )	4,407,982	20,319,210
Global Securities Fund/VA - Class 3 ( OVGS3 )	1,459,243	2,587,695
Global Securities Fund/VA - Non-Service Shares ( OVGS )	7,771,604	12,358,328
High Income Fund/VA - Class 3 ( OVHI3 )	345,939	160,379
High Income Fund/VA - Non-Service Shares ( OVHI )	34,041	90,775
Main Street Fund(R)/VA - Non-Service Shares ( OVGI )	1,690,061	4,985,877
Main Street Small- & Mid-Cap Fund(R)/VA - Non-Service Shares ( OVSC )	905,425	1,368,659
Mid-Cap Growth Fund/VA - Non-Service Shares ( OVAG )	3,213,491	7,474,730
Global Strategic Income Fund/VA: Non-service Shares ( OVSB )	1,216,380	1,011,836
All Asset Portfolio - Administrative Class ( PMVAAA )	2,018,683	610,211
Foreign Bond Portfolio (Unhedged) - Administrative Class ( PMVFBA )	1,573,925	935,775
Long-Term U.S. Government Portfolio - Administrative Class ( PMVLGA )	426,201	104,692
Low Duration Portfolio - Administrative Class ( PMVLDA )	24,072,644	32,494,883
Real Return Portfolio - Administrative Class ( PMVRRA )	45,313,548	28,616,852
Total Return Portfolio - Administrative Class ( PMVTRA )	81,211,606	56,319,184
Variable Contracts Trust - Emerging Markets VCT Portfolio - Class I Shares ( PIVEMI )	1,128,681	1,053,467
Variable Contracts Trust - High Yield VCT Portfolio - Class I Shares ( PIHYB1 )	5,628,050	7,976,801
Putnam VT Growth and Income Fund - IB Shares ( PVGIB )	116,996	161,691
Putnam VT International Equity Fund - IB Shares ( PVTIGB )	279,151	342,028
Putnam VT Small Cap Value Fund - IB Shares ( PVTSCB )	11,706	8,248
Putnam VT Voyager Fund - IB Shares ( PVTVB )	882,154	505,307
Growth and Income Portfolio - Class I ( ACGI )	2,102,137	216,876
V.I. Basic Value Fund - Series I ( AVBVI )	263,471	196,284
V.I. Capital Appreciation Fund - Series I ( AVCA )	117,292	185,194
V.I. Capital Development Fund - Series I ( AVCDI )	808,336	6,296,161
V.I. High Yield Fund - Series I ( AVHY1 )	10,138,590	3,498,770
V.I. International Growth Fund - Series I ( AVIE )	12,384,983	13,226,250
V.I. Mid Cap Core Equity Fund - Series I ( AVMCCI )	236,208	65,982
Micro-Cap Portfolio - Investment Class ( ROCMC )	23,519,832	15,841,738
Small-Cap Portfolio - Investment Class ( ROCSC )	3,072,463	782,084
Blue Chip Growth Portfolio - II ( TRBCG2 )	13,736	497,960
Equity Income Portfolio - II ( TREI2 )	18,901,815	19,027,346
Health Sciences Portfolio - II ( TRHS2 )	6,114,296	2,875,442
Limited-Term Bond Portfolio ( TRLT1 )	1,226,552	824,748

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4

NOTES TO FINANCIAL STATEMENTS December 31, 2011

Mid-Cap Growth Portfolio - II ( TRMCG2 )		17,973,970	10,431,818
New America Growth Portfolio ( TRNAG1 )		16,488,530	12,332,456
Personal Strategy Balanced Portfolio ( TRPSB1 )		2,753,886	1,160,352
VIP Trust - Emerging Markets Fund: Initial Class ( VWEM )		5,225,179	6,405,530
VIP Trust - Global Hard Assets Fund: Initial Class ( VWHA )		15,466,149	14,424,582
Vanguard(R) Variable Insurance Funds - Balanced Portfolio ( VVB )		2,214,900	649,191
Vanguard(R) Variable Insurance Funds - Diversified Value Portfolio ( VVDV )		1,094,976	590,043
Vanguard(R) Variable Insurance Funds - International Portfolio ( VVI )		2,434,765	2,123,326
Vanguard(R) Variable Insurance Funds - Mid-Cap Index Portfolio ( VVMCI )		2,287,776	3,855,660
Vanguard(R) Variable Insurance Funds - REIT Index Portfolio ( VVREI )		1,047,633	1,764,777
Vanguard(R) Variable Insurance Funds - Short-Term Investment-Grade Portfolio ( VVSTC )		2,825,753	1,741,091
Vanguard(R) Variable Insurance Funds - Total Bond Market Index Portfolio ( VVHGB )		4,672,965	6,815,740
Ivy Fund Variable Insurance Portfolios, Inc. - Asset Strategy ( WRASP )		7,903,470	4,042,560
Ivy Fund Variable Insurance Portfolios, Inc. - Growth ( WRGP )		1,405,904	661,589
Ivy Fund Variable Insurance Portfolios, Inc. - Real Estate Securities ( WRRESP )		1,742,768	609,756
Ivy Fund Variable Insurance Portfolios, Inc. - Science and Technology ( WRSTP )		2,569,835	1,178,534
Advantage Funds Variable Trust - VT Discovery Fund ( SVDF )		1,388,734	435,493
Advantage VT Opportunity Fund - Class 2 ( SVOF )		4,501,994	4,375,254
Advantage VT Small Cap Growth Fund - Class 2 ( WFVSCG )		8,871,958	4,816,144
AllianceBernstein NVIT Global Fixed Income Fund - Class III(obsolete) ( NVAGF3 )		42,958	411,864
Credit Suisse Trust- International Equity Flex III Portfolio(obsolete) ( CSIEF3 )		79,212	907,329
Gartmore NVIT Worldwide Leaders Fund - Class I ( GEF )		259,385	4,386,355
Gartmore NVIT Worldwide Leaders Fund - Class III ( GEF3 )		13,999	17,459
U.S. Equity Flex I Portfolio(obsolete) ( WSCP )		35,133	1,976,990
Variable Series II - Strategic Value VIP - Class B(obsolete) ( SVSHEB )		39,117	253,045

	Total	$1,047,569,806	$1,191,453,329

(8) Financial Highlights

The following tabular presentation is a summary of units, unit fair values, contract owners’ equity outstanding and contract expense rates for variable life contracts as of December 31, 2011, and the investment income ratio and total return for each of the periods in the five year period ended December 31, 2011. Total return and investment income ratio for periods with no ending contract owners’ equity were considered to be irrelevant, and therefore are not presented.

NATIONWIDE VLI SEPARATE ACCOUNT - 4

NOTES TO FINANCIAL STATEMENTS December 31, 2011

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
Asset Allocation Fund - Class 2 (AMVAA2)
2011	0.00%	28,278	$9.638937	$272,570	1.73%	1.30%
2011	0.20%	22,659	9.557165	216,556	1.73%	1.09%
2011	0.25%	86,825	9.536838	828,036	1.73%	1.04%
2010	0.00%	42,950	9.515611	408,695	2.01%	12.51%
2010	0.20%	23,921	9.453733	226,143	2.01%	12.28%
2010	0.25%	80,409	9.438323	758,926	2.01%	12.22%
2009	0.00%	42,984	8.457915	363,555	2.53%	23.98%
2009	0.25%	113,993	8.410207	958,705	2.53%	23.67%
2008	0.00%	25,201	6.821773	171,916	4.65%	-29.51%
2008	0.25%	88,189	6.800279	599,710	4.65%	-29.69%
2008	0.40%	3,451	6.787413	23,423	4.65%	-29.79%
Bond Fund - Class 2 (AMVBD2)
2011	0.00%	17,168	11.588210	198,946	2.23%	6.10%
2011	0.20%	10,103	11.489974	116,083	2.23%	5.89%
2011	0.25%	25,540	11.465538	292,830	2.23%	5.84%
2010	0.00%	3,571	10.921671	39,001	3.24%	6.44%
2010	0.20%	68,366	10.850693	741,818	3.24%	6.23%
2010	0.25%	34,481	10.833025	373,534	3.24%	6.18%
2009	0.00%	1,580	10.260471	16,212	3.45%	12.61%
2009	0.20%	65,270	10.214198	666,681	3.45%	12.38%
2009	0.25%	17,735	10.202662	180,944	3.45%	12.32%
2008	0.00%	702	9.111914	6,397	5.81%	-9.35%
2008	0.20%	49,461	9.088973	449,550	5.81%	-9.53%
2008	0.25%	12,173	9.083242	110,570	5.81%	-9.57%
Global Small Capitalization Fund - Class 2 (AMVGS2)
2011	0.00%	24,198	8.060463	195,047	1.26%	-19.14%
2011	0.20%	109,819	7.996904	878,212	1.26%	-19.31%
2011	0.25%	38,781	7.981109	309,515	1.26%	-19.35%
2010	0.00%	278	9.968859	2,771	1.76%	22.41%
2010	0.20%	103,759	9.910046	1,028,256	1.76%	22.17%
2010	0.25%	19,429	9.895414	192,258	1.76%	22.11%
2009	0.20%	99,620	8.111767	808,094	0.37%	60.97%
2009	0.25%	13,910	8.103815	112,724	0.37%	60.89%
2008	0.20%	45,204	5.039200	227,792	0.00%	-49.61%	1/16/2008
2008	0.25%	4,127	5.036777	20,787	0.00%	-49.63%	1/16/2008
Growth Fund - Class 2 (AMVGR2)
2011	0.20%	646,898	8.852415	5,726,610	0.80%	-4.47%
2011	0.25%	917,949	8.834746	8,109,846	0.80%	-4.52%
2010	0.20%	200,497	9.266406	1,857,887	0.78%	18.44%
2010	0.25%	28,764	9.252533	266,140	0.78%	18.38%
2009	0.20%	198,835	7.823490	1,555,584	0.73%	39.13%
2009	0.25%	27,764	7.815684	216,995	0.73%	39.06%
2008	0.20%	138,139	5.623019	776,758	0.96%	-43.77%	1/2/2008
2008	0.25%	12,612	5.620215	70,882	0.96%	-43.80%	1/2/2008
International Fund - Class 2 (AMVI2)
2011	0.00%	5,126	7.852467	40,252	2.58%	-21.48%	5/2/2011
2011	0.25%	20,132	7.839419	157,823	2.58%	-21.61%	5/2/2011

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT - 4

NOTES TO FINANCIAL STATEMENTS December 31, 2011

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
Large Cap Core V.I. Fund - Class II (MLVLC2)
2011	0.00%	7,595	$11.980842	$90,994	0.97%	2.20%
2011	0.10%	39,420	11.901270	469,148	0.97%	2.10%
2011	0.20%	11,014	11.822193	130,210	0.97%	2.00%
2011	0.25%	112,361	11.782911	1,323,940	0.97%	1.95%
2010	0.00%	5,769	11.722431	67,627	1.03%	8.98%
2010	0.10%	12,100	11.656201	141,040	1.03%	8.87%
2010	0.20%	8,336	11.590313	96,617	1.03%	8.77%
2010	0.25%	139,601	11.557561	1,613,447	1.03%	8.71%
2009	0.00%	3,193	10.756180	34,344	1.38%	22.35%
2009	0.10%	6,164	10.706109	65,992	1.38%	22.23%
2009	0.25%	129,231	10.631422	1,373,909	1.38%	22.05%
2008	0.00%	2,673	8.791079	23,499	0.50%	-38.83%
2008	0.10%	27,826	8.758902	243,725	0.50%	-38.89%
2008	0.25%	61,843	8.710851	538,705	0.50%	-38.99%
2008	0.40%	11,606	8.663056	100,543	0.50%	-39.08%
2007	0.10%	16,026	14.333835	229,714	1.23%	8.02%
2007	0.25%	230,248	14.276667	3,287,174	1.23%	7.86%
2007	0.40%	15,428	14.219711	219,382	1.23%	7.69%
Variable Series Funds, Inc. - Global Allocation V.I. Fund - Class II (MLVGA2)
2011	0.00%	642,091	12.900807	8,283,492	2.42%	-3.63%
2010	0.00%	461,464	13.386468	6,177,373	1.39%	9.88%
2009	0.00%	244,329	12.182592	2,976,561	3.16%	21.83%	5/1/2009
Calvert VP SRI Equity Portfolio (CVSSE)
2011	0.10%	10,885	16.851290	183,426	0.00%	-1.44%
2011	0.25%	7,722	16.617281	128,319	0.00%	-1.59%
2010	0.10%	9,539	17.097854	163,096	0.06%	17.15%
2010	0.25%	5,826	16.885673	98,376	0.06%	16.97%
2009	0.10%	9,826	14.595276	143,413	0.57%	34.13%
2009	0.25%	4,347	14.435757	62,752	0.57%	33.92%
2008	0.10%	4,626	10.881799	50,339	0.00%	-35.86%
2008	0.25%	5,877	10.779017	63,348	0.00%	-35.95%
2007	0.10%	3,460	16.964928	58,699	0.00%	9.88%
2007	0.25%	4,512	16.829986	75,937	0.00%	9.71%
Variable Account Fund, Inc. - Value Portfolio (DAVVL)
2011	0.00%	125,820	8.292464	1,043,358	0.86%	-4.17%
2011	0.20%	5,480	8.222110	45,057	0.86%	-4.37%
2011	0.25%	144,786	8.204572	1,187,907	0.86%	-4.41%
2010	0.00%	99,340	8.653758	859,664	1.39%	12.76%
2010	0.20%	560	8.597487	4,815	1.39%	12.54%
2010	0.25%	184,331	8.583442	1,582,194	1.39%	12.48%
2009	0.00%	69,243	7.674178	531,383	1.04%	31.16%
2009	0.25%	204,585	7.630866	1,561,161	1.04%	30.83%
2008	0.25%	76,781	5.832746	447,844	1.92%	-40.47%
Small Cap Value Series - Service Class (DWVSVS)
2011	0.25%	2,125	8.994847	19,114	0.00%	-10.05%	5/2/2011

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT - 4

NOTES TO FINANCIAL STATEMENTS December 31, 2011

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
Stock Index Fund, Inc. - Initial Shares (DSIF)
2011	0.00%	6,328,796	$16.061424	$101,649,476	1.82%	1.88%
2011	0.10%	616,800	11.729321	7,234,645	1.82%	1.78%
2011	0.20%	2,636,742	11.253834	29,673,457	1.82%	1.67%
2011	0.25%	10,468,947	11.191630	117,164,581	1.82%	1.62%
2010	0.00%	6,808,183	15.765432	107,333,946	1.82%	14.84%
2010	0.10%	594,473	11.524660	6,851,099	1.82%	14.72%
2010	0.20%	2,162,487	11.068506	23,935,500	1.82%	14.61%
2010	0.25%	12,044,265	11.012818	132,641,298	1.82%	14.55%
2009	0.00%	7,609,790	13.728464	104,470,728	2.09%	26.33%
2009	0.10%	697,601	10.045645	7,007,852	2.09%	26.21%
2009	0.20%	3,048,450	9.657668	29,440,918	2.09%	26.08%
2009	0.25%	12,874,664	9.613888	123,775,578	2.09%	26.02%
2009	0.40%	14,133	11.302075	159,732	2.09%	25.83%
2008	0.00%	8,607,774	10.866779	93,538,778	2.11%	-37.14%
2008	0.10%	798,401	7.959597	6,354,950	2.11%	-37.20%
2008	0.20%	3,600,239	7.659842	27,577,262	2.11%	-37.27%
2008	0.25%	12,257,626	7.628923	93,512,485	2.11%	-37.30%
2008	0.40%	2,216,931	8.982024	19,912,527	2.11%	-37.39%
2007	0.00%	9,395,826	17.287487	162,430,220	1.72%	5.26%
2007	0.10%	715,466	12.675284	9,068,735	1.72%	5.15%
2007	0.20%	3,344,206	12.210172	40,833,330	1.72%	5.04%
2007	0.25%	10,532,952	12.166992	128,154,343	1.72%	4.99%
2007	0.40%	3,158,044	14.346541	45,307,008	1.72%	4.83%
The Dreyfus Socially Responsible Growth Fund, Inc. - Initial Shares (DSRG)
2011	0.00%	650,578	13.661404	8,887,809	0.89%	0.90%
2011	0.10%	42,011	9.833598	413,119	0.89%	0.80%
2011	0.25%	19,031	8.885914	169,108	0.89%	0.65%
2010	0.00%	715,374	13.539393	9,685,730	0.89%	14.82%
2010	0.10%	34,941	9.755504	340,867	0.89%	14.70%
2010	0.25%	38,070	8.828556	336,103	0.89%	14.53%
2009	0.00%	819,703	11.792335	9,666,212	0.98%	33.76%
2009	0.10%	81,262	8.505196	691,149	0.98%	33.62%
2009	0.25%	37,056	7.708595	285,650	0.98%	33.42%
2008	0.00%	903,627	8.816356	7,966,697	0.76%	-34.42%
2008	0.10%	108,438	6.365134	690,222	0.76%	-34.49%
2008	0.25%	47,574	5.777639	274,865	0.76%	-34.59%
2007	0.00%	990,572	13.444500	13,317,745	0.54%	7.79%
2007	0.10%	116,744	9.716245	1,134,313	0.54%	7.68%
2007	0.25%	50,616	8.832711	447,076	0.54%	7.51%
Insurance Trust - Insurance Trust Diversified Mid Cap Growth Portfolio 1 (OGGO)
2011	0.10%	43,643	19.672645	858,573	0.00%	-6.24%
2011	0.25%	117,879	19.400621	2,286,926	0.00%	-6.38%
2010	0.10%	44,475	20.982776	933,209	0.00%	25.51%
2010	0.25%	145,637	20.723653	3,018,131	0.00%	25.32%
2009	0.10%	34,974	16.718525	584,714	0.00%	42.90%
2009	0.25%	142,297	16.536826	2,353,141	0.00%	42.68%
2008	0.10%	24,370	11.699757	285,123	0.00%	-43.84%
2008	0.25%	150,923	11.589969	1,749,193	0.00%	-43.93%
2008	0.40%	62,009	11.481181	711,937	0.00%	-44.01%
2007	0.10%	50,026	20.833315	1,042,207	0.00%	17.12%
2007	0.20%	71,184	20.723509	1,475,182	0.00%	17.00%
2007	0.25%	100,032	20.668909	2,067,552	0.00%	16.94%
2007	0.40%	106,088	20.505746	2,175,414	0.00%	16.77%

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT - 4

NOTES TO FINANCIAL STATEMENTS December 31, 2011

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
Insurance Trust - Insurance Trust Mid Cap Value Portfolio 1 (JPMMV1)
2011	0.20%	7,723	$15.780575	$121,873	1.29%	1.96%
2010	0.20%	7,841	15.477647	121,360	1.26%	23.21%
2009	0.10%	5,523	12.633626	69,776	0.00%	26.57%
2009	0.20%	7,956	12.562325	99,946	0.00%	26.44%
Janus Aspen Series - Balanced Portfolio - Service Shares (JABS)
2011	0.00%	194,261	18.738519	3,640,163	2.33%	1.35%
2011	0.10%	104,385	18.564685	1,937,875	2.33%	1.25%
2011	0.20%	39,571	18.392478	727,809	2.33%	1.15%
2011	0.25%	249,377	18.306924	4,565,326	2.33%	1.10%
2010	0.00%	199,120	18.488077	3,681,346	2.48%	8.12%
2010	0.10%	120,166	18.334845	2,203,225	2.48%	8.01%
2010	0.20%	74,749	18.182894	1,359,153	2.48%	7.90%
2010	0.25%	315,673	18.107344	5,716,000	2.48%	7.85%
2009	0.00%	150,726	17.099722	2,577,373	3.12%	25.58%
2009	0.10%	148,713	16.974945	2,524,395	3.12%	25.46%
2009	0.20%	39,203	16.851105	660,614	3.12%	25.33%
2009	0.25%	356,531	16.789471	5,985,967	3.12%	25.27%
2008	0.00%	103,832	13.616425	1,413,821	2.30%	-16.06%
2008	0.10%	82,014	13.530581	1,109,697	2.30%	-16.14%
2008	0.20%	24,988	13.445294	335,971	2.30%	-16.23%
2008	0.25%	213,858	13.402810	2,866,298	2.30%	-16.27%
2008	0.40%	39,051	13.276251	518,451	2.30%	-16.39%
2007	0.00%	103,442	16.221536	1,677,988	2.47%	10.29%
2007	0.10%	71,356	16.135395	1,151,357	2.47%	10.18%
2007	0.20%	69,250	16.049753	1,111,445	2.47%	10.07%
2007	0.25%	193,582	16.007046	3,098,676	2.47%	10.01%
2007	0.40%	133,728	15.879713	2,123,562	2.47%	9.84%
Janus Aspen Series - Forty Portfolio - Service Shares (JACAS)
2011	0.00%	2,188,403	10.380944	22,717,689	0.25%	-6.94%
2011	0.10%	278,314	10.257850	2,854,903	0.25%	-7.03%
2011	0.20%	483,760	10.136220	4,903,498	0.25%	-7.13%
2011	0.25%	1,428,699	10.075943	14,395,490	0.25%	-7.17%
2010	0.00%	2,484,331	11.155290	27,713,433	0.23%	6.48%
2010	0.10%	361,943	11.034023	3,993,687	0.23%	6.37%
2010	0.20%	405,847	10.914078	4,429,446	0.23%	6.27%
2010	0.25%	2,211,789	10.854583	24,008,047	0.23%	6.21%
2009	0.00%	2,848,502	10.476528	29,842,411	0.01%	46.01%
2009	0.10%	332,343	10.372987	3,447,390	0.01%	45.87%
2009	0.20%	384,661	10.270489	3,950,657	0.01%	45.72%
2009	0.25%	1,893,904	10.219612	19,354,964	0.01%	45.65%
2009	0.40%	13,489	10.068481	135,814	0.01%	45.43%
2008	0.00%	2,977,283	7.174977	21,361,937	0.01%	-44.31%
2008	0.10%	364,911	7.111160	2,594,941	0.01%	-44.36%
2008	0.20%	358,465	7.047942	2,526,441	0.01%	-44.42%
2008	0.25%	1,873,016	7.016534	13,142,080	0.01%	-44.45%
2008	0.40%	73,114	6.923153	506,179	0.01%	-44.53%
2007	0.00%	2,924,576	12.883520	37,678,833	0.19%	36.63%
2007	0.10%	400,482	12.781740	5,118,857	0.19%	36.50%
2007	0.20%	250,814	12.680828	3,180,529	0.19%	36.36%
2007	0.25%	1,592,000	12.630653	20,108,000	0.19%	36.29%
2007	0.40%	59,336	12.481327	740,592	0.19%	36.09%
Janus Aspen Series - Global Technology Portfolio - Service II Shares (JAGTS2)
2011	0.00%	189,756	10.352942	1,964,533	0.00%	-8.81%
2010	0.00%	151,587	11.352948	1,720,959	0.00%	13.53%	5/3/2010

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT - 4

NOTES TO FINANCIAL STATEMENTS December 31, 2011

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
Janus Aspen Series - Global Technology Portfolio - Service Shares (JAGTS)
2011	0.00%	1,121,336	$5.249382	$5,886,321	0.00%	-8.66%
2011	0.10%	308,257	5.187105	1,598,961	0.00%	-8.75%
2011	0.20%	4,342	5.125546	22,255	0.00%	-8.84%
2011	0.25%	413,571	5.095046	2,107,163	0.00%	-8.88%
2010	0.00%	1,414,446	5.746904	8,128,685	0.00%	24.40%
2010	0.10%	331,841	5.684397	1,886,316	0.00%	24.27%
2010	0.20%	11,445	5.622552	64,350	0.00%	24.15%
2010	0.25%	413,420	5.591880	2,311,795	0.00%	24.09%
2009	0.00%	1,850,637	4.619855	8,549,675	0.00%	56.90%
2009	0.10%	337,606	4.574181	1,544,271	0.00%	56.74%
2009	0.25%	388,356	4.506481	1,750,119	0.00%	56.51%
2008	0.00%	2,144,996	2.944514	6,315,971	0.09%	-43.97%
2008	0.10%	319,290	2.918324	931,792	0.09%	-44.03%
2008	0.25%	300,519	2.879447	865,329	0.09%	-44.11%
2008	0.40%	110	2.841109	313	0.09%	-44.20%
2007	0.00%	2,554,744	5.255324	13,426,007	0.34%	21.70%
2007	0.10%	297,474	5.213806	1,550,972	0.34%	21.58%
2007	0.25%	291,228	5.152101	1,500,436	0.34%	21.39%
2007	0.40%	2,106	5.091162	10,722	0.34%	21.21%
Janus Aspen Series - Overseas Portfolio - Service II Shares (JAIGS2)
2011	0.00%	1,571,373	10.783470	16,944,854	0.38%	-32.33%
2010	0.00%	1,903,372	15.936367	30,332,835	0.54%	25.03%
2009	0.00%	1,868,731	12.746144	23,819,114	0.43%	79.07%
2008	0.00%	1,692,770	7.117893	12,048,956	2.73%	-52.21%
2007	0.00%	1,653,148	14.893765	24,621,598	0.49%	28.07%
Janus Aspen Series - Overseas Portfolio - Service Shares (JAIGS)
2011	0.00%	928,241	13.459012	12,493,207	0.37%	-32.34%
2011	0.10%	282,025	13.299473	3,750,784	0.37%	-32.40%
2011	0.20%	737,438	13.141734	9,691,214	0.37%	-32.47%
2011	0.25%	984,026	13.063595	12,854,917	0.37%	-32.51%
2010	0.00%	1,084,854	19.891294	21,579,150	0.53%	25.02%
2010	0.10%	326,192	19.675174	6,417,884	0.53%	24.89%
2010	0.20%	973,187	19.461274	18,939,459	0.53%	24.77%
2010	0.25%	990,271	19.355227	19,166,920	0.53%	24.70%
2009	0.00%	1,339,119	15.910990	21,306,709	0.41%	79.07%
2009	0.10%	374,105	15.753839	5,893,590	0.41%	78.89%
2009	0.20%	1,239,451	15.598133	19,333,122	0.41%	78.71%
2009	0.25%	951,078	15.520876	14,761,564	0.41%	78.62%
2008	0.00%	1,658,237	8.885289	14,733,915	1.05%	-52.23%
2008	0.10%	391,460	8.806322	3,447,323	1.05%	-52.28%
2008	0.20%	1,506,012	8.728004	13,144,479	1.05%	-52.32%
2008	0.25%	973,967	8.689119	8,462,915	1.05%	-52.35%
2008	0.40%	276,653	8.573479	2,371,879	1.05%	-52.42%
2007	0.00%	2,005,464	18.599320	37,300,267	0.44%	28.02%
2007	0.10%	392,780	18.452535	7,247,787	0.44%	27.89%
2007	0.20%	409,154	18.306795	7,490,298	0.44%	27.76%
2007	0.25%	1,103,674	18.234395	20,124,828	0.44%	27.70%
2007	0.40%	4,662	18.018848	84,004	0.44%	27.50%
Janus Aspen Series - Perkins Mid Cap Value Portfolio - Service Shares (JAMVS)
2011	0.00%	3,347	10.182308	34,080	0.73%	-2.98%
2011	0.20%	45,494	10.148540	461,698	0.73%	-3.18%
2011	0.25%	106,951	10.140120	1,084,496	0.73%	-3.22%
2010	0.20%	183	10.481347	1,918	0.42%	4.81%	5/3/2010
2010	0.25%	46,317	10.477878	485,304	0.42%	4.78%	5/3/2010

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT - 4

NOTES TO FINANCIAL STATEMENTS December 31, 2011

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
Retirement Emerging Markets Equity Portfolio - Service Shares (LZREMS)
2011	0.00%	37,548	$9.351075	$351,114	2.45%	-18.00%
2011	0.20%	1,020,922	9.320058	9,515,052	2.45%	-18.16%
2011	0.25%	725,228	9.312320	6,753,555	2.45%	-18.20%
2010	0.00%	18,770	11.403634	214,046	2.49%	14.04%	5/3/2010
2010	0.20%	322,122	11.388546	3,668,501	2.49%	13.89%	5/3/2010
2010	0.25%	363,235	11.384777	4,135,349	2.49%	13.85%	5/3/2010
Series Fund -Mid Cap Value Portfolio - Class VC (LOVMCV)
2011	0.00%	955	11.781054	11,251	0.18%	-4.01%
2011	0.10%	39,336	11.702808	460,342	0.18%	-4.11%
2011	0.20%	709	11.625075	8,242	0.18%	-4.20%
2011	0.25%	37,912	11.586400	439,264	0.18%	-4.25%
2010	0.00%	984	12.273411	12,077	0.37%	25.43%
2010	0.10%	63,727	12.204067	777,729	0.37%	25.30%
2010	0.20%	1,367	12.135118	16,589	0.37%	25.18%
2010	0.25%	41,890	12.100786	506,902	0.37%	25.12%
2009	0.00%	2,510	9.785090	24,561	0.52%	26.62%
2009	0.10%	56,829	9.739518	553,487	0.52%	26.49%
2009	0.25%	75,007	9.671569	725,435	0.52%	26.30%
2008	0.10%	43,763	7.699923	336,972	1.22%	-39.42%
2008	0.25%	81,281	7.657684	622,424	1.22%	-39.51%
2008	0.40%	9,534	7.615671	72,608	1.22%	-39.60%
2007	0.10%	46,312	12.709507	588,603	0.59%	0.48%
2007	0.25%	87,970	12.658811	1,113,596	0.59%	0.33%
2007	0.40%	14,806	12.608296	186,678	0.59%	0.18%
Investors Growth Stock Series - Initial Class (MIGIC)
2011	0.00%	192,257	15.796502	3,036,988	0.54%	0.58%
2010	0.00%	216,391	15.705759	3,398,585	0.45%	12.47%
2009	0.00%	237,765	13.963862	3,320,118	0.73%	39.55%
2008	0.00%	263,673	10.006089	2,638,336	0.61%	-36.87%
2007	0.00%	289,412	15.850552	4,587,340	0.33%	11.36%
Research International Series - Service Class (MVRISC)
2011	0.00%	7,541	7.802718	58,840	1.62%	-11.06%
2011	0.20%	160	7.730217	1,237	1.62%	-11.23%
2011	0.25%	102,864	7.712183	793,306	1.62%	-11.28%
2010	0.00%	4,927	8.772736	43,223	1.35%	10.47%
2010	0.25%	84,252	8.692628	732,371	1.35%	10.20%
2009	0.00%	1,144	7.940931	9,084	1.26%	30.57%
2009	0.25%	82,984	7.888076	654,584	1.26%	30.24%
2008	0.00%	213	6.081781	1,295	0.06%	-42.52%
2008	0.25%	24,151	6.056428	146,269	0.06%	-42.67%
2008	0.40%	15,870	6.041270	95,875	0.06%	-42.75%
2007	0.25%	128	10.563577	1,352	0.00%	5.64%	5/1/2007
2007	0.40%	772	10.552986	8,147	0.00%	5.53%	5/1/2007
Value Series - Initial Class (MVFIC)
2011	0.00%	407,456	18.226114	7,426,340	1.45%	-0.30%
2010	0.00%	441,004	18.281385	8,062,164	1.47%	11.53%
2009	0.00%	438,770	16.390924	7,191,846	1.29%	22.71%
2008	0.00%	406,164	13.356934	5,425,106	1.20%	-32.58%
2007	0.00%	348,380	19.812092	6,902,137	0.87%	7.91%

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT - 4

NOTES TO FINANCIAL STATEMENTS December 31, 2011

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
Value Series - Service Class (MVFSC)
2011	0.00%	125,373	$8.962764	$1,123,689	1.19%	-0.47%
2011	0.20%	263,888	8.886694	2,345,092	1.19%	-0.66%
2011	0.25%	1,640,910	8.867804	14,551,268	1.19%	-0.71%
2010	0.00%	78,860	9.004753	710,115	1.25%	11.22%
2010	0.20%	10,967	8.946185	98,113	1.25%	10.99%
2010	0.25%	677,810	8.931612	6,053,936	1.25%	10.94%
2009	0.00%	46,902	8.096650	379,749	1.17%	22.45%
2009	0.25%	420,507	8.050967	3,385,488	1.17%	22.15%
2008	0.00%	37,486	6.612135	247,862	1.35%	-32.74%
2008	0.25%	270,891	6.591290	1,785,521	1.35%	-32.91%
2008	0.40%	988	6.578814	6,500	1.35%	-33.01%
Variable Insurance Trust II -International Value Portfolio - Service Class (MVIVSC)
2011	0.00%	50,951	14.082958	717,541	1.09%	-1.78%
2011	0.20%	714,526	14.008123	10,009,168	1.09%	-1.97%
2011	0.25%	994,671	13.989490	13,914,940	1.09%	-2.02%
2010	0.00%	3,508	14.337712	50,297	1.41%	8.78%
2010	0.20%	520,695	14.290030	7,440,747	1.41%	8.56%
2010	0.25%	916,953	14.278137	13,092,381	1.41%	8.51%
2009	0.25%	230,861	13.158607	3,037,809	0.00%	31.59%	5/1/2009
Core Plus Fixed Income Portfolio - Class I (MSVFI)
2011	0.00%	186,591	13.569488	2,531,944	3.79%	5.65%
2010	0.00%	190,070	12.844145	2,441,287	6.09%	7.14%
2009	0.00%	208,669	11.987667	2,501,454	8.83%	9.64%
2008	0.00%	264,578	10.933218	2,892,689	4.73%	-10.20%
2007	0.00%	281,694	12.175696	3,429,821	3.71%	5.45%
Emerging Markets Debt Portfolio - Class I (MSEM)
2011	0.00%	176,124	30.097113	5,300,824	3.60%	7.03%
2011	0.10%	644,916	38.817591	25,034,086	3.60%	6.93%
2011	0.20%	102,810	29.466572	3,029,458	3.60%	6.82%
2011	0.25%	56,831	29.303784	1,665,363	3.60%	6.77%
2010	0.00%	212,950	28.119543	5,988,057	3.00%	9.74%
2010	0.10%	644,413	36.303218	23,394,266	3.00%	9.63%
2010	0.20%	81,138	27.585403	2,238,224	3.00%	9.53%
2010	0.25%	60,832	27.446686	1,669,637	3.00%	9.47%
2009	0.00%	190,919	25.622719	4,891,864	7.90%	30.21%
2009	0.10%	23,721	33.112830	785,469	7.90%	30.08%
2009	0.20%	68,982	25.186305	1,737,402	7.90%	29.95%
2009	0.25%	82,946	25.072181	2,079,637	7.90%	29.88%
2008	0.00%	235,478	19.678201	4,633,783	7.06%	-14.98%
2008	0.10%	32,806	25.456014	835,110	7.06%	-15.06%
2008	0.20%	94,088	19.381729	1,823,588	7.06%	-15.15%
2008	0.25%	83,661	19.303549	1,614,954	7.06%	-15.19%
2008	0.40%	69,947	17.858916	1,249,178	7.06%	-15.32%
2007	0.00%	244,604	23.144388	5,661,210	7.13%	6.53%
2007	0.10%	53,870	29.969902	1,614,479	7.13%	6.42%
2007	0.20%	79,524	22.841354	1,816,436	7.13%	6.32%
2007	0.25%	74,644	22.760599	1,698,942	7.13%	6.26%
2007	0.40%	68,018	21.088867	1,434,423	7.13%	6.10%

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT - 4

NOTES TO FINANCIAL STATEMENTS December 31, 2011

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
Global Real Estate Portfolio - Class II (VKVGR2)
2011	0.00%	26,783	$7.617163	$204,010	3.29%	-10.15%
2011	0.20%	17,677	7.552508	133,506	3.29%	-10.33%
2011	0.25%	100,281	7.536433	755,761	3.29%	-10.38%
2010	0.00%	17,979	8.477927	152,425	8.26%	22.32%
2010	0.20%	9,827	8.422781	82,771	8.26%	22.07%
2010	0.25%	120,544	8.409049	1,013,660	8.26%	22.01%
2009	0.00%	10,415	6.931156	72,188	0.02%	41.42%
2009	0.25%	98,075	6.892024	675,935	0.02%	41.06%
2008	0.00%	9,686	4.901259	47,474	4.11%	-44.34%
2008	0.25%	85,328	4.885787	416,894	4.11%	-44.48%
2008	0.40%	4,297	4.876534	20,954	4.11%	-44.57%
Mid Cap Growth Portfolio - Class I (MSVMG)
2011	0.00%	25,089	11.847974	297,254	0.33%	-7.12%
2011	0.10%	63,621	11.710491	745,033	0.33%	-7.21%
2011	0.20%	309,678	11.574643	3,584,412	0.33%	-7.31%
2011	0.25%	580,598	11.507335	6,681,136	0.33%	-7.35%
2010	0.00%	4,677	12.756351	59,661	0.00%	32.31%
2010	0.10%	64,134	12.620906	809,429	0.00%	32.18%
2010	0.20%	61,988	12.486960	774,042	0.00%	32.05%
2010	0.25%	787,070	12.420541	9,775,835	0.00%	31.98%
2009	0.00%	2,129	9.640943	20,526	0.00%	57.66%
2009	0.10%	76,530	9.548100	730,716	0.00%	57.50%
2009	0.20%	87,692	9.456210	829,234	0.00%	57.34%
2009	0.25%	839,125	9.410608	7,896,676	0.00%	57.27%
2008	0.00%	240,987	6.115056	1,473,649	0.80%	-46.77%
2008	0.10%	79,376	6.062222	481,195	0.80%	-46.82%
2008	0.20%	24,533	6.009877	147,440	0.80%	-46.87%
2008	0.25%	816,330	5.983894	4,884,832	0.80%	-46.90%
2008	0.40%	22,314	5.906531	131,798	0.80%	-46.98%
2007	0.00%	283,210	11.486951	3,253,219	0.00%	22.67%
2007	0.10%	59,566	11.399129	679,001	0.00%	22.54%
2007	0.20%	20,784	11.312053	235,110	0.00%	22.42%
2007	0.25%	401,714	11.268795	4,526,833	0.00%	22.36%
2007	0.40%	44,500	11.139857	495,724	0.00%	22.17%
The Universal Institutional Funds, Inc. - Capital Growth Portfolio - Class I (MSVEG)
2011	0.00%	4,822	10.096697	48,686	0.04%	-2.80%
2011	0.20%	3,377	10.011033	33,807	0.04%	-2.99%
2011	0.25%	66,787	9.989709	667,183	0.04%	-3.04%
2010	0.00%	2,539	10.387395	26,374	0.16%	22.86%
2010	0.20%	2,940	10.319840	30,340	0.16%	22.62%
2010	0.25%	8,071	10.302995	83,155	0.16%	22.55%
2009	0.25%	45,095	8.406886	379,109	0.00%	65.14%
2008	0.25%	39,408	5.090726	200,615	0.00%	-49.31%

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT - 4

NOTES TO FINANCIAL STATEMENTS December 31, 2011

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
U.S. Real Estate Portfolio - Class I (MSVRE)
2011	0.10%	101,526	$38.529319	$3,911,728	0.88%	5.81%
2011	0.20%	189,017	31.159562	5,889,687	0.88%	5.71%
2011	0.25%	472,847	30.987316	14,652,259	0.88%	5.66%
2010	0.10%	100,621	36.412421	3,663,854	2.31%	29.83%
2010	0.20%	182,394	29.476966	5,376,422	2.31%	29.70%
2010	0.25%	555,658	29.328633	16,296,690	2.31%	29.64%
2009	0.10%	111,151	28.046079	3,117,350	4.14%	28.23%
2009	0.20%	142,875	22.726829	3,247,096	4.14%	28.10%
2009	0.25%	640,708	22.623746	14,495,215	4.14%	28.03%
2009	0.40%	585	23.083528	13,504	4.14%	27.84%
2008	0.00%	1,007,215	18.602467	18,736,684	3.40%	-37.89%
2008	0.10%	141,708	21.872227	3,099,470	3.40%	-37.96%
2008	0.20%	136,212	17.741677	2,416,629	3.40%	-38.02%
2008	0.25%	648,045	17.670052	11,450,989	3.40%	-38.05%
2008	0.40%	60,957	18.056248	1,100,655	3.40%	-38.14%
2007	0.00%	1,115,184	29.952335	33,402,365	1.11%	-17.07%
2007	0.10%	183,278	35.252498	6,461,007	1.11%	-17.15%
2007	0.20%	249,376	28.623844	7,138,100	1.11%	-17.24%
2007	0.25%	617,432	28.522644	17,610,793	1.11%	-17.28%
2007	0.40%	172,122	29.190018	5,024,244	1.11%	-17.40%
American Century NVIT Multi Cap Value Fund - Class I (NVAMV1)
2011	0.00%	2,222,487	14.348277	31,888,859	1.60%	0.65%
2010	0.00%	2,641,103	14.256071	37,651,752	1.97%	13.46%
2009	0.00%	2,210	12.564442	27,767	1.25%	25.64%	5/1/2009
American Funds NVIT Asset Allocation Fund - Class II (GVAAA2)
2011	0.00%	433,074	10.979437	4,754,909	1.37%	0.93%
2010	0.00%	483,491	10.878393	5,259,605	1.49%	12.02%
2009	0.00%	405,011	9.711378	3,933,215	0.08%	23.41%
2008	0.00%	395,090	7.868935	3,108,938	2.59%	-29.78%
2007	0.00%	340,142	11.205324	3,811,401	2.43%	6.14%
American Funds NVIT Bond Fund - Class II (GVABD2)
2011	0.00%	174,797	12.292646	2,148,718	2.35%	5.72%
2010	0.00%	229,234	11.627184	2,665,346	2.06%	5.99%
2009	0.00%	248,317	10.970085	2,724,059	0.32%	12.15%
2008	0.00%	253,508	9.781713	2,479,742	5.43%	-9.87%
2007	0.00%	223,108	10.853118	2,421,417	8.46%	2.98%
American Funds NVIT Global Growth Fund - Class II (GVAGG2)
2011	0.00%	426,331	10.875437	4,636,536	1.00%	-9.31%
2010	0.00%	473,561	11.991721	5,678,811	0.81%	11.30%
2009	0.00%	536,732	10.774250	5,782,885	0.00%	41.60%
2008	0.00%	518,855	7.608765	3,947,846	2.78%	-38.64%
2007	0.00%	451,322	12.399481	5,596,159	2.98%	14.36%
American Funds NVIT Growth Fund - Class II (GVAGR2)
2011	0.00%	786,500	10.115272	7,955,661	0.26%	-4.69%
2010	0.00%	773,203	10.612804	8,205,852	0.17%	18.19%
2009	0.00%	789,242	8.979238	7,086,792	0.00%	38.78%
2008	0.00%	801,346	6.470039	5,184,740	2.15%	-44.21%
2007	0.00%	610,966	11.597638	7,085,762	0.75%	11.90%
American Funds NVIT Growth - Income Fund - Class II (GVAGI2)
2011	0.00%	279,694	8.687464	2,429,832	0.99%	-2.24%
2010	0.00%	293,429	8.886120	2,607,445	0.96%	10.97%
2009	0.00%	290,258	8.007342	2,324,195	0.00%	30.69%
2008	0.00%	232,982	6.126963	1,427,472	2.61%	-38.06%
2007	0.00%	94,768	9.892316	937,475	2.46%	-1.08%	5/1/2007

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT - 4

NOTES TO FINANCIAL STATEMENTS December 31, 2011

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
Federated NVIT High Income Bond Fund - Class I (HIBF)
2011	0.00%	192,805	$20.916000	$4,032,709	8.22%	3.82%
2011	0.10%	94,398	18.840517	1,778,507	8.22%	3.71%
2011	0.20%	31,722	21.044304	667,567	8.22%	3.61%
2011	0.25%	618,849	20.928041	12,951,297	8.22%	3.56%
2010	0.00%	217,797	20.146924	4,387,940	8.65%	13.15%
2010	0.10%	96,568	18.165863	1,754,241	8.65%	13.04%
2010	0.20%	97,797	20.310994	1,986,354	8.65%	12.93%
2010	0.25%	722,680	20.208859	14,604,538	8.65%	12.87%
2009	0.00%	248,681	17.804842	4,427,726	9.89%	46.00%
2009	0.10%	62,774	16.070122	1,008,786	9.89%	45.85%
2009	0.20%	79,750	17.985742	1,434,363	9.89%	45.71%
2009	0.25%	790,244	17.904242	14,148,720	9.89%	45.63%
2009	0.40%	9,813	16.184733	158,821	9.89%	45.41%
2008	0.00%	312,224	12.195368	3,807,687	9.24%	-27.99%
2008	0.10%	56,513	11.018160	622,669	9.24%	-28.06%
2008	0.20%	70,677	12.343884	872,429	9.24%	-28.13%
2008	0.25%	629,259	12.294086	7,736,164	9.24%	-28.17%
2008	0.40%	197,959	11.130031	2,203,290	9.24%	-28.28%
2007	0.00%	650,262	16.935434	11,012,469	7.29%	3.13%
2007	0.10%	47,480	15.315998	727,204	7.29%	3.03%
2007	0.20%	69,190	17.176023	1,188,409	7.29%	2.93%
2007	0.25%	419,204	17.115297	7,174,801	7.29%	2.88%
2007	0.40%	205,334	15.518038	3,186,381	7.29%	2.72%
Federated NVIT High Income Bond Fund - Class III (HIBF3)
2011	0.00%	746,693	14.839228	11,080,348	7.79%	3.81%
2010	0.00%	838,621	14.295077	11,988,152	8.54%	13.16%
2009	0.00%	949,161	12.632602	11,990,373	10.36%	46.08%
2008	0.00%	707,956	8.647843	6,122,292	8.18%	-28.10%
2007	0.00%	1,316,814	12.027193	15,837,576	7.98%	3.17%
NVIT Emerging Markets Fund - Class I (GEM)
2011	0.00%	86,175	22.948246	1,977,565	0.51%	-22.37%
2011	0.10%	135,864	22.691603	3,082,972	0.51%	-22.45%
2011	0.20%	37,968	22.437772	851,917	0.51%	-22.53%
2011	0.25%	208,036	22.311980	4,641,695	0.51%	-22.57%
2010	0.00%	108,618	29.562687	3,211,040	0.06%	16.17%
2010	0.10%	142,172	29.261305	4,160,138	0.06%	16.06%
2010	0.20%	338,600	28.962911	9,806,842	0.06%	15.94%
2010	0.25%	366,617	28.814934	10,564,045	0.06%	15.88%
2009	0.00%	129,828	25.446836	3,303,712	1.36%	63.31%
2009	0.10%	153,669	25.212581	3,874,392	1.36%	63.15%
2009	0.20%	362,310	24.980405	9,050,651	1.36%	62.99%
2009	0.25%	493,823	24.865174	12,278,995	1.36%	62.91%
2009	0.40%	100	24.522567	2,452	1.36%	62.66%
2008	0.00%	149,822	15.581599	2,334,466	1.16%	-57.76%
2008	0.10%	140,572	15.453591	2,172,342	1.16%	-57.80%
2008	0.20%	249,942	15.326599	3,830,761	1.16%	-57.85%
2008	0.25%	421,621	15.263531	6,435,425	1.16%	-57.87%
2008	0.40%	247,183	15.075807	3,726,483	1.16%	-57.93%
2007	0.00%	204,784	36.889137	7,554,305	0.71%	45.58%
2007	0.10%	146,372	36.622841	5,360,558	0.71%	45.43%
2007	0.20%	410,876	36.358404	14,938,796	0.71%	45.29%
2007	0.25%	406,344	36.226972	14,720,613	0.71%	45.21%
2007	0.40%	273,120	35.835395	9,787,363	0.71%	44.99%

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT - 4

NOTES TO FINANCIAL STATEMENTS December 31, 2011

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
NVIT Emerging Markets Fund - Class III (GEM3)
2011	0.00%	746,323	$16.493303	$12,309,331	0.71%	-22.39%
2010	0.00%	794,544	21.252025	16,885,669	0.07%	16.21%
2009	0.00%	818,029	18.287102	14,959,380	1.28%	63.48%
2008	0.00%	811,502	11.185864	9,077,351	1.15%	-57.83%
2007	0.00%	938,196	26.524857	24,885,515	0.72%	45.55%
NVIT International Equity Fund - Class I (GIG)
2011	0.00%	402,975	12.216006	4,922,745	1.35%	-9.76%
2011	0.10%	146,364	12.079365	1,767,984	1.35%	-9.85%
2011	0.20%	21,256	11.944297	253,888	1.35%	-9.94%
2011	0.25%	211,674	11.877298	2,514,115	1.35%	-9.99%
2010	0.00%	263,475	13.537857	3,566,887	0.95%	13.29%
2010	0.10%	80,397	13.399813	1,077,305	0.95%	13.18%
2010	0.20%	5,187	13.263217	68,796	0.95%	13.06%
2010	0.25%	68,531	13.195400	904,294	0.95%	13.01%
2009	0.00%	275,076	11.949736	3,287,086	1.09%	29.72%
2009	0.10%	87,077	11.839714	1,030,967	1.09%	29.59%
2009	0.25%	98,498	11.676578	1,150,120	1.09%	29.40%
2008	0.00%	457,734	9.211762	4,216,537	1.36%	-46.06%
2008	0.10%	91,345	9.136079	834,535	1.36%	-46.11%
2008	0.25%	107,083	9.023725	966,288	1.36%	-46.19%
2008	0.40%	722	8.912712	6,435	1.36%	-46.27%
2007	0.00%	522,056	17.076402	8,914,838	0.38%	27.15%
2007	0.10%	180,062	16.953079	3,052,605	0.38%	27.02%
2007	0.25%	36,532	16.769826	612,635	0.38%	26.83%
NVIT International Equity Fund - Class III (GIG3)
2011	0.00%	519,645	7.311920	3,799,603	1.34%	-9.76%
2010	0.00%	484,564	8.103077	3,926,459	1.02%	13.27%
2009	0.00%	516,240	7.153834	3,693,095	0.22%	29.67%
2008	0.00%	24,803	5.516874	136,835	1.55%	-44.83%	5/1/2008
Gartmore NVIT International Equity Fund - Class VI (NVIE6)
2011	0.00%	48,864	7.251572	354,341	0.92%	-10.00%
2010	0.00%	79,753	8.057227	642,588	0.98%	13.00%
2009	0.00%	70,672	7.130177	503,904	0.24%	29.45%
2008	0.00%	6,719	5.508000	37,008	1.45%	-44.92%	5/1/2008
Neuberger Berman NVIT Multi Cap Opportunities Fund - Class I (NVNMO1)
2011	0.00%	1,522,830	8.099461	12,334,102	0.57%	-11.62%
2010	0.00%	1,705,119	9.164158	15,625,980	0.21%	15.61%
2009	0.00%	1,906,534	7.927018	15,113,129	0.18%	52.96%
2008	0.00%	180	5.182412	933	0.00%	-48.18%	5/1/2008
Neuberger Berman NVIT Socially Responsible Fund - Class I (NVNSR1)
2011	0.00%	59,405	9.723793	577,642	0.72%	-3.18%
2010	0.00%	25,390	10.043115	254,995	0.89%	23.58%
2009	0.00%	21,943	8.126831	178,327	0.37%	31.53%
2008	0.00%	5,037	6.178465	31,121	0.45%	-38.22%	5/1/2008
NVIT Cardinal Aggressive Fund - Class I (NVCRA1)
2011	0.00%	181,560	8.950086	1,624,978	2.09%	-6.19%
2011	0.20%	10	13.892348	139	2.09%	-6.37%
2011	0.25%	202	13.873846	2,803	2.09%	-6.42%
2010	0.00%	85,305	9.540229	813,829	0.40%	15.00%
2010	0.20%	3	14.837971	45	0.40%	14.77%
2010	0.25%	438	14.825611	6,494	0.40%	14.71%
2009	0.00%	42,686	8.295819	354,115	1.03%	29.30%
2009	0.25%	132	12.924011	1,706	1.03%	29.24%	5/1/2009
2008	0.00%	43,904	6.416027	281,689	2.01%	-35.84%	5/1/2008

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT - 4

NOTES TO FINANCIAL STATEMENTS December 31, 2011

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
NVIT Cardinal Balanced Fund - Class I (NVCRB1)
2011	0.00%	273,343	$10.462826	$2,859,940	2.55%	-1.26%
2011	0.10%	10,039,458	12.832969	128,836,053	2.55%	-1.36%
2010	0.00%	171,673	10.596561	1,819,143	0.04%	10.46%
2010	0.10%	10,172,685	13.009970	132,346,327	0.04%	10.35%
2010	0.20%	7	12.988326	91	0.04%	10.24%
2010	0.25%	50	12.977497	649	0.04%	10.18%
2009	0.00%	90,417	9.593104	867,380	2.22%	19.88%
2009	0.25%	6	11.777952	71	2.22%	17.78%	5/1/2009
2008	0.00%	65,101	8.002099	520,945	2.15%	-19.98%	5/1/2008
NVIT Cardinal Capital Appreciation Fund - Class I (NVCCA1)
2011	0.00%	353,307	9.807509	3,465,062	2.31%	-3.37%
2011	0.20%	7	13.310277	93	2.31%	-3.56%
2011	0.25%	8	13.292549	106	2.31%	-3.61%
2010	0.00%	366,215	10.149086	3,716,748	0.64%	12.46%
2010	0.20%	2	13.801379	28	0.64%	12.23%
2010	0.25%	14	13.789878	193	0.64%	12.17%
2009	0.00%	172,546	9.025006	1,557,229	1.99%	24.25%
2008	0.00%	71,014	7.263571	515,815	1.50%	-27.36%	5/1/2008
NVIT Cardinal Conservative Fund - Class I (NVCCN1)
2011	0.00%	244,720	11.227964	2,747,707	2.65%	1.50%
2011	0.20%	223	11.918680	2,658	2.65%	1.30%
2010	0.00%	132,942	11.062310	1,470,646	1.26%	6.87%
2010	0.20%	107	11.766279	1,259	1.26%	6.65%
2010	0.25%	10	11.756479	118	1.26%	6.60%
2009	0.00%	89,148	10.351566	922,821	2.79%	13.22%
2008	0.00%	32,838	9.142885	300,234	1.40%	-8.57%	5/1/2008
NVIT Cardinal Moderate Fund - Class I (NVCMD1)
2011	0.00%	534,729	10.135390	5,419,687	2.45%	-2.25%
2011	0.25%	8	13.034508	104	2.45%	-2.49%
2010	0.00%	346,937	10.368348	3,597,164	0.93%	11.42%
2009	0.00%	241,583	9.305236	2,247,987	2.29%	22.00%
2008	0.00%	83,184	7.626933	634,439	2.04%	-23.73%	5/1/2008
NVIT Cardinal Moderately Aggressive Fund - Class I (NVCMA1)
2011	0.00%	513,993	9.463303	4,864,071	2.42%	-4.57%
2011	0.20%	31	13.560483	420	2.42%	-4.76%
2011	0.25%	35	13.542423	474	2.42%	-4.81%
2010	0.00%	486,915	9.916957	4,828,715	0.73%	13.50%
2010	0.20%	8	14.238938	114	0.73%	13.27%
2010	0.25%	224	14.227081	3,187	0.73%	13.21%
2009	0.00%	345,676	8.737590	3,020,375	1.60%	26.69%
2009	0.25%	11	12.566486	138	1.60%	25.66%	5/1/2009
2008	0.00%	223,705	6.896919	1,542,875	1.52%	-31.03%	5/1/2008
NVIT Cardinal Moderately Conservative Fund - Class I (NVCMC1)
2011	0.00%	114,210	10.740467	1,226,669	2.52%	-0.28%
2011	0.20%	665	12.513661	8,322	2.52%	-0.48%
2010	0.00%	102,837	10.770841	1,107,641	1.12%	9.31%
2010	0.20%	424	12.574113	5,331	1.12%	9.10%
2010	0.25%	38	12.563636	477	1.12%	9.04%
2009	0.00%	66,327	9.853071	653,525	2.50%	17.64%
2008	0.00%	33,824	8.375935	283,308	2.14%	-16.24%	5/1/2008
NVIT Core Bond Fund - Class I (NVCBD1)
2011	0.00%	80,629	12.345910	995,438	3.32%	6.59%
2010	0.00%	59,061	11.582155	684,054	2.81%	7.06%
2009	0.00%	56,157	10.818752	607,549	2.99%	8.78%
2008	0.00%	21,176	9.945181	210,599	4.53%	-0.55%	5/1/2008

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT - 4

NOTES TO FINANCIAL STATEMENTS December 31, 2011

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
NVIT Core Plus Bond Fund - Class I (NVLCP1)
2011	0.00%	35,901	$13.370773	$480,024	2.56%	6.37%
2010	0.00%	18,485	12.569892	232,354	2.49%	8.35%
2009	0.00%	21,838	11.600708	253,336	4.05%	16.62%
2008	0.00%	13,545	9.947099	134,733	3.73%	-0.53%	5/1/2008
NVIT Fund - Class I (TRF)
2011	0.00%	2,024,151	13.993147	28,324,242	1.15%	0.53%
2011	0.10%	4,619,387	11.473793	53,001,890	1.15%	0.43%
2011	0.20%	3,750	11.141231	41,780	1.15%	0.33%
2011	0.25%	19,700	11.079648	218,269	1.15%	0.28%
2010	0.00%	2,208,854	13.919537	30,746,225	0.79%	13.45%
2010	0.10%	4,747,522	11.424837	54,239,665	0.79%	13.34%
2010	0.20%	58,071	11.104765	644,865	0.79%	13.22%
2010	0.25%	30,679	11.048893	338,969	0.79%	13.17%
2009	0.00%	2,358,784	12.269388	28,940,836	1.35%	26.10%
2009	0.10%	27,862,777	10.080498	280,870,668	1.35%	25.97%
2009	0.20%	72,093	9.807872	707,079	1.35%	25.84%
2009	0.25%	42,014	9.763407	410,200	1.35%	25.78%
2008	0.00%	2,528,801	9.730137	24,605,580	1.41%	-41.55%
2008	0.10%	28,106,065	8.002258	224,911,983	1.41%	-41.61%
2008	0.20%	56,085	7.793622	437,105	1.41%	-41.67%
2008	0.25%	46,732	7.762178	362,742	1.41%	-41.70%
2008	0.40%	798	8.031680	6,409	1.41%	-41.79%
2007	0.00%	2,766,768	16.648158	46,061,591	1.03%	8.18%
2007	0.10%	28,344,872	13.705507	388,480,842	1.03%	8.07%
2007	0.20%	50,032	13.361574	668,506	1.03%	7.96%
2007	0.25%	52,394	13.314351	697,592	1.03%	7.91%
2007	0.40%	1,370	13.797367	18,902	1.03%	7.75%
NVIT Government Bond Fund - Class I (GBF)
2011	0.00%	1,713,711	21.331346	36,555,762	2.95%	7.25%
2011	0.10%	177,033	19.602079	3,470,215	2.95%	7.15%
2011	0.20%	1,225,833	17.762299	21,773,612	2.95%	7.04%
2011	0.25%	3,176,064	17.664198	56,102,623	2.95%	6.99%
2010	0.00%	1,970,073	19.888530	39,181,856	2.91%	4.78%
2010	0.10%	179,088	18.294455	3,276,317	2.91%	4.68%
2010	0.20%	1,247,423	16.593936	20,699,657	2.91%	4.57%
2010	0.25%	3,252,714	16.510521	53,704,003	2.91%	4.52%
2009	0.00%	2,155,474	18.980932	40,912,905	3.40%	2.69%
2009	0.10%	172,188	17.477068	3,009,341	3.40%	2.59%
2009	0.20%	1,080,876	15.868375	17,151,746	3.40%	2.48%
2009	0.25%	3,410,676	15.796520	53,876,812	3.40%	2.43%
2009	0.40%	15,678	17.785926	278,848	3.40%	2.28%
2008	0.00%	2,666,781	18.484063	49,292,948	4.28%	7.72%
2008	0.10%	149,239	17.036588	2,542,523	4.28%	7.61%
2008	0.20%	1,179,027	15.483913	18,255,951	4.28%	7.50%
2008	0.25%	3,301,654	15.421502	50,916,464	4.28%	7.45%
2008	0.40%	485,177	17.389732	8,437,098	4.28%	7.29%
2007	0.00%	2,247,294	17.159530	38,562,509	4.48%	7.16%
2007	0.10%	160,904	15.831585	2,547,365	4.48%	7.05%
2007	0.20%	717,380	14.403124	10,332,513	4.48%	6.94%
2007	0.25%	3,004,026	14.352245	43,114,517	4.48%	6.89%
2007	0.40%	440,784	16.208282	7,144,351	4.48%	6.73%

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT - 4

NOTES TO FINANCIAL STATEMENTS December 31, 2011

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
American Century NVIT Growth Fund - Class I (CAF)
2011	0.00%	1,203,204	$9.588872	$11,537,369	0.58%	-0.69%
2011	0.10%	127,078	7.214766	916,838	0.58%	-0.79%
2011	0.20%	25,516	9.207740	234,945	0.58%	-0.89%
2011	0.25%	5,000	9.156818	45,784	0.58%	-0.94%
2010	0.00%	1,313,922	9.655570	12,686,666	0.62%	19.25%
2010	0.10%	114,797	7.272204	834,827	0.62%	19.13%
2010	0.20%	21,579	9.290303	200,475	0.62%	19.01%
2010	0.25%	5,239	9.243540	48,427	0.62%	18.95%
2009	0.00%	1,493,205	8.097149	12,090,703	0.55%	33.47%
2009	0.10%	389,073	6.104552	2,375,116	0.55%	33.34%
2009	0.20%	83,427	7.806410	651,265	0.55%	33.20%
2009	0.25%	5,496	7.771001	42,709	0.55%	33.14%
2008	0.00%	1,603,390	6.066573	9,727,082	0.28%	-38.71%
2008	0.10%	208,878	4.578246	956,295	0.28%	-38.77%
2008	0.20%	99,363	5.860450	582,312	0.28%	-38.83%
2008	0.25%	8,138	5.836782	47,500	0.28%	-38.86%
2007	0.00%	1,726,074	9.897441	17,083,716	0.18%	19.54%
2007	0.10%	226,134	7.476755	1,690,749	0.18%	19.42%
2007	0.20%	76,332	9.580341	731,287	0.18%	19.30%
2007	0.25%	8,184	9.546438	78,128	0.18%	19.24%
NVIT International Index Fund - Class II (GVIX2)
2011	0.00%	130,671	6.957271	909,114	2.62%	-12.72%
2011	0.20%	8,251	6.892598	56,871	2.62%	-12.89%
2011	0.25%	907,509	6.876547	6,240,528	2.62%	-12.94%
2010	0.00%	52,697	7.971131	420,055	2.29%	7.52%
2010	0.20%	7,211	7.912838	57,059	2.29%	7.30%
2010	0.25%	772,390	7.898348	6,100,605	2.29%	7.25%
2009	0.00%	30,419	7.413670	225,516	2.43%	28.58%
2009	0.25%	468,130	7.364341	3,447,469	2.43%	28.26%
2008	0.00%	592	5.765640	3,413	1.66%	-43.11%
2008	0.25%	37,630	5.741605	216,057	1.66%	-43.25%
2008	0.40%	76,167	5.727230	436,226	1.66%	-43.34%
2007	0.25%	164,488	10.117465	1,664,202	3.21%	1.17%	5/1/2007
2007	0.40%	55,246	10.107323	558,389	3.21%	1.07%	5/1/2007
NVIT International Index Fund - Class VI (GVIX6)
2011	0.00%	94,205	8.254444	777,610	2.74%	-12.72%
2010	0.00%	71,480	9.456969	675,984	2.11%	7.54%
2009	0.00%	65,290	8.793694	574,140	2.61%	28.62%
2008	0.00%	71,845	6.837123	491,213	2.06%	-43.11%
2007	0.00%	53,368	12.017667	641,359	1.67%	9.50%

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT - 4

NOTES TO FINANCIAL STATEMENTS December 31, 2011

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
NVIT Investor Destinations Aggressive Fund - Class II (GVIDA)
2011	0.00%	1,230,015	$14.813448	$18,220,763	1.80%	-3.93%
2011	0.10%	162,340	14.667084	2,381,054	1.80%	-4.03%
2011	0.20%	83,626	14.522177	1,214,432	1.80%	-4.12%
2011	0.25%	137,252	14.450227	1,983,323	1.80%	-4.17%
2010	0.00%	1,251,096	15.419576	19,291,370	1.71%	14.63%
2010	0.10%	160,260	15.282480	2,449,170	1.71%	14.51%
2010	0.20%	121,836	15.146603	1,845,402	1.71%	14.40%
2010	0.25%	289,316	15.079089	4,362,622	1.71%	14.34%
2009	0.00%	1,378,139	13.451838	18,538,503	1.09%	27.21%
2009	0.10%	141,202	13.345564	1,884,420	1.09%	27.08%
2009	0.20%	196,053	13.240124	2,595,766	1.09%	26.95%
2009	0.25%	342,826	13.187693	4,521,084	1.09%	26.89%
2009	0.40%	897	13.031705	11,689	1.09%	26.70%
2008	0.00%	1,362,477	10.574854	14,407,995	2.07%	-36.84%
2008	0.10%	206,669	10.501810	2,170,399	2.07%	-36.91%
2008	0.20%	190,819	10.429261	1,990,101	2.07%	-36.97%
2008	0.25%	234,097	10.393146	2,433,004	2.07%	-37.00%
2008	0.40%	82,666	10.285643	850,273	2.07%	-37.10%
2007	0.00%	1,376,510	16.743624	23,047,766	2.03%	5.96%
2007	0.10%	211,970	16.644647	3,528,166	2.03%	5.85%
2007	0.20%	198,282	16.546241	3,280,822	2.03%	5.75%
2007	0.25%	160,792	16.497208	2,652,619	2.03%	5.69%
2007	0.40%	157,686	16.351146	2,578,347	2.03%	5.53%
NVIT Investor Destinations Balanced Fund - Class II (NVDBL2)
2011	0.00%	12,871	12.895684	165,980	2.25%	0.88%
2010	0.00%	7,276	12.782641	93,006	1.26%	9.81%
2009	0.00%	1,883	11.640280	21,919	0.87%	16.40%	5/1/2009
NVIT Investor Destinations Capital Appreciation Fund - Class II (NVDCA2)
2011	0.00%	20,856	13.544740	282,489	2.08%	-0.94%
2010	0.00%	9,246	13.672666	126,417	0.96%	12.03%
2009	0.00%	10,225	12.204484	124,791	0.71%	22.04%	5/1/2009
NVIT Investor Destinations Conservative Fund - Class II (GVIDC)
2011	0.00%	589,915	14.656785	8,646,257	2.50%	2.93%
2011	0.10%	22,883	14.512020	332,079	2.50%	2.83%
2011	0.20%	56,571	14.368627	812,848	2.50%	2.73%
2011	0.25%	143,852	14.297532	2,056,729	2.50%	2.67%
2010	0.00%	634,498	14.239553	9,034,968	2.23%	5.89%
2010	0.10%	25,085	14.112974	354,024	2.23%	5.79%
2010	0.20%	135,026	13.987465	1,888,671	2.23%	5.68%
2010	0.25%	173,444	13.925202	2,415,243	2.23%	5.63%
2009	0.00%	787,357	13.447193	10,587,742	1.73%	9.08%
2009	0.10%	35,939	13.340983	479,462	1.73%	8.98%
2009	0.20%	103,310	13.235577	1,367,367	1.73%	8.87%
2009	0.25%	189,396	13.183237	2,496,852	1.73%	8.81%
2009	0.40%	658	13.027295	8,572	1.73%	8.65%
2008	0.00%	746,175	12.327359	9,198,367	3.88%	-6.02%
2008	0.10%	36,290	12.242222	444,270	3.88%	-6.12%
2008	0.20%	72,139	12.157648	877,041	3.88%	-6.21%
2008	0.25%	508,679	12.115615	6,162,959	3.88%	-6.26%
2008	0.40%	713,252	11.990270	8,552,084	3.88%	-6.40%
2007	0.00%	621,536	13.117367	8,152,916	3.54%	5.38%
2007	0.10%	35,914	13.039806	468,312	3.54%	5.28%
2007	0.20%	28,608	12.962685	370,836	3.54%	5.17%
2007	0.25%	332,180	12.924331	4,293,204	3.54%	5.12%
2007	0.40%	106,108	12.809833	1,359,226	3.54%	4.96%

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT - 4

NOTES TO FINANCIAL STATEMENTS December 31, 2011

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
NVIT Investor Destinations Moderate Fund - Class II (GVIDM)
2011	0.00%	3,959,245	$15.112388	$59,833,118	2.12%	-0.04%
2011	0.10%	218,054	14.963083	3,262,760	2.12%	-0.14%
2011	0.20%	302,677	14.815234	4,484,231	2.12%	-0.24%
2011	0.25%	390,082	14.741846	5,750,529	2.12%	-0.29%
2010	0.00%	4,345,889	15.118520	65,703,410	1.99%	10.91%
2010	0.10%	189,430	14.984107	2,838,439	1.99%	10.80%
2010	0.20%	382,830	14.850857	5,685,354	1.99%	10.69%
2010	0.25%	805,184	14.784666	11,904,377	1.99%	10.64%
2009	0.00%	4,458,884	13.630962	60,778,878	1.56%	19.14%
2009	0.10%	144,450	13.523280	1,953,438	1.56%	19.02%
2009	0.20%	480,252	13.416419	6,443,262	1.56%	18.90%
2009	0.25%	863,030	13.363298	11,532,927	1.56%	18.84%
2009	0.40%	2,599	13.205276	34,321	1.56%	18.66%
2008	0.00%	3,933,503	11.441586	45,005,513	2.82%	-23.20%
2008	0.10%	117,688	11.362546	1,337,235	2.82%	-23.27%
2008	0.20%	205,224	11.284040	2,315,756	2.82%	-23.35%
2008	0.25%	551,789	11.244982	6,204,857	2.82%	-23.39%
2008	0.40%	189,624	11.128694	2,110,267	2.82%	-23.50%
2007	0.00%	3,877,166	14.896957	57,757,975	2.71%	5.66%
2007	0.10%	117,560	14.808865	1,740,930	2.71%	5.55%
2007	0.20%	221,366	14.721295	3,258,794	2.71%	5.45%
2007	0.25%	341,144	14.677673	5,007,200	2.71%	5.39%
2007	0.40%	384,024	14.547724	5,586,675	2.71%	5.24%
NVIT Investor Destinations Moderately Aggressive Fund - Class II (GVDMA)
2011	0.00%	4,147,741	15.132127	62,764,144	2.03%	-2.13%
2011	0.10%	250,895	14.982582	3,759,055	2.03%	-2.22%
2011	0.20%	34,628	14.834535	513,690	2.03%	-2.32%
2011	0.25%	217,442	14.761085	3,209,680	2.03%	-2.37%
2010	0.00%	4,382,022	15.460895	67,749,982	1.89%	12.83%
2010	0.10%	291,696	15.323384	4,469,770	1.89%	12.72%
2010	0.20%	67,465	15.187117	1,024,599	1.89%	12.61%
2010	0.25%	400,034	15.119471	6,048,302	1.89%	12.55%
2009	0.00%	4,600,411	13.702388	63,036,616	1.31%	24.39%
2009	0.10%	218,272	13.594088	2,967,209	1.31%	24.27%
2009	0.20%	44,938	13.486671	606,064	1.31%	24.14%
2009	0.25%	474,675	13.433301	6,376,452	1.31%	24.08%
2009	0.40%	20	13.274448	265	1.31%	23.90%
2008	0.00%	4,832,634	11.015454	53,233,658	2.49%	-31.39%
2008	0.10%	157,940	10.939329	1,727,758	2.49%	-31.46%
2008	0.20%	45,387	10.863747	493,073	2.49%	-31.53%
2008	0.25%	434,590	10.826159	4,704,940	2.49%	-31.56%
2008	0.40%	41,029	10.714194	439,593	2.49%	-31.66%
2007	0.00%	4,655,618	16.055259	74,747,153	2.31%	6.15%
2007	0.10%	168,006	15.960296	2,681,425	2.31%	6.04%
2007	0.20%	53,480	15.865910	848,509	2.31%	5.94%
2007	0.25%	236,756	15.818947	3,745,231	2.31%	5.88%
2007	0.40%	202,098	15.678888	3,168,672	2.31%	5.72%

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT - 4

NOTES TO FINANCIAL STATEMENTS December 31, 2011

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
NVIT Investor Destinations Moderately Conservative Fund - Class II (GVDMC)
2011	0.00%	908,615	$15.186765	$13,798,922	2.30%	2.06%
2011	0.10%	67,795	15.036737	1,019,416	2.30%	1.96%
2011	0.20%	9,866	14.888185	146,887	2.30%	1.86%
2011	0.25%	78,319	14.814478	1,160,255	2.30%	1.81%
2010	0.00%	953,397	14.879939	14,186,489	2.16%	8.52%
2010	0.10%	81,279	14.747641	1,198,674	2.16%	8.41%
2010	0.20%	30,996	14.616529	453,054	2.16%	8.30%
2010	0.25%	172,671	14.551412	2,512,607	2.16%	8.25%
2009	0.00%	1,042,745	13.712188	14,298,315	1.77%	14.56%
2009	0.10%	67,425	13.603867	917,241	1.77%	14.45%
2009	0.20%	44,906	13.496401	606,069	1.77%	14.33%
2009	0.25%	191,581	13.443003	2,575,424	1.77%	14.28%
2009	0.40%	28	13.284003	372	1.77%	14.10%
2008	0.00%	1,167,584	11.969310	13,975,175	2.74%	-15.04%
2008	0.10%	70,328	11.886643	835,964	2.74%	-15.13%
2008	0.20%	21,399	11.804545	252,605	2.74%	-15.21%
2008	0.25%	168,630	11.763719	1,983,716	2.74%	-15.26%
2008	0.40%	9,327	11.642029	108,585	2.74%	-15.38%
2007	0.00%	1,091,298	14.088774	15,375,051	3.18%	5.86%
2007	0.10%	76,886	14.005474	1,076,825	3.18%	5.75%
2007	0.20%	21,560	13.922670	300,173	3.18%	5.65%
2007	0.25%	260,644	13.881453	3,618,117	3.18%	5.59%
2007	0.40%	1,104,372	13.758509	15,194,512	3.18%	5.43%
NVIT Mid Cap Index Fund - Class I (MCIF)
2011	0.00%	937,419	28.472984	26,691,116	0.78%	-2.54%
2011	0.10%	110,919	25.763036	2,857,610	0.78%	-2.64%
2011	0.20%	249,840	19.368666	4,839,068	0.78%	-2.74%
2011	0.25%	1,084,345	19.261601	20,886,221	0.78%	-2.79%
2010	0.00%	972,303	29.216232	28,407,030	1.25%	26.20%
2010	0.10%	134,857	26.461933	3,568,577	1.25%	26.07%
2010	0.20%	201,344	19.913978	4,009,560	1.25%	25.95%
2010	0.25%	1,101,218	19.813788	21,819,300	1.25%	25.89%
2009	0.00%	1,091,787	23.150606	25,275,531	0.98%	36.76%
2009	0.10%	194,480	20.989089	4,081,958	0.98%	36.62%
2009	0.20%	174,671	15.811153	2,761,750	0.98%	36.48%
2009	0.25%	1,162,757	15.739465	18,301,173	0.98%	36.41%
2009	0.40%	3,484	19.635632	68,411	0.98%	36.21%
2008	0.00%	1,183,654	16.928443	20,037,419	1.25%	-36.46%
2008	0.10%	204,375	15.363236	3,139,861	1.25%	-36.53%
2008	0.20%	243,882	11.584754	2,825,313	1.25%	-36.59%
2008	0.25%	970,816	11.537999	11,201,274	1.25%	-36.62%
2008	0.40%	234,488	14.415737	3,380,317	1.25%	-36.72%
2007	0.00%	1,320,468	26.643107	35,181,370	1.35%	7.56%
2007	0.10%	234,870	24.203943	5,684,780	1.35%	7.45%
2007	0.20%	433,092	18.269470	7,912,361	1.35%	7.34%
2007	0.25%	1,035,184	18.204864	18,845,384	1.35%	7.29%
2007	0.40%	374,168	22.779636	8,523,411	1.35%	7.13%

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT - 4

NOTES TO FINANCIAL STATEMENTS December 31, 2011

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
NVIT Money Market Fund - Class I (SAM)
2011	0.00%	5,903,369	$14.293235	$84,378,240	0.00%	0.00%
2011	0.20%	1,299	12.007617	15,598	0.00%	-0.20%
2011	0.25%	574,205	11.941153	6,856,670	0.00%	-0.25%
2010	0.00%	6,150,810	14.293225	87,914,911	0.00%	0.00%
2010	0.20%	1,348	12.031632	16,219	0.00%	-0.20%
2010	0.25%	588,365	11.970993	7,043,313	0.00%	-0.25%
2009	0.00%	7,271,586	14.293206	103,934,277	0.05%	0.04%
2009	0.20%	3,780	12.055725	45,571	0.05%	-0.16%
2009	0.25%	625,656	12.000968	7,508,478	0.05%	-0.21%
2008	0.00%	8,735,601	14.287212	124,807,383	2.03%	2.05%
2008	0.20%	4,546	12.074817	54,892	2.03%	1.85%
2008	0.25%	747,274	12.025998	8,986,716	2.03%	1.80%
2007	0.00%	8,018,358	13.999702	112,254,623	4.65%	4.79%
2007	0.20%	5,226	11.855541	61,957	4.65%	4.58%
2007	0.25%	839,752	11.813525	9,920,431	4.65%	4.53%
NVIT Money Market Fund - Class V (SAM5)
2011	0.00%	756,286	11.731137	8,872,095	0.00%	0.00%
2011	0.10%	629,615	11.623696	7,318,453	0.00%	-0.10%
2011	0.20%	8,407,521	11.517285	96,831,816	0.00%	-0.20%
2011	0.25%	9,471,462	11.464248	108,583,189	0.00%	-0.25%
2010	0.00%	528,187	11.731129	6,196,230	0.00%	0.00%
2010	0.10%	1,869,173	11.635333	21,748,450	0.00%	-0.10%
2010	0.20%	8,254,159	11.540261	95,255,149	0.00%	-0.20%
2010	0.25%	10,842,157	11.492942	124,608,282	0.00%	-0.25%
2009	0.00%	454,540	11.731114	5,332,261	0.06%	0.06%
2009	0.10%	6,087,351	11.646971	70,899,201	0.06%	-0.04%
2009	0.20%	7,395,065	11.563359	85,511,791	0.06%	-0.14%
2009	0.25%	11,828,679	11.521736	136,286,917	0.06%	-0.19%
2009	0.40%	16,932	11.397666	192,985	0.06%	-0.34%
2008	0.00%	208,319	11.724390	2,442,413	2.10%	2.14%
2008	0.10%	6,427,722	11.651947	74,895,476	2.10%	2.04%
2008	0.20%	7,319,234	11.579888	84,755,910	2.10%	1.94%
2008	0.25%	15,618,922	11.543990	180,304,679	2.10%	1.89%
2008	0.40%	2,643,652	11.436879	30,235,128	2.10%	1.73%
2007	0.10%	5,521,946	11.419178	63,056,084	4.74%	4.76%
2007	0.20%	9,193,300	11.359928	104,435,226	4.74%	4.66%
2007	0.25%	12,378,852	11.330392	140,257,246	4.74%	4.60%
2007	0.40%	3,398,038	11.242166	38,201,307	4.74%	4.44%
NVIT Multi-Manager International Growth Fund - Class III (NVMIG3)
2011	0.00%	1,756,758	8.660251	15,213,965	1.29%	-9.37%
2010	0.00%	1,926,194	9.555175	18,405,121	0.78%	14.04%
2009	0.00%	2,144,940	8.379106	17,972,680	0.81%	36.46%
2008	0.00%	1,107	6.140389	6,797	0.06%	-38.60%	5/1/2008
NVIT Multi-Manager International Value Fund - Class I (GVDIVI)
2011	0.00%	43,242	14.717057	636,395	1.75%	-16.24%
2010	0.00%	50,861	17.570720	893,664	2.15%	6.19%
2009	0.00%	65,225	16.546611	1,079,253	2.12%	29.86%
2008	0.00%	77,496	12.742294	987,477	1.73%	-46.31%
NVIT Multi-Manager International Value Fund - Class III (GVDIV3)
2011	0.00%	503,863	8.974574	4,521,956	1.89%	-16.11%
2010	0.00%	512,098	10.698362	5,478,610	2.30%	6.11%
2009	0.00%	556,645	10.082162	5,612,185	2.13%	29.84%
2008	0.00%	635,373	7.765128	4,933,753	1.74%	-46.33%
2007	0.00%	665,320	14.468946	9,626,479	2.15%	2.93%

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT - 4

NOTES TO FINANCIAL STATEMENTS December 31, 2011

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
NVIT Multi-Manager Large Cap Growth Fund - Class I (NVMLG1)
2011	0.00%	993,420	$9.263525	$9,202,562	0.01%	-2.91%
2011	0.10%	47,450	9.229646	437,947	0.01%	-3.00%
2011	0.20%	35,052	9.195838	322,333	0.01%	-3.10%
2011	0.25%	139,543	9.179010	1,280,867	0.01%	-3.15%
2010	0.00%	1,140,603	9.540808	10,882,274	0.06%	15.51%
2010	0.10%	50,494	9.515403	480,471	0.06%	15.39%
2010	0.20%	17,386	9.490013	164,993	0.06%	15.28%
2010	0.25%	118,763	9.477375	1,125,561	0.06%	15.22%
2009	0.00%	285,919	8.259762	2,361,623	0.86%	29.78%
2008	0.00%	2,417	6.364575	15,383	0.26%	-36.35%	5/1/2008
NVIT Multi-Manager Large Cap Value Fund - Class I (NVMLV1)
2011	0.00%	652,862	8.634796	5,637,330	1.10%	-5.83%
2011	0.10%	29,021	9.886324	286,911	1.10%	-5.92%
2011	0.20%	4,675	9.869840	46,142	1.10%	-6.02%
2011	0.25%	48,213	9.861595	475,457	1.10%	-6.06%
2010	0.00%	694,617	9.169345	6,369,183	0.70%	13.05%
2010	0.10%	31,135	10.508835	327,193	0.70%	5.09%	4/30/2010
2010	0.20%	3,506	10.501786	36,819	0.70%	5.02%	4/30/2010
2010	0.25%	58,810	10.498264	617,403	0.70%	4.98%	4/30/2010
2009	0.00%	457,649	8.111157	3,712,063	1.39%	27.59%
2008	0.00%	37,776	6.357067	240,145	0.95%	-36.43%	5/1/2008
NVIT Multi-Manager Mid Cap Growth Fund - Class I (NVMMG1)
2011	0.00%	3,047,277	9.695515	29,544,910	0.00%	-4.23%
2011	0.10%	7,012	9.660066	67,736	0.00%	-4.32%
2011	0.20%	623	9.624698	5,996	0.00%	-4.42%
2011	0.25%	5,101	9.607082	49,006	0.00%	-4.47%
2010	0.00%	3,476,447	10.123676	35,194,423	0.00%	26.82%
2010	0.10%	7,478	10.096737	75,503	0.00%	26.69%
2010	0.25%	5,764	10.056395	57,965	0.00%	26.50%
2009	0.00%	3,889,090	7.982859	31,046,057	0.00%	27.12%
2009	0.10%	91,898	7.969566	732,387	0.00%	26.99%
2009	0.25%	2,074	7.949631	16,488	0.00%	26.80%
2008	0.00%	478	6.279727	3,002	0.00%	-37.20%	5/1/2008
NVIT Multi-Manager Mid Cap Value Fund - Class I (NVMMV1)
2011	0.00%	1,079	10.376788	11,197	1.08%	-2.09%
2011	0.25%	5,310	10.282114	54,598	1.08%	-2.33%
2010	0.25%	6,739	10.527298	70,943	1.08%	19.37%
2008	0.25%	358	6.761352	2,421	0.46%	-32.39%	5/1/2008
NVIT Multi-Manager Mid Cap Value Fund - Class II (NVMMV2)
2011	0.00%	946,834	10.303092	9,755,318	0.79%	-2.32%
2010	0.00%	1,131,006	10.547920	11,929,761	1.33%	19.63%
2009	0.00%	1,303,777	8.817001	11,495,403	1.19%	30.47%
2008	0.00%	815	6.757903	5,508	1.51%	-32.42%	5/1/2008

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT - 4

NOTES TO FINANCIAL STATEMENTS December 31, 2011

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
NVIT Multi-Manager Small Cap Growth Fund - Class I (SCGF)
2011	0.00%	563,925	$16.223239	$9,148,690	0.00%	-0.65%
2011	0.10%	61,780	16.019131	989,662	0.00%	-0.75%
2011	0.20%	47,600	15.817461	752,911	0.00%	-0.85%
2011	0.25%	85,864	15.717643	1,349,580	0.00%	-0.90%
2010	0.00%	583,188	16.329069	9,522,917	0.00%	25.45%
2010	0.10%	46,291	16.139729	747,124	0.00%	25.32%
2010	0.20%	27,210	15.952454	434,066	0.00%	25.20%
2010	0.25%	175,315	15.859701	2,780,443	0.00%	25.13%
2009	0.00%	627,172	13.016693	8,163,705	0.00%	27.46%
2009	0.10%	70,402	12.878613	906,680	0.00%	27.33%
2009	0.20%	22,417	12.741894	285,635	0.00%	27.21%
2009	0.25%	183,789	12.674135	2,329,367	0.00%	27.14%
2009	0.40%	8	12.472919	100	0.00%	26.95%
2008	0.00%	659,708	10.212287	6,737,127	0.00%	-46.42%
2008	0.10%	72,753	10.114063	735,828	0.00%	-46.47%
2008	0.20%	18,977	10.016703	190,087	0.00%	-46.53%
2008	0.25%	271,535	9.968426	2,706,777	0.00%	-46.55%
2008	0.40%	6,093	9.824891	59,863	0.00%	-46.63%
2007	0.00%	711,702	19.059414	13,564,623	0.00%	9.75%
2007	0.10%	104,246	18.895046	1,969,733	0.00%	9.64%
2007	0.20%	101,242	18.731944	1,896,459	0.00%	9.53%
2007	0.25%	271,302	18.651020	5,060,059	0.00%	9.47%
2007	0.40%	28,166	18.410147	518,540	0.00%	9.31%
NVIT Multi-Manager Small Cap Value Fund - Class I (SCVF)
2011	0.00%	880,940	27.443292	24,175,894	0.43%	-5.07%
2011	0.10%	56,153	29.352122	1,648,210	0.43%	-5.16%
2011	0.20%	90,826	20.945547	1,902,400	0.43%	-5.26%
2011	0.25%	192,080	20.829802	4,000,988	0.43%	-5.31%
2010	0.00%	994,468	28.908970	28,749,046	0.59%	26.60%
2010	0.10%	61,312	30.950627	1,897,645	0.59%	26.48%
2010	0.20%	102,771	22.108296	2,272,092	0.59%	26.35%
2010	0.25%	333,494	21.997105	7,335,903	0.59%	26.29%
2009	0.00%	1,113,781	22.834198	25,432,296	0.57%	26.22%
2009	0.10%	99,716	24.471259	2,440,176	0.57%	26.09%
2009	0.20%	125,186	17.497487	2,190,440	0.57%	25.96%
2009	0.25%	362,635	17.418185	6,316,444	0.57%	25.90%
2009	0.40%	4,138	19.342658	80,040	0.57%	25.71%
2008	0.00%	1,246,918	18.091428	22,558,527	1.07%	-32.15%
2008	0.10%	107,445	19.407862	2,085,278	1.07%	-32.22%
2008	0.20%	117,819	13.890932	1,636,616	1.07%	-32.29%
2008	0.25%	482,118	13.834895	6,670,052	1.07%	-32.32%
2008	0.40%	12,830	15.386534	197,409	1.07%	-32.42%
2007	0.00%	1,454,620	26.664377	38,786,536	1.13%	-6.89%
2007	0.10%	262,148	28.633322	7,506,168	1.13%	-6.99%
2007	0.20%	289,534	20.514502	5,939,646	1.13%	-7.08%
2007	0.25%	575,424	20.441984	11,762,808	1.13%	-7.13%
2007	0.40%	25,628	22.768858	583,520	1.13%	-7.27%

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT - 4

NOTES TO FINANCIAL STATEMENTS December 31, 2011

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
NVIT Multi-Manager Small Company Fund - Class I (SCF)
2011	0.00%	990,245	$25.972077	$25,718,719	0.53%	-5.56%
2011	0.10%	62,029	26.137692	1,621,295	0.53%	-5.65%
2011	0.20%	163,780	17.498608	2,865,922	0.53%	-5.75%
2011	0.25%	838,331	17.401887	14,588,541	0.53%	-5.79%
2010	0.00%	1,145,604	27.500722	31,504,937	0.27%	25.32%
2010	0.10%	82,358	27.703734	2,281,624	0.27%	25.19%
2010	0.20%	354,127	18.565556	6,574,565	0.27%	25.07%
2010	0.25%	1,292,376	18.472172	23,872,992	0.27%	25.01%
2009	0.00%	1,279,276	21.944622	28,073,228	0.27%	34.70%
2009	0.10%	181,456	22.128719	4,015,389	0.27%	34.57%
2009	0.20%	858,139	14.844285	12,738,460	0.27%	34.43%
2009	0.25%	1,510,254	14.777001	22,317,025	0.27%	34.37%
2009	0.40%	6,288	18.829123	118,398	0.27%	34.16%
2008	0.00%	1,461,719	16.291230	23,813,200	0.83%	-38.19%
2008	0.10%	200,454	16.444339	3,296,334	0.83%	-38.25%
2008	0.20%	968,556	11.042145	10,694,936	0.83%	-38.31%
2008	0.25%	1,443,694	10.997602	15,877,172	0.83%	-38.34%
2008	0.40%	138,143	14.034369	1,938,750	0.83%	-38.44%
2007	0.00%	1,568,836	26.356127	41,348,441	0.09%	2.13%
2007	0.10%	214,492	26.630532	5,712,036	0.09%	2.03%
2007	0.20%	773,666	17.899968	13,848,597	0.09%	1.93%
2007	0.25%	1,805,786	17.836712	32,209,285	0.09%	1.88%
2007	0.40%	227,380	22.796223	5,183,405	0.09%	1.72%
NVIT Multi-Sector Bond Fund - Class I (MSBF)
2011	0.00%	570,373	19.765394	11,273,647	4.21%	5.55%
2011	0.10%	102,896	19.059523	1,961,149	4.21%	5.44%
2011	0.20%	19,541	18.159702	354,859	4.21%	5.34%
2011	0.25%	36,977	18.059416	667,783	4.21%	5.28%
2010	0.00%	628,182	18.726591	11,763,707	6.64%	10.59%
2010	0.10%	65,852	18.075827	1,190,329	6.64%	10.48%
2010	0.20%	18,613	17.239635	320,881	6.64%	10.37%
2010	0.25%	358,111	17.152974	6,142,669	6.64%	10.31%
2009	0.00%	620,658	16.933793	10,510,094	9.43%	24.38%
2009	0.10%	65,180	16.361665	1,066,453	9.43%	24.25%
2009	0.20%	18,311	15.620376	286,025	9.43%	24.13%
2009	0.25%	89,391	15.549631	1,389,997	9.43%	24.07%
2008	0.00%	603,494	13.614701	8,216,390	6.15%	-17.29%
2008	0.10%	55,384	13.167860	729,289	6.15%	-17.37%
2008	0.20%	27,508	12.583839	346,156	6.15%	-17.46%
2008	0.25%	141,197	12.533105	1,769,637	6.15%	-17.50%
2008	0.40%	2,396	12.738274	30,521	6.15%	-17.62%
2007	0.00%	697,366	16.461000	11,479,342	4.18%	4.62%
2007	0.10%	81,530	15.936672	1,299,317	4.18%	4.52%
2007	0.20%	70,520	15.245098	1,075,084	4.18%	4.41%
2007	0.25%	657,186	15.191219	9,983,456	4.18%	4.36%
2007	0.40%	44,644	15.463091	690,334	4.18%	4.20%
NVIT Short Term Bond Fund - Class I (NVSTB1)
2011	0.00%	746	11.160218	8,326	1.81%	1.45%
2011	0.20%	9,972	11.078737	110,477	1.81%	1.24%
2011	0.25%	479,653	11.058467	5,304,227	1.81%	1.19%
2010	0.00%	1,405	11.001081	15,457	1.63%	2.68%
2010	0.20%	7,406	10.942569	81,041	1.63%	2.48%
2010	0.25%	499,595	10.927993	5,459,571	1.63%	2.43%
2009	0.25%	52,762	10.669125	562,924	2.15%	7.12%

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT - 4

NOTES TO FINANCIAL STATEMENTS December 31, 2011

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
NVIT Short Term Bond Fund - Class II (NVSTB2)
2011	0.00%	218,639	$11.049485	$2,415,848	1.50%	1.30%
2010	0.00%	365,359	10.907906	3,985,302	1.37%	2.42%
2009	0.00%	270,272	10.650192	2,878,449	2.32%	7.11%
2008	0.00%	96,918	9.943310	963,686	3.46%	-0.57%	5/1/2008
NVIT Large Cap Growth Fund - Class I (NVOLG1)
2011	0.00%	7,462,793	13.891692	103,670,822	0.67%	-2.23%
2010	0.00%	8,648,974	14.209081	122,893,972	0.06%	8.80%
2009	0.00%	32,412	13.059893	423,297	0.24%	30.60%	5/1/2009
Templeton NVIT International Value Fund - Class III (NVTIV3)
2011	0.00%	35,418	12.139096	429,943	3.30%	-12.43%
2010	0.00%	11,957	13.861453	165,741	2.33%	6.35%
2009	0.00%	8,463	13.034354	110,310	0.64%	30.34%	5/1/2009
Van Kampen NVIT Comstock Value Fund - Class I (EIF)
2011	0.00%	610,041	13.400181	8,174,660	1.31%	-2.32%
2011	0.10%	61,552	11.175452	687,871	1.31%	-2.42%
2011	0.25%	156	10.943926	1,707	1.31%	-2.57%
2010	0.00%	667,292	13.719138	9,154,671	1.53%	15.77%
2010	0.10%	61,360	11.452871	702,748	1.53%	15.66%
2010	0.25%	157	11.232402	1,763	1.53%	15.48%
2009	0.00%	702,809	11.850163	8,328,401	1.12%	28.55%
2009	0.10%	56,839	9.902521	562,849	1.12%	28.42%
2009	0.25%	161	9.726461	1,566	1.12%	28.23%
2008	0.00%	790,298	9.218422	7,285,300	2.00%	-36.99%
2008	0.10%	66,339	7.711029	511,542	2.00%	-37.05%
2008	0.25%	30,065	7.585299	228,052	2.00%	-37.15%
2007	0.00%	883,520	14.630092	12,925,979	1.74%	-2.22%
2007	0.10%	50,950	12.250079	624,142	1.74%	-2.31%
2007	0.25%	48,922	12.068473	590,414	1.74%	-2.46%
NVIT Real Estate Fund - Class I (NVRE1)
2011	0.00%	2,496,219	10.243095	25,569,008	0.89%	6.50%
2011	0.20%	10,686	20.443475	218,459	0.89%	6.29%
2011	0.25%	208,462	20.416293	4,256,021	0.89%	6.23%
2010	0.00%	2,741,940	9.617905	26,371,718	1.94%	30.18%
2010	0.20%	99	19.234046	1,904	1.94%	29.92%
2010	0.25%	99,872	19.218051	1,919,345	1.94%	29.86%
2009	0.00%	3,102,055	7.388147	22,918,438	2.16%	30.84%
2009	0.25%	7,340	14.799525	108,629	2.16%	48.00%	5/1/2009
2008	0.00%	19,987	5.646840	112,863	4.37%	-43.53%	5/1/2008

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT - 4

NOTES TO FINANCIAL STATEMENTS December 31, 2011

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
VPS Growth and Income Portfolio - Class A (ALVGIA)
2011	0.00%	170,800	$16.516082	$2,820,947	1.24%	6.32%
2011	0.10%	76,305	16.362810	1,248,564	1.24%	6.21%
2011	0.20%	3,854	16.210964	62,477	1.24%	6.10%
2011	0.25%	199,320	16.135567	3,216,141	1.24%	6.05%
2010	0.00%	200,244	15.534777	3,110,746	0.00%	13.09%
2010	0.10%	70,827	15.405969	1,091,159	0.00%	12.98%
2010	0.20%	8,723	15.278240	133,272	0.00%	12.87%
2010	0.25%	451,505	15.214771	6,869,545	0.00%	12.81%
2009	0.00%	220,764	13.736397	3,032,502	4.18%	20.82%
2009	0.10%	62,989	13.636111	858,925	4.18%	20.70%
2009	0.25%	501,456	13.487083	6,763,179	4.18%	20.52%
2009	0.40%	3,565	13.339666	47,556	4.18%	20.34%
2008	0.00%	227,556	11.368917	2,587,065	2.03%	-40.60%
2008	0.10%	84,717	11.297207	957,065	2.03%	-40.66%
2008	0.25%	548,481	11.190516	6,137,785	2.03%	-40.75%
2008	0.40%	31,102	11.084829	344,760	2.03%	-40.84%
2007	0.00%	232,948	19.140759	4,458,802	1.44%	5.12%
2007	0.10%	63,136	19.039121	1,202,054	1.44%	5.01%
2007	0.20%	47,418	18.938067	898,005	1.44%	4.91%
2007	0.25%	720,052	18.887703	13,600,128	1.44%	4.85%
2007	0.40%	63,592	18.737498	1,191,555	1.44%	4.70%
VPS International Value Portfolio - Class A (ALVIVA)
2011	0.00%	267,669	6.392469	1,711,066	3.98%	-19.25%
2011	0.20%	344,180	6.320359	2,175,341	3.98%	-19.41%
2011	0.25%	1,118,669	6.302451	7,050,357	3.98%	-19.45%
2010	0.00%	200,883	7.916459	1,590,282	2.85%	4.59%
2010	0.20%	257,323	7.842837	2,018,142	2.85%	4.38%
2010	0.25%	1,687,168	7.824523	13,201,285	2.85%	4.33%
2009	0.00%	154,940	7.568873	1,172,721	1.32%	34.68%
2009	0.20%	1,046,990	7.513480	7,866,538	1.32%	34.41%
2009	0.25%	3,001,526	7.499685	22,510,500	1.32%	34.34%
2008	0.00%	84,052	5.619859	472,360	1.09%	-53.18%
2008	0.20%	981,200	5.589904	5,484,814	1.09%	-53.28%
2008	0.25%	2,650,624	5.582435	14,796,936	1.09%	-53.30%
2008	0.40%	967,247	5.560105	5,377,995	1.09%	-53.37%
2007	0.20%	656,858	11.964050	7,858,682	1.13%	5.63%
2007	0.25%	1,304,024	11.954073	15,588,398	1.13%	5.57%
2007	0.40%	764,464	11.924192	9,115,616	1.13%	5.42%
VPS Small/Mid Cap Value Portfolio - Class A (ALVSVA)
2011	0.00%	255,634	21.911401	5,601,299	0.47%	-8.39%
2011	0.20%	105,642	21.534889	2,274,989	0.47%	-8.57%
2011	0.25%	120,161	21.441818	2,576,470	0.47%	-8.62%
2010	0.00%	276,981	23.918151	6,624,873	0.45%	26.91%
2010	0.20%	11,224	23.554154	264,372	0.45%	26.65%
2010	0.25%	194,464	23.464072	4,562,917	0.45%	26.59%
2009	0.00%	253,341	18.846934	4,774,701	1.10%	42.86%
2009	0.25%	158,842	18.535349	2,944,192	1.10%	42.50%
2008	0.00%	231,734	13.192861	3,057,234	0.72%	-35.58%
2008	0.25%	95,945	13.007237	1,247,979	0.72%	-35.74%
2008	0.40%	489	12.897108	6,307	0.72%	-35.83%
2007	0.00%	214,120	20.478040	4,384,758	0.89%	1.70%
2007	0.25%	62,706	20.240586	1,269,206	0.89%	1.45%

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT - 4

NOTES TO FINANCIAL STATEMENTS December 31, 2011

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
VP Income & Growth Fund - Class I (ACVIG)
2011	0.00%	786,408	$16.089880	$12,653,210	1.56%	3.11%
2011	0.10%	93,936	12.230669	1,148,900	1.56%	3.01%
2011	0.20%	118,559	11.909699	1,412,002	1.56%	2.91%
2011	0.25%	99,798	11.843849	1,181,992	1.56%	2.86%
2010	0.00%	850,874	15.604299	13,277,292	1.54%	14.15%
2010	0.10%	88,094	11.873399	1,045,975	1.54%	14.03%
2010	0.20%	139,375	11.573339	1,613,034	1.54%	13.92%
2010	0.25%	93,837	11.515093	1,080,542	1.54%	13.86%
2009	0.00%	943,045	13.670467	12,891,866	4.69%	18.10%
2009	0.10%	88,247	10.412325	918,856	4.69%	17.98%
2009	0.20%	87,958	10.159333	893,595	4.69%	17.86%
2009	0.25%	96,315	10.113262	974,059	4.69%	17.80%
2008	0.00%	1,027,223	11.575621	11,890,744	2.04%	-34.59%
2008	0.10%	110,562	8.825580	975,774	2.04%	-34.65%
2008	0.20%	111,787	8.619752	963,576	2.04%	-34.72%
2008	0.25%	128,424	8.584965	1,102,516	2.04%	-34.75%
2007	0.00%	1,143,260	17.695903	20,231,018	1.91%	-0.07%
2007	0.10%	113,024	13.505398	1,526,434	1.91%	-0.17%
2007	0.20%	101,346	13.203656	1,338,138	1.91%	-0.27%
2007	0.25%	200,072	13.156950	2,632,337	1.91%	-0.32%
VP Inflation Protection Fund - Class II (ACVIP2)
2011	0.00%	2,138,750	15.723236	33,628,071	4.02%	11.74%
2010	0.00%	2,220,925	14.070730	31,250,036	1.67%	5.12%
2009	0.00%	2,112,440	13.385524	28,276,116	1.87%	10.21%
2008	0.00%	1,471,121	12.144940	17,866,676	4.70%	-1.59%
2007	0.00%	555,690	12.340997	6,857,769	4.55%	9.49%
VP International Fund - Class I (ACVI)
2011	0.00%	478	16.077026	7,685	2.03%	-12.04%
2011	0.10%	86,616	13.040872	1,129,548	2.03%	-12.13%
2011	0.20%	82,449	10.203033	841,230	2.03%	-12.22%
2011	0.25%	210,964	10.146695	2,140,587	2.03%	-12.26%
2010	0.00%	478	18.277925	8,737	2.46%	13.29%
2010	0.10%	83,179	14.840952	1,234,456	2.46%	13.18%
2010	0.20%	82,185	11.623003	955,237	2.46%	13.07%
2010	0.25%	657,819	11.564596	7,607,411	2.46%	13.01%
2009	0.00%	478	16.133486	7,712	2.11%	33.76%
2009	0.10%	162,692	13.112836	2,133,354	2.11%	33.63%
2009	0.20%	529,597	10.279855	5,444,180	2.11%	33.50%
2009	0.25%	885,670	10.233305	9,063,331	2.11%	33.43%
2008	0.00%	712,789	12.061113	8,597,029	0.81%	-44.82%
2008	0.10%	585,318	9.812726	5,743,565	0.81%	-44.88%
2008	0.20%	669,811	7.700423	5,157,828	0.81%	-44.93%
2008	0.25%	595,526	7.669381	4,567,316	0.81%	-44.96%
2007	0.00%	846,898	21.858923	18,512,278	0.70%	18.06%
2007	0.10%	655,660	17.801907	11,671,998	0.70%	17.94%
2007	0.20%	563,546	13.983846	7,880,540	0.70%	17.82%
2007	0.25%	760,806	13.934456	10,601,418	0.70%	17.76%
2007	0.40%	3,154	17.343787	54,702	0.70%	17.58%
VP International Fund - Class III (ACVI3)
2008	0.00%	684,882	9.507294	6,511,375	0.80%	-44.82%
2007	0.00%	702,238	17.230511	12,099,920	0.60%	18.06%

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT - 4

NOTES TO FINANCIAL STATEMENTS December 31, 2011

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
VP Mid Cap Value Fund - Class I (ACVMV1)
2011	0.00%	243,163	$15.491583	$3,766,980	1.38%	-0.69%
2011	0.20%	4,491	15.286517	68,652	1.38%	-0.89%
2011	0.25%	90,003	15.235631	1,371,252	1.38%	-0.94%
2010	0.00%	207,868	15.599747	3,242,688	2.38%	19.25%
2010	0.20%	267	15.424007	4,118	2.38%	19.02%
2010	0.25%	75,893	15.380339	1,167,260	2.38%	18.96%
2009	0.00%	194,218	13.081223	2,540,609	3.88%	29.94%
2009	0.25%	19,707	12.929491	254,801	3.88%	29.62%
2008	0.00%	162,562	10.066767	1,636,474	0.10%	-24.35%
2008	0.25%	14,371	9.974909	143,349	0.10%	-24.54%
2008	0.40%	655	9.920204	6,498	0.10%	-24.65%
2007	0.00%	172,152	13.306496	2,290,740	0.74%	-2.31%
2007	0.25%	48	13.218157	634	0.74%	-2.55%
VP Ultra(R) Fund - Class I (ACVU1)
2011	0.10%	96,658	12.150697	1,174,462	0.00%	0.97%
2011	0.20%	1,235	12.033779	14,862	0.00%	0.86%
2011	0.25%	21,670	11.975768	259,515	0.00%	0.81%
2010	0.10%	65,269	12.034525	785,481	0.53%	15.97%
2010	0.20%	720	11.930621	8,590	0.53%	15.85%
2010	0.25%	20,009	11.879037	237,688	0.53%	15.79%
2009	0.10%	62,621	10.377444	649,846	0.42%	34.34%
2009	0.25%	16,812	10.258719	172,470	0.42%	34.14%
2008	0.00%	241,214	7.776182	1,875,724	0.00%	-41.48%
2008	0.10%	55,133	7.724476	425,874	0.00%	-41.54%
2008	0.25%	26,763	7.647567	204,672	0.00%	-41.63%
2008	0.40%	155	7.571430	1,174	0.00%	-41.71%
2007	0.00%	263,464	13.288079	3,500,930	0.00%	21.02%
2007	0.10%	72,634	13.212973	959,711	0.00%	20.89%
2007	0.20%	61,870	13.138291	812,866	0.00%	20.77%
2007	0.25%	27,300	13.101110	357,660	0.00%	20.71%
2007	0.40%	9,950	12.990210	129,253	0.00%	20.53%
VP Value Fund - Class I (ACVV)
2011	0.00%	58,917	21.215636	1,249,962	1.94%	1.01%
2011	0.10%	134,565	20.749366	2,792,138	1.94%	0.91%
2011	0.20%	152,212	17.865705	2,719,375	1.94%	0.81%
2011	0.25%	446,252	17.766964	7,928,543	1.94%	0.76%
2010	0.00%	36,231	21.002542	760,943	1.87%	13.42%
2010	0.10%	128,712	20.561475	2,646,509	1.87%	13.31%
2010	0.20%	123,078	17.721598	2,181,139	1.87%	13.20%
2010	0.25%	720,784	17.632449	12,709,187	1.87%	13.14%
2009	0.00%	1,823,545	18.517102	33,766,769	4.43%	19.86%
2009	0.10%	181,074	18.146348	3,285,832	4.43%	19.74%
2009	0.20%	109,685	15.655677	1,717,193	4.43%	19.62%
2009	0.25%	900,703	15.584697	14,037,183	4.43%	19.56%
2009	0.40%	1,441	15.848647	22,838	4.43%	19.39%
2008	0.00%	1,960,285	15.448478	30,283,420	2.41%	-26.78%
2008	0.10%	148,861	15.154320	2,255,887	2.41%	-26.85%
2008	0.20%	126,637	13.087397	1,657,349	2.41%	-26.92%
2008	0.25%	740,756	13.034585	9,655,447	2.41%	-26.96%
2008	0.40%	89,037	13.275233	1,181,987	2.41%	-27.07%
2007	0.00%	2,211,696	21.097489	46,661,232	1.58%	-5.14%
2007	0.10%	146,596	20.716530	3,036,960	1.58%	-5.23%
2007	0.20%	200,240	17.908888	3,586,076	1.58%	-5.33%
2007	0.25%	644,276	17.845573	11,497,474	1.58%	-5.38%
2007	0.40%	199,154	18.202380	3,625,077	1.58%	-5.52%

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT - 4

NOTES TO FINANCIAL STATEMENTS December 31, 2011

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
VP Vista(SM) Fund - Class I (ACVVS1)
2011	0.00%	6,581	$12.539840	$82,525	0.00%	-7.89%
2011	0.10%	57,688	12.456554	718,594	0.00%	-7.99%
2011	0.20%	9,490	12.373806	117,427	0.00%	-8.08%
2011	0.25%	68,644	12.332624	846,561	0.00%	-8.12%
2010	0.00%	4,745	13.614679	64,602	0.00%	23.88%
2010	0.10%	58,821	13.537768	796,305	0.00%	23.76%
2010	0.20%	8,529	13.461279	114,811	0.00%	23.63%
2010	0.25%	65,819	13.423172	883,500	0.00%	23.57%
2009	0.00%	10,424	10.990064	114,560	0.00%	22.47%
2009	0.10%	55,152	10.938887	603,301	0.00%	22.35%
2009	0.25%	112,703	10.862560	1,224,243	0.00%	22.16%
2008	0.00%	193,947	8.973691	1,740,420	0.00%	-48.62%
2008	0.10%	71,127	8.940846	635,936	0.00%	-48.67%
2008	0.25%	86,096	8.891784	765,547	0.00%	-48.75%
2008	0.40%	10,525	8.843015	93,073	0.00%	-48.83%
2007	0.00%	227,012	17.466180	3,965,032	0.00%	39.77%
2007	0.10%	29,042	17.419741	505,904	0.00%	39.63%
2007	0.25%	48,218	17.350253	836,594	0.00%	39.42%
2007	0.40%	9,298	17.281076	160,679	0.00%	39.21%
MidCap Stock Portfolio - Initial Shares (DVMCS)
2011	0.10%	43,424	18.337473	796,286	0.73%	0.29%
2011	0.25%	18,036	18.082797	326,141	0.73%	0.14%
2010	0.10%	47,760	18.283588	873,224	0.78%	26.97%
2010	0.25%	44,864	18.056676	810,095	0.78%	26.78%
2009	0.10%	32,827	14.400019	472,709	1.40%	35.37%
2009	0.25%	28,797	14.242624	410,145	1.40%	35.17%
2008	0.10%	33,401	10.637241	355,294	0.85%	-40.48%
2008	0.25%	19,324	10.536775	203,613	0.85%	-40.57%
2008	0.40%	1,110	10.437244	11,585	0.85%	-40.66%
2007	0.10%	27,786	17.871247	496,570	0.45%	1.40%
2007	0.20%	14,222	17.776343	252,815	0.45%	1.29%
2007	0.25%	30,302	17.729117	537,228	0.45%	1.24%
2007	0.40%	2,880	17.588091	50,654	0.45%	1.09%
Small Cap Stock Index Portfolio - Service Shares (DVSCS)
2011	0.00%	616,559	17.170194	10,586,438	0.58%	0.56%
2011	0.10%	129,294	17.005028	2,198,648	0.58%	0.46%
2011	0.20%	491,347	16.841422	8,274,982	0.58%	0.36%
2011	0.25%	1,140,414	16.760220	19,113,590	0.58%	0.31%
2010	0.00%	595,639	17.074091	10,169,994	0.58%	25.83%
2010	0.10%	136,498	16.926721	2,310,464	0.58%	25.70%
2010	0.20%	484,419	16.780615	8,128,849	0.58%	25.58%
2010	0.25%	890,399	16.708035	14,876,818	0.58%	25.51%
2009	0.00%	622,763	13.569574	8,450,629	2.54%	25.03%
2009	0.10%	232,174	13.465899	3,126,432	2.54%	24.90%
2009	0.20%	230,031	13.363002	3,073,905	2.54%	24.78%
2009	0.25%	1,021,175	13.311853	13,593,731	2.54%	24.71%
2009	0.40%	902	13.159552	11,870	2.54%	24.53%
2008	0.00%	615,900	10.853308	6,684,552	0.81%	-30.91%
2008	0.10%	244,811	10.781160	2,639,347	0.81%	-30.98%
2008	0.20%	202,504	10.709488	2,168,714	0.81%	-31.05%
2008	0.25%	657,368	10.673834	7,016,637	0.81%	-31.09%
2008	0.40%	157,072	10.567565	1,659,869	0.81%	-31.19%
2007	0.00%	618,466	15.709599	9,715,853	0.38%	-0.65%
2007	0.10%	227,178	15.620822	3,548,707	0.38%	-0.75%
2007	0.20%	151,814	15.532546	2,358,058	0.38%	-0.85%
2007	0.25%	418,268	15.488598	6,478,385	0.38%	-0.90%
2007	0.40%	207,618	15.357469	3,188,487	0.38%	-1.05%

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT - 4

NOTES TO FINANCIAL STATEMENTS December 31, 2011

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
Appreciation Portfolio - Initial Shares (DCAP)
2011	0.00%	858,429	$19.596966	$16,822,604	1.65%	9.01%
2011	0.10%	119,200	14.311206	1,705,896	1.65%	8.90%
2011	0.20%	125,298	13.292747	1,665,555	1.65%	8.79%
2011	0.25%	655,712	13.219278	8,668,039	1.65%	8.74%
2010	0.00%	843,704	17.976967	15,167,239	2.23%	15.32%
2010	0.10%	103,883	13.141262	1,365,154	2.23%	15.20%
2010	0.20%	119,634	12.218237	1,461,717	2.23%	15.09%
2010	0.25%	597,689	12.156773	7,265,969	2.23%	15.03%
2009	0.00%	954,621	15.589221	14,881,798	2.64%	22.56%
2009	0.10%	86,738	11.407200	989,438	2.64%	22.44%
2009	0.20%	111,948	10.616570	1,188,504	2.64%	22.31%
2009	0.25%	626,873	10.568440	6,625,070	2.64%	22.25%
2009	0.40%	8,289	12.631233	104,700	2.64%	22.07%
2008	0.00%	1,041,473	12.719805	13,247,333	2.12%	-29.55%
2008	0.10%	92,545	9.316859	862,229	2.12%	-29.62%
2008	0.20%	101,573	8.679771	881,630	2.12%	-29.69%
2008	0.25%	580,600	8.644744	5,019,138	2.12%	-29.73%
2008	0.40%	31,192	10.347582	322,762	2.12%	-29.83%
2007	0.00%	1,088,634	18.055279	19,655,591	1.56%	7.13%
2007	0.10%	108,528	13.238181	1,436,713	1.56%	7.02%
2007	0.20%	141,606	12.345312	1,748,170	1.56%	6.92%
2007	0.25%	947,616	12.301651	11,657,241	1.56%	6.86%
2007	0.40%	65,988	14.746966	973,123	1.56%	6.70%
Opportunistic Small Cap Portfolio: Initial Shares (DSC)
2011	0.00%	57,519	12.465849	717,023	0.43%	-13.85%
2010	0.00%	72,500	14.469098	1,049,010	0.70%	31.15%
2009	0.00%	58,513	11.032594	645,550	1.70%	26.04%
2008	0.00%	60,390	8.753397	528,618	0.83%	-37.59%
2007	0.00%	46,856	14.026060	657,205	0.76%	-11.06%
International Value Portfolio - Initial Shares (DVIV)
2011	0.00%	13,744	15.429086	212,057	2.15%	-18.48%
2011	0.10%	50,393	15.285871	770,301	2.15%	-18.56%
2011	0.20%	403,332	15.144010	6,108,064	2.15%	-18.64%
2011	0.25%	484,217	15.073543	7,298,866	2.15%	-18.68%
2010	0.00%	10,726	18.926715	203,008	1.87%	4.45%
2010	0.10%	56,264	18.769778	1,056,063	1.87%	4.35%
2010	0.20%	425,859	18.614188	7,927,019	1.87%	4.25%
2010	0.25%	760,614	18.536839	14,099,379	1.87%	4.19%
2009	0.00%	6,852	18.119573	124,155	4.09%	30.97%
2009	0.10%	99,191	17.987291	1,784,177	4.09%	30.84%
2009	0.20%	412,421	17.856007	7,364,192	4.09%	30.71%
2009	0.25%	801,300	17.790702	14,255,690	4.09%	30.65%
2009	0.40%	8,696	17.596305	153,017	4.09%	30.45%
2008	0.10%	93,781	13.747265	1,289,232	2.45%	-37.38%
2008	0.20%	485,843	13.660576	6,636,895	2.45%	-37.45%
2008	0.25%	800,273	13.617429	10,897,661	2.45%	-37.48%
2008	0.40%	81,026	13.488849	1,092,947	2.45%	-37.57%
2007	0.10%	105,712	21.954680	2,320,873	1.57%	4.05%
2007	0.20%	553,448	21.838102	12,086,254	1.57%	3.94%
2007	0.25%	809,738	21.780049	17,636,133	1.57%	3.89%
2007	0.40%	180,206	21.606848	3,893,684	1.57%	3.74%

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT - 4

NOTES TO FINANCIAL STATEMENTS December 31, 2011

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
Variable Series II - Dreman Small Mid Cap Value VIP - Class B (SVSSVB)
2011	0.00%	9,646	$9.371332	$90,396	0.59%	-6.33%
2011	0.20%	117,245	9.291802	1,089,417	0.59%	-6.52%
2011	0.25%	68,729	9.272036	637,258	0.59%	-6.57%
2010	0.00%	14,853	10.004800	148,601	0.91%	22.66%
2010	0.20%	105,748	9.939712	1,051,105	0.91%	22.42%
2010	0.25%	66,739	9.923523	662,286	0.91%	22.36%
2009	0.00%	3,735	8.156371	30,464	1.81%	29.28%
2009	0.20%	126,894	8.119519	1,030,318	1.81%	29.02%
2009	0.25%	57,608	8.110345	467,221	1.81%	28.96%
2008	0.00%	1,165	6.308994	7,350	0.57%	-33.67%
2008	0.10%	469,621	6.301021	2,959,092	0.57%	-33.74%
2008	0.20%	180,104	6.293064	1,133,406	0.57%	-33.81%
2008	0.25%	21,870	6.289098	137,543	0.57%	-33.84%
Variable Series II - Large Cap Value VIP - Class B (SVSLVB)
2011	0.20%	2,801	9.236333	25,871	0.00%	-7.64%	5/2/2011
2011	0.25%	15,749	9.233267	145,415	0.00%	-7.67%	5/2/2011
Capital Appreciation Fund II - Primary Shares (FVCA2P)
2011	0.00%	80,819	14.459762	1,168,624	0.58%	-5.29%
2010	0.00%	55,080	15.267952	840,959	0.87%	13.07%
2009	0.00%	46,524	13.502613	628,196	1.05%	13.48%
2008	0.00%	36,885	11.898648	438,882	0.34%	-29.37%
2007	0.00%	30,528	16.845591	514,262	0.72%	9.88%
Quality Bond Fund II - Primary Shares (FQB)
2011	0.00%	922,533	19.225225	17,735,904	5.17%	2.27%
2011	0.10%	53,578	18.983394	1,017,092	5.17%	2.17%
2011	0.20%	8,024	18.744605	150,407	5.17%	2.07%
2011	0.25%	765,984	18.626322	14,267,465	5.17%	2.02%
2010	0.00%	1,065,571	18.798086	20,030,695	4.78%	8.50%
2010	0.10%	73,085	18.580145	1,357,930	4.78%	8.40%
2010	0.20%	2,408	18.364732	44,222	4.78%	8.29%
2010	0.25%	852,101	18.257953	15,557,620	4.78%	8.23%
2009	0.00%	1,207,203	17.324766	20,914,509	6.41%	20.43%
2009	0.10%	43,709	17.141028	749,217	6.41%	20.31%
2009	0.25%	828,781	16.869071	13,980,766	6.41%	20.13%
2009	0.40%	3,689	16.601438	61,243	6.41%	19.95%
2008	0.00%	1,273,310	14.385247	18,316,879	5.71%	-7.29%
2008	0.10%	48,074	14.246920	684,906	5.71%	-7.38%
2008	0.25%	721,614	14.041907	10,132,837	5.71%	-7.52%
2008	0.40%	6,201	13.839860	85,821	5.71%	-7.66%
2007	0.00%	1,451,108	15.516026	22,515,429	5.83%	5.38%
2007	0.10%	412,398	15.382206	6,343,591	5.83%	5.28%
2007	0.20%	110,682	15.249527	1,687,848	5.83%	5.17%
2007	0.25%	776,642	15.183610	11,792,229	5.83%	5.12%
2007	0.40%	18,180	14.987597	272,475	5.83%	4.96%

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT - 4

NOTES TO FINANCIAL STATEMENTS December 31, 2011

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
VIP Fund - Contrafund Portfolio - Service Class (FCS)
2011	0.00%	12,792	$24.051295	$307,664	0.87%	-2.64%
2011	0.10%	472,515	17.252407	8,152,021	0.87%	-2.73%
2011	0.20%	843,296	16.158243	13,626,182	0.87%	-2.83%
2011	0.25%	2,116,454	16.068977	34,009,251	0.87%	-2.88%
2010	0.00%	21,505	24.702642	531,230	0.54%	17.11%
2010	0.10%	508,353	17.737330	9,016,825	0.54%	16.99%
2010	0.20%	788,579	16.629006	13,113,285	0.54%	16.87%
2010	0.25%	2,728,984	16.545389	45,152,102	0.54%	16.82%
2009	0.00%	3,669,623	21.093947	77,406,833	1.29%	35.66%
2009	0.10%	488,468	15.161297	7,405,808	1.29%	35.53%
2009	0.20%	1,321,851	14.228141	18,807,482	1.29%	35.39%
2009	0.25%	3,013,281	14.163669	42,679,115	1.29%	35.33%
2009	0.40%	14,958	17.614183	263,473	1.29%	35.12%
2008	0.00%	4,190,707	15.548565	65,159,480	0.93%	-42.61%
2008	0.10%	522,978	11.186730	5,850,414	0.93%	-42.67%
2008	0.20%	2,850,610	10.508698	29,956,200	0.93%	-42.73%
2008	0.25%	3,082,104	10.466315	32,258,271	0.93%	-42.76%
2008	0.40%	367,375	13.035628	4,788,964	0.93%	-42.84%
2007	0.00%	4,524,124	27.094222	122,577,620	0.89%	17.51%
2007	0.10%	503,350	19.513053	9,821,895	0.89%	17.39%
2007	0.20%	1,674,382	18.348754	30,722,823	0.89%	17.27%
2007	0.25%	3,212,196	18.283913	58,731,512	0.89%	17.21%
2007	0.40%	694,122	22.806621	15,830,577	0.89%	17.04%
VIP Fund - Energy Portfolio - Service Class 2 (FNRS2)
2011	0.00%	594,575	17.446617	10,373,322	0.83%	-5.20%
2010	0.00%	542,677	18.403422	9,987,114	0.35%	19.16%
2009	0.00%	630,089	15.444750	9,731,567	0.22%	47.57%
2008	0.00%	747,087	10.465765	7,818,837	0.00%	-54.40%
2007	0.00%	621,068	22.953063	14,255,413	0.12%	45.64%
VIP Fund - Equity-Income Portfolio - Service Class (FEIS)
2011	0.00%	2,387,273	16.335975	38,998,432	2.29%	0.86%
2011	0.10%	201,437	14.149286	2,850,190	2.29%	0.76%
2011	0.20%	265,212	12.977974	3,441,914	2.29%	0.66%
2011	0.25%	729,727	12.906284	9,418,064	2.29%	0.61%
2010	0.00%	2,608,980	16.196839	42,257,229	1.70%	15.09%
2010	0.10%	221,619	14.042784	3,112,148	1.70%	14.97%
2010	0.20%	512,456	12.893153	6,607,174	1.70%	14.86%
2010	0.25%	1,075,614	12.828331	13,798,332	1.70%	14.80%
2009	0.00%	2,900,543	14.073509	40,820,818	2.16%	30.03%
2009	0.10%	249,158	12.214029	3,043,223	2.16%	29.90%
2009	0.20%	420,614	11.225322	4,721,528	2.16%	29.77%
2009	0.25%	1,304,182	11.174471	14,573,544	2.16%	29.71%
2009	0.40%	8,222	11.961703	98,349	2.16%	29.51%
2008	0.00%	3,254,696	10.823135	35,226,014	2.35%	-42.70%
2008	0.10%	294,647	9.402510	2,770,421	2.35%	-42.76%
2008	0.20%	412,573	8.650050	3,568,777	2.35%	-42.82%
2008	0.25%	1,761,859	8.615165	15,178,706	2.35%	-42.85%
2008	0.40%	74,107	9.235955	684,449	2.35%	-42.93%
2007	0.00%	3,474,112	18.889723	65,625,013	1.67%	1.42%
2007	0.10%	291,212	16.426769	4,783,672	1.67%	1.32%
2007	0.20%	488,726	15.127358	7,393,133	1.67%	1.21%
2007	0.25%	1,729,636	15.073906	26,072,370	1.67%	1.16%
2007	0.40%	275,862	16.184435	4,464,671	1.67%	1.01%

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT - 4

NOTES TO FINANCIAL STATEMENTS December 31, 2011

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
VIP Fund - Freedom Fund 2010 Portfolio - Service Class (FF10S)
2011	0.00%	147,851	$13.477731	$1,992,696	2.20%	-0.28%
2011	0.20%	27,132	13.299351	360,838	2.20%	-0.48%
2011	0.25%	3,966	13.255123	52,570	2.20%	-0.53%
2010	0.00%	136,140	13.516167	1,840,091	2.19%	12.74%
2010	0.20%	4,973	13.363919	66,459	2.19%	12.51%
2010	0.25%	714	13.326120	9,515	2.19%	12.46%
2009	0.00%	151,807	11.989176	1,820,041	3.90%	24.15%
2009	0.20%	5,103	11.877840	60,613	3.90%	23.90%
2009	0.25%	713	11.850165	8,449	3.90%	23.84%
2008	0.00%	133,384	9.656832	1,288,067	2.70%	-25.08%
2008	0.20%	1,657	9.586290	15,884	2.70%	-25.23%
2008	0.25%	151	9.568737	1,445	2.70%	-25.26%
2007	0.00%	121,944	12.888793	1,571,711	3.28%	8.65%
VIP Fund - Freedom Fund 2020 Portfolio - Service Class (FF20S)
2011	0.00%	419,318	13.437783	5,634,704	2.27%	-1.12%
2011	0.20%	107,464	13.259920	1,424,964	2.27%	-1.32%
2011	0.25%	254,766	13.215803	3,366,937	2.27%	-1.37%
2010	0.00%	329,369	13.590648	4,476,338	2.28%	14.52%
2010	0.20%	17,386	13.437543	233,625	2.28%	14.29%
2010	0.25%	215,574	13.399524	2,888,589	2.28%	14.23%
2009	0.00%	331,447	11.867504	3,933,449	3.37%	28.78%
2009	0.20%	3,437	11.757279	40,410	3.37%	28.52%
2009	0.25%	172,400	11.729876	2,022,231	3.37%	28.45%
2008	0.00%	331,111	9.215628	3,051,396	3.25%	-32.71%
2008	0.25%	55,034	9.131542	502,545	3.25%	-32.88%
2008	0.40%	22,241	9.081452	201,981	3.25%	-32.98%
2007	0.00%	222,540	13.695591	3,047,817	2.67%	10.17%
VIP Fund - Freedom Fund 2030 Portfolio - Service Class (FF30S)
2011	0.00%	257,152	13.094199	3,367,199	2.22%	-2.70%
2011	0.20%	89,919	12.920810	1,161,826	2.22%	-2.89%
2011	0.25%	157,867	12.877813	2,032,982	2.22%	-2.94%
2010	0.00%	236,147	13.457007	3,177,832	2.16%	16.00%
2010	0.20%	8,368	13.305353	111,339	2.16%	15.77%
2010	0.25%	52,993	13.267698	703,095	2.16%	15.71%
2009	0.00%	223,653	11.600974	2,594,593	2.39%	31.40%
2009	0.20%	5,273	11.493181	60,604	2.39%	31.14%
2009	0.25%	34,265	11.466383	392,896	2.39%	31.08%
2008	0.00%	189,269	8.828445	1,670,951	2.64%	-38.08%
2008	0.20%	3,626	8.763926	31,778	2.64%	-38.20%
2008	0.25%	14,454	8.747863	126,442	2.64%	-38.23%
2008	0.40%	9,318	8.699870	81,065	2.64%	-38.32%
2007	0.00%	136,304	14.256765	1,943,254	2.62%	11.21%
VIP Fund - Freedom Income Fund Portfolio - Service Class (FFINS)
2011	0.20%	157,557	10.238465	1,613,142	1.77%	1.36%
2011	0.25%	22,966	10.232950	235,010	1.77%	1.31%
VIP Fund - Growth & Income Portfolio - Service Class (FGIS)
2010	0.20%	7,884	8.550246	67,410	0.70%	14.43%
2010	0.25%	1,131	8.537429	9,656	0.70%	14.38%
2009	0.20%	8,111	7.471827	60,604	0.11%	26.91%
2009	0.25%	1,133	7.464354	8,457	0.11%	26.84%

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT - 4

NOTES TO FINANCIAL STATEMENTS December 31, 2011

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
VIP Fund - Growth Opportunities Portfolio - Service Class (FGOS)
2011	0.00%	2	$11.627899	$23	0.06%	2.18%
2011	0.10%	167,357	9.343842	1,563,757	0.06%	2.08%
2011	0.25%	40,559	10.611629	430,397	0.06%	1.93%
2010	0.00%	2	11.379822	23	0.02%	23.65%
2010	0.10%	120,418	9.153616	1,102,260	0.02%	23.53%
2010	0.25%	41,639	10.411166	433,511	0.02%	23.34%
2009	0.00%	756,757	9.203011	6,964,443	0.38%	45.72%
2009	0.10%	70,834	7.410032	524,882	0.38%	45.57%
2009	0.25%	44,684	8.440703	377,164	0.38%	45.36%
2008	0.00%	797,395	6.315602	5,036,029	0.34%	-55.06%
2008	0.10%	79,193	5.090243	403,112	0.34%	-55.10%
2008	0.25%	52,092	5.806945	302,495	0.34%	-55.17%
2007	0.00%	876,024	14.053200	12,310,940	0.00%	23.04%
2007	0.10%	87,966	11.337986	997,357	0.00%	22.92%
2007	0.25%	62,164	12.953846	805,263	0.00%	22.73%
VIP Fund - Growth Portfolio - Service Class (FGS)
2011	0.00%	2,614,645	16.106923	42,113,886	0.25%	0.14%
2011	0.10%	259,344	10.438857	2,707,255	0.25%	0.04%
2011	0.20%	332,626	9.279050	3,086,453	0.25%	-0.06%
2011	0.25%	1,292,625	9.227724	11,927,987	0.25%	-0.11%
2010	0.00%	2,828,191	16.084224	45,489,258	0.17%	24.06%
2010	0.10%	195,448	10.434553	2,039,413	0.17%	23.93%
2010	0.20%	556,067	9.284476	5,162,791	0.17%	23.81%
2010	0.25%	1,894,082	9.237732	17,497,022	0.17%	23.75%
2009	0.00%	3,107,304	12.965334	40,287,234	0.32%	28.15%
2009	0.10%	292,689	8.419589	2,464,321	0.32%	28.02%
2009	0.20%	596,741	7.499084	4,475,011	0.32%	27.89%
2009	0.25%	2,310,471	7.465060	17,247,805	0.32%	27.83%
2009	0.40%	24,913	10.725399	267,202	0.32%	27.64%
2008	0.00%	3,467,374	10.117480	35,081,087	0.74%	-47.23%
2008	0.10%	986,037	6.576790	6,484,958	0.74%	-47.29%
2008	0.20%	580,783	5.863617	3,405,489	0.74%	-47.34%
2008	0.25%	2,552,430	5.839928	14,906,007	0.74%	-47.37%
2008	0.40%	113,777	8.403086	956,078	0.74%	-47.44%
2007	0.00%	3,775,216	19.173877	72,385,527	0.62%	26.87%
2007	0.10%	1,087,228	12.476360	13,564,648	0.62%	26.74%
2007	0.20%	882,468	11.134607	9,825,934	0.62%	26.62%
2007	0.25%	1,845,202	11.095199	20,472,883	0.62%	26.55%
2007	0.40%	190,114	15.988944	3,039,722	0.62%	26.36%

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT - 4

NOTES TO FINANCIAL STATEMENTS December 31, 2011

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
VIP Fund - High Income Portfolio - Service Class (FHIS)
2011	0.00%	369,835	$15.120791	$5,592,198	6.65%	3.93%
2011	0.10%	138,594	14.875369	2,061,637	6.65%	3.82%
2011	0.20%	104,993	18.895691	1,983,915	6.65%	3.72%
2011	0.25%	208,631	18.791235	3,920,434	6.65%	3.67%
2010	0.00%	456,051	14.549690	6,635,401	7.61%	13.79%
2010	0.10%	164,151	14.327814	2,351,925	7.61%	13.67%
2010	0.20%	143,953	18.218308	2,622,580	7.61%	13.56%
2010	0.25%	183,998	18.126634	3,335,264	7.61%	13.50%
2009	0.00%	522,350	12.786757	6,679,163	6.43%	43.77%
2009	0.10%	194,653	12.604336	2,453,472	6.43%	43.63%
2009	0.20%	122,251	16.042868	1,961,257	6.43%	43.49%
2009	0.25%	158,484	15.970114	2,531,008	6.43%	43.41%
2008	0.00%	671,992	8.893725	5,976,512	8.01%	-25.06%
2008	0.10%	637,990	8.775597	5,598,743	8.01%	-25.14%
2008	0.20%	76,481	11.180781	855,117	8.01%	-25.21%
2008	0.25%	151,548	11.135640	1,687,584	8.01%	-25.25%
2007	0.00%	877,636	11.868272	10,416,023	8.58%	2.66%
2007	0.10%	759,028	11.722369	8,897,606	8.58%	2.55%
2007	0.20%	208,598	14.950148	3,118,571	8.58%	2.45%
2007	0.25%	178,522	14.897237	2,659,485	8.58%	2.40%
VIP Fund - High Income Portfolio - Service Class R (FHISR)
2011	0.00%	301,013	12.617208	3,797,944	6.95%	3.99%
2010	0.00%	339,656	12.132539	4,120,890	7.97%	13.66%
2009	0.00%	350,965	10.674246	3,746,287	8.96%	43.93%
2008	0.00%	230,571	7.416301	1,709,984	7.80%	-24.98%
2007	0.00%	231,578	9.885500	2,289,264	10.69%	-1.15%	5/1/2007
VIP Fund - Index 500 Portfolio - Initial Class (FIP)
2011	0.20%	2,038,925	9.421216	19,209,153	1.86%	1.84%
2011	0.25%	297,628	9.402424	2,798,425	1.86%	1.78%
2010	0.20%	2,378,076	9.251418	22,000,575	6.89%	14.79%
2010	0.25%	341,142	9.237578	3,151,326	6.89%	14.74%
2009	0.20%	498,840	8.059227	4,020,265	2.45%	26.35%
2009	0.25%	69,655	8.051179	560,805	2.45%	26.29%
2008	0.20%	505,186	6.378330	3,222,243	2.29%	-36.22%	1/2/2008
2008	0.25%	46,125	6.375146	294,054	2.29%	-36.25%	1/2/2008
VIP Fund - Investment Grade Bond Portfolio - Service Class (FIGBS)
2011	0.00%	966,381	15.264055	14,750,893	3.27%	7.21%
2011	0.10%	89,725	15.132404	1,357,755	3.27%	7.10%
2011	0.20%	79,267	15.001845	1,189,151	3.27%	6.99%
2011	0.25%	903,088	14.937020	13,489,444	3.27%	6.94%
2010	0.00%	1,042,979	14.237787	14,849,713	5.00%	7.68%
2010	0.10%	89,213	14.129064	1,260,496	5.00%	7.57%
2010	0.20%	34,875	14.021133	488,987	5.00%	7.46%
2010	0.25%	1,690,841	13.967499	23,616,820	5.00%	7.41%
2009	0.00%	1,066,040	13.222437	14,095,647	8.80%	15.67%
2009	0.10%	75,947	13.134577	997,532	8.80%	15.56%
2009	0.20%	12,441	13.047289	162,321	8.80%	15.44%
2009	0.25%	106,438	13.003875	1,384,106	8.80%	15.38%
2008	0.00%	1,078,108	11.430864	12,323,706	3.94%	-3.35%
2008	0.10%	75,054	11.366264	853,084	3.94%	-3.44%
2008	0.25%	100,055	11.270047	1,127,625	3.94%	-3.59%
2008	0.40%	4,637	11.174634	51,817	3.94%	-3.73%
2007	0.00%	969,956	11.826500	11,471,185	3.80%	4.21%
2007	0.10%	72,344	11.771423	851,592	3.80%	4.11%
2007	0.20%	81,300	11.716596	952,559	3.80%	4.00%
2007	0.25%	102,048	11.689304	1,192,870	3.80%	3.95%
2007	0.40%	5,038	11.607727	58,480	3.80%	3.79%

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT - 4

NOTES TO FINANCIAL STATEMENTS December 31, 2011

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
VIP Fund - Mid Cap Portfolio - Service Class (FMCS)
2011	0.00%	954,537	$26.289170	$25,093,985	0.14%	-10.72%
2011	0.10%	92,366	26.062360	2,407,276	0.14%	-10.81%
2011	0.20%	179,922	25.837533	4,648,741	0.14%	-10.89%
2011	0.25%	424,274	25.725831	10,914,801	0.14%	-10.94%
2010	0.00%	1,034,040	29.444519	30,446,810	0.28%	28.70%
2010	0.10%	81,078	29.219667	2,369,072	0.28%	28.57%
2010	0.20%	124,610	28.996539	3,613,259	0.28%	28.45%
2010	0.25%	451,307	28.885604	13,036,275	0.28%	28.38%
2009	0.00%	1,033,209	22.878053	23,637,810	0.58%	40.01%
2009	0.10%	66,502	22.726025	1,511,326	0.58%	39.87%
2009	0.20%	52,799	22.575019	1,191,938	0.58%	39.73%
2009	0.25%	483,255	22.499878	10,873,179	0.58%	39.66%
2009	0.40%	161	22.275993	3,586	0.58%	39.46%
2008	0.00%	1,053,808	16.339788	17,218,999	0.38%	-39.51%
2008	0.10%	60,956	16.247436	990,379	0.38%	-39.57%
2008	0.20%	40,911	16.155616	660,942	0.38%	-39.63%
2008	0.25%	395,836	16.109892	6,376,875	0.38%	-39.66%
2008	0.40%	174,217	15.973520	2,782,859	0.38%	-39.75%
2007	0.00%	1,090,690	27.011367	29,461,028	0.72%	15.49%
2007	0.10%	41,774	26.885640	1,123,121	0.72%	15.37%
2007	0.25%	354,360	26.698163	9,460,761	0.72%	15.20%
2007	0.40%	51,988	26.511996	1,378,306	0.72%	15.02%
VIP Fund - Overseas Portfolio - Service Class (FOS)
2011	0.00%	358,292	14.436160	5,172,361	1.19%	-17.23%
2011	0.10%	120,357	12.245783	1,473,866	1.19%	-17.31%
2011	0.20%	134,279	10.910767	1,465,087	1.19%	-17.39%
2011	0.25%	681,992	10.850436	7,399,911	1.19%	-17.43%
2010	0.00%	444,043	17.440640	7,744,394	1.27%	12.99%
2010	0.10%	127,406	14.809197	1,886,781	1.27%	12.88%
2010	0.20%	120,641	13.207916	1,593,416	1.27%	12.77%
2010	0.25%	1,141,090	13.141451	14,995,578	1.27%	12.71%
2009	0.00%	520,924	15.435366	8,040,653	2.05%	26.44%
2009	0.10%	280,028	13.119571	3,673,847	2.05%	26.31%
2009	0.20%	97,757	11.712682	1,144,997	2.05%	26.19%
2009	0.25%	1,344,902	11.659560	15,680,966	2.05%	26.12%
2009	0.40%	2,145	12.468464	26,745	2.05%	25.93%
2008	0.00%	628,957	12.207782	7,678,170	2.43%	-43.86%
2008	0.10%	283,593	10.386619	2,945,572	2.43%	-43.92%
2008	0.20%	98,672	9.282079	915,881	2.43%	-43.98%
2008	0.25%	1,629,016	9.244601	15,059,603	2.43%	-44.00%
2008	0.40%	84,310	9.900810	834,737	2.43%	-44.09%
2007	0.00%	761,402	21.746938	16,558,162	3.19%	17.21%
2007	0.10%	223,530	18.521287	4,140,063	3.19%	17.09%
2007	0.20%	308,712	16.568287	5,114,829	3.19%	16.97%
2007	0.25%	1,540,530	16.509660	25,433,627	3.19%	16.91%
2007	0.40%	205,152	17.708202	3,632,873	3.19%	16.74%
VIP Fund - Overseas Portfolio - Service Class R (FOSR)
2011	0.00%	865,432	11.466618	9,923,578	1.29%	-17.30%
2010	0.00%	901,030	13.865532	12,493,260	1.32%	13.01%
2009	0.00%	992,596	12.269434	12,178,591	2.07%	26.49%
2008	0.00%	1,096,774	9.699843	10,638,536	2.55%	-43.88%
2007	0.00%	1,080,792	17.283296	18,679,648	3.16%	17.23%

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT - 4

NOTES TO FINANCIAL STATEMENTS December 31, 2011

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
VIP Fund - Value Strategies Portfolio - Service Class (FVSS)
2011	0.00%	190,137	$15.055580	$2,862,623	0.91%	-8.85%
2011	0.10%	64,340	14.910722	959,356	0.91%	-8.94%
2011	0.25%	829	14.695999	12,183	0.91%	-9.07%
2010	0.00%	183,598	16.516915	3,032,473	0.41%	26.45%
2010	0.10%	63,715	16.374356	1,043,292	0.41%	26.33%
2010	0.25%	839	16.162748	13,561	0.41%	26.14%
2009	0.00%	226,619	13.061648	2,960,018	0.51%	57.40%
2009	0.10%	54,167	12.961834	702,104	0.51%	57.24%
2009	0.25%	798	12.813506	10,225	0.51%	57.00%
2008	0.00%	242,212	8.298533	2,010,004	0.56%	-51.17%
2008	0.10%	51,422	8.243364	423,890	0.56%	-51.22%
2008	0.25%	30,262	8.161269	246,976	0.56%	-51.30%
2007	0.00%	495,906	16.996302	8,428,568	0.83%	5.60%
2007	0.10%	45,242	16.900270	764,602	0.83%	5.49%
2007	0.25%	3,262	16.757189	54,662	0.83%	5.33%
VIP Fund - VIP Freedom Fund 2015 Portfolio - Service Class (FF15S)
2011	0.00%	10,672	10.467224	111,706	2.38%	-0.41%
2011	0.20%	55,142	10.390805	572,970	2.38%	-0.61%
2011	0.25%	318,600	10.371781	3,304,449	2.38%	-0.66%
2010	0.00%	7,055	10.510490	74,152	2.63%	13.00%
2010	0.20%	20,002	10.454598	209,113	2.63%	12.78%
2010	0.25%	177,928	10.440658	1,857,685	2.63%	12.72%
2009	0.00%	5,406	9.301002	50,281	4.01%	25.06%
2009	0.25%	121,907	9.262314	1,129,141	4.01%	24.75%
2008	0.25%	37,047	7.424925	275,071	3.44%	-25.75%	5/1/2008
2008	0.40%	81,705	7.417486	606,046	3.44%	-25.83%	5/1/2008
VIP Fund - VIP Freedom Fund 2025 Portfolio - Service Class (FF25S)
2011	0.00%	9,293	9.958561	92,545	2.30%	-2.26%
2011	0.20%	68,449	9.885849	676,676	2.30%	-2.45%
2011	0.25%	390,645	9.867741	3,854,784	2.30%	-2.50%
2010	0.00%	2,126	10.188758	21,661	2.55%	15.70%
2010	0.20%	13,233	10.134563	134,111	2.55%	15.47%
2010	0.25%	107,781	10.121060	1,090,858	2.55%	15.41%
2009	0.00%	94	8.806233	828	4.01%	29.96%
2009	0.25%	71,285	8.769590	625,140	4.01%	29.63%
2008	0.25%	1,777	6.764989	12,021	3.09%	-32.35%	5/1/2008
2008	0.40%	33,939	6.758199	229,367	3.09%	-32.42%	5/1/2008
VIP Fund - VIP Freedom Fund 2040 Portfolio - Service Class (FF40S)
2011	0.00%	2,579	10.364685	26,731	2.32%	-4.24%
2011	0.20%	65,750	10.330313	679,218	2.32%	-4.43%
2011	0.25%	9,719	10.321735	100,317	2.32%	-4.48%
Franklin Income Securities Fund - Class 2 (FTVIS2)
2011	0.00%	353,498	12.805162	4,526,599	5.79%	2.38%
2010	0.00%	339,445	12.507001	4,245,439	6.43%	12.67%
2009	0.00%	382,836	11.100337	4,249,609	8.31%	35.59%
2008	0.00%	421,586	8.186428	3,451,283	5.51%	-29.66%
2007	0.00%	416,188	11.637657	4,843,453	3.54%	3.76%
Franklin Rising Dividends Securities Fund - Class 1 (FTVRDI)
2011	0.00%	702,870	17.976970	12,635,473	1.70%	6.29%
2010	0.00%	718,728	16.912694	12,155,627	1.78%	20.94%
2009	0.00%	724,097	13.984451	10,126,099	1.80%	17.67%
2008	0.00%	787,806	11.884088	9,362,356	2.02%	-26.94%
2007	0.00%	910,630	16.266644	14,812,894	2.49%	-2.41%

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT - 4

NOTES TO FINANCIAL STATEMENTS December 31, 2011

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
Franklin Small Cap Value Securities Fund - Class 1 (FTVSVI)
2011	0.00%	428,826	$22.355324	$9,586,544	0.90%	-3.53%
2010	0.00%	510,127	23.172621	11,820,980	0.94%	28.49%
2009	0.00%	526,295	18.034685	9,491,565	1.92%	29.54%
2008	0.00%	560,057	13.921598	7,796,888	1.42%	-32.87%
2007	0.00%	545,164	20.738061	11,305,644	0.89%	-2.14%
Franklin Small Cap Value Securities Fund - Class 2 (FTVSV2)
2011	0.00%	26,725	13.862767	370,482	0.69%	-3.76%
2011	0.10%	59,250	13.770689	815,913	0.69%	-3.86%
2011	0.20%	26,691	13.679206	365,112	0.69%	-3.95%
2011	0.25%	271,775	13.633645	3,705,284	0.69%	-4.00%
2010	0.00%	15,995	14.404363	230,398	0.72%	28.22%
2010	0.10%	54,144	14.322976	775,503	0.72%	28.09%
2010	0.20%	33,435	14.242025	476,182	0.72%	27.97%
2010	0.25%	326,463	14.201682	4,636,324	0.72%	27.90%
2009	0.00%	24,186	11.233980	271,705	1.61%	29.16%
2009	0.10%	45,532	11.181660	509,123	1.61%	29.03%
2009	0.20%	16,337	11.129584	181,824	1.61%	28.90%
2009	0.25%	329,020	11.103596	3,653,305	1.61%	28.83%
2008	0.00%	13,222	8.697893	115,004	1.16%	-33.02%
2008	0.10%	42,469	8.666053	368,039	1.16%	-33.08%
2008	0.20%	2,572	8.634328	22,207	1.16%	-33.15%
2008	0.25%	297,041	8.618488	2,560,044	1.16%	-33.18%
2008	0.40%	25,833	8.571211	221,420	1.16%	-33.28%
2007	0.10%	14,194	12.950462	183,819	0.63%	-2.48%
2007	0.25%	317,232	12.898779	4,091,905	0.63%	-2.62%
2007	0.40%	62,522	12.847323	803,240	0.63%	-2.77%
Mutual Discovery Global Securities Fund - Class 2 (FTVMD2)
2011	0.25%	21,727	9.522271	206,890	2.22%	-3.20%
2010	0.20%	18,111	9.851892	178,428	1.26%	11.73%
2010	0.25%	2,598	9.837163	25,557	1.26%	11.68%
2009	0.20%	20,621	8.817252	181,821	1.18%	23.07%
2009	0.25%	2,879	8.808466	25,360	1.18%	23.01%
2008	0.20%	8,713	7.164503	62,424	1.90%	-28.35%	1/2/2008
2008	0.25%	795	7.160940	5,693	1.90%	-28.39%	1/2/2008
Templeton Developing Markets Securities Fund - Class 3 (FTVDM3)
2011	0.00%	262,679	17.062376	4,481,928	0.97%	-15.86%
2010	0.00%	278,260	20.278309	5,642,642	1.64%	17.51%
2009	0.00%	329,156	17.256364	5,680,036	3.87%	72.63%
2008	0.00%	275,997	9.996007	2,758,868	2.81%	-52.67%
2007	0.00%	364,400	21.120230	7,696,212	2.19%	28.70%
Templeton Foreign Securities Fund - Class 1 (TIF)
2011	0.00%	65,960	19.616024	1,293,873	1.93%	-10.44%
2010	0.00%	73,458	21.903633	1,608,997	2.06%	8.67%
2009	0.00%	84,266	20.155256	1,698,403	3.77%	37.34%
2008	0.00%	99,305	14.675305	1,457,331	2.66%	-40.23%
2007	0.00%	131,776	24.554735	3,235,725	2.08%	15.79%

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT - 4

NOTES TO FINANCIAL STATEMENTS December 31, 2011

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
Templeton Foreign Securities Fund - Class 2 (TIF2)
2011	0.10%	85,706	$18.009125	$1,543,490	1.69%	-10.72%
2011	0.20%	145,538	17.842000	2,596,689	1.69%	-10.81%
2011	0.25%	405,037	17.759014	7,193,058	1.69%	-10.86%
2010	0.10%	76,012	20.172194	1,533,329	1.89%	8.30%
2010	0.20%	106,558	20.004971	2,131,690	1.89%	8.19%
2010	0.25%	402,163	19.921879	8,011,843	1.89%	8.14%
2009	0.10%	184,222	18.626590	3,431,428	3.25%	36.91%
2009	0.20%	36,928	18.490649	682,823	3.25%	36.77%
2009	0.25%	463,306	18.423035	8,535,503	3.25%	36.70%
2009	0.40%	10,145	18.221708	184,859	3.25%	36.50%
2008	0.10%	199,971	13.605462	2,720,698	2.30%	-40.44%
2008	0.20%	41,270	13.519674	557,957	2.30%	-40.50%
2008	0.25%	465,751	13.476974	6,276,914	2.30%	-40.53%
2008	0.40%	33,468	13.349706	446,788	2.30%	-40.62%
2007	0.10%	205,828	22.842250	4,701,575	1.86%	15.34%
2007	0.20%	130,208	22.720977	2,958,453	1.86%	15.23%
2007	0.25%	590,458	22.660573	13,380,117	1.86%	15.17%
2007	0.40%	64,892	22.480343	1,458,794	1.86%	14.99%
Templeton Foreign Securities Fund - Class 3 (TIF3)
2011	0.00%	406,154	12.534749	5,091,038	1.77%	-10.68%
2010	0.00%	389,994	14.033220	5,472,872	1.62%	8.41%
2009	0.00%	428,311	12.945045	5,544,505	3.55%	37.20%
2008	0.00%	502,570	9.435374	4,741,936	2.55%	-40.39%
2007	0.00%	462,356	15.828965	7,318,617	2.11%	15.45%
Templeton Global Bond Securities Fund - Class 2 (FTVGI2)
2011	0.00%	60,786	14.570417	885,677	5.70%	-0.87%
2011	0.10%	1,815,343	14.508523	26,337,946	5.70%	-0.97%
2011	0.20%	410,455	14.446899	5,929,802	5.70%	-1.07%
2011	0.25%	294,980	14.416178	4,252,484	5.70%	-1.12%
2010	0.00%	25,445	14.698405	374,001	0.61%	14.45%
2010	0.10%	1,839,432	14.650582	26,948,749	0.61%	14.33%
2010	0.20%	455,180	14.602909	6,646,952	0.61%	14.22%
2010	0.25%	315,316	14.579135	4,597,035	0.61%	14.16%
2009	0.00%	9,362	12.842917	120,235	16.61%	18.68%
2009	0.25%	189,274	12.770565	2,417,136	16.61%	18.39%
2008	0.00%	1,646	10.821275	17,812	2.99%	6.21%
2008	0.25%	93,179	10.787239	1,005,144	2.99%	5.94%
2008	0.40%	100	10.766879	1,077	2.99%	5.78%
Templeton Global Bond Securities Fund - Class 3 (FTVGI3)
2011	0.00%	614,756	17.701343	10,882,007	5.34%	-0.83%
2010	0.00%	535,857	17.849519	9,564,790	1.48%	14.38%
2009	0.00%	410,243	15.605635	6,402,103	15.12%	18.69%
2008	0.00%	490,278	13.148675	6,446,506	4.25%	6.21%
2007	0.00%	280,836	12.380292	3,476,832	2.62%	11.03%
VIP Founding Funds Allocation Fund - Class 2 (FTVFA2)
2011	0.00%	35,227	9.411247	331,530	0.02%	-1.54%
2010	0.00%	37,961	9.558606	362,854	2.37%	10.25%
2009	0.00%	34,220	8.669683	296,677	3.31%	30.25%
2008	0.00%	17,440	6.656135	116,083	3.75%	-33.44%	5/1/2008

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT - 4

NOTES TO FINANCIAL STATEMENTS December 31, 2011

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
Goldman Sachs VIT - Goldman Sachs Mid Cap Value Fund - Institutional Shares (GVMCE)
2011	0.10%	153,402	$21.011696	$3,223,236	0.73%	-6.47%
2011	0.20%	514,075	20.816771	10,701,382	0.73%	-6.56%
2011	0.25%	1,416,909	20.719959	29,358,296	0.73%	-6.61%
2010	0.10%	146,239	22.464900	3,285,245	0.65%	24.88%
2010	0.20%	491,175	22.278722	10,942,751	0.65%	24.75%
2010	0.25%	1,651,372	22.186180	36,637,636	0.65%	24.69%
2009	0.10%	117,092	17.989872	2,106,470	1.90%	33.02%
2009	0.20%	732,755	17.858604	13,085,981	1.90%	32.89%
2009	0.25%	1,759,781	17.793307	31,312,324	1.90%	32.82%
2009	0.40%	1,601	17.598827	28,176	1.90%	32.62%
2008	0.10%	128,526	13.524296	1,738,224	0.95%	-37.11%
2008	0.20%	831,665	13.439050	11,176,788	0.95%	-37.18%
2008	0.25%	1,507,852	13.396598	20,200,087	0.95%	-37.21%
2008	0.40%	364,923	13.270057	4,842,549	0.95%	-37.30%
2007	0.10%	160,214	21.505877	3,445,543	0.81%	3.10%
2007	0.20%	1,061,686	21.391758	22,711,330	0.81%	3.00%
2007	0.25%	1,727,904	21.334874	36,864,614	0.81%	2.94%
2007	0.40%	707,562	21.165166	14,975,667	0.81%	2.79%
VIT - Goldman Sachs VIT Growth Opportunities Fund -Service Shares (GVGOPS)
2011	0.20%	125	8.804262	1,101	0.00%	-11.96%	5/2/2011
2011	0.25%	309	8.801350	2,720	0.00%	-11.99%	5/2/2011
ClearBridge Variable Small Cap Growth Portfolio - Class I (SBVSG)
2011	0.00%	12,602	10.635081	134,023	0.00%	1.39%
2011	0.20%	1,445	10.544821	15,237	0.00%	1.18%
2011	0.25%	59,758	10.522359	628,795	0.00%	1.13%
2010	0.00%	3,623	10.489595	38,004	0.00%	25.18%
2010	0.20%	129	10.421361	1,344	0.00%	24.93%
2010	0.25%	17,295	10.404348	179,943	0.00%	24.87%
2009	0.00%	92	8.379457	771	0.00%	42.77%
2009	0.25%	32,585	8.332144	271,503	0.00%	42.42%
2008	0.00%	166	5.869001	974	0.00%	-40.71%
2008	0.25%	18,031	5.850489	105,490	0.00%	-40.86%
Lincoln VIP Trust - Baron Growth Opportunities Funds - Service Class (BNCAI)
2011	0.00%	20,631	21.672931	447,134	0.00%	4.02%
2011	0.10%	52,786	21.471853	1,133,413	0.00%	3.92%
2011	0.20%	76,933	21.272621	1,636,567	0.00%	3.82%
2011	0.25%	337,265	21.173648	7,141,130	0.00%	3.76%
2010	0.00%	17,793	20.834594	370,710	0.00%	26.38%
2010	0.10%	57,988	20.661902	1,198,142	0.00%	26.26%
2010	0.20%	167,060	20.490617	3,423,162	0.00%	26.13%
2010	0.25%	387,606	20.405470	7,909,283	0.00%	26.07%
2009	0.00%	19,056	16.485275	314,143	0.00%	38.32%
2009	0.10%	46,598	16.364975	762,575	0.00%	38.19%
2009	0.20%	138,033	16.245528	2,242,419	0.00%	38.05%
2009	0.25%	451,652	16.186105	7,310,487	0.00%	37.98%
2009	0.40%	566	16.009192	9,061	0.00%	37.77%
2008	0.00%	8,641	11.917785	102,982	0.00%	-39.14%
2008	0.10%	62,479	11.842641	739,916	0.00%	-39.20%
2008	0.20%	120,684	11.767949	1,420,203	0.00%	-39.26%
2008	0.25%	360,408	11.730770	4,227,863	0.00%	-39.29%
2008	0.40%	95,250	11.619973	1,106,802	0.00%	-39.38%
2007	0.10%	129,912	19.476896	2,530,283	0.00%	3.32%
2007	0.20%	222,816	19.373459	4,316,717	0.00%	3.21%
2007	0.25%	312,238	19.321952	6,033,048	0.00%	3.16%
2007	0.40%	154,928	19.168269	2,969,702	0.00%	3.01%

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT - 4

NOTES TO FINANCIAL STATEMENTS December 31, 2011

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
Advisers Management Trust - Short Duration Bond Portfolio - I Class Shares (AMTB)
2011	0.00%	328,162	$11.677944	$3,832,257	3.71%	0.29%
2010	0.00%	348,678	11.644307	4,060,114	5.25%	5.28%
2009	0.00%	395,794	11.059816	4,377,409	7.00%	13.33%
2008	0.00%	417,277	9.759262	4,072,316	3.91%	-13.43%
2007	0.00%	757,962	11.273070	8,544,559	2.69%	4.77%
Guardian Portfolio - I Class Shares (AMGP)
2011	0.00%	2	20.989829	42	0.48%	-2.94%
2011	0.10%	77,560	15.021443	1,165,063	0.48%	-3.04%
2011	0.25%	56,791	13.763826	781,661	0.48%	-3.18%
2010	0.00%	2	21.625604	43	0.44%	19.01%
2010	0.10%	72,597	15.491894	1,124,665	0.44%	18.89%
2010	0.25%	52,120	14.216158	740,946	0.44%	18.72%
2009	0.00%	2	18.170858	36	0.35%	29.69%
2009	0.10%	68,145	13.030029	887,931	0.35%	29.56%
2009	0.25%	56,767	11.974954	679,782	0.35%	29.36%
2008	0.00%	392,065	14.011166	5,493,288	0.54%	-37.24%
2008	0.10%	73,276	10.057230	736,954	0.54%	-37.31%
2008	0.25%	86,429	9.256750	800,052	0.54%	-37.40%
2007	0.00%	434,652	22.326685	9,704,338	0.26%	7.39%
2007	0.10%	100,594	16.042197	1,613,749	0.26%	7.28%
2007	0.25%	98,428	14.787583	1,455,512	0.26%	7.12%
International Portfolio - S Class Shares (AMINS)
2008	0.00%	248,009	8.019658	1,988,947	0.00%	-46.44%
2007	0.00%	280,340	14.972222	4,197,313	1.87%	3.21%
Mid-Cap Growth Portfolio - I Class Shares (AMCG)
2011	0.00%	26	24.308851	632	0.00%	0.47%
2011	0.10%	34,106	17.622859	601,045	0.00%	0.37%
2011	0.20%	28,457	12.800871	364,274	0.00%	0.27%
2011	0.25%	284,856	12.730096	3,626,244	0.00%	0.22%
2010	0.10%	31,209	17.557221	547,943	0.00%	28.97%
2010	0.20%	28,698	12.765923	366,356	0.00%	28.84%
2010	0.25%	409,150	12.701675	5,196,890	0.00%	28.77%
2009	0.10%	74,748	13.613710	1,017,598	0.00%	31.47%
2009	0.20%	37,091	9.908467	367,515	0.00%	31.34%
2009	0.25%	425,418	9.863529	4,196,123	0.00%	31.27%
2008	0.00%	1,241,103	14.241194	17,674,789	0.00%	-43.37%
2008	0.10%	457,960	10.355229	4,742,281	0.00%	-43.43%
2008	0.20%	43,749	7.544382	330,059	0.00%	-43.48%
2008	0.25%	464,312	7.513928	3,488,807	0.00%	-43.51%
2007	0.00%	1,375,816	25.147074	34,597,747	0.00%	22.53%
2007	0.10%	412,472	18.303613	7,549,728	0.00%	22.40%
2007	0.20%	38,324	13.348628	511,573	0.00%	22.28%
2007	0.25%	489,154	13.301400	6,506,433	0.00%	22.22%
2007	0.40%	3,494	19.674042	68,741	0.00%	22.04%

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT - 4

NOTES TO FINANCIAL STATEMENTS December 31, 2011

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
Partners Portfolio - I Class Shares (AMTP)
2011	0.00%	67,433	$14.731931	$993,418	0.00%	-11.36%
2011	0.10%	104,043	13.645891	1,419,759	0.00%	-11.45%
2011	0.20%	10,523	13.541863	142,501	0.00%	-11.53%
2011	0.25%	73,554	13.466974	990,550	0.00%	-11.58%
2010	0.00%	41,486	16.619507	689,477	0.72%	15.67%
2010	0.10%	120,297	15.409693	1,853,740	0.72%	15.55%
2010	0.20%	7,571	15.307500	115,893	0.72%	15.43%
2010	0.25%	90,228	15.230457	1,374,214	0.72%	15.38%
2009	0.00%	13,263	14.368560	190,570	0.68%	56.07%
2009	0.10%	109,951	13.335919	1,466,298	0.68%	55.92%
2009	0.25%	111,841	13.200579	1,476,366	0.68%	55.68%
2009	0.40%	886	12.319713	10,915	0.68%	55.45%
2008	0.00%	772,159	9.206209	7,108,657	0.48%	-52.39%
2008	0.10%	101,292	8.553125	866,363	0.48%	-52.44%
2008	0.25%	26,043	8.479038	220,820	0.48%	-52.51%
2008	0.40%	1,125	7.925107	8,916	0.48%	-52.58%
2007	0.00%	902,352	19.337705	17,449,417	0.62%	9.34%
2007	0.10%	194,378	17.983949	3,495,684	0.62%	9.23%
2007	0.25%	25,412	17.855044	453,732	0.62%	9.06%
2007	0.40%	596	16.713743	9,961	0.62%	8.90%
Regency Portfolio - I Class Shares (AMRI)
2011	0.00%	18,864	9.944286	187,589	0.63%	-6.50%
2011	0.20%	18,967	9.832161	186,487	0.63%	-6.68%
2011	0.25%	383,249	9.804295	3,757,486	0.63%	-6.73%
2010	0.00%	26,123	10.635314	277,826	0.77%	26.18%
2010	0.20%	14,683	10.536414	154,706	0.77%	25.93%
2010	0.25%	373,997	10.511809	3,931,385	0.77%	25.87%
2009	0.00%	13,249	8.428473	111,669	1.90%	46.56%
2009	0.25%	342,170	8.351420	2,857,605	1.90%	46.19%
2008	0.00%	23,511	5.750861	135,208	2.92%	-45.82%
2008	0.25%	319,496	5.712555	1,825,138	2.92%	-45.95%
2008	0.40%	10,164	5.689701	57,830	2.92%	-46.04%
2007	0.25%	32,224	10.569832	340,602	0.46%	3.04%
2007	0.40%	48,338	10.543396	509,647	0.46%	2.89%
Regency Portfolio - S Class Shares (AMRS)
2008	0.00%	97,268	7.206627	700,974	0.95%	-45.95%
2007	0.00%	94,148	13.332382	1,255,217	0.47%	3.05%
Small-Cap Growth Portfolio - S Class Shares (AMFAS)
2011	0.00%	72,045	13.487592	971,714	0.00%	-1.06%
2011	0.10%	33,847	13.362369	452,276	0.00%	-1.16%
2011	0.25%	56,153	13.176815	739,918	0.00%	-1.31%
2010	0.00%	64,200	13.632145	875,184	0.00%	19.61%
2010	0.10%	22,218	13.519070	300,367	0.00%	19.49%
2010	0.25%	54,706	13.351308	730,397	0.00%	19.31%
2009	0.00%	70,054	11.397179	798,418	0.00%	22.75%
2009	0.10%	19,428	11.313940	219,807	0.00%	22.63%
2009	0.25%	50,987	11.190284	570,559	0.00%	22.45%
2008	0.00%	74,557	9.284535	692,227	0.00%	-39.47%
2008	0.10%	20,820	9.225949	192,084	0.00%	-39.53%
2008	0.25%	29,832	9.138805	272,629	0.00%	-39.62%
2008	0.40%	480	9.052482	4,345	0.00%	-39.72%
2007	0.00%	70,284	15.339463	1,078,119	0.00%	0.52%
2007	0.10%	24,496	15.257956	373,759	0.00%	0.41%
2007	0.20%	13,934	15.176941	211,475	0.00%	0.31%
2007	0.25%	20,928	15.136586	316,778	0.00%	0.26%
2007	0.40%	1,998	15.016171	30,002	0.00%	0.11%

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT - 4

NOTES TO FINANCIAL STATEMENTS December 31, 2011

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
Socially Responsive Portfolio - I Class Shares (AMSRS)
2011	0.00%	149,636	$17.369356	$2,599,081	0.33%	-3.08%
2010	0.00%	146,450	17.921368	2,624,584	0.04%	22.85%
2009	0.00%	156,920	14.587514	2,289,073	2.13%	31.43%
2008	0.00%	226,546	11.099348	2,514,513	2.16%	-39.44%
2007	0.00%	254,068	18.328379	4,656,655	0.09%	7.61%
Capital Appreciation Fund/VA - Non-Service Shares (OVGR)
2011	0.00%	4,576	17.305412	79,190	0.45%	-1.15%
2011	0.10%	243,193	12.880034	3,132,334	0.45%	-1.25%
2011	0.20%	241,095	9.972672	2,404,361	0.45%	-1.35%
2011	0.25%	1,320,255	9.917548	13,093,692	0.45%	-1.40%
2010	0.00%	5,497	17.506620	96,234	0.19%	9.42%
2010	0.10%	251,170	13.042797	3,275,959	0.19%	9.31%
2010	0.20%	400,167	10.108773	4,045,197	0.19%	9.20%
2010	0.25%	2,685,048	10.057917	27,005,990	0.19%	9.14%
2009	0.00%	2,150,050	15.999951	34,400,695	0.33%	44.52%
2009	0.10%	315,282	11.932216	3,762,013	0.33%	44.37%
2009	0.20%	1,910,067	9.257266	17,681,998	0.33%	44.23%
2009	0.25%	3,390,134	9.215295	31,241,085	0.33%	44.16%
2009	0.40%	11,854	13.161667	156,018	0.33%	43.94%
2008	0.00%	2,357,625	11.071272	26,101,908	0.14%	-45.52%
2008	0.10%	586,696	8.264836	4,848,946	0.14%	-45.57%
2008	0.20%	2,400,370	6.418454	15,406,664	0.14%	-45.63%
2008	0.25%	3,405,107	6.392540	21,767,283	0.14%	-45.65%
2008	0.40%	137,113	9.143789	1,253,732	0.14%	-45.74%
2007	0.00%	2,560,294	20.320760	52,027,120	0.22%	14.15%
2007	0.10%	671,050	15.184919	10,189,840	0.22%	14.03%
2007	0.20%	1,732,160	11.804408	20,447,123	0.22%	13.92%
2007	0.25%	3,734,518	11.762653	43,927,839	0.22%	13.86%
2007	0.40%	364,698	16.850466	6,145,331	0.22%	13.69%
Global Securities Fund/VA - Class 3 (OVGS3)
2011	0.00%	1,097,060	13.414448	14,716,454	1.25%	-8.27%
2010	0.00%	1,191,196	14.623513	17,419,470	1.42%	15.97%
2009	0.00%	1,233,718	12.609317	15,556,341	2.21%	39.70%
2008	0.00%	1,290,636	9.026171	11,649,501	1.57%	-40.19%
2007	0.00%	1,378,496	15.092302	20,804,678	1.24%	6.34%

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT - 4

NOTES TO FINANCIAL STATEMENTS December 31, 2011

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
Global Securities Fund/VA - Non-Service Shares (OVGS)
2011	0.00%	655,037	$14.248076	$9,333,017	1.28%	-8.29%
2011	0.10%	266,961	14.082821	3,759,564	1.28%	-8.38%
2011	0.20%	588,688	13.919457	8,194,217	1.28%	-8.47%
2011	0.25%	1,532,798	13.838516	21,211,650	1.28%	-8.52%
2010	0.00%	722,666	15.535921	11,227,282	1.44%	15.96%
2010	0.10%	261,739	15.371084	4,023,212	1.44%	15.85%
2010	0.20%	632,553	15.207955	9,619,838	1.44%	15.73%
2010	0.25%	1,773,965	15.127070	26,834,893	1.44%	15.68%
2009	0.00%	848,172	13.397168	11,363,103	2.21%	39.77%
2009	0.10%	263,715	13.268257	3,499,038	2.21%	39.63%
2009	0.20%	671,992	13.140568	8,830,357	2.21%	39.49%
2009	0.25%	1,906,475	13.077210	24,931,374	2.21%	39.42%
2009	0.40%	360	12.888902	4,640	2.21%	39.21%
2008	0.00%	1,018,581	9.585005	9,763,104	1.55%	-40.19%
2008	0.10%	292,991	9.502282	2,784,083	1.55%	-40.25%
2008	0.20%	771,294	9.420249	7,265,782	1.55%	-40.31%
2008	0.25%	1,877,301	9.379518	17,608,179	1.55%	-40.34%
2008	0.40%	134,904	9.258335	1,248,986	1.55%	-40.43%
2007	0.00%	1,244,300	16.025167	19,940,115	1.33%	6.32%
2007	0.10%	319,328	15.902782	5,078,204	1.33%	6.21%
2007	0.20%	664,384	15.781314	10,484,853	1.33%	6.11%
2007	0.25%	1,785,708	15.720950	28,073,026	1.33%	6.05%
2007	0.40%	792,482	15.541185	12,316,109	1.33%	5.89%
High Income Fund/VA - Class 3 (OVHI3)
2011	0.00%	477,390	2.908819	1,388,641	8.67%	-1.88%
2010	0.00%	458,373	2.964546	1,358,868	5.86%	14.68%
2009	0.00%	380,539	2.584961	983,678	0.00%	26.75%
2008	0.00%	237,435	2.039384	484,221	5.39%	-78.89%
2007	0.00%	97,144	9.661022	938,510	0.00%	-3.39%	5/1/2007
High Income Fund/VA - Non-Service Shares (OVHI)
2011	0.00%	68,934	4.084054	281,530	9.52%	-2.34%
2010	0.00%	90,495	4.181802	378,432	6.48%	14.81%
2009	0.00%	111,867	3.642267	407,449	0.00%	25.32%
2008	0.00%	147,777	2.906468	429,509	8.17%	-78.67%
2007	0.00%	197,334	13.627157	2,689,101	7.57%	-0.10%
Main Street Fund(R)/VA - Non-Service Shares (OVGI)
2011	0.00%	1,476,171	13.720956	20,254,477	0.86%	-0.01%
2011	0.10%	78,409	12.480566	978,589	0.86%	-0.11%
2011	0.20%	118,458	11.794128	1,397,109	0.86%	-0.21%
2011	0.25%	149,681	11.728904	1,755,594	0.86%	-0.26%
2010	0.00%	1,678,208	13.722935	23,029,939	1.13%	16.11%
2010	0.10%	66,086	12.494835	825,734	1.13%	15.99%
2010	0.20%	137,581	11.819394	1,626,124	1.13%	15.88%
2010	0.25%	203,050	11.759898	2,387,847	1.13%	15.82%
2009	0.00%	1,878,416	11.819203	22,201,380	1.96%	28.29%
2009	0.10%	84,972	10.772223	915,337	1.96%	28.16%
2009	0.20%	184,538	10.200084	1,882,303	1.96%	28.03%
2009	0.25%	164,327	10.153815	1,668,546	1.96%	27.97%
2008	0.00%	2,155,808	9.213175	19,861,836	1.52%	-38.47%
2008	0.10%	96,686	8.405452	812,690	1.52%	-38.53%
2008	0.20%	127,115	7.966974	1,012,722	1.52%	-38.59%
2008	0.25%	197,165	7.934811	1,564,467	1.52%	-38.62%
2007	0.00%	2,359,688	14.973285	35,332,281	1.00%	4.42%
2007	0.10%	92,924	13.674278	1,270,669	1.00%	4.32%
2007	0.20%	333,966	12.973942	4,332,856	1.00%	4.21%
2007	0.25%	225,200	12.928044	2,911,396	1.00%	4.16%

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT - 4

NOTES TO FINANCIAL STATEMENTS December 31, 2011

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
Main Street Small- & Mid-Cap Fund(R)/VA - Non-Service Shares (OVSC)
2011	0.00%	194,582	$21.290587	$4,142,765	0.60%	-2.21%
2010	0.00%	216,746	21.772215	4,719,041	0.66%	23.41%
2009	0.00%	247,124	17.642817	4,359,964	0.83%	37.20%
2008	0.00%	239,034	12.859537	3,073,867	0.51%	-37.83%
2007	0.00%	264,706	20.683895	5,475,151	0.29%	-1.21%
Mid-Cap Growth Fund/VA - Non-Service Shares (OVAG)
2011	0.00%	1,159,802	14.632020	16,970,246	0.00%	1.10%
2011	0.10%	129,990	11.637321	1,512,735	0.00%	0.99%
2011	0.20%	172,529	8.024067	1,384,384	0.00%	0.89%
2011	0.25%	348,755	7.979723	2,782,968	0.00%	0.84%
2010	0.00%	1,279,230	14.473451	18,514,873	0.00%	27.46%
2010	0.10%	120,175	11.522698	1,384,740	0.00%	27.34%
2010	0.20%	109,183	7.952967	868,329	0.00%	27.21%
2010	0.25%	709,237	7.912957	5,612,162	0.00%	27.15%
2009	0.00%	1,391,901	11.354891	15,804,884	0.00%	32.61%
2009	0.10%	205,460	9.048967	1,859,201	0.00%	32.47%
2009	0.20%	105,065	6.251839	656,849	0.00%	32.34%
2009	0.25%	757,963	6.223493	4,717,177	0.00%	32.28%
2008	0.00%	1,511,513	8.562806	12,942,793	0.00%	-49.07%
2008	0.10%	250,167	6.830721	1,708,821	0.00%	-49.12%
2008	0.20%	135,869	4.723995	641,844	0.00%	-49.17%
2008	0.25%	841,598	4.704920	3,959,651	0.00%	-49.19%
2007	0.00%	1,618,182	16.811588	27,204,209	0.00%	6.33%
2007	0.10%	528,414	13.424400	7,093,641	0.00%	6.23%
2007	0.20%	121,920	9.293377	1,133,049	0.00%	6.12%
2007	0.25%	1,094,732	9.260496	10,137,761	0.00%	6.07%
Global Strategic Income Fund/VA: Non-service Shares (OVSB)
2011	0.20%	164,077	11.642728	1,910,304	2.76%	0.65%
2011	0.25%	23,951	11.619547	278,300	2.76%	0.60%
2010	0.20%	156,222	11.567209	1,807,053	7.99%	14.74%
2010	0.25%	22,412	11.549930	258,857	7.99%	14.68%
2009	0.20%	152,297	10.081478	1,535,379	0.32%	18.59%
2009	0.25%	21,266	10.071445	214,179	0.32%	18.53%
2008	0.20%	104,885	8.500963	891,624	3.48%	-14.99%	1/2/2008
2008	0.25%	9,576	8.496736	81,365	3.48%	-15.03%	1/2/2008
All Asset Portfolio - Administrative Class (PMVAAA)
2011	0.00%	19,444	15.951200	310,155	7.54%	1.95%
2011	0.10%	94,917	15.829529	1,502,491	7.54%	1.85%
2011	0.20%	10,041	15.708740	157,731	7.54%	1.75%
2011	0.25%	87,183	15.648744	1,364,304	7.54%	1.70%
2010	0.00%	11,713	15.645399	183,255	8.29%	13.09%
2010	0.10%	41,515	15.541558	645,208	8.29%	12.98%
2010	0.20%	6,904	15.438355	106,586	8.29%	12.87%
2010	0.25%	76,310	15.387057	1,174,186	8.29%	12.81%
2009	0.00%	1,575	13.834339	21,789	6.32%	21.57%
2009	0.10%	25,654	13.756266	352,903	6.32%	21.45%
2009	0.25%	35,843	13.639951	488,897	6.32%	21.27%
2008	0.00%	1,313	11.379397	14,941	4.28%	-15.84%
2008	0.10%	15,498	11.326491	175,538	4.28%	-15.93%
2008	0.25%	35,350	11.247576	397,602	4.28%	-16.05%
2008	0.40%	730	11.169222	8,154	4.28%	-16.18%
2007	0.10%	15,834	13.472183	213,319	8.25%	8.22%
2007	0.25%	133,088	13.398414	1,783,168	8.25%	8.06%
2007	0.40%	2,462	13.325057	32,806	8.25%	7.89%

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT - 4

NOTES TO FINANCIAL STATEMENTS December 31, 2011

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
Foreign Bond Portfolio (Unhedged) - Administrative Class (PMVFBA)
2011	0.00%	171,174	$13.125598	$2,246,761	2.02%	8.52%
2011	0.20%	6,368	13.029662	82,973	2.02%	8.31%
2011	0.25%	28,274	13.005756	367,725	2.02%	8.25%
2010	0.00%	131,526	12.094751	1,590,774	1.34%	9.48%
2010	0.20%	7,458	12.030347	89,722	1.34%	9.26%
2010	0.25%	20,610	12.014282	247,614	1.34%	9.21%
2009	0.00%	41,010	11.047544	453,060	1.82%	4.07%
2009	0.25%	16,785	11.001548	184,661	1.82%	3.81%
Long-Term U.S. Government Portfolio - Administrative Class (PMVLGA)
2011	0.20%	83	13.507707	1,121	2.65%	27.59%
2011	0.25%	30,544	13.496420	412,235	2.65%	27.52%
2010	0.00%	707	10.601417	7,495	0.84%	6.01%	4/30/2010
2010	0.25%	2,990	10.583624	31,645	0.84%	5.84%	4/30/2010
Low Duration Portfolio -Administrative Class (PMVLDA)
2011	0.00%	543,092	14.389072	7,814,590	1.68%	1.11%
2011	0.10%	143,040	14.255473	2,039,103	1.68%	1.01%
2011	0.20%	1,287,722	14.122982	18,186,475	1.68%	0.91%
2011	0.25%	2,461,331	14.057158	34,599,319	1.68%	0.86%
2010	0.00%	593,471	14.231338	8,445,886	1.64%	5.29%
2010	0.10%	137,386	14.113277	1,938,967	1.64%	5.19%
2010	0.20%	1,420,531	13.996078	19,881,863	1.64%	5.08%
2010	0.25%	2,948,750	13.937807	41,099,108	1.64%	5.03%
2009	0.00%	298,516	13.516257	4,034,819	3.53%	13.32%
2009	0.10%	109,511	13.417547	1,469,369	3.53%	13.20%
2009	0.20%	1,554,752	13.319459	20,708,456	3.53%	13.09%
2009	0.25%	2,339,252	13.270656	31,043,409	3.53%	13.03%
2009	0.40%	9,468	13.125160	124,269	3.53%	12.86%
2008	0.00%	15,497	11.927738	184,844	4.10%	-0.45%
2008	0.10%	85,251	11.852482	1,010,436	4.10%	-0.55%
2008	0.20%	1,648,644	11.777625	19,417,111	4.10%	-0.65%
2008	0.25%	1,211,549	11.740354	14,224,014	4.10%	-0.70%
2008	0.40%	167,038	11.629122	1,942,505	4.10%	-0.85%
2007	0.10%	115,344	11.918100	1,374,681	4.75%	7.27%
2007	0.20%	1,869,506	11.854696	22,162,425	4.75%	7.16%
2007	0.25%	1,853,686	11.823104	21,916,322	4.75%	7.10%
2007	0.40%	189,584	11.728722	2,223,578	4.75%	6.94%

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT - 4

NOTES TO FINANCIAL STATEMENTS December 31, 2011

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
Real Return Portfolio - Administrative Class (PMVRRA)
2011	0.00%	156,159	$18.582806	$2,901,872	2.08%	11.67%
2011	0.10%	960,484	18.410083	17,682,590	2.08%	11.56%
2011	0.20%	1,815,470	18.238767	33,111,934	2.08%	11.45%
2011	0.25%	3,258,425	18.153657	59,152,330	2.08%	11.39%
2010	0.00%	46,129	16.641007	767,633	1.44%	8.11%
2010	0.10%	229,063	16.502776	3,780,175	1.44%	8.00%
2010	0.20%	1,617,090	16.365561	26,464,585	1.44%	7.90%
2010	0.25%	3,631,928	16.297330	59,190,729	1.44%	7.84%
2009	0.00%	17,619	15.392452	271,200	3.17%	18.35%
2009	0.10%	171,544	15.279874	2,621,171	3.17%	18.23%
2009	0.20%	1,055,715	15.168007	16,013,093	3.17%	18.11%
2009	0.25%	3,725,567	15.112339	56,302,031	3.17%	18.05%
2009	0.40%	15,809	14.946401	236,288	3.17%	17.87%
2008	0.00%	1,297	13.006263	16,869	3.55%	-7.02%
2008	0.10%	150,898	12.924061	1,950,215	3.55%	-7.12%
2008	0.20%	817,317	12.842295	10,496,226	3.55%	-7.21%
2008	0.25%	2,758,640	12.801575	35,314,937	3.55%	-7.26%
2008	0.40%	953,934	12.680079	12,095,958	3.55%	-7.40%
2007	0.10%	93,920	13.914414	1,306,842	4.64%	10.53%
2007	0.20%	777,912	13.840237	10,766,486	4.64%	10.42%
2007	0.25%	1,535,174	13.803269	21,190,420	4.64%	10.37%
2007	0.40%	1,489,604	13.692856	20,396,933	4.64%	10.20%
Total Return Portfolio - Administrative Class (PMVTRA)
2011	0.00%	607,433	17.629489	10,708,733	2.62%	3.60%
2011	0.10%	7,698,175	17.465627	134,453,453	2.62%	3.50%
2011	0.20%	5,099,199	17.303112	88,232,011	2.62%	3.40%
2011	0.25%	8,572,880	17.222369	147,645,303	2.62%	3.35%
2010	0.00%	335,164	17.016112	5,703,188	2.37%	8.11%
2010	0.10%	7,893,918	16.874773	133,208,074	2.37%	8.01%
2010	0.20%	4,544,093	16.734465	76,042,965	2.37%	7.90%
2010	0.25%	8,614,973	16.664698	143,565,923	2.37%	7.84%
2009	0.00%	176,178	15.739138	2,772,890	5.33%	14.03%
2009	0.10%	1,021,669	15.624030	15,962,587	5.33%	13.91%
2009	0.20%	4,005,633	15.509642	62,125,934	5.33%	13.80%
2009	0.25%	9,496,915	15.452727	146,753,235	5.33%	13.74%
2009	0.40%	22,586	15.283042	345,183	5.33%	13.57%
2008	0.00%	72,078	13.802824	994,880	4.47%	4.75%
2008	0.10%	1,250,843	13.715592	17,156,052	4.47%	4.64%
2008	0.20%	2,728,440	13.628820	37,185,418	4.47%	4.54%
2008	0.25%	7,835,547	13.585613	106,450,709	4.47%	4.49%
2008	0.40%	621,710	13.456667	8,366,144	4.47%	4.33%
2007	0.10%	832,700	13.106902	10,914,117	4.81%	8.63%
2007	0.20%	3,931,096	13.037033	51,249,828	4.81%	8.52%
2007	0.25%	5,454,364	13.002214	70,918,808	4.81%	8.47%
2007	0.40%	1,905,050	12.898203	24,571,722	4.81%	8.31%
Variable Contracts Trust - Emerging Markets VCT Portfolio - Class I Shares (PIVEMI)
2011	0.00%	107,824	6.783221	731,394	0.27%	-23.40%
2011	0.20%	466	6.725660	3,134	0.27%	-23.55%
2011	0.25%	129,785	6.711325	871,029	0.27%	-23.59%
2010	0.00%	89,814	8.855229	795,324	0.49%	15.89%
2010	0.20%	6,533	8.797643	57,475	0.49%	15.66%
2010	0.25%	131,029	8.783283	1,150,865	0.49%	15.61%
2009	0.00%	38,365	7.640745	293,137	1.20%	74.64%
2009	0.25%	134,639	7.597606	1,022,934	1.20%	74.21%
2008	0.00%	1,435	4.375030	6,278	0.36%	-58.20%
2008	0.25%	32,111	4.361213	140,043	0.36%	-58.31%

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT - 4

NOTES TO FINANCIAL STATEMENTS December 31, 2011

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
Variable Contracts Trust - High Yield VCT Portfolio - Class I Shares (PIHYB1)
2011	0.00%	12,611	$20.973952	$264,503	5.26%	-1.67%
2011	0.10%	73,631	20.779227	1,529,995	5.26%	-1.76%
2011	0.20%	166,152	20.586095	3,420,421	5.26%	-1.86%
2011	0.25%	228,056	20.490135	4,672,898	5.26%	-1.91%
2010	0.00%	8,029	21.329223	171,252	5.62%	18.04%
2010	0.10%	65,118	21.152286	1,377,395	5.62%	17.92%
2010	0.20%	264,897	20.976629	5,556,646	5.62%	17.81%
2010	0.25%	266,392	20.889289	5,564,739	5.62%	17.75%
2009	0.00%	6,000	18.069028	108,414	8.34%	60.49%
2009	0.10%	56,238	17.937073	1,008,745	8.34%	60.33%
2009	0.20%	517,292	17.805947	9,210,874	8.34%	60.17%
2009	0.25%	458,604	17.740695	8,135,954	8.34%	60.09%
2008	0.00%	433	11.258511	4,875	8.46%	-35.43%
2008	0.10%	110,077	11.187479	1,231,484	8.46%	-35.49%
2008	0.20%	694,575	11.116824	7,721,468	8.46%	-35.55%
2008	0.25%	254,649	11.081635	2,821,927	8.46%	-35.59%
2008	0.40%	52,370	10.976641	574,847	8.46%	-35.68%
2007	0.10%	100,470	17.342224	1,742,373	5.36%	5.81%
2007	0.20%	507,564	17.249965	8,755,461	5.36%	5.71%
2007	0.25%	195,182	17.203983	3,357,908	5.36%	5.65%
2007	0.40%	179,670	17.066645	3,066,364	5.36%	5.50%
Putnam VT Growth and Income Fund - IB Shares (PVGIB)
2011	0.00%	50,439	13.733218	692,690	1.21%	-4.64%
2010	0.00%	54,238	14.401578	781,113	1.61%	14.38%
2009	0.00%	59,317	12.591298	746,878	2.76%	29.81%
2008	0.00%	63,826	9.699626	619,088	2.04%	-38.70%
2007	0.00%	65,188	15.822165	1,031,415	1.43%	-6.04%
Putnam VT International Equity Fund - IB Shares (PVTIGB)
2011	0.00%	59,303	14.744148	874,372	3.34%	-16.93%
2010	0.00%	64,956	17.749703	1,152,950	3.58%	10.03%
2009	0.00%	77,883	16.132414	1,256,441	0.00%	24.63%
2008	0.00%	98,334	12.943794	1,272,815	2.18%	-43.95%
2007	0.00%	132,680	23.093467	3,064,041	2.23%	8.37%
Putnam VT Small Cap Value Fund - IB Shares (PVTSCB)
2011	0.00%	2	8.535717	17	0.48%	-4.73%
2011	0.20%	112	8.463270	948	0.48%	-4.92%
2011	0.25%	1,139	8.445238	9,619	0.48%	-4.96%
2010	0.20%	23	8.900840	205	0.25%	25.73%
2010	0.25%	847	8.886315	7,527	0.25%	25.67%
2009	0.25%	532	7.071223	3,762	1.78%	31.20%
2008	0.25%	65	5.389467	350	0.00%	-39.51%
Putnam VT Voyager Fund - IB Shares (PVTVB)
2011	0.00%	103,328	14.994106	1,549,311	0.00%	-17.85%
2010	0.00%	84,002	18.251644	1,533,175	1.31%	20.80%
2009	0.00%	89,306	15.109296	1,349,351	0.69%	63.90%
2008	0.00%	54,796	9.218880	505,158	0.00%	-37.03%
2007	0.00%	29,740	14.640393	435,405	0.00%	5.52%
Growth and Income Portfolio - Class I (ACGI)
2011	0.00%	3,029	10.123727	30,665	1.62%	-2.01%
2011	0.20%	6,745	10.090153	68,058	1.62%	-2.20%
2011	0.25%	167,059	10.081770	1,684,250	1.62%	-2.25%

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT - 4

NOTES TO FINANCIAL STATEMENTS December 31, 2011

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
V.I. Basic Value Fund - Series I (AVBVI)
2011	0.10%	31,813	$13.081814	$416,172	0.88%	-3.15%
2011	0.20%	10,120	12.960374	131,159	0.88%	-3.24%
2011	0.25%	12,226	12.900080	157,716	0.88%	-3.29%
2010	0.10%	24,967	13.506772	337,224	0.57%	7.24%
2010	0.20%	5,367	13.394748	71,890	0.57%	7.14%
2010	0.25%	18,585	13.339087	247,907	0.57%	7.08%
2009	0.10%	19,823	12.594459	249,660	0.41%	47.85%
2009	0.25%	40,678	12.456759	506,716	0.41%	47.63%
2008	0.00%	322,494	8.572219	2,764,489	0.87%	-51.77%
2008	0.10%	14,438	8.518126	122,985	0.87%	-51.82%
2008	0.25%	65,576	8.437654	553,308	0.87%	-51.89%
2008	0.40%	11,858	8.357923	99,108	0.87%	-51.96%
2007	0.00%	315,430	17.772480	5,605,973	0.59%	1.54%
2007	0.10%	14,780	17.678080	261,282	0.59%	1.44%
2007	0.20%	34,052	17.584241	598,779	0.59%	1.34%
2007	0.25%	74,740	17.537474	1,310,751	0.59%	1.29%
2007	0.40%	16,380	17.397964	284,979	0.59%	1.14%
V.I. Capital Appreciation Fund - Series I (AVCA)
2011	0.00%	63,786	12.681863	808,925	0.16%	-7.91%
2010	0.00%	69,399	13.771185	955,706	0.73%	15.49%
2009	0.00%	77,637	11.924271	925,765	0.59%	21.08%
2008	0.00%	73,269	9.848393	721,582	0.00%	-42.49%
2007	0.00%	101,352	17.125365	1,735,690	0.00%	12.01%
V.I. Capital Development Fund - Series I (AVCDI)
2011	0.00%	128,974	18.079131	2,331,738	0.00%	-7.16%
2011	0.10%	16,279	17.911321	291,578	0.00%	-7.25%
2011	0.20%	6,516	17.745096	115,627	0.00%	-7.34%
2011	0.25%	63,941	17.662531	1,129,360	0.00%	-7.39%
2010	0.00%	137,618	19.473180	2,679,860	0.00%	18.78%
2010	0.10%	17,428	19.311717	336,565	0.00%	18.66%
2010	0.20%	74,958	19.151595	1,435,565	0.00%	18.54%
2010	0.25%	259,349	19.072022	4,946,310	0.00%	18.48%
2009	0.00%	164,731	16.394648	2,700,707	0.00%	42.37%
2009	0.10%	15,032	16.274948	244,645	0.00%	42.23%
2009	0.20%	59,711	16.156149	964,700	0.00%	42.09%
2009	0.25%	303,416	16.097055	4,884,104	0.00%	42.02%
2009	0.40%	535	15.921111	8,518	0.00%	41.80%
2008	0.00%	186,381	11.515462	2,146,263	0.00%	-47.03%
2008	0.10%	18,486	11.442826	211,532	0.00%	-47.08%
2008	0.20%	60,947	11.370648	693,007	0.00%	-47.13%
2008	0.25%	249,314	11.334726	2,825,906	0.00%	-47.16%
2008	0.40%	60,293	11.227657	676,949	0.00%	-47.24%
2007	0.00%	192,610	21.737696	4,186,898	0.00%	10.84%
2007	0.10%	113,300	21.622263	2,449,802	0.00%	10.73%
2007	0.20%	105,866	21.507445	2,276,907	0.00%	10.62%
2007	0.25%	191,752	21.450254	4,113,129	0.00%	10.57%
2007	0.40%	129,860	21.279639	2,763,374	0.00%	10.40%
V.I. High Yield Fund - Series I (AVHY1)
2011	0.00%	43,041	10.726705	461,688	4.07%	0.96%
2011	0.20%	391,627	10.691182	4,186,956	4.07%	0.76%
2011	0.25%	215,058	10.682283	2,297,310	4.07%	0.71%
2010	0.00%	885	10.624548	9,403	8.17%	6.25%	5/3/2010
2010	0.25%	63,440	10.606962	672,906	8.17%	6.07%	5/3/2010

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT - 4

NOTES TO FINANCIAL STATEMENTS December 31, 2011

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
V.I. International Growth Fund - Series I (AVIE)
2011	0.00%	43,155	$17.577932	$758,576	1.56%	-6.74%
2011	0.10%	96,833	17.443806	1,689,136	1.56%	-6.83%
2011	0.20%	717,058	17.310748	12,412,810	1.56%	-6.93%
2011	0.25%	1,182,001	17.244564	20,383,092	1.56%	-6.97%
2010	0.00%	39,185	18.848465	738,577	2.26%	12.86%
2010	0.10%	95,102	18.723325	1,780,626	2.26%	12.75%
2010	0.20%	606,955	18.599074	11,288,801	2.26%	12.64%
2010	0.25%	1,385,053	18.537223	25,675,036	2.26%	12.58%
2009	0.00%	34,545	16.700382	576,915	1.69%	35.24%
2009	0.10%	219,927	16.606084	3,652,126	1.69%	35.11%
2009	0.20%	229,555	16.512357	3,790,494	1.69%	34.97%
2009	0.25%	1,521,302	16.465672	25,049,260	1.69%	34.90%
2009	0.40%	2,280	16.326447	37,224	1.69%	34.70%
2008	0.00%	5,516	12.348500	68,114	0.54%	-40.38%
2008	0.10%	207,823	12.291069	2,554,367	0.54%	-40.44%
2008	0.20%	118,867	12.233919	1,454,209	0.54%	-40.50%
2008	0.25%	1,309,467	12.205427	15,982,604	0.54%	-40.53%
2008	0.40%	203,177	12.120383	2,462,583	0.54%	-40.62%
2007	0.10%	183,632	20.636261	3,789,478	0.53%	14.60%
2007	0.20%	187,080	20.560904	3,846,534	0.53%	14.49%
2007	0.25%	903,590	20.523294	18,544,643	0.53%	14.43%
2007	0.40%	475,710	20.410961	9,709,698	0.53%	14.26%
V.I. Mid Cap Core Equity Fund - Series I (AVMCCI)
2011	0.00%	701	13.517743	9,476	0.39%	-6.38%
2011	0.20%	493	13.340285	6,577	0.39%	-6.56%
2011	0.25%	17,689	13.322532	235,662	0.39%	-6.61%
2010	0.00%	547	14.438615	7,898	1.28%	14.11%
2010	0.20%	222	14.277548	3,170	1.28%	13.88%
2010	0.25%	6,608	14.265646	94,267	1.28%	13.83%
Micro-Cap Portfolio - Investment Class (ROCMC)
2011	0.00%	47,676	24.724626	1,178,771	2.44%	-12.10%
2011	0.10%	129,742	24.495169	3,178,052	2.44%	-12.19%
2011	0.20%	504,985	24.267837	12,254,894	2.44%	-12.28%
2011	0.25%	1,255,233	24.154962	30,320,105	2.44%	-12.32%
2010	0.00%	31,852	28.128399	895,946	1.92%	29.96%
2010	0.10%	126,687	27.895201	3,533,959	1.92%	29.83%
2010	0.20%	343,994	27.663928	9,516,225	1.92%	29.70%
2010	0.25%	1,201,054	27.549005	33,087,843	1.92%	29.64%
2009	0.00%	16,000	21.643845	346,302	0.00%	58.04%
2009	0.10%	126,584	21.485855	2,719,765	0.00%	57.89%
2009	0.20%	478,012	21.329008	10,195,522	0.00%	57.73%
2009	0.25%	1,217,957	21.251012	25,882,819	0.00%	57.65%
2009	0.40%	9,307	21.018795	195,622	0.00%	57.41%
2008	0.00%	3,305	13.694894	45,262	2.44%	-43.27%
2008	0.10%	126,086	13.608530	1,715,845	2.44%	-43.33%
2008	0.20%	526,233	13.522698	7,116,090	2.44%	-43.38%
2008	0.25%	1,056,241	13.479984	14,238,112	2.44%	-43.41%
2008	0.40%	243,108	13.352691	3,246,146	2.44%	-43.50%
2007	0.10%	192,752	24.012175	4,628,395	1.50%	3.87%
2007	0.20%	516,162	23.884685	12,328,367	1.50%	3.77%
2007	0.25%	1,213,818	23.821182	28,914,579	1.50%	3.72%
2007	0.40%	383,860	23.631757	9,071,286	1.50%	3.56%

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT - 4

NOTES TO FINANCIAL STATEMENTS December 31, 2011

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
Small-Cap Portfolio - Investment Class (ROCSC)
2011	0.20%	179,386	$11.477349	$2,058,876	0.51%	-3.48%
2011	0.25%	26,186	11.454460	299,946	0.51%	-3.52%
2010	0.20%	24,253	11.890655	288,384	0.13%	20.28%
2010	0.25%	3,479	11.872859	41,306	0.13%	20.22%
2009	0.20%	24,523	9.885736	242,428	0.00%	34.93%
2009	0.25%	3,424	9.875865	33,815	0.00%	34.86%
2008	0.20%	11,031	7.326443	80,818	0.43%	-26.74%	1/2/2008
2008	0.25%	1,007	7.322794	7,374	0.43%	-26.77%	1/2/2008
Blue Chip Growth Portfolio - II (TRBCG2)
2010	0.20%	30,509	12.978284	395,954	0.00%	15.77%
2010	0.25%	4,383	12.941568	56,723	0.00%	15.71%
2009	0.00%	247,600	11.315697	2,801,767	0.00%	41.79%
2009	0.20%	32,437	11.210550	363,637	0.00%	41.51%
2009	0.25%	4,535	11.184427	50,721	0.00%	41.44%
2008	0.00%	273,286	7.980543	2,180,971	0.11%	-42.65%
2008	0.20%	23,532	7.922205	186,425	0.11%	-42.76%
2008	0.25%	2,151	7.907699	17,009	0.11%	-42.79%
2007	0.00%	212,892	13.915435	2,962,485	0.11%	12.49%
Equity Income Portfolio - II (TREI2)
2011	0.00%	77,285	16.702169	1,290,827	1.49%	-1.02%
2011	0.10%	170,630	16.547192	2,823,447	1.49%	-1.12%
2011	0.20%	1,220,543	16.393623	20,009,122	1.49%	-1.22%
2011	0.25%	2,081,555	16.317395	33,965,555	1.49%	-1.27%
2010	0.00%	78,807	16.874180	1,329,804	1.59%	14.74%
2010	0.10%	186,234	16.734289	3,116,494	1.59%	14.63%
2010	0.20%	822,711	16.595545	13,653,337	1.59%	14.51%
2010	0.25%	2,576,571	16.526617	42,582,002	1.59%	14.46%
2009	0.00%	348,107	14.706264	5,119,353	1.81%	25.25%
2009	0.10%	153,172	14.598914	2,236,145	1.81%	25.13%
2009	0.20%	1,596,462	14.492354	23,136,492	1.81%	25.00%
2009	0.25%	2,808,807	14.439362	40,557,381	1.81%	24.94%
2009	0.40%	15,065	14.281536	215,151	1.81%	24.75%
2008	0.00%	345,566	11.741384	4,057,423	2.12%	-36.26%
2008	0.10%	166,121	11.667331	1,938,189	2.12%	-36.33%
2008	0.20%	1,762,229	11.593772	20,430,881	2.12%	-36.39%
2008	0.25%	2,240,330	11.557153	25,891,837	2.12%	-36.42%
2008	0.40%	562,661	11.447985	6,441,335	2.12%	-36.52%
2007	0.00%	342,686	18.422059	6,312,982	1.51%	3.03%
2007	0.10%	160,922	18.324230	2,948,772	1.51%	2.93%
2007	0.20%	1,884,266	18.226974	34,344,467	1.51%	2.82%
2007	0.25%	2,229,008	18.178518	40,520,062	1.51%	2.77%
2007	0.40%	834,360	18.033915	15,046,777	1.51%	2.62%
Health Sciences Portfolio - II (TRHS2)
2011	0.00%	187,535	11.910614	2,233,657	0.00%	10.39%
2011	0.20%	267,658	11.815879	3,162,615	0.00%	10.17%
2011	0.25%	39,071	11.792318	460,738	0.00%	10.11%
2010	0.00%	59,497	10.790053	641,976	0.00%	15.31%
2010	0.20%	148,647	10.725614	1,594,330	0.00%	15.08%
2010	0.25%	21,321	10.709560	228,339	0.00%	15.02%
2009	0.20%	147,391	9.320531	1,373,762	0.00%	31.09%
2009	0.25%	20,581	9.311233	191,634	0.00%	31.03%
2008	0.20%	163,681	7.109924	1,163,759	0.00%	-28.90%	1/2/2008
2008	0.25%	14,944	7.106377	106,198	0.00%	-28.94%	1/2/2008
Limited-Term Bond Portfolio (TRLT1)
2011	0.00%	1,539	10.123073	15,579	2.33%	1.60%
2011	0.20%	12,453	10.101163	125,790	2.33%	1.40%
2011	0.25%	25,033	10.095672	252,725	2.33%	1.35%

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT - 4

NOTES TO FINANCIAL STATEMENTS December 31, 2011

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
Limited-Term Bond Portfolio - II (TRLT2)
2008	0.00%	177,875	$11.230967	$1,997,708	3.75%	1.31%
2007	0.00%	97,460	11.086232	1,080,464	4.06%	5.23%
Mid-Cap Growth Portfolio - II (TRMCG2)
2011	0.10%	117,041	25.974820	3,040,119	0.00%	-1.62%
2011	0.20%	205,268	25.733750	5,282,315	0.00%	-1.72%
2011	0.25%	689,988	25.614079	17,673,407	0.00%	-1.77%
2010	0.10%	106,889	26.402453	2,822,132	0.00%	27.65%
2010	0.20%	157,925	26.183527	4,135,034	0.00%	27.52%
2010	0.25%	589,794	26.074777	15,378,747	0.00%	27.46%
2009	0.10%	83,827	20.683485	1,733,834	0.00%	45.22%
2009	0.20%	266,361	20.532481	5,469,052	0.00%	45.07%
2009	0.25%	665,706	20.457409	13,618,620	0.00%	45.00%
2008	0.10%	97,962	14.242855	1,395,259	0.00%	-40.00%
2008	0.20%	302,266	14.153026	4,277,979	0.00%	-40.06%
2008	0.25%	681,051	14.108326	9,608,490	0.00%	-40.09%
2007	0.10%	118,598	23.736199	2,815,066	0.00%	17.11%
2007	0.20%	283,588	23.610164	6,695,559	0.00%	16.99%
2007	0.25%	726,466	23.547392	17,106,380	0.00%	16.93%
2007	0.40%	34,870	23.360091	814,566	0.00%	16.75%
New America Growth Portfolio (TRNAG1)
2011	0.00%	105,394	15.118123	1,593,359	0.22%	-1.07%
2011	0.10%	110,249	15.002759	1,654,039	0.22%	-1.17%
2011	0.20%	247,318	14.888293	3,682,143	0.22%	-1.27%
2011	0.25%	1,020,263	14.831357	15,131,885	0.22%	-1.32%
2010	0.00%	39,759	15.281652	607,583	0.22%	19.65%
2010	0.10%	74,949	15.180193	1,137,740	0.22%	19.53%
2010	0.20%	150,190	15.079403	2,264,776	0.22%	19.41%
2010	0.25%	1,088,062	15.029245	16,352,750	0.22%	19.35%
2009	0.00%	19,557	12.771923	249,780	0.00%	49.76%
2009	0.10%	67,015	12.699803	851,077	0.00%	49.62%
2009	0.20%	107,004	12.628086	1,351,256	0.00%	49.47%
2009	0.25%	875,288	12.592384	11,021,963	0.00%	49.39%
2009	0.40%	2,068	12.485874	25,821	0.00%	49.17%
2008	0.10%	52,850	8.488305	448,607	0.00%	-38.30%
2008	0.20%	83,615	8.448808	706,447	0.00%	-38.37%
2008	0.25%	307,465	8.429140	2,591,666	0.00%	-38.40%
2008	0.40%	481,319	8.370383	4,028,824	0.00%	-38.49%
2007	0.10%	25,334	13.758234	348,551	0.00%	13.67%
2007	0.20%	299,098	13.707959	4,100,023	0.00%	13.55%
2007	0.25%	194,180	13.682900	2,656,946	0.00%	13.49%
2007	0.40%	536,034	13.607980	7,294,340	0.00%	13.32%
Personal Strategy Balanced Portfolio (TRPSB1)
2011	0.00%	26,377	11.440995	301,779	2.23%	-0.32%
2011	0.20%	4,926	11.324676	55,785	2.23%	-0.52%
2011	0.25%	230,100	11.295758	2,599,154	2.23%	-0.57%
2010	0.00%	22,601	11.478195	259,419	2.69%	13.71%
2010	0.20%	275	11.384193	3,131	2.69%	13.48%
2010	0.25%	108,242	11.360802	1,229,716	2.69%	13.43%
2009	0.00%	2,569	10.094281	25,932	2.19%	32.12%
2009	0.25%	42,706	10.016034	427,745	2.19%	31.79%
2008	0.00%	7,764	7.640233	59,319	2.80%	-29.88%
2008	0.25%	47,397	7.599968	360,216	2.80%	-30.06%
2008	0.40%	143	7.575907	1,083	2.80%	-30.16%
2007	0.25%	5,720	10.865761	62,152	1.34%	7.34%
2007	0.40%	340	10.847653	3,688	1.34%	7.18%

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT - 4

NOTES TO FINANCIAL STATEMENTS December 31, 2011

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
VIP Trust - Emerging Markets Fund: Initial Class (VWEM)
2011	0.00%	259,894	$25.434462	$6,610,264	1.02%	-25.74%
2011	0.10%	132,103	34.359714	4,539,021	1.02%	-25.81%
2011	0.20%	61,605	31.635035	1,948,876	1.02%	-25.89%
2011	0.25%	47,069	31.460137	1,480,797	1.02%	-25.92%
2010	0.00%	307,064	34.249232	10,516,706	0.62%	26.84%
2010	0.10%	119,267	46.313968	5,523,728	0.62%	26.71%
2010	0.20%	68,475	42.683992	2,922,786	0.62%	26.59%
2010	0.25%	48,048	42.469224	2,040,561	0.62%	26.52%
2009	0.00%	363,631	27.002169	9,818,826	0.16%	113.17%
2009	0.10%	130,675	36.550513	4,776,238	0.16%	112.96%
2009	0.20%	78,529	33.719407	2,647,951	0.16%	112.75%
2009	0.25%	52,024	33.566508	1,746,264	0.16%	112.64%
2008	0.00%	379,342	12.666688	4,805,007	0.00%	-64.78%
2008	0.10%	96,284	17.162939	1,652,516	0.00%	-64.81%
2008	0.20%	70,043	15.849346	1,110,136	0.00%	-64.85%
2008	0.25%	73,280	15.785351	1,156,751	0.00%	-64.87%
2007	0.00%	517,190	35.963363	18,599,892	0.40%	37.61%
2007	0.10%	94,388	48.778177	4,604,075	0.40%	37.48%
2007	0.20%	66,494	45.090153	2,998,225	0.40%	37.34%
2007	0.25%	105,400	44.930650	4,735,691	0.40%	37.27%
VIP Trust - Global Hard Assets Fund: Initial Class (VWHA)
2011	0.00%	273,569	36.631842	10,021,336	1.14%	-16.45%
2011	0.10%	374,493	50.809106	19,027,655	1.14%	-16.53%
2011	0.20%	260,697	43.110971	11,238,901	1.14%	-16.62%
2011	0.25%	188,442	42.872735	8,079,024	1.14%	-16.66%
2010	0.00%	273,628	43.844278	11,997,022	0.34%	29.23%
2010	0.10%	373,992	60.873685	22,766,271	0.34%	29.11%
2010	0.20%	277,177	51.702291	14,330,686	0.34%	28.98%
2010	0.25%	184,024	51.442267	9,466,612	0.34%	28.91%
2009	0.00%	317,923	33.926069	10,785,878	0.25%	57.54%
2009	0.10%	104,417	47.150241	4,923,287	0.25%	57.38%
2009	0.20%	189,232	40.086483	7,585,645	0.25%	57.22%
2009	0.25%	175,560	39.904798	7,005,686	0.25%	57.14%
2009	0.40%	2,185	32.178659	70,310	0.25%	56.91%
2008	0.00%	387,879	21.535500	8,353,168	0.27%	-46.12%
2008	0.10%	84,350	29.959857	2,527,114	0.27%	-46.18%
2008	0.20%	129,114	25.496953	3,292,014	0.27%	-46.23%
2008	0.25%	133,086	25.394095	3,379,599	0.27%	-46.26%
2008	0.40%	6,726	20.508184	137,938	0.27%	-46.34%
2007	0.00%	416,768	39.972562	16,659,285	0.11%	45.36%
2007	0.10%	99,614	55.665036	5,545,017	0.11%	45.21%
2007	0.20%	81,432	47.420563	3,861,551	0.11%	45.06%
2007	0.25%	170,146	47.252962	8,039,902	0.11%	44.99%
2007	0.40%	6,820	38.218809	260,652	0.11%	44.77%
Vanguard(R) Variable Insurance Funds - Balanced Portfolio (VVB)
2011	0.20%	278,075	10.915265	3,035,262	2.26%	3.49%
2011	0.25%	40,591	10.893500	442,178	2.26%	3.44%
2010	0.20%	159,013	10.546985	1,677,108	2.90%	10.79%
2010	0.25%	22,808	10.531205	240,196	2.90%	10.74%
2009	0.20%	127,334	9.519394	1,212,143	4.83%	22.66%
2009	0.25%	17,780	9.509907	169,086	4.83%	22.60%
2008	0.20%	109,081	7.761012	846,579	0.00%	-22.39%	1/2/2008
2008	0.25%	9,959	7.757156	77,254	0.00%	-22.43%	1/2/2008

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT - 4

NOTES TO FINANCIAL STATEMENTS December 31, 2011

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
Vanguard(R) Variable Insurance Funds - Diversified Value Portfolio (VVDV)
2011	0.20%	208,325	$9.271686	$1,931,524	1.77%	3.71%
2011	0.25%	30,410	9.253188	281,389	1.77%	3.66%
2010	0.20%	166,695	8.939847	1,490,228	2.69%	9.11%
2010	0.25%	23,910	8.926459	213,432	2.69%	9.06%
2009	0.20%	175,071	8.193060	1,434,367	3.85%	26.67%
2009	0.25%	24,446	8.184883	200,088	3.85%	26.61%
2008	0.20%	143,388	6.467982	927,431	0.00%	-35.32%	1/2/2008
2008	0.25%	13,091	6.464759	84,630	0.00%	-35.35%	1/2/2008
Vanguard(R) Variable Insurance Funds - International Portfolio (VVI)
2011	0.20%	440,376	7.856392	3,459,766	1.43%	-13.71%
2011	0.25%	64,283	7.840712	504,024	1.43%	-13.75%
2010	0.20%	421,970	9.104558	3,841,850	1.67%	15.49%
2010	0.25%	60,536	9.090922	550,328	1.67%	15.43%
2009	0.20%	410,028	7.883310	3,232,378	3.47%	42.50%
2009	0.25%	57,254	7.875437	450,900	3.47%	42.43%
2008	0.20%	356,354	5.532166	1,971,409	0.00%	-44.68%	1/2/2008
2008	0.25%	32,536	5.529407	179,905	0.00%	-44.71%	1/2/2008
Vanguard(R) Variable Insurance Funds - Mid-Cap Index Portfolio (VVMCI)
2011	0.20%	638,998	10.097955	6,452,573	1.09%	-2.23%
2011	0.25%	93,276	10.077827	940,019	1.09%	-2.28%
2010	0.20%	763,575	10.328493	7,886,579	0.86%	25.12%
2010	0.25%	109,541	10.313041	1,129,701	0.86%	25.06%
2009	0.20%	342,621	8.254974	2,828,327	1.64%	40.09%
2009	0.25%	47,841	8.246745	394,533	1.64%	40.02%
2008	0.20%	301,906	5.892524	1,778,988	0.00%	-41.07%	1/2/2008
2008	0.25%	27,909	5.889589	164,373	0.00%	-41.10%	1/2/2008
Vanguard(R) Variable Insurance Funds - REIT Index Portfolio (VVREI)
2011	0.20%	121,056	11.221552	1,358,436	2.09%	8.22%
2011	0.25%	17,645	11.215498	197,897	2.09%	8.17%
2010	0.20%	176,817	10.369043	1,833,423	0.00%	3.69%	12/1/2010
2010	0.25%	25,325	10.368617	262,585	0.00%	3.69%	12/1/2010
Vanguard(R) Variable Insurance Funds - Short-Term Investment-Grade Portfolio (VVSTC)
2011	0.20%	340,653	11.651689	3,969,183	3.06%	1.81%
2011	0.25%	49,726	11.628465	578,237	3.06%	1.76%
2010	0.20%	271,236	11.444105	3,104,053	2.88%	5.01%
2010	0.25%	38,912	11.426982	444,647	2.88%	4.96%
2009	0.20%	278,059	10.898210	3,030,345	3.71%	13.63%
2009	0.25%	38,826	10.887347	422,712	3.71%	13.57%
2008	0.20%	223,003	9.590829	2,138,784	0.00%	-4.09%	1/2/2008
2008	0.25%	20,361	9.586056	195,182	0.00%	-4.14%	1/2/2008
Vanguard(R) Variable Insurance Funds - Total Bond Market Index Portfolio (VVHGB)
2011	0.20%	505,956	10.697615	5,412,522	4.18%	7.44%
2011	0.25%	73,748	10.691844	788,502	4.18%	7.38%
2010	0.20%	719,981	9.957077	7,168,906	0.00%	-0.43%	12/1/2010
2010	0.25%	103,135	9.956666	1,026,881	0.00%	-0.43%	12/1/2010
Ivy Fund Variable Insurance Portfolios, Inc. - Asset Strategy (WRASP)
2011	0.00%	748,836	10.598470	7,936,516	1.05%	-7.21%
2011	0.20%	120,081	10.508616	1,261,885	1.05%	-7.39%
2011	0.25%	183,861	10.486248	1,928,012	1.05%	-7.44%
2010	0.00%	503,668	11.421435	5,752,611	1.09%	8.67%
2010	0.20%	1,589	11.347238	18,031	1.09%	8.46%
2010	0.25%	219,804	11.328745	2,490,103	1.09%	8.40%
2009	0.00%	287,483	10.509760	3,021,377	0.13%	25.05%
2009	0.25%	146,447	10.450534	1,530,449	0.13%	24.73%
2008	0.00%	9,046	8.404777	76,030	1.01%	-25.79%
2008	0.25%	36,675	8.378314	307,275	1.01%	-25.98%
2008	0.40%	795	8.362478	6,648	1.01%	-26.09%

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT - 4

NOTES TO FINANCIAL STATEMENTS December 31, 2011

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
Ivy Fund Variable Insurance Portfolios, Inc. - Growth (WRGP)
2011	0.00%	14,516	$14.437370	$209,573	0.43%	2.12%
2011	0.10%	70,006	14.341473	1,003,989	0.43%	2.02%
2011	0.20%	13,379	14.246224	190,600	0.43%	1.92%
2011	0.25%	53,067	14.198847	753,490	0.43%	1.87%
2010	0.00%	10,396	14.137204	146,970	0.58%	12.58%
2010	0.10%	48,419	14.057322	680,641	0.58%	12.47%
2010	0.20%	2,258	13.977904	31,562	0.58%	12.36%
2010	0.25%	43,733	13.938364	609,566	0.58%	12.30%
2009	0.00%	9,754	12.557495	122,486	0.37%	27.07%
2009	0.10%	37,585	12.499017	469,776	0.37%	26.95%
2009	0.25%	28,728	12.411842	356,567	0.37%	26.76%
2008	0.10%	21,448	9.845881	211,174	0.00%	-36.34%
2008	0.25%	42,971	9.791882	420,767	0.00%	-36.43%
2008	0.40%	229	9.738174	2,230	0.00%	-36.53%
2007	0.10%	12,832	15.110144	193,893	0.00%	22.80%
2007	0.25%	2,806	15.049872	43,230	0.00%	22.61%
2007	0.40%	24	14.989837	360	0.00%	22.43%
Ivy Fund Variable Insurance Portfolios, Inc. - Real Estate Securities (WRRESP)
2011	0.00%	57,695	13.406856	773,509	0.77%	5.01%
2011	0.10%	63,865	13.317784	850,540	0.77%	4.90%
2011	0.20%	7,016	13.229310	92,817	0.77%	4.80%
2011	0.25%	77,067	13.185267	1,016,149	0.77%	4.75%
2010	0.00%	26,415	12.767438	337,252	2.03%	28.51%
2010	0.10%	27,301	12.695262	346,593	2.03%	28.38%
2010	0.20%	4,295	12.623516	54,218	2.03%	28.25%
2010	0.25%	62,625	12.587772	788,309	2.03%	28.19%
2009	0.00%	10,737	9.935185	106,674	2.78%	23.62%
2009	0.10%	29,857	9.888874	295,252	2.78%	23.50%
2009	0.25%	48,451	9.819846	475,781	2.78%	23.31%
2008	0.00%	193	8.036688	1,551	0.94%	-36.03%
2008	0.10%	25,624	8.007242	205,178	0.94%	-36.10%
2008	0.25%	5,538	7.963301	44,101	0.94%	-36.20%
2008	0.40%	574	7.919581	4,546	0.94%	-36.29%
2007	0.10%	5,798	12.530753	72,653	1.28%	-16.15%
2007	0.25%	3,926	12.480780	49,000	1.28%	-16.28%
2007	0.40%	2,396	12.430983	29,785	1.28%	-16.40%
Ivy Fund Variable Insurance Portfolios, Inc. - Science and Technology (WRSTP)
2011	0.00%	36,947	10.300580	380,576	0.00%	-5.77%
2011	0.20%	76,080	10.213184	777,019	0.00%	-5.96%
2011	0.25%	124,700	10.191472	1,270,877	0.00%	-6.00%
2010	0.00%	7,021	10.930985	76,746	0.00%	12.75%
2010	0.20%	132	10.859919	1,434	0.00%	12.53%
2010	0.25%	117,513	10.842237	1,274,104	0.00%	12.47%
2009	0.00%	4,290	9.694632	41,590	0.00%	43.84%
2009	0.25%	103,724	9.639961	999,895	0.00%	43.48%
2008	0.00%	3,163	6.739848	21,318	0.00%	-33.89%
2008	0.25%	95,158	6.718607	639,329	0.00%	-34.05%
2008	0.40%	609	6.705890	4,084	0.00%	-34.15%
2007	0.25%	448	10.188127	4,564	0.00%	1.88%	9/27/2007

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT - 4

NOTES TO FINANCIAL STATEMENTS December 31, 2011

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
Advantage Funds Variable Trust - VT Discovery Fund (SVDF)
2011	0.00%	287,967	$10.454971	$3,010,687	0.00%	0.42%
2011	0.10%	29,156	10.410540	303,530	0.00%	0.32%
2011	0.20%	755	10.366304	7,827	0.00%	0.22%
2011	0.25%	184,638	10.344211	1,909,934	0.00%	0.17%
2010	0.00%	229,478	10.410941	2,389,082	0.00%	35.54%
2010	0.10%	31,322	10.377053	325,030	0.00%	35.41%
2010	0.20%	346	10.343273	3,579	0.00%	35.27%
2010	0.25%	147,998	10.326390	1,528,285	0.00%	35.20%
2009	0.00%	169,734	7.681010	1,303,729	0.00%	40.30%
2009	0.10%	30,327	7.663653	232,416	0.00%	40.16%
2009	0.25%	43,498	7.637661	332,223	0.00%	39.95%
2008	0.00%	97,543	5.474555	534,005	0.00%	-44.36%
2008	0.10%	35,560	5.467646	194,429	0.00%	-44.41%
2008	0.25%	42,095	5.457284	229,724	0.00%	-44.50%
2008	0.40%	162	5.446950	882	0.00%	-44.58%
Advantage VT Opportunity Fund - Class 2 (SVOF)
2011	0.00%	4	15.059998	60	0.16%	-5.52%
2011	0.10%	132,129	14.885276	1,966,777	0.16%	-5.61%
2011	0.20%	106,635	14.712613	1,568,879	0.16%	-5.71%
2011	0.25%	312,720	14.626997	4,574,155	0.16%	-5.75%
2010	0.00%	4	15.939710	64	0.78%	23.76%
2010	0.10%	145,576	15.770532	2,295,811	0.78%	23.63%
2010	0.20%	144,720	15.603173	2,258,091	0.78%	23.51%
2010	0.25%	279,659	15.520123	4,340,342	0.78%	23.45%
2009	0.00%	4	12.880035	52	0.00%	47.74%
2009	0.10%	180,073	12.756058	2,297,022	0.00%	47.59%
2009	0.20%	162,688	12.633308	2,055,288	0.00%	47.44%
2009	0.25%	315,434	12.572347	3,965,746	0.00%	47.37%
2008	0.00%	966,983	8.718261	8,430,410	1.86%	-40.10%
2008	0.10%	184,457	8.642979	1,594,258	1.86%	-40.16%
2008	0.20%	117,180	8.568374	1,004,042	1.86%	-40.22%
2008	0.25%	331,868	8.531293	2,831,263	1.86%	-40.25%
2007	0.00%	1,129,684	14.553953	16,441,368	0.61%	6.63%
2007	0.10%	224,604	14.442760	3,243,902	0.61%	6.53%
2007	0.20%	154,478	14.332457	2,214,049	0.61%	6.42%
2007	0.25%	358,194	14.277593	5,114,148	0.61%	6.37%
Advantage VT Small Cap Growth Fund - Class 2 (WFVSCG)
2011	0.00%	220,980	10.406273	2,299,578	0.00%	-4.60%
2011	0.20%	240,548	10.317983	2,481,970	0.00%	-4.79%
2011	0.25%	506,120	10.296017	5,211,020	0.00%	-4.83%
2010	0.00%	207,689	10.907631	2,265,395	0.00%	26.77%
2010	0.20%	8,178	10.836693	88,622	0.00%	26.52%
2010	0.25%	412,207	10.819018	4,459,675	0.00%	26.46%
2009	0.00%	135,128	8.604153	1,162,662	0.00%	52.64%
2009	0.25%	298,197	8.555599	2,551,254	0.00%	52.26%
2008	0.00%	3,856	5.636741	21,735	0.00%	-41.42%
2008	0.25%	125,618	5.618956	705,842	0.00%	-41.57%
2008	0.40%	1,113	5.608316	6,242	0.00%	-41.66%
AllianceBernstein NVIT Global Fixed Income Fund - Class III(obsolete) (NVAGF3)
2010	0.00%	31,818	12.359941	393,269	5.84%	8.24%
2009	0.00%	23,143	11.419071	264,272	5.26%	14.19%	5/1/2009
Clover Value Fund II - Primary Shares(obsolete) (FALF)
2009	0.00%	15,949	11.641309	185,667	2.79%	14.72%
2008	0.00%	18,003	10.147874	182,692	1.86%	-33.79%
2007	0.00%	18,632	15.327257	285,577	1.51%	-9.66%

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT - 4

NOTES TO FINANCIAL STATEMENTS December 31, 2011

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
Credit Suisse Trust- International Equity Flex III Portfolio(obsolete) (CSIEF3)
2010	0.00%	27,195	$11.345188	$308,532	0.11%	12.23%
2010	0.10%	59,479	11.333247	674,090	0.11%	12.12%
2010	0.25%	2,673	11.315359	30,246	0.11%	11.95%
2009	0.00%	28,749	10.108851	290,619	0.00%	1.09%	12/11/2009
2009	0.10%	11,666	10.108299	117,923	0.00%	1.08%	12/11/2009
2009	0.25%	5,543	10.107469	56,026	0.00%	1.07%	12/11/2009
Gartmore NVIT Global Utilities Fund - Class I(obsolete) (GVGU1)
2009	0.00%	91,226	17.873386	1,630,518	3.96%	8.01%
2009	0.10%	30,519	17.736871	541,312	3.96%	7.90%
2009	0.25%	35,222	17.534069	617,585	3.96%	7.74%
2008	0.00%	121,284	16.548066	2,007,016	3.05%	-32.94%
2008	0.10%	36,003	16.438112	591,821	3.05%	-33.01%
2008	0.25%	32,066	16.274553	521,860	3.05%	-33.11%
2007	0.00%	177,796	24.676248	4,387,338	2.57%	20.43%
2007	0.10%	44,916	24.536865	1,102,098	2.57%	20.31%
2007	0.25%	27,478	24.329252	668,519	2.57%	20.13%
Gartmore NVIT Worldwide Leaders Fund - Class I (obsolete) (GEF)
2010	0.00%	195,615	17.098317	3,344,687	1.02%	11.46%
2010	0.10%	45,228	13.742313	621,537	1.02%	11.35%
2010	0.20%	2,064	13.468298	27,799	1.02%	11.24%
2010	0.25%	14,874	13.400531	199,319	1.02%	11.18%
2009	0.00%	206,712	15.340444	3,171,054	1.06%	25.00%
2009	0.10%	47,322	12.341792	584,038	1.06%	24.88%
2009	0.25%	13,605	12.052893	163,980	1.06%	24.69%
2008	0.00%	216,990	12.271930	2,662,886	0.73%	-44.34%
2008	0.10%	54,435	9.882968	537,979	0.73%	-44.40%
2008	0.25%	13,713	9.666117	132,551	0.73%	-44.48%
2007	0.00%	250,388	22.048358	5,520,644	0.41%	19.90%
2007	0.10%	109,004	17.774048	1,937,442	0.41%	19.78%
2007	0.25%	14,992	17.410223	261,014	0.41%	19.60%
Gartmore NVIT Worldwide Leaders Fund - Class III (obsolete) (GEF3)
2010	0.00%	264	14.935320	3,943	0.79%	11.36%
2009	0.00%	1,087	13.411529	14,578	1.12%	34.12%	5/1/2009
Insurance Trust - Insurance Trust Diversified Mid Cap Value Portfolio 1 (obsolete) (OGMVP)
2008	0.10%	4,372	12.612983	55,144	1.51%	-35.55%
2008	0.20%	6,347	12.533943	79,553	1.51%	-35.61%
2007	0.10%	4,412	19.569601	86,341	1.87%	0.82%
2007	0.20%	6,420	19.466479	124,975	1.87%	0.71%
International Equity Flex I Portfolio (obsolete) (WIEP)
2009	0.00%	93	13.330928	1,240	0.66%	22.20%
2008	0.00%	96,326	10.909328	1,050,852	1.75%	-41.03%
2008	0.25%	9,109	9.166659	83,499	1.75%	-41.18%
2007	0.00%	116,860	18.501094	2,162,038	1.09%	16.60%
2007	0.25%	10,580	15.584704	164,886	1.09%	16.30%
International Equity Flex II Portfolio (obsolete) (WVCP)
2009	0.00%	20	10.138334	203	2.62%	30.47%
2008	0.00%	33,935	7.770427	263,689	1.69%	-46.75%
2008	0.25%	5,184	5.551756	28,780	1.69%	-46.89%
2007	0.00%	38,516	14.592824	562,057	0.00%	-3.96%
2007	0.25%	6,308	10.452361	65,933	0.00%	-4.20%

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT - 4

NOTES TO FINANCIAL STATEMENTS December 31, 2011

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
J.P. Morgan NVIT Balanced Fund - Class I (obsolete) (BF)
2008	0.00%	757,878	$10.568294	$8,009,478	2.70%	-25.55%
2008	0.10%	48,246	9.589808	462,670	2.70%	-25.62%
2008	0.20%	104,098	9.695696	1,009,303	2.70%	-25.70%
2008	0.25%	108,297	9.656587	1,045,779	2.70%	-25.73%
2007	0.00%	856,726	14.194595	12,160,879	2.16%	4.63%
2007	0.10%	83,510	12.893261	1,076,716	2.16%	4.52%
2007	0.20%	140,532	13.048688	1,833,758	2.16%	4.41%
2007	0.25%	182,240	13.002564	2,369,587	2.16%	4.36%
Janus Aspen Series - INTECH Risk-Managed Core Portfolio - Service Shares(obsolete) (JARLCS)
2008	0.00%	33,622	12.013653	403,923	0.75%	-36.24%
2007	0.00%	26,988	18.842190	508,513	0.49%	6.13%
Market Opportunity Fund II - Service Shares(obsolete) (FVMOS)
2009	0.00%	71,443	10.283025	734,650	1.47%	1.28%
2008	0.00%	76,516	10.152569	776,834	1.01%	-0.86%
2007	0.00%	4,512	10.240958	46,207	1.07%	-1.48%
NVIT Global Financial Services Fund - Class I(obsolete) (GVGF1)
2009	0.00%	81,891	13.889643	1,137,437	1.15%	31.75%
2009	0.10%	49,431	13.783502	681,332	1.15%	31.62%
2009	0.25%	26,749	13.625762	364,476	1.15%	31.42%
2008	0.00%	94,761	10.542078	998,978	1.83%	-46.27%
2008	0.10%	40,964	10.471992	428,975	1.83%	-46.33%
2008	0.25%	36,230	10.367711	375,622	1.83%	-46.41%
2007	0.00%	93,918	19.621675	1,842,828	3.45%	-1.05%
2007	0.10%	104,978	19.510815	2,048,206	3.45%	-1.15%
2007	0.25%	38,992	19.345657	754,326	3.45%	-1.30%
NVIT Health Sciences Fund - Class I(obsolete) (GVGH1)
2009	0.00%	62,420	13.810897	862,076	0.29%	19.16%
2009	0.10%	90,762	13.705345	1,243,925	0.29%	19.04%
2009	0.25%	57,752	13.548576	782,457	0.29%	18.87%
2008	0.00%	84,235	11.589966	976,281	0.26%	-25.21%
2008	0.10%	81,523	11.512893	938,566	0.26%	-25.29%
2008	0.25%	59,035	11.398285	672,898	0.26%	-25.40%
2008	0.40%	207	11.284830	2,336	0.26%	-25.51%
2007	0.00%	101,446	15.497697	1,572,179	0.07%	13.16%
2007	0.10%	52,696	15.410067	812,049	0.07%	13.05%
2007	0.20%	90,084	15.322977	1,380,355	0.07%	12.93%
2007	0.25%	57,456	15.279611	877,905	0.07%	12.88%
2007	0.40%	2,882	15.150267	43,663	0.07%	12.71%
NVIT Health Sciences Fund - Class III(obsolete) (GVGHS)
2009	0.00%	222,948	11.124833	2,480,259	0.28%	19.11%
2008	0.00%	260,983	9.339799	2,437,529	0.29%	-25.23%
2007	0.00%	210,752	12.491648	2,632,640	0.07%	13.23%
NVIT Leaders Fund - Class I(obsolete) (GVUS1)
2009	0.00%	46,260	12.049802	557,424	0.84%	33.79%
2009	0.10%	40,684	11.957718	486,488	0.84%	33.65%
2008	0.00%	67,331	9.006647	606,427	0.76%	-49.91%
2008	0.10%	42,776	8.946759	382,707	0.76%	-49.96%
2008	0.25%	132	8.857680	1,169	0.76%	-50.03%
2007	0.00%	89,306	17.979434	1,605,671	1.24%	11.56%
2007	0.10%	44,572	17.877821	796,850	1.24%	11.45%
2007	0.25%	3,872	17.726502	68,637	1.24%	11.28%

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT - 4

NOTES TO FINANCIAL STATEMENTS December 31, 2011

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
NVIT Mid Cap Growth Fund - Class I (obsolete) (SGRF)
2008	0.00%	749,875	$9.006596	$6,753,821	0.00%	-46.11%
2008	0.10%	137,374	6.935563	952,766	0.00%	-46.17%
2008	0.25%	42,806	5.588576	239,225	0.00%	-46.25%
2007	0.00%	898,950	16.713321	15,024,440	0.00%	9.01%
2007	0.10%	104,616	12.883089	1,347,777	0.00%	8.91%
2007	0.25%	111,508	10.396626	1,159,307	0.00%	8.74%
NVIT Technology & Communications Fund - Class I(obsolete) (GGTC)
2009	0.00%	235,876	3.325931	784,507	0.00%	52.47%
2009	0.10%	226,699	3.295310	747,043	0.00%	52.31%
2009	0.20%	371,260	3.264934	1,212,139	0.00%	52.16%
2009	0.25%	481,326	3.249860	1,564,242	0.00%	52.09%
2008	0.00%	286,434	2.181418	624,832	0.00%	-48.57%
2008	0.10%	259,568	2.163493	561,574	0.00%	-48.62%
2008	0.20%	338,127	2.145696	725,518	0.00%	-48.67%
2008	0.25%	424,273	2.136859	906,612	0.00%	-48.70%
2008	0.40%	3,131	2.110566	6,608	0.00%	-48.78%
2007	0.00%	400,856	4.241547	1,700,250	0.00%	20.09%
2007	0.10%	257,506	4.210915	1,084,336	0.00%	19.97%
2007	0.20%	380,790	4.180465	1,591,879	0.00%	19.85%
2007	0.25%	519,226	4.165338	2,162,752	0.00%	19.79%
2007	0.40%	80,076	4.120279	329,935	0.00%	19.61%
NVIT Technology & Communications Fund - Class III(obsolete) (GGTC3)
2009	0.00%	200,315	12.888766	2,581,813	0.00%	52.44%
2008	0.00%	177,753	8.454726	1,502,853	0.00%	-48.59%
2007	0.00%	249,550	16.444438	4,103,710	0.00%	20.19%
NVIT U.S. Growth Leaders Fund - Class I(obsolete) (GVUG1)
2009	0.00%	134,485	14.212216	1,911,330	0.00%	25.84%
2009	0.10%	56,812	14.103668	801,258	0.00%	25.71%
2008	0.00%	204,284	11.293974	2,307,178	0.00%	-41.29%
2008	0.10%	75,068	11.218926	842,182	0.00%	-41.35%
2008	0.25%	68,398	11.107192	759,710	0.00%	-41.44%
2007	0.00%	231,876	19.237188	4,460,642	0.00%	22.49%
2007	0.10%	147,470	19.128541	2,820,886	0.00%	22.36%
2007	0.25%	71,458	18.966559	1,355,312	0.00%	22.18%
Putnam VT OTC & Emerging Growth Fund - IB Shares (obsolete) (PVOEGB)
2008	0.20%	5,847	5.470558	31,986	0.00%	-45.29%	1/2/2008
2008	0.25%	533	5.467827	2,914	0.00%	-45.32%	1/2/2008
Putnam VT Vista Fund - IB Shares(obsolete) (PVVIB)
2009	0.20%	5,870	13.767109	80,813	0.00%	37.67%	2/6/2009
2009	0.25%	797	14.151257	11,279	0.00%	41.51%	2/13/2009
U.S. Equity Flex I Portfolio(obsolete) (WSCP)
2010	0.00%	91,046	12.448619	1,133,397	0.26%	14.46%
2009	0.00%	100,191	10.876108	1,089,688	0.00%	8.76%	10/2/2009
U.S. Equity Flex II Portfolio (obsolete) (WGIP)
2008	0.00%	72,061	11.767861	848,004	3.07%	-36.19%
2008	0.10%	11,493	10.447694	120,075	3.07%	-36.25%
2007	0.00%	87,284	18.440646	1,609,573	1.30%	1.79%
2007	0.25%	3,478	14.931536	51,932	1.30%	1.53%

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT - 4

NOTES TO FINANCIAL STATEMENTS December 31, 2011

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
Variable Series II -Strategic Value VIP - Class B(obsolete) (SVSHEB)
2010	0.20%	8,894	$8.241888	$73,303	1.79%	11.91%
2010	0.25%	15,449	8.222631	127,031	1.79%	11.85%
2009	0.25%	68,810	7.351304	505,843	4.46%	24.63%
2008	0.25%	88,068	5.898673	519,484	2.32%	-46.29%
2008	0.40%	6,289	5.875072	36,948	2.32%	-46.38%
2007	0.25%	66,654	10.983369	732,085	0.92%	-2.43%
2007	0.40%	1,088	10.955918	11,920	0.92%	-2.58%

2011	Contract owners equity:				$3,792,718,355
2010	Contract owners equity:				$4,097,345,784
2009	Contract owners equity:				$3,763,821,378
2008	Contract owners equity:				$3,233,903,295
2007	Contract owners equity:				$4,818,129,455

*	This represents the annual contract expense rate of the variable account at the period end indicated and includes only those expenses that are charged through a reduction in the unit values. Excluded are expenses of the underlying mutual funds and charges made directly to contract owners’ accounts through the redemption of units.
**	This represents the ratio of dividends for the period indicated, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by monthly average net assets (excluding months where net assets are zero). The investment income ratio for subaccounts initially funded during the period presented has not been annualized. The ratios exclude those expenses that result in direct reductions to the contractholder accounts through reductions in unit values. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.
***	This represents the total return for the period. The total returns do not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total return is not annualized if the underlying mutual fund option is initially offered, funded, or both, during the period presented.
****	This represents the date the underlying mutual fund option was initially added and funded.